As filed with the Securities and Exchange Commission on November 5, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Franklin H. Na, Esq.
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
(Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a)	Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NEMIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$115	1.04%

How did the Fund perform last year?

Emerging market equities rallied overall, mainly driven by investors bidding up generative AI (gen AI) beneficiaries, driving the benchmark IT sector up by almost 130%. The Fund’s investment style transitioned during the year from a core, growth-at-a-reasonable-price (GARP) approach to a value strategy which sold many of the rallying IT gen AI names on valuation concerns. Relative to the MSCI Emerging Markets Index (Net), both stock selection within sectors as well as country and sector allocation decisions detracted value overall.

Performance Attribution

Top Contributors

Top Detractors

  Taiwan Semiconductor Manufacturing Co. Ltd. and Samsung Electronics, the IT mega cap names, were the top absolute contributors, but were both sold on valuation concerns

  Korean holdings

  Semen Indonesia, the cement producer, and Pine Labs, the Indian finance firm, were the largest absolute detractors, both were sold during the year

  Hong Kong holdings

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $1,951,200	MSCI Emerging Markets Index (Net) $2,430,500
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,247,600	$1,245,300
8/31/18	$1,216,600	$1,236,800
8/31/19	$1,197,500	$1,182,900
8/31/20	$1,324,300	$1,354,200
8/31/21	$1,536,700	$1,640,300
8/31/22	$1,164,800	$1,282,600
8/31/23	$1,133,400	$1,298,700
8/31/24	$1,325,500	$1,494,400
8/31/25	$1,604,400	$1,745,500
8/31/26	$1,951,200	$2,430,500

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	21.61%	4.89%	6.91%
MSCI Emerging Markets Index (Net)	39.25%	8.18%	9.29%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$218,611,511
Number of Portfolio Holdings	48
Portfolio Turnover Rate	126%
Total Investment Advisory Fees Paid	$1,355,418

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Richter Gedeon Nyrt	4.4%
Kasikornbank PCL	3.8%
Orion Corp.	3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
China Resources Land Ltd.	3.2%
Petroleo Brasileiro SA - Petrobras	3.1%
Ternium SA ADR	2.9%
China Construction Bank Corp. Class H	2.8%
Kunlun Energy Co. Ltd.	2.7%
PDD Holdings, Inc. ADR	2.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	21.7%
Consumer Staples	14.0%
Communication Services	12.6%
Consumer Discretionary	9.8%
Materials	8.4%
Health Care	6.7%
Information Technology	5.4%
Industrials	4.8%
Energy	4.4%
Utilities	3.8%
Real Estate	3.2%
Short-Term Investments	5.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	22.2%
Korea	14.6%
Brazil	12.1%
Mexico	8.3%
United States	6.6%
Hong Kong	4.9%
Hungary	4.4%
Thailand	3.8%
Indonesia	3.4%
Chile	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Institutional Class was reduced to 0.98% of average net assets.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0013 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Institutional Class: NEMIX

Neuberger

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2026

Class A: NEMAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.36%

How did the Fund perform last year?

Emerging market equities rallied overall, mainly driven by investors bidding up generative AI (gen AI) beneficiaries, driving the benchmark IT sector up by almost 130%. The Fund’s investment style transitioned during the year from a core, growth-at-a-reasonable-price (GARP) approach to a value strategy which sold many of the rallying IT gen AI names on valuation concerns. Relative to the MSCI Emerging Markets Index (Net), both stock selection within sectors as well as country and sector allocation decisions detracted value overall.

Performance Attribution

Top Contributors

Top Detractors

  Taiwan Semiconductor Manufacturing Co. Ltd. and Samsung Electronics, the IT mega cap names, were the top absolute contributors, but were both sold on valuation concerns

  Korean holdings

  Semen Indonesia, the cement producer, and Pine Labs, the Indian finance firm, were the largest absolute detractors, both were sold during the year

  Hong Kong holdings

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $17,916	MSCI Emerging Markets Index (Net) $24,305
8/31/16	$9,425	$10,000
8/31/17	$11,736	$12,453
8/31/18	$11,409	$12,368
8/31/19	$11,207	$11,829
8/31/20	$12,359	$13,542
8/31/21	$14,298	$16,403
8/31/22	$10,806	$12,826
8/31/23	$10,492	$12,987
8/31/24	$12,237	$14,944
8/31/25	$14,782	$17,455
8/31/26	$17,916	$24,305

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	21.20%	4.62%	6.63%
Class A (including sales charge)	14.21%	3.38%	6.00%
MSCI Emerging Markets Index (Net)	39.25%	8.18%	9.29%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$218,611,511
Number of Portfolio Holdings	48
Portfolio Turnover Rate	126%
Total Investment Advisory Fees Paid	$1,355,418

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Richter Gedeon Nyrt	4.4%
Kasikornbank PCL	3.8%
Orion Corp.	3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
China Resources Land Ltd.	3.2%
Petroleo Brasileiro SA - Petrobras	3.1%
Ternium SA ADR	2.9%
China Construction Bank Corp. Class H	2.8%
Kunlun Energy Co. Ltd.	2.7%
PDD Holdings, Inc. ADR	2.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	21.7%
Consumer Staples	14.0%
Communication Services	12.6%
Consumer Discretionary	9.8%
Materials	8.4%
Health Care	6.7%
Information Technology	5.4%
Industrials	4.8%
Energy	4.4%
Utilities	3.8%
Real Estate	3.2%
Short-Term Investments	5.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	22.2%
Korea	14.6%
Brazil	12.1%
Mexico	8.3%
United States	6.6%
Hong Kong	4.9%
Hungary	4.4%
Thailand	3.8%
Indonesia	3.4%
Chile	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class A was reduced to 1.34% of average net assets.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0009 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class A: NEMAX

Neuberger

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2026

Class C: NEMCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.12%

How did the Fund perform last year?

Emerging market equities rallied overall, mainly driven by investors bidding up generative AI (gen AI) beneficiaries, driving the benchmark IT sector up by almost 130%. The Fund’s investment style transitioned during the year from a core, growth-at-a-reasonable-price (GARP) approach to a value strategy which sold many of the rallying IT gen AI names on valuation concerns. Relative to the MSCI Emerging Markets Index (Net), both stock selection within sectors as well as country and sector allocation decisions detracted value overall.

Performance Attribution

Top Contributors

Top Detractors

  Taiwan Semiconductor Manufacturing Co. Ltd. and Samsung Electronics, the IT mega cap names, were the top absolute contributors, but were both sold on valuation concerns

  Korean holdings

  Semen Indonesia, the cement producer, and Pine Labs, the Indian finance firm, were the largest absolute detractors, both were sold during the year

  Hong Kong holdings

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $17,637	MSCI Emerging Markets Index (Net) $24,305
8/31/16	$10,000	$10,000
8/31/17	$12,357	$12,453
8/31/18	$11,923	$12,368
8/31/19	$11,625	$11,829
8/31/20	$12,726	$13,542
8/31/21	$14,616	$16,403
8/31/22	$10,967	$12,826
8/31/23	$10,560	$12,987
8/31/24	$12,228	$14,944
8/31/25	$14,662	$17,455
8/31/26	$17,637	$24,305

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	20.29%	3.83%	5.84%
Class C (including sales charge)	19.29%	3.83%	5.84%
MSCI Emerging Markets Index (Net)	39.25%	8.18%	9.29%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$218,611,511
Number of Portfolio Holdings	48
Portfolio Turnover Rate	126%
Total Investment Advisory Fees Paid	$1,355,418

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Richter Gedeon Nyrt	4.4%
Kasikornbank PCL	3.8%
Orion Corp.	3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
China Resources Land Ltd.	3.2%
Petroleo Brasileiro SA - Petrobras	3.1%
Ternium SA ADR	2.9%
China Construction Bank Corp. Class H	2.8%
Kunlun Energy Co. Ltd.	2.7%
PDD Holdings, Inc. ADR	2.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	21.7%
Consumer Staples	14.0%
Communication Services	12.6%
Consumer Discretionary	9.8%
Materials	8.4%
Health Care	6.7%
Information Technology	5.4%
Industrials	4.8%
Energy	4.4%
Utilities	3.8%
Real Estate	3.2%
Short-Term Investments	5.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	22.2%
Korea	14.6%
Brazil	12.1%
Mexico	8.3%
United States	6.6%
Hong Kong	4.9%
Hungary	4.4%
Thailand	3.8%
Indonesia	3.4%
Chile	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class C was reduced to 2.09% of average net assets.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0012 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class C: NEMCX

Neuberger

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2026

Class R3: NEMRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$184	1.67%

How did the Fund perform last year?

Emerging market equities rallied overall, mainly driven by investors bidding up generative AI (gen AI) beneficiaries, driving the benchmark IT sector up by almost 130%. The Fund’s investment style transitioned during the year from a core, growth-at-a-reasonable-price (GARP) approach to a value strategy which sold many of the rallying IT gen AI names on valuation concerns. Relative to the MSCI Emerging Markets Index (Net), both stock selection within sectors as well as country and sector allocation decisions detracted value overall.

Performance Attribution

Top Contributors

Top Detractors

  Taiwan Semiconductor Manufacturing Co. Ltd. and Samsung Electronics, the IT mega cap names, were the top absolute contributors, but were both sold on valuation concerns

  Korean holdings

  Semen Indonesia, the cement producer, and Pine Labs, the Indian finance firm, were the largest absolute detractors, both were sold during the year

  Hong Kong holdings

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $18,256	MSCI Emerging Markets Index (Net) $24,305
8/31/16	$10,000	$10,000
8/31/17	$12,394	$12,453
8/31/18	$12,003	$12,368
8/31/19	$11,740	$11,829
8/31/20	$12,897	$13,542
8/31/21	$14,858	$16,403
8/31/22	$11,183	$12,826
8/31/23	$10,815	$12,987
8/31/24	$12,561	$14,944
8/31/25	$15,111	$17,455
8/31/26	$18,256	$24,305

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	20.81%	4.20%	6.20%
MSCI Emerging Markets Index (Net)	39.25%	8.18%	9.29%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$218,611,511
Number of Portfolio Holdings	48
Portfolio Turnover Rate	126%
Total Investment Advisory Fees Paid	$1,355,418

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Richter Gedeon Nyrt	4.4%
Kasikornbank PCL	3.8%
Orion Corp.	3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
China Resources Land Ltd.	3.2%
Petroleo Brasileiro SA - Petrobras	3.1%
Ternium SA ADR	2.9%
China Construction Bank Corp. Class H	2.8%
Kunlun Energy Co. Ltd.	2.7%
PDD Holdings, Inc. ADR	2.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	21.7%
Consumer Staples	14.0%
Communication Services	12.6%
Consumer Discretionary	9.8%
Materials	8.4%
Health Care	6.7%
Information Technology	5.4%
Industrials	4.8%
Energy	4.4%
Utilities	3.8%
Real Estate	3.2%
Short-Term Investments	5.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	22.2%
Korea	14.6%
Brazil	12.1%
Mexico	8.3%
United States	6.6%
Hong Kong	4.9%
Hungary	4.4%
Thailand	3.8%
Indonesia	3.4%
Chile	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class R3 was reduced to 1.59% of average net assets.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0010 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class R3: NEMRX

Neuberger

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2026

Class R6: NREMX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$105	0.95%

How did the Fund perform last year?

Emerging market equities rallied overall, mainly driven by investors bidding up generative AI (gen AI) beneficiaries, driving the benchmark IT sector up by almost 130%. The Fund’s investment style transitioned during the year from a core, growth-at-a-reasonable-price (GARP) approach to a value strategy which sold many of the rallying IT gen AI names on valuation concerns. Relative to the MSCI Emerging Markets Index (Net), both stock selection within sectors as well as country and sector allocation decisions detracted value overall.

Performance Attribution

Top Contributors

Top Detractors

  Taiwan Semiconductor Manufacturing Co. Ltd. and Samsung Electronics, the IT mega cap names, were the top absolute contributors, but were both sold on valuation concerns

  Korean holdings

  Semen Indonesia, the cement producer, and Pine Labs, the Indian finance firm, were the largest absolute detractors, both were sold during the year

  Hong Kong holdings

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $19,701	MSCI Emerging Markets Index (Net) $24,305
8/31/16	$10,000	$10,000
8/31/17	$12,490	$12,453
8/31/18	$12,182	$12,368
8/31/19	$12,006	$11,829
8/31/20	$13,292	$13,542
8/31/21	$15,442	$16,403
8/31/22	$11,715	$12,826
8/31/23	$11,414	$12,987
8/31/24	$13,357	$14,944
8/31/25	$16,188	$17,455
8/31/26	$19,701	$24,305

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	21.71%	4.99%	7.02%
MSCI Emerging Markets Index (Net)	39.25%	8.18%	9.29%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$218,611,511
Number of Portfolio Holdings	48
Portfolio Turnover Rate	126%
Total Investment Advisory Fees Paid	$1,355,418

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Richter Gedeon Nyrt	4.4%
Kasikornbank PCL	3.8%
Orion Corp.	3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
China Resources Land Ltd.	3.2%
Petroleo Brasileiro SA - Petrobras	3.1%
Ternium SA ADR	2.9%
China Construction Bank Corp. Class H	2.8%
Kunlun Energy Co. Ltd.	2.7%
PDD Holdings, Inc. ADR	2.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	21.7%
Consumer Staples	14.0%
Communication Services	12.6%
Consumer Discretionary	9.8%
Materials	8.4%
Health Care	6.7%
Information Technology	5.4%
Industrials	4.8%
Energy	4.4%
Utilities	3.8%
Real Estate	3.2%
Short-Term Investments	5.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	22.2%
Korea	14.6%
Brazil	12.1%
Mexico	8.3%
United States	6.6%
Hong Kong	4.9%
Hungary	4.4%
Thailand	3.8%
Indonesia	3.4%
Chile	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class R6 was reduced to 0.88% of average net assets.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0011 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class R6: NREMX

Annual Shareholder Report

August 31, 2026

Institutional Class: NBHIX

Neuberger

Equity Income Fund

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.72%

How did the Fund perform last year?

The Fund's performance was positive over the year, supported by broad-based sector strength, but it lagged the Russell 1000® Value Index. Financials, Materials, and Energy holdings were the largest contributors to absolute returns, while Communication Services holdings were the primary detractor. U.S. equities advanced amid periods of volatility tied to geopolitical tensions in the Middle East and shifting U.S. Federal Reserve policy expectations, with major indices reaching new all-time highs during the year, providing a supportive backdrop for the Fund's investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Financials, Materials and Energy sectors

  Metals & Mining, Oil, Gas & Consumable Fuels and Capital Markets industries

  Investments in the Communication Services sector

  Entertainment industry weakness within Communication Services

  Construction Materials and Health Care Equipment & Supplies

  Options

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,532,500	Russell 1000® Index $4,091,000	Russell 1000® Value Index $3,039,700
8/31/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,115,600	$1,161,600	$1,115,800
8/31/18	$1,233,600	$1,391,800	$1,254,900
8/31/19	$1,271,300	$1,426,500	$1,262,600
8/31/20	$1,290,800	$1,747,400	$1,273,300
8/31/21	$1,595,700	$2,311,000	$1,737,300
8/31/22	$1,597,500	$2,011,400	$1,629,100
8/31/23	$1,636,800	$2,321,200	$1,769,200
8/31/24	$1,942,400	$2,938,600	$2,143,300
8/31/25	$2,182,200	$3,415,700	$2,343,200
8/31/26	$2,532,500	$4,091,000	$3,039,700

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	16.05%	9.68%	9.74%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,041,030,951
Number of Portfolio Holdings	92
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,959,805

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Southwest Gas Holdings, Inc.	2.6%
AstraZeneca PLC	2.6%
National Fuel Gas Co.	2.6%
Morgan Stanley	2.4%
Valterra Platinum Ltd.	2.4%
BAE Systems PLC	2.3%
Bank of America Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.2%
Utilities	12.4%
Industrials	11.5%
Materials	10.6%
Health Care	9.1%
Energy	8.9%
Real Estate	8.2%
Information Technology	6.2%
Consumer Discretionary	5.9%
Consumer Staples	5.8%
Communication Services	2.8%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0023 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NBHIX

Annual Shareholder Report

August 31, 2026

Class A: NBHAX

Neuberger

Equity Income Fund

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.09%

How did the Fund perform last year?

The Fund's performance was positive over the year, supported by broad-based sector strength, but it lagged the Russell 1000® Value Index. Financials, Materials, and Energy holdings were the largest contributors to absolute returns, while Communication Services holdings were the primary detractor. U.S. equities advanced amid periods of volatility tied to geopolitical tensions in the Middle East and shifting U.S. Federal Reserve policy expectations, with major indices reaching new all-time highs during the year, providing a supportive backdrop for the Fund's investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Financials, Materials and Energy sectors

  Metals & Mining, Oil, Gas & Consumable Fuels and Capital Markets industries

  Investments in the Communication Services sector

  Entertainment industry weakness within Communication Services

  Construction Materials and Health Care Equipment & Supplies

  Options

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $23,016	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$9,425	$10,000	$10,000
8/31/17	$10,475	$11,616	$11,158
8/31/18	$11,545	$13,918	$12,549
8/31/19	$11,853	$14,265	$12,626
8/31/20	$11,988	$17,474	$12,733
8/31/21	$14,769	$23,110	$17,373
8/31/22	$14,730	$20,114	$16,291
8/31/23	$15,038	$23,212	$17,692
8/31/24	$17,770	$29,386	$21,433
8/31/25	$19,902	$34,157	$23,432
8/31/26	$23,016	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	15.65%	9.28%	9.34%
Class A (including sales charge)	9.01%	8.00%	8.69%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,041,030,951
Number of Portfolio Holdings	92
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,959,805

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Southwest Gas Holdings, Inc.	2.6%
AstraZeneca PLC	2.6%
National Fuel Gas Co.	2.6%
Morgan Stanley	2.4%
Valterra Platinum Ltd.	2.4%
BAE Systems PLC	2.3%
Bank of America Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.2%
Utilities	12.4%
Industrials	11.5%
Materials	10.6%
Health Care	9.1%
Energy	8.9%
Real Estate	8.2%
Information Technology	6.2%
Consumer Discretionary	5.9%
Consumer Staples	5.8%
Communication Services	2.8%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0019 10/26

Annual Shareholder Report

August 31, 2026

Class A: NBHAX

Annual Shareholder Report

August 31, 2026

Class C: NBHCX

Neuberger

Equity Income Fund

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.84%

How did the Fund perform last year?

The Fund's performance was positive over the year, supported by broad-based sector strength, but it lagged the Russell 1000® Value Index. Financials, Materials, and Energy holdings were the largest contributors to absolute returns, while Communication Services holdings were the primary detractor. U.S. equities advanced amid periods of volatility tied to geopolitical tensions in the Middle East and shifting U.S. Federal Reserve policy expectations, with major indices reaching new all-time highs during the year, providing a supportive backdrop for the Fund's investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Financials, Materials and Energy sectors

  Metals & Mining, Oil, Gas & Consumable Fuels and Capital Markets industries

  Investments in the Communication Services sector

  Entertainment industry weakness within Communication Services

  Construction Materials and Health Care Equipment & Supplies

  Options

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $22,663	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,034	$11,616	$11,158
8/31/18	$12,067	$13,918	$12,549
8/31/19	$12,297	$14,265	$12,626
8/31/20	$12,344	$17,474	$12,733
8/31/21	$15,092	$23,110	$17,373
8/31/22	$14,943	$20,114	$16,291
8/31/23	$15,134	$23,212	$17,692
8/31/24	$17,764	$29,386	$21,433
8/31/25	$19,744	$34,157	$23,432
8/31/26	$22,663	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	14.79%	8.47%	8.53%
Class C (including sales charge)	13.79%	8.47%	8.53%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,041,030,951
Number of Portfolio Holdings	92
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,959,805

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Southwest Gas Holdings, Inc.	2.6%
AstraZeneca PLC	2.6%
National Fuel Gas Co.	2.6%
Morgan Stanley	2.4%
Valterra Platinum Ltd.	2.4%
BAE Systems PLC	2.3%
Bank of America Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.2%
Utilities	12.4%
Industrials	11.5%
Materials	10.6%
Health Care	9.1%
Energy	8.9%
Real Estate	8.2%
Information Technology	6.2%
Consumer Discretionary	5.9%
Consumer Staples	5.8%
Communication Services	2.8%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0022 10/26

Annual Shareholder Report

August 31, 2026

Class C: NBHCX

Annual Shareholder Report

August 31, 2026

Class R3: NBHRX

Neuberger

Equity Income Fund

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$146	1.36%

How did the Fund perform last year?

The Fund's performance was positive over the year, supported by broad-based sector strength, but it lagged the Russell 1000® Value Index. Financials, Materials, and Energy holdings were the largest contributors to absolute returns, while Communication Services holdings were the primary detractor. U.S. equities advanced amid periods of volatility tied to geopolitical tensions in the Middle East and shifting U.S. Federal Reserve policy expectations, with major indices reaching new all-time highs during the year, providing a supportive backdrop for the Fund's investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Financials, Materials and Energy sectors

  Metals & Mining, Oil, Gas & Consumable Fuels and Capital Markets industries

  Investments in the Communication Services sector

  Entertainment industry weakness within Communication Services

  Construction Materials and Health Care Equipment & Supplies

  Options

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $23,754	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,088	$11,616	$11,158
8/31/18	$12,189	$13,918	$12,549
8/31/19	$12,482	$14,265	$12,626
8/31/20	$12,584	$17,474	$12,733
8/31/21	$15,456	$23,110	$17,373
8/31/22	$15,377	$20,114	$16,291
8/31/23	$15,643	$23,212	$17,692
8/31/24	$18,443	$29,386	$21,433
8/31/25	$20,595	$34,157	$23,432
8/31/26	$23,754	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	15.34%	8.98%	9.04%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,041,030,951
Number of Portfolio Holdings	92
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,959,805

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Southwest Gas Holdings, Inc.	2.6%
AstraZeneca PLC	2.6%
National Fuel Gas Co.	2.6%
Morgan Stanley	2.4%
Valterra Platinum Ltd.	2.4%
BAE Systems PLC	2.3%
Bank of America Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.2%
Utilities	12.4%
Industrials	11.5%
Materials	10.6%
Health Care	9.1%
Energy	8.9%
Real Estate	8.2%
Information Technology	6.2%
Consumer Discretionary	5.9%
Consumer Staples	5.8%
Communication Services	2.8%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0021 10/26

Annual Shareholder Report

August 31, 2026

Class R3: NBHRX

Annual Shareholder Report

August 31, 2026

Class E: NBHEX

Neuberger

Equity Income Fund

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$7	0.06%

How did the Fund perform last year?

The Fund's performance was positive over the year, supported by broad-based sector strength, but it lagged the Russell 1000® Value Index. Financials, Materials, and Energy holdings were the largest contributors to absolute returns, while Communication Services holdings were the primary detractor. U.S. equities advanced amid periods of volatility tied to geopolitical tensions in the Middle East and shifting U.S. Federal Reserve policy expectations, with major indices reaching new all-time highs during the year, providing a supportive backdrop for the Fund's investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Financials, Materials and Energy sectors

  Metals & Mining, Oil, Gas & Consumable Fuels and Capital Markets industries

  Investments in the Communication Services sector

  Entertainment industry weakness within Communication Services

  Construction Materials and Health Care Equipment & Supplies

  Options

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $26,117	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,156	$11,616	$11,158
8/31/18	$12,336	$13,918	$12,549
8/31/19	$12,713	$14,265	$12,626
8/31/20	$12,908	$17,474	$12,733
8/31/21	$15,957	$23,110	$17,373
8/31/22	$16,041	$20,114	$16,291
8/31/23	$16,549	$23,212	$17,692
8/31/24	$19,769	$29,386	$21,433
8/31/25	$22,356	$34,157	$23,432
8/31/26	$26,117	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	16.82%	10.36%	10.08%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,041,030,951
Number of Portfolio Holdings	92
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,959,805

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Southwest Gas Holdings, Inc.	2.6%
AstraZeneca PLC	2.6%
National Fuel Gas Co.	2.6%
Morgan Stanley	2.4%
Valterra Platinum Ltd.	2.4%
BAE Systems PLC	2.3%
Bank of America Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.2%
Utilities	12.4%
Industrials	11.5%
Materials	10.6%
Health Care	9.1%
Energy	8.9%
Real Estate	8.2%
Information Technology	6.2%
Consumer Discretionary	5.9%
Consumer Staples	5.8%
Communication Services	2.8%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0020 10/26

Annual Shareholder Report

August 31, 2026

Class E: NBHEX

Neuberger

Focus Fund

Annual Shareholder Report

August 31, 2026

Investor Class: NBSSX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.89%

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $28,554	MSCI All Country World Index (Net) $32,693
8/31/16	$10,000	$10,000
8/31/17	$11,681	$11,711
8/31/18	$13,205	$13,048
8/31/19	$12,895	$13,011
8/31/20	$16,270	$15,161
8/31/21	$21,485	$19,504
8/31/22	$15,110	$16,406
8/31/23	$16,896	$18,694
8/31/24	$21,354	$23,076
8/31/25	$25,434	$26,721
8/31/26	$28,554	$32,693

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	12.27%	5.85%	11.06%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0029 10/26

Annual Shareholder Report

August 31, 2026

Investor Class: NBSSX

Neuberger

Focus Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NBFCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$116	1.09%

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $28,003	MSCI All Country World Index (Net) $32,693
8/31/16	$10,000	$10,000
8/31/17	$11,661	$11,711
8/31/18	$13,164	$13,048
8/31/19	$12,832	$13,011
8/31/20	$16,156	$15,161
8/31/21	$21,290	$19,504
8/31/22	$14,941	$16,406
8/31/23	$16,672	$18,694
8/31/24	$21,028	$23,076
8/31/25	$25,002	$26,721
8/31/26	$28,003	$32,693

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	12.00%	5.63%	10.85%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0030 10/26

Annual Shareholder Report

August 31, 2026

Trust Class: NBFCX

Neuberger

Focus Fund

Annual Shareholder Report

August 31, 2026

Advisor Class: NBFAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$139	1.31%

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $27,481	MSCI All Country World Index (Net) $32,693
8/31/16	$10,000	$10,000
8/31/17	$11,651	$11,711
8/31/18	$13,122	$13,048
8/31/19	$12,770	$13,011
8/31/20	$16,052	$15,161
8/31/21	$21,106	$19,504
8/31/22	$14,789	$16,406
8/31/23	$16,468	$18,694
8/31/24	$20,727	$23,076
8/31/25	$24,582	$26,721
8/31/26	$27,481	$32,693

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	11.79%	5.42%	10.64%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0034 10/26

Annual Shareholder Report

August 31, 2026

Advisor Class: NBFAX

Neuberger

Focus Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NFALX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.73%

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,900,200	MSCI All Country World Index (Net) $3,269,300
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,170,400	$1,171,100
8/31/18	$1,324,800	$1,304,800
8/31/19	$1,296,400	$1,301,100
8/31/20	$1,637,600	$1,516,100
8/31/21	$2,165,700	$1,950,400
8/31/22	$1,525,300	$1,640,600
8/31/23	$1,707,800	$1,869,400
8/31/24	$2,161,900	$2,307,600
8/31/25	$2,579,700	$2,672,100
8/31/26	$2,900,200	$3,269,300

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	12.43%	6.02%	11.24%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0033 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NFALX

Neuberger

Focus Fund

Annual Shareholder Report

August 31, 2026

Class A: NFAAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.11%

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $26,345	MSCI All Country World Index (Net) $32,693
8/31/16	$9,425	$10,000
8/31/17	$10,984	$11,711
8/31/18	$12,391	$13,048
8/31/19	$12,080	$13,011
8/31/20	$15,208	$15,161
8/31/21	$20,034	$19,504
8/31/22	$14,058	$16,406
8/31/23	$15,690	$18,694
8/31/24	$19,788	$23,076
8/31/25	$23,520	$26,721
8/31/26	$26,345	$32,693

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	12.01%	5.63%	10.83%
Class A (including sales charge)	5.56%	4.38%	10.17%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0031 10/26

Annual Shareholder Report

August 31, 2026

Class A: NFAAX

Neuberger

Focus Fund

Annual Shareholder Report

August 31, 2026

Class C: NFACX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.86%

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $25,935	MSCI All Country World Index (Net) $32,693
8/31/16	$10,000	$10,000
8/31/17	$11,576	$11,711
8/31/18	$12,955	$13,048
8/31/19	$12,535	$13,011
8/31/20	$15,663	$15,161
8/31/21	$20,481	$19,504
8/31/22	$14,265	$16,406
8/31/23	$15,800	$18,694
8/31/24	$19,775	$23,076
8/31/25	$23,337	$26,721
8/31/26	$25,935	$32,693

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	11.13%	4.84%	10.00%
Class C (including sales charge)	10.13%	4.84%	10.00%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0032 10/26

Annual Shareholder Report

August 31, 2026

Class C: NFACX

Neuberger

Genesis Fund

Annual Shareholder Report

August 31, 2026

Investor Class: NBGNX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	0.99%

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $24,393	Russell 3000® Index $39,898	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,019	$11,606	$11,491
8/31/18	$13,964	$13,956	$14,416
8/31/19	$14,038	$14,139	$12,557
8/31/20	$15,930	$17,171	$13,313
8/31/21	$21,169	$22,845	$19,581
8/31/22	$18,072	$19,810	$16,079
8/31/23	$19,814	$22,734	$16,827
8/31/24	$22,777	$28,677	$19,935
8/31/25	$22,178	$33,220	$21,563
8/31/26	$24,393	$39,898	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	9.98%	2.88%	9.33%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0042 10/26

Annual Shareholder Report

August 31, 2026

Investor Class: NBGNX

Neuberger

Genesis Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NBGEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$114	1.09%

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $24,177	Russell 3000® Index $39,898	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,011	$11,606	$11,491
8/31/18	$13,945	$13,956	$14,416
8/31/19	$14,006	$14,139	$12,557
8/31/20	$15,879	$17,171	$13,313
8/31/21	$21,084	$22,845	$19,581
8/31/22	$17,983	$19,810	$16,079
8/31/23	$19,696	$22,734	$16,827
8/31/24	$22,623	$28,677	$19,935
8/31/25	$22,005	$33,220	$21,563
8/31/26	$24,177	$39,898	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	9.87%	2.78%	9.23%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0043 10/26

Annual Shareholder Report

August 31, 2026

Trust Class: NBGEX

Neuberger

Genesis Fund

Annual Shareholder Report

August 31, 2026

Advisor Class: NBGAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$140	1.34%

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $23,564	Russell 3000® Index $39,898	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,981	$11,606	$11,491
8/31/18	$13,871	$13,956	$14,416
8/31/19	$13,896	$14,139	$12,557
8/31/20	$15,716	$17,171	$13,313
8/31/21	$20,813	$22,845	$19,581
8/31/22	$17,704	$19,810	$16,079
8/31/23	$19,345	$22,734	$16,827
8/31/24	$22,161	$28,677	$19,935
8/31/25	$21,503	$33,220	$21,563
8/31/26	$23,564	$39,898	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	9.58%	2.51%	8.95%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0046 10/26

Annual Shareholder Report

August 31, 2026

Advisor Class: NBGAX

Neuberger

Genesis Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NBGIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.84%

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,479,000	Russell 3000® Index $3,989,800	Russell 2000® Index $2,726,900
8/31/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,104,000	$1,160,600	$1,149,100
8/31/18	$1,401,600	$1,395,600	$1,441,600
8/31/19	$1,411,300	$1,413,900	$1,255,700
8/31/20	$1,603,900	$1,717,100	$1,331,300
8/31/21	$2,134,900	$2,284,500	$1,958,100
8/31/22	$1,825,400	$1,981,000	$1,607,900
8/31/23	$2,004,600	$2,273,400	$1,682,700
8/31/24	$2,307,900	$2,867,700	$1,993,500
8/31/25	$2,250,900	$3,322,000	$2,156,300
8/31/26	$2,479,000	$3,989,800	$2,726,900

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	10.13%	3.03%	9.50%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0044 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NBGIX

Neuberger

Genesis Fund

Annual Shareholder Report

August 31, 2026

Class R6: NRGSX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.74%

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $25,021	Russell 3000® Index $39,898	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,047	$11,606	$11,491
8/31/18	$14,038	$13,956	$14,416
8/31/19	$14,149	$14,139	$12,557
8/31/20	$16,094	$17,171	$13,313
8/31/21	$21,442	$22,845	$19,581
8/31/22	$18,352	$19,810	$16,079
8/31/23	$20,173	$22,734	$16,827
8/31/24	$23,248	$28,677	$19,935
8/31/25	$22,697	$33,220	$21,563
8/31/26	$25,021	$39,898	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	10.24%	3.14%	9.61%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0045 10/26

Annual Shareholder Report

August 31, 2026

Class R6: NRGSX

Neuberger

Genesis Fund

Annual Shareholder Report

August 31, 2026

Class E: NRGEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$2	0.02%

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $25,514	Russell 3000® Index $39,898	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,019	$11,606	$11,491
8/31/18	$13,964	$13,956	$14,416
8/31/19	$14,038	$14,139	$12,557
8/31/20	$15,930	$17,171	$13,313
8/31/21	$21,169	$22,845	$19,581
8/31/22	$18,184	$19,810	$16,079
8/31/23	$20,130	$22,734	$16,827
8/31/24	$23,367	$28,677	$19,935
8/31/25	$22,977	$33,220	$21,563
8/31/26	$25,514	$39,898	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	11.04%	3.80%	9.82%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0041 10/26

Annual Shareholder Report

August 31, 2026

Class E: NRGEX

Neuberger

International Equity Fund

Annual Shareholder Report

August 31, 2026

Investor Class: NIQVX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$111	1.05%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $20,671	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,597	$11,764
8/31/18	$12,163	$12,280
8/31/19	$11,649	$11,880
8/31/20	$13,442	$12,609
8/31/21	$17,238	$15,903
8/31/22	$12,510	$12,754
8/31/23	$14,352	$15,039
8/31/24	$17,345	$17,957
8/31/25	$18,691	$20,448
8/31/26	$20,671	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	10.59%	3.70%	7.53%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0061 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Investor Class: NIQVX

Neuberger

International Equity Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NIQTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$119	1.13%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $20,552	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,592	$11,764
8/31/18	$12,154	$12,280
8/31/19	$11,625	$11,880
8/31/20	$13,417	$12,609
8/31/21	$17,196	$15,903
8/31/22	$12,469	$12,754
8/31/23	$14,297	$15,039
8/31/24	$17,272	$17,957
8/31/25	$18,591	$20,448
8/31/26	$20,552	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	10.55%	3.63%	7.47%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0062 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Trust Class: NIQTX

Neuberger

International Equity Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NBIIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.85%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,106,400	MSCI EAFE® Index (Net) $2,486,900
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,158,200	$1,176,400
8/31/18	$1,217,500	$1,228,000
8/31/19	$1,169,400	$1,188,000
8/31/20	$1,353,400	$1,260,900
8/31/21	$1,738,500	$1,590,300
8/31/22	$1,264,000	$1,275,400
8/31/23	$1,454,700	$1,503,900
8/31/24	$1,761,400	$1,795,700
8/31/25	$1,901,100	$2,044,800
8/31/26	$2,106,400	$2,486,900

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	10.80%	3.91%	7.73%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0057 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Institutional Class: NBIIX

Neuberger

International Equity Fund

Annual Shareholder Report

August 31, 2026

Class A: NIQAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.21%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $19,146	MSCI EAFE® Index (Net) $24,869
8/31/16	$9,425	$10,000
8/31/17	$10,868	$11,764
8/31/18	$11,387	$12,280
8/31/19	$10,898	$11,880
8/31/20	$12,562	$12,609
8/31/21	$16,086	$15,903
8/31/22	$11,657	$12,754
8/31/23	$13,354	$15,039
8/31/24	$16,122	$17,957
8/31/25	$17,337	$20,448
8/31/26	$19,146	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	10.43%	3.54%	7.35%
Class A (including sales charge)	4.07%	2.32%	6.71%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0063 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class A: NIQAX

Neuberger

International Equity Fund

Annual Shareholder Report

August 31, 2026

Class C: NIQCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.96%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $18,853	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,448	$11,764
8/31/18	$11,912	$12,280
8/31/19	$11,310	$11,880
8/31/20	$12,940	$12,609
8/31/21	$16,443	$15,903
8/31/22	$11,825	$12,754
8/31/23	$13,454	$15,039
8/31/24	$16,107	$17,957
8/31/25	$17,196	$20,448
8/31/26	$18,853	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	9.64%	2.77%	6.55%
Class C (including sales charge)	8.64%	2.77%	6.55%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0058 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class C: NIQCX

Neuberger

International Equity Fund

Annual Shareholder Report

August 31, 2026

Class R6: NRIQX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.75%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $21,270	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,585	$11,764
8/31/18	$12,194	$12,280
8/31/19	$11,713	$11,880
8/31/20	$13,576	$12,609
8/31/21	$17,454	$15,903
8/31/22	$12,710	$12,754
8/31/23	$14,636	$15,039
8/31/24	$17,743	$17,957
8/31/25	$19,166	$20,448
8/31/26	$21,270	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	10.98%	4.03%	7.84%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0065 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class R6: NRIQX

Neuberger

International Equity Fund

Annual Shareholder Report

August 31, 2026

Class E: NIQEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$6	0.06%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $21,867	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,582	$11,764
8/31/18	$12,175	$12,280
8/31/19	$11,694	$11,880
8/31/20	$13,534	$12,609
8/31/21	$17,385	$15,903
8/31/22	$12,708	$12,754
8/31/23	$14,737	$15,039
8/31/24	$17,992	$17,957
8/31/25	$19,566	$20,448
8/31/26	$21,867	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	11.76%	4.70%	8.14%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0064 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class E: NIQEX

Neuberger

International Select Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NILTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$123	1.16%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $20,996	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,557	$11,764
8/31/18	$12,155	$12,280
8/31/19	$11,720	$11,880
8/31/20	$13,628	$12,609
8/31/21	$17,460	$15,903
8/31/22	$12,759	$12,754
8/31/23	$14,597	$15,039
8/31/24	$17,490	$17,957
8/31/25	$18,703	$20,448
8/31/26	$20,996	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	12.26%	3.76%	7.70%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0071 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Trust Class: NILTX

Neuberger

International Select Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NILIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.81%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,176,200	MSCI EAFE® Index (Net) $2,486,900
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,161,300	$1,176,400
8/31/18	$1,225,400	$1,228,000
8/31/19	$1,185,200	$1,188,000
8/31/20	$1,382,800	$1,260,900
8/31/21	$1,777,900	$1,590,300
8/31/22	$1,304,800	$1,275,400
8/31/23	$1,496,300	$1,503,900
8/31/24	$1,799,900	$1,795,700
8/31/25	$1,932,300	$2,044,800
8/31/26	$2,176,200	$2,486,900

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	12.62%	4.13%	8.09%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0076 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Institutional Class: NILIX

Neuberger

International Select Fund

Annual Shareholder Report

August 31, 2026

Class A: NBNAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.17%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $19,771	MSCI EAFE® Index (Net) $24,869
8/31/16	$9,425	$10,000
8/31/17	$10,895	$11,764
8/31/18	$11,452	$12,280
8/31/19	$11,042	$11,880
8/31/20	$12,834	$12,609
8/31/21	$16,436	$15,903
8/31/22	$12,016	$12,754
8/31/23	$13,740	$15,039
8/31/24	$16,471	$17,957
8/31/25	$17,614	$20,448
8/31/26	$19,771	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	12.25%	3.76%	7.69%
Class A (including sales charge)	5.76%	2.54%	7.05%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0072 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class A: NBNAX

Neuberger

International Select Fund

Annual Shareholder Report

August 31, 2026

Class C: NBNCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.92%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $19,447	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,470	$11,764
8/31/18	$11,971	$12,280
8/31/19	$11,454	$11,880
8/31/20	$13,214	$12,609
8/31/21	$16,796	$15,903
8/31/22	$12,185	$12,754
8/31/23	$13,830	$15,039
8/31/24	$16,450	$17,957
8/31/25	$17,464	$20,448
8/31/26	$19,447	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	11.35%	2.97%	6.88%
Class C (including sales charge)	10.35%	2.97%	6.88%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0075 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class C: NBNCX

Neuberger

International Select Fund

Annual Shareholder Report

August 31, 2026

Class R3: NBNRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$150	1.42%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $20,451	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,526	$11,764
8/31/18	$12,094	$12,280
8/31/19	$11,633	$11,880
8/31/20	$13,486	$12,609
8/31/21	$17,227	$15,903
8/31/22	$12,565	$12,754
8/31/23	$14,330	$15,039
8/31/24	$17,134	$17,957
8/31/25	$18,267	$20,448
8/31/26	$20,451	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	11.95%	3.49%	7.42%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0073 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class R3: NBNRX

Neuberger

International Select Fund

Annual Shareholder Report

August 31, 2026

Class R6: NRILX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.71%

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $21,889	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,579	$11,764
8/31/18	$12,226	$12,280
8/31/19	$11,846	$11,880
8/31/20	$13,833	$12,609
8/31/21	$17,796	$15,903
8/31/22	$13,064	$12,754
8/31/23	$15,011	$15,039
8/31/24	$18,072	$17,957
8/31/25	$19,407	$20,448
8/31/26	$21,889	$24,869

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	12.79%	4.23%	8.15%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of April 17, 2017 is that of the Fund's Trust Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0074 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class R6: NRILX

Neuberger

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NINLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	0.94%

How did the Fund perform last year?

Some powerful thematic trends lie behind the Fund’s return for the year. First and foremost is a meaningful exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. We also witnessed strong contributions from companies providing next generation defense capabilities as well as space-based technology and assets. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Historic sector biases – overweight IT and underweight Financials versus the Russell 2000® Value Index (the Index)

  Exposure to companies benefiting from AI

  Stock selection in Consumer Discretionary and Health Care

  Overweight in Utilities versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $3,089,800	Russell 3000® Index $3,989,800	Russell 2000® Value Index $2,611,700	Russell 2000® Index $2,726,900
8/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,165,900	$1,160,600	$1,134,700	$1,149,100
8/31/18	$1,411,000	$1,395,600	$1,362,100	$1,441,600
8/31/19	$1,258,100	$1,413,900	$1,159,300	$1,255,700
8/31/20	$1,350,700	$1,717,100	$1,088,100	$1,331,300
8/31/21	$2,180,500	$2,284,500	$1,735,400	$1,958,100
8/31/22	$1,840,700	$1,981,000	$1,558,700	$1,607,900
8/31/23	$1,953,300	$2,273,400	$1,592,600	$1,682,700
8/31/24	$2,137,700	$2,867,700	$1,899,100	$1,993,500
8/31/25	$2,366,000	$3,322,000	$2,009,700	$2,156,300
8/31/26	$3,089,800	$3,989,800	$2,611,700	$2,726,900

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	30.60%	7.22%	11.94%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,436,199,938
Number of Portfolio Holdings	109
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$9,927,360

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	3.2%
Veeco Instruments, Inc.	3.0%
KBR, Inc.	2.7%
Haemonetics Corp.	2.6%
Ormat Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Gitlab, Inc. Class A	2.3%
Varonis Systems, Inc.	2.3%
OPENLANE, Inc.	2.1%
Huntington Bancshares, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.0%
Industrials	18.6%
Health Care	12.4%
Utilities	9.3%
Financials	6.4%
Energy	6.1%
Consumer Discretionary	5.0%
Materials	3.9%
Communication Services	3.4%
Consumer Staples	1.7%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0222 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NINLX

Neuberger

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Class A: NINAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.31%

How did the Fund perform last year?

Some powerful thematic trends lie behind the Fund’s return for the year. First and foremost is a meaningful exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. We also witnessed strong contributions from companies providing next generation defense capabilities as well as space-based technology and assets. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Historic sector biases – overweight IT and underweight Financials versus the Russell 2000® Value Index (the Index)

  Exposure to companies benefiting from AI

  Stock selection in Consumer Discretionary and Health Care

  Overweight in Utilities versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $28,082	Russell 3000® Index $39,898	Russell 2000® Value Index $26,117	Russell 2000® Index $27,269
8/31/16	$9,425	$10,000	$10,000	$10,000
8/31/17	$10,955	$11,606	$11,347	$11,491
8/31/18	$13,210	$13,956	$13,621	$14,416
8/31/19	$11,733	$14,139	$11,593	$12,557
8/31/20	$12,558	$17,171	$10,881	$13,313
8/31/21	$20,195	$22,845	$17,354	$19,581
8/31/22	$16,984	$19,810	$15,587	$16,079
8/31/23	$17,946	$22,734	$15,926	$16,827
8/31/24	$19,573	$28,677	$18,991	$19,935
8/31/25	$21,581	$33,220	$20,097	$21,563
8/31/26	$28,082	$39,898	$26,117	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	30.12%	6.82%	11.53%
Class A (including sales charge)	22.64%	5.56%	10.88%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,436,199,938
Number of Portfolio Holdings	109
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$9,927,360

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	3.2%
Veeco Instruments, Inc.	3.0%
KBR, Inc.	2.7%
Haemonetics Corp.	2.6%
Ormat Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Gitlab, Inc. Class A	2.3%
Varonis Systems, Inc.	2.3%
OPENLANE, Inc.	2.1%
Huntington Bancshares, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.0%
Industrials	18.6%
Health Care	12.4%
Utilities	9.3%
Financials	6.4%
Energy	6.1%
Consumer Discretionary	5.0%
Materials	3.9%
Communication Services	3.4%
Consumer Staples	1.7%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0091 10/26

Annual Shareholder Report

August 31, 2026

Class A: NINAX

Neuberger

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Class C: NINCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.05%

How did the Fund perform last year?

Some powerful thematic trends lie behind the Fund’s return for the year. First and foremost is a meaningful exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. We also witnessed strong contributions from companies providing next generation defense capabilities as well as space-based technology and assets. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Historic sector biases – overweight IT and underweight Financials versus the Russell 2000® Value Index (the Index)

  Exposure to companies benefiting from AI

  Stock selection in Consumer Discretionary and Health Care

  Overweight in Utilities versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $27,635	Russell 3000® Index $39,898	Russell 2000® Value Index $26,117	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,536	$11,606	$11,347	$11,491
8/31/18	$13,802	$13,956	$13,621	$14,416
8/31/19	$12,177	$14,139	$11,593	$12,557
8/31/20	$12,927	$17,171	$10,881	$13,313
8/31/21	$20,629	$22,845	$17,354	$19,581
8/31/22	$17,220	$19,810	$15,587	$16,079
8/31/23	$18,063	$22,734	$15,926	$16,827
8/31/24	$19,551	$28,677	$18,991	$19,935
8/31/25	$21,399	$33,220	$20,097	$21,563
8/31/26	$27,635	$39,898	$26,117	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	29.14%	6.02%	10.70%
Class C (including sales charge)	28.14%	6.02%	10.70%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,436,199,938
Number of Portfolio Holdings	109
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$9,927,360

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	3.2%
Veeco Instruments, Inc.	3.0%
KBR, Inc.	2.7%
Haemonetics Corp.	2.6%
Ormat Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Gitlab, Inc. Class A	2.3%
Varonis Systems, Inc.	2.3%
OPENLANE, Inc.	2.1%
Huntington Bancshares, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.0%
Industrials	18.6%
Health Care	12.4%
Utilities	9.3%
Financials	6.4%
Energy	6.1%
Consumer Discretionary	5.0%
Materials	3.9%
Communication Services	3.4%
Consumer Staples	1.7%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0226 10/26

Annual Shareholder Report

August 31, 2026

Class C: NINCX

Neuberger

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Class R6: NRINX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.84%

How did the Fund perform last year?

Some powerful thematic trends lie behind the Fund’s return for the year. First and foremost is a meaningful exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. We also witnessed strong contributions from companies providing next generation defense capabilities as well as space-based technology and assets. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Historic sector biases – overweight IT and underweight Financials versus the Russell 2000® Value Index (the Index)

  Exposure to companies benefiting from AI

  Stock selection in Consumer Discretionary and Health Care

  Overweight in Utilities versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $31,158	Russell 3000® Index $39,898	Russell 2000® Value Index $26,117	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,659	$11,606	$11,347	$11,491
8/31/18	$14,110	$13,956	$13,621	$14,416
8/31/19	$12,599	$14,139	$11,593	$12,557
8/31/20	$13,542	$17,171	$10,881	$13,313
8/31/21	$21,875	$22,845	$17,354	$19,581
8/31/22	$18,488	$19,810	$15,587	$16,079
8/31/23	$19,642	$22,734	$15,926	$16,827
8/31/24	$21,516	$28,677	$18,991	$19,935
8/31/25	$23,838	$33,220	$20,097	$21,563
8/31/26	$31,158	$39,898	$26,117	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	30.71%	7.33%	12.04%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Institutional Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$1,436,199,938
Number of Portfolio Holdings	109
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$9,927,360

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	3.2%
Veeco Instruments, Inc.	3.0%
KBR, Inc.	2.7%
Haemonetics Corp.	2.6%
Ormat Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Gitlab, Inc. Class A	2.3%
Varonis Systems, Inc.	2.3%
OPENLANE, Inc.	2.1%
Huntington Bancshares, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.0%
Industrials	18.6%
Health Care	12.4%
Utilities	9.3%
Financials	6.4%
Energy	6.1%
Consumer Discretionary	5.0%
Materials	3.9%
Communication Services	3.4%
Consumer Staples	1.7%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0092 10/26

Annual Shareholder Report

August 31, 2026

Class R6: NRINX

Neuberger

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Investor Class: NGUAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	0.79%

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $43,867	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,760	$11,623	$12,082
8/31/18	$14,330	$13,909	$15,371
8/31/19	$14,908	$14,315	$16,028
8/31/20	$20,239	$17,455	$23,135
8/31/21	$27,423	$22,895	$29,734
8/31/22	$22,717	$20,325	$24,068
8/31/23	$26,814	$23,566	$29,347
8/31/24	$33,464	$29,960	$38,373
8/31/25	$39,654	$34,718	$47,036
8/31/26	$43,867	$41,793	$52,124

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	10.62%	9.85%	15.93%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0095 10/26

Annual Shareholder Report

August 31, 2026

Investor Class: NGUAX

Neuberger

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NBGTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$105	1.00%

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $43,048	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,737	$11,623	$12,082
8/31/18	$14,290	$13,909	$15,371
8/31/19	$14,829	$14,315	$16,028
8/31/20	$20,100	$17,455	$23,135
8/31/21	$27,177	$22,895	$29,734
8/31/22	$22,474	$20,325	$24,068
8/31/23	$26,478	$23,566	$29,347
8/31/24	$32,974	$29,960	$38,373
8/31/25	$38,983	$34,718	$47,036
8/31/26	$43,048	$41,793	$52,124

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	10.43%	9.64%	15.72%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0096 10/26

Annual Shareholder Report

August 31, 2026

Trust Class: NBGTX

Neuberger

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Advisor Class: NBGUX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$149	1.42%

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $41,743	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,726	$11,623	$12,082
8/31/18	$14,229	$13,909	$15,371
8/31/19	$14,713	$14,315	$16,028
8/31/20	$19,890	$17,455	$23,135
8/31/21	$26,840	$22,895	$29,734
8/31/22	$22,156	$20,325	$24,068
8/31/23	$25,990	$23,566	$29,347
8/31/24	$32,225	$29,960	$38,373
8/31/25	$37,966	$34,718	$47,036
8/31/26	$41,743	$41,793	$52,124

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	9.95%	9.23%	15.36%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0102 10/26

Annual Shareholder Report

August 31, 2026

Advisor Class: NBGUX

Neuberger

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NGDLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	0.65%

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $4,457,100	S&P 500® Index $4,179,300	Russell 1000® Growth Index $5,212,400
8/31/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,177,200	$1,162,300	$1,208,200
8/31/18	$1,438,000	$1,390,900	$1,537,100
8/31/19	$1,498,200	$1,431,500	$1,602,800
8/31/20	$2,038,000	$1,745,500	$2,313,500
8/31/21	$2,765,100	$2,289,500	$2,973,400
8/31/22	$2,293,500	$2,032,500	$2,406,800
8/31/23	$2,711,900	$2,356,600	$2,934,700
8/31/24	$3,389,900	$2,996,000	$3,837,300
8/31/25	$4,021,800	$3,471,800	$4,703,600
8/31/26	$4,457,100	$4,179,300	$5,212,400

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	10.82%	10.02%	16.12%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0101 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NGDLX

Neuberger

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class A: NGDAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.02%

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $40,450	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$9,425	$10,000	$10,000
8/31/17	$11,054	$11,623	$12,082
8/31/18	$13,450	$13,909	$15,371
8/31/19	$13,959	$14,315	$16,028
8/31/20	$18,914	$17,455	$23,135
8/31/21	$25,562	$22,895	$29,734
8/31/22	$21,131	$20,325	$24,068
8/31/23	$24,892	$23,566	$29,347
8/31/24	$30,994	$29,960	$38,373
8/31/25	$36,645	$34,718	$47,036
8/31/26	$40,450	$41,793	$52,124

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	10.38%	9.61%	15.68%
Class A (including sales charge)	4.03%	8.32%	15.00%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0097 10/26

Annual Shareholder Report

August 31, 2026

Class A: NGDAX

Neuberger

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class C: NGDCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.76%

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $39,886	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,653	$11,623	$12,082
8/31/18	$14,070	$13,909	$15,371
8/31/19	$14,493	$14,315	$16,028
8/31/20	$19,497	$17,455	$23,135
8/31/21	$26,159	$22,895	$29,734
8/31/22	$21,458	$20,325	$24,068
8/31/23	$25,092	$23,566	$29,347
8/31/24	$31,020	$29,960	$38,373
8/31/25	$36,403	$34,718	$47,036
8/31/26	$39,886	$41,793	$52,124

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	9.57%	8.80%	14.84%
Class C (including sales charge)	8.59%	8.80%	14.84%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0100 10/26

Annual Shareholder Report

August 31, 2026

Class C: NGDCX

Neuberger

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class R3: NGDRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.29%

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $41,753	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,702	$11,623	$12,082
8/31/18	$14,198	$13,909	$15,371
8/31/19	$14,696	$14,315	$16,028
8/31/20	$19,849	$17,455	$23,135
8/31/21	$26,750	$22,895	$29,734
8/31/22	$22,041	$20,325	$24,068
8/31/23	$25,894	$23,566	$29,347
8/31/24	$32,156	$29,960	$38,373
8/31/25	$37,912	$34,718	$47,036
8/31/26	$41,753	$41,793	$52,124

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	10.13%	9.31%	15.36%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0098 10/26

Annual Shareholder Report

August 31, 2026

Class R3: NGDRX

Neuberger

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class R6: NGRDX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.55%

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $44,584	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,760	$11,623	$12,082
8/31/18	$14,330	$13,909	$15,371
8/31/19	$14,915	$14,315	$16,028
8/31/20	$20,299	$17,455	$23,135
8/31/21	$27,549	$22,895	$29,734
8/31/22	$22,862	$20,325	$24,068
8/31/23	$27,052	$23,566	$29,347
8/31/24	$33,840	$29,960	$38,373
8/31/25	$40,198	$34,718	$47,036
8/31/26	$44,584	$41,793	$52,124

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	10.91%	10.11%	16.12%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective December 18, 2025, the Fund's Class R6 contractual expense limitation was reduced by 0.01%.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0099 10/26

Annual Shareholder Report

August 31, 2026

Class R6: NGRDX

Neuberger

Large Cap Value Fund

Annual Shareholder Report

August 31, 2026

Investor Class: NPRTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.74%

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $36,015	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,588	$11,616	$11,158
8/31/18	$13,083	$13,918	$12,549
8/31/19	$13,901	$14,265	$12,626
8/31/20	$14,350	$17,474	$12,733
8/31/21	$21,532	$23,110	$17,373
8/31/22	$20,590	$20,114	$16,291
8/31/23	$21,735	$23,212	$17,692
8/31/24	$24,868	$29,386	$21,433
8/31/25	$26,914	$34,157	$23,432
8/31/26	$36,015	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	33.82%	10.84%	13.67%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0111 10/26

Annual Shareholder Report

August 31, 2026

Investor Class: NPRTX

Neuberger

Large Cap Value Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NBPTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$110	0.94%

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $35,347	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,577	$11,616	$11,158
8/31/18	$13,045	$13,918	$12,549
8/31/19	$13,833	$14,265	$12,626
8/31/20	$14,254	$17,474	$12,733
8/31/21	$21,347	$23,110	$17,373
8/31/22	$20,372	$20,114	$16,291
8/31/23	$21,462	$23,212	$17,692
8/31/24	$24,507	$29,386	$21,433
8/31/25	$26,471	$34,157	$23,432
8/31/26	$35,347	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	33.53%	10.61%	13.46%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0112 10/26

Annual Shareholder Report

August 31, 2026

Trust Class: NBPTX

Neuberger

Large Cap Value Fund

Annual Shareholder Report

August 31, 2026

Advisor Class: NBPBX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$127	1.09%

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $34,813	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,551	$11,616	$11,158
8/31/18	$13,002	$13,918	$12,549
8/31/19	$13,769	$14,265	$12,626
8/31/20	$14,169	$17,474	$12,733
8/31/21	$21,179	$23,110	$17,373
8/31/22	$20,183	$20,114	$16,291
8/31/23	$21,231	$23,212	$17,692
8/31/24	$24,209	$29,386	$21,433
8/31/25	$26,108	$34,157	$23,432
8/31/26	$34,813	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	33.34%	10.45%	13.29%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0119 10/26

Annual Shareholder Report

August 31, 2026

Advisor Class: NBPBX

Neuberger

Large Cap Value Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NBPIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	0.59%

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $3,658,000	Russell 1000® Index $4,091,000	Russell 1000® Value Index $3,039,700
8/31/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,160,400	$1,161,600	$1,115,800
8/31/18	$1,312,500	$1,391,800	$1,254,900
8/31/19	$1,396,700	$1,426,500	$1,262,600
8/31/20	$1,444,500	$1,747,400	$1,273,300
8/31/21	$2,170,300	$2,311,000	$1,737,300
8/31/22	$2,078,900	$2,011,400	$1,629,100
8/31/23	$2,197,800	$2,321,200	$1,769,200
8/31/24	$2,518,600	$2,938,600	$2,143,300
8/31/25	$2,729,600	$3,415,700	$2,343,200
8/31/26	$3,658,000	$4,091,000	$3,039,700

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	34.01%	11.01%	13.85%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0118 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NBPIX

Neuberger

Large Cap Value Fund

Annual Shareholder Report

August 31, 2026

Class A: NPNAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	0.96%

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $33,207	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$9,425	$10,000	$10,000
8/31/17	$10,900	$11,616	$11,158
8/31/18	$12,282	$13,918	$12,549
8/31/19	$13,018	$14,265	$12,626
8/31/20	$13,412	$17,474	$12,733
8/31/21	$20,073	$23,110	$17,373
8/31/22	$19,154	$20,114	$16,291
8/31/23	$20,173	$23,212	$17,692
8/31/24	$23,030	$29,386	$21,433
8/31/25	$24,873	$34,157	$23,432
8/31/26	$33,207	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	33.51%	10.59%	13.42%
Class A (including sales charge)	25.84%	9.29%	12.75%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0113 10/26

Annual Shareholder Report

August 31, 2026

Class A: NPNAX

Neuberger

Large Cap Value Fund

Annual Shareholder Report

August 31, 2026

Class C: NPNCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.71%

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $32,743	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,484	$11,616	$11,158
8/31/18	$12,843	$13,918	$12,549
8/31/19	$13,516	$14,265	$12,626
8/31/20	$13,823	$17,474	$12,733
8/31/21	$20,540	$23,110	$17,373
8/31/22	$19,456	$20,114	$16,291
8/31/23	$20,339	$23,212	$17,692
8/31/24	$23,051	$29,386	$21,433
8/31/25	$24,706	$34,157	$23,432
8/31/26	$32,743	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	32.53%	9.77%	12.59%
Class C (including sales charge)	31.53%	9.77%	12.59%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0117 10/26

Annual Shareholder Report

August 31, 2026

Class C: NPNCX

Neuberger

Large Cap Value Fund

Annual Shareholder Report

August 31, 2026

Class R3: NPNRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$143	1.23%

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $34,297	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,527	$11,616	$11,158
8/31/18	$12,955	$13,918	$12,549
8/31/19	$13,698	$14,265	$12,626
8/31/20	$14,074	$17,474	$12,733
8/31/21	$21,006	$23,110	$17,373
8/31/22	$19,994	$20,114	$16,291
8/31/23	$21,002	$23,212	$17,692
8/31/24	$23,915	$29,386	$21,433
8/31/25	$25,753	$34,157	$23,432
8/31/26	$34,297	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	33.18%	10.30%	13.12%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0115 10/26

Annual Shareholder Report

August 31, 2026

Class R3: NPNRX

Neuberger

Large Cap Value Fund

Annual Shareholder Report

August 31, 2026

Class R6: NRLCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.49%

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $36,706	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,588	$11,616	$11,158
8/31/18	$13,083	$13,918	$12,549
8/31/19	$13,920	$14,265	$12,626
8/31/20	$14,412	$17,474	$12,733
8/31/21	$21,674	$23,110	$17,373
8/31/22	$20,780	$20,114	$16,291
8/31/23	$21,983	$23,212	$17,692
8/31/24	$25,218	$29,386	$21,433
8/31/25	$27,361	$34,157	$23,432
8/31/26	$36,706	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	34.15%	11.11%	13.89%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0116 10/26

Annual Shareholder Report

August 31, 2026

Class R6: NRLCX

Neuberger

Large Cap Value Fund

Annual Shareholder Report

August 31, 2026

Class E: NPNEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$2	0.02%

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $37,241	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,588	$11,616	$11,158
8/31/18	$13,083	$13,918	$12,549
8/31/19	$13,901	$14,265	$12,626
8/31/20	$14,350	$17,474	$12,733
8/31/21	$21,532	$23,110	$17,373
8/31/22	$20,684	$20,114	$16,291
8/31/23	$21,992	$23,212	$17,692
8/31/24	$25,351	$29,386	$21,433
8/31/25	$27,632	$34,157	$23,432
8/31/26	$37,241	$40,910	$30,397

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	34.78%	11.58%	14.05%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0114 10/26

Annual Shareholder Report

August 31, 2026

Class E: NPNEX

Neuberger

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Investor Class: NMANX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	0.82%

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $28,008	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,580	$11,606	$11,452	$11,244
8/31/18	$14,677	$13,956	$14,322	$13,256
8/31/19	$15,388	$14,139	$15,176	$13,328
8/31/20	$18,764	$17,171	$18,751	$14,492
8/31/21	$25,450	$22,845	$25,346	$20,467
8/31/22	$19,107	$19,810	$18,581	$17,434
8/31/23	$19,950	$22,734	$20,997	$18,894
8/31/24	$24,009	$28,677	$25,000	$22,703
8/31/25	$29,641	$33,220	$31,606	$25,559
8/31/26	$28,008	$39,898	$31,238	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	(5.51)%	1.93%	10.85%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0129 10/26

Annual Shareholder Report

August 31, 2026

Investor Class: NMANX

Neuberger

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NBMTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$89	0.92%

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $27,780	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,575	$11,606	$11,452	$11,244
8/31/18	$14,660	$13,956	$14,322	$13,256
8/31/19	$15,361	$14,139	$15,176	$13,328
8/31/20	$18,716	$17,171	$18,751	$14,492
8/31/21	$25,367	$22,845	$25,346	$20,467
8/31/22	$19,030	$19,810	$18,581	$17,434
8/31/23	$19,844	$22,734	$20,997	$18,894
8/31/24	$23,866	$28,677	$25,000	$22,703
8/31/25	$29,425	$33,220	$31,606	$25,559
8/31/26	$27,780	$39,898	$31,238	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	(5.59)%	1.83%	10.76%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0130 10/26

Annual Shareholder Report

August 31, 2026

Trust Class: NBMTX

Neuberger

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Advisor Class: NBMBX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$114	1.17%

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $27,081	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,547	$11,606	$11,452	$11,244
8/31/18	$14,585	$13,956	$14,322	$13,256
8/31/19	$15,246	$14,139	$15,176	$13,328
8/31/20	$18,534	$17,171	$18,751	$14,492
8/31/21	$25,055	$22,845	$25,346	$20,467
8/31/22	$18,744	$19,810	$18,581	$17,434
8/31/23	$19,510	$22,734	$20,997	$18,894
8/31/24	$23,389	$28,677	$25,000	$22,703
8/31/25	$28,769	$33,220	$31,606	$25,559
8/31/26	$27,081	$39,898	$31,238	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	(5.87)%	1.57%	10.48%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0136 10/26

Annual Shareholder Report

August 31, 2026

Advisor Class: NBMBX

Neuberger

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NBMLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.66%

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,849,200	Russell 3000® Index $3,989,800	Russell Midcap® Growth Index $3,123,800	Russell Midcap® Index $3,014,400
8/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,160,300	$1,160,600	$1,145,200	$1,124,400
8/31/18	$1,472,700	$1,395,600	$1,432,200	$1,325,600
8/31/19	$1,547,600	$1,413,900	$1,517,600	$1,332,800
8/31/20	$1,890,000	$1,717,100	$1,875,100	$1,449,200
8/31/21	$2,568,700	$2,284,500	$2,534,600	$2,046,700
8/31/22	$1,931,500	$1,981,000	$1,858,100	$1,743,400
8/31/23	$2,019,300	$2,273,400	$2,099,700	$1,889,400
8/31/24	$2,434,400	$2,867,700	$2,500,000	$2,270,300
8/31/25	$3,009,600	$3,322,000	$3,160,600	$2,555,900
8/31/26	$2,849,200	$3,989,800	$3,123,800	$3,014,400

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	(5.33)%	2.09%	11.04%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0135 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NBMLX

Neuberger

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class A: NMGAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	1.04%

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $25,868	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$9,425	$10,000	$10,000	$10,000
8/31/17	$10,892	$11,606	$11,452	$11,244
8/31/18	$13,776	$13,956	$14,322	$13,256
8/31/19	$14,417	$14,139	$15,176	$13,328
8/31/20	$17,546	$17,171	$18,751	$14,492
8/31/21	$23,760	$22,845	$25,346	$20,467
8/31/22	$17,802	$19,810	$18,581	$17,434
8/31/23	$18,552	$22,734	$20,997	$18,894
8/31/24	$22,267	$28,677	$25,000	$22,703
8/31/25	$27,434	$33,220	$31,606	$25,559
8/31/26	$25,868	$39,898	$31,238	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	(5.71)%	1.71%	10.63%
Class A (including sales charge)	(11.13)%	0.52%	9.97%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0131 10/26

Annual Shareholder Report

August 31, 2026

Class A: NMGAX

Neuberger

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class C: NMGCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.78%

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $25,458	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,469	$11,606	$11,452	$11,244
8/31/18	$14,393	$13,956	$14,322	$13,256
8/31/19	$14,956	$14,139	$15,176	$13,328
8/31/20	$18,063	$17,171	$18,751	$14,492
8/31/21	$24,281	$22,845	$25,346	$20,467
8/31/22	$18,049	$19,810	$18,581	$17,434
8/31/23	$18,676	$22,734	$20,997	$18,894
8/31/24	$22,244	$28,677	$25,000	$22,703
8/31/25	$27,205	$33,220	$31,606	$25,559
8/31/26	$25,458	$39,898	$31,238	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	(6.42)%	0.95%	9.80%
Class C (including sales charge)	(7.18)%	0.95%	9.80%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0134 10/26

Annual Shareholder Report

August 31, 2026

Class C: NMGCX

Neuberger

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class R3: NMGRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$125	1.29%

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $26,753	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,530	$11,606	$11,452	$11,244
8/31/18	$14,541	$13,956	$14,322	$13,256
8/31/19	$15,183	$14,139	$15,176	$13,328
8/31/20	$18,425	$17,171	$18,751	$14,492
8/31/21	$24,879	$22,845	$25,346	$20,467
8/31/22	$18,597	$19,810	$18,581	$17,434
8/31/23	$19,330	$22,734	$20,997	$18,894
8/31/24	$23,144	$28,677	$25,000	$22,703
8/31/25	$28,434	$33,220	$31,606	$25,559
8/31/26	$26,753	$39,898	$31,238	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	(5.91)%	1.46%	10.34%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0132 10/26

Annual Shareholder Report

August 31, 2026

Class R3: NMGRX

Neuberger

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class R6: NRMGX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.56%

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $28,755	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,613	$11,606	$11,452	$11,244
8/31/18	$14,748	$13,956	$14,322	$13,256
8/31/19	$15,515	$14,139	$15,176	$13,328
8/31/20	$18,971	$17,171	$18,751	$14,492
8/31/21	$25,798	$22,845	$25,346	$20,467
8/31/22	$19,423	$19,810	$18,581	$17,434
8/31/23	$20,332	$22,734	$20,997	$18,894
8/31/24	$24,529	$28,677	$25,000	$22,703
8/31/25	$30,350	$33,220	$31,606	$25,559
8/31/26	$28,755	$39,898	$31,238	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	(5.26)%	2.19%	11.14%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0133 10/26

Annual Shareholder Report

August 31, 2026

Class R6: NRMGX

Neuberger

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Investor Class: NBRVX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$107	0.96%

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $22,111	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,719	$11,606	$11,082	$11,244
8/31/18	$13,148	$13,956	$12,485	$13,256
8/31/19	$11,442	$14,139	$12,094	$13,328
8/31/20	$9,600	$17,171	$11,937	$14,492
8/31/21	$14,793	$22,845	$17,248	$20,467
8/31/22	$14,250	$19,810	$15,903	$17,434
8/31/23	$14,803	$22,734	$16,802	$18,894
8/31/24	$16,991	$28,677	$20,193	$22,703
8/31/25	$18,070	$33,220	$21,856	$25,559
8/31/26	$22,111	$39,898	$27,221	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	22.36%	8.37%	8.26%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0145 10/26

Annual Shareholder Report

August 31, 2026

Investor Class: NBRVX

Neuberger

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NBREX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$133	1.20%

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $21,685	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,685	$11,606	$11,082	$11,244
8/31/18	$13,107	$13,956	$12,485	$13,256
8/31/19	$11,398	$14,139	$12,094	$13,328
8/31/20	$9,545	$17,171	$11,937	$14,492
8/31/21	$14,686	$22,845	$17,248	$20,467
8/31/22	$14,113	$19,810	$15,903	$17,434
8/31/23	$14,629	$22,734	$16,802	$18,894
8/31/24	$16,749	$28,677	$20,193	$22,703
8/31/25	$17,771	$33,220	$21,856	$25,559
8/31/26	$21,685	$39,898	$27,221	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	22.03%	8.11%	8.05%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0146 10/26

Annual Shareholder Report

August 31, 2026

Trust Class: NBREX

Neuberger

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NBRTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.85%

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,251,500	Russell 3000® Index $3,989,800	Russell Midcap® Value Index $2,722,100	Russell Midcap® Index $3,014,400
8/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,174,000	$1,160,600	$1,108,200	$1,124,400
8/31/18	$1,321,900	$1,395,600	$1,248,500	$1,325,600
8/31/19	$1,154,000	$1,413,900	$1,209,400	$1,332,800
8/31/20	$970,700	$1,717,100	$1,193,700	$1,449,200
8/31/21	$1,498,200	$2,284,500	$1,724,800	$2,046,700
8/31/22	$1,445,100	$1,981,000	$1,590,300	$1,743,400
8/31/23	$1,502,800	$2,273,400	$1,680,200	$1,889,400
8/31/24	$1,726,500	$2,867,700	$2,019,300	$2,270,300
8/31/25	$1,838,900	$3,322,000	$2,185,600	$2,555,900
8/31/26	$2,251,500	$3,989,800	$2,722,100	$3,014,400

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	22.44%	8.49%	8.45%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0151 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NBRTX

Neuberger

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Class A: NBRAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.21%

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $20,468	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$9,425	$10,000	$10,000	$10,000
8/31/17	$11,022	$11,606	$11,082	$11,244
8/31/18	$12,369	$13,956	$12,485	$13,256
8/31/19	$10,758	$14,139	$12,094	$13,328
8/31/20	$9,018	$17,171	$11,937	$14,492
8/31/21	$13,865	$22,845	$17,248	$20,467
8/31/22	$13,327	$19,810	$15,903	$17,434
8/31/23	$13,813	$22,734	$16,802	$18,894
8/31/24	$15,812	$28,677	$20,193	$22,703
8/31/25	$16,778	$33,220	$21,856	$25,559
8/31/26	$20,468	$39,898	$27,221	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	21.99%	8.10%	8.06%
Class A (including sales charge)	14.96%	6.83%	7.43%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0147 10/26

Annual Shareholder Report

August 31, 2026

Class A: NBRAX

Neuberger

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Class C: NBRCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.96%

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $20,151	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,609	$11,606	$11,082	$11,244
8/31/18	$12,929	$13,956	$12,485	$13,256
8/31/19	$11,158	$14,139	$12,094	$13,328
8/31/20	$9,282	$17,171	$11,937	$14,492
8/31/21	$14,173	$22,845	$17,248	$20,467
8/31/22	$13,517	$19,810	$15,903	$17,434
8/31/23	$13,903	$22,734	$16,802	$18,894
8/31/24	$15,795	$28,677	$20,193	$22,703
8/31/25	$16,636	$33,220	$21,856	$25,559
8/31/26	$20,151	$39,898	$27,221	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	21.13%	7.29%	7.26%
Class C (including sales charge)	20.13%	7.29%	7.26%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0150 10/26

Annual Shareholder Report

August 31, 2026

Class C: NBRCX

Neuberger

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Class R3: NBRRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$162	1.46%

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $21,173	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,662	$11,606	$11,082	$11,244
8/31/18	$13,051	$13,956	$12,485	$13,256
8/31/19	$11,327	$14,139	$12,094	$13,328
8/31/20	$9,467	$17,171	$11,937	$14,492
8/31/21	$14,524	$22,845	$17,248	$20,467
8/31/22	$13,927	$19,810	$15,903	$17,434
8/31/23	$14,394	$22,734	$16,802	$18,894
8/31/24	$16,436	$28,677	$20,193	$22,703
8/31/25	$17,400	$33,220	$21,856	$25,559
8/31/26	$21,173	$39,898	$27,221	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	21.68%	7.83%	7.79%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0148 10/26

Annual Shareholder Report

August 31, 2026

Class R3: NBRRX

Neuberger

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2026

Class R6: NBMRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.75%

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $22,514	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,719	$11,606	$11,082	$11,244
8/31/18	$13,148	$13,956	$12,485	$13,256
8/31/19	$11,465	$14,139	$12,094	$13,328
8/31/20	$9,654	$17,171	$11,937	$14,492
8/31/21	$14,911	$22,845	$17,248	$20,467
8/31/22	$14,400	$19,810	$15,903	$17,434
8/31/23	$14,992	$22,734	$16,802	$18,894
8/31/24	$17,238	$28,677	$20,193	$22,703
8/31/25	$18,369	$33,220	$21,856	$25,559
8/31/26	$22,514	$39,898	$27,221	$30,144

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	22.56%	8.59%	8.45%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0149 10/26

Annual Shareholder Report

August 31, 2026

Class R6: NBMRX

Neuberger

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NMULX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.88%

How did the Fund perform last year?

The Fund generated strong performance for the year. U.S. equities were supported by AI trends, moderating tariff headwinds, and robust corporate earnings growth. The Fund generated positive total returns in 8 of 10 sectors (the Fund had no Real Estate exposure), with 7 sectors achieving double-digit gains. The Materials sector detracted. Several non-benchmark holdings were among the top performers, which we believe demonstrated the benefit of the Fund's active approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Consumer Discretionary, Industrials, and IT sectors

  Select holdings within the Energy and Materials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $3,371,100	S&P 500® Index $4,179,300
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,202,700	$1,162,300
8/31/18	$1,433,000	$1,390,900
8/31/19	$1,474,800	$1,431,500
8/31/20	$1,625,700	$1,745,500
8/31/21	$2,214,800	$2,289,500
8/31/22	$1,890,200	$2,032,500
8/31/23	$2,132,300	$2,356,600
8/31/24	$2,677,400	$2,996,000
8/31/25	$3,002,700	$3,471,800
8/31/26	$3,371,100	$4,179,300

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	12.27%	8.76%	12.92%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$251,038,500
Number of Portfolio Holdings	47
Portfolio Turnover Rate	40%
Total Investment Advisory Fees Paid	$811,136

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	6.6%
Microsoft Corp.	5.8%
Apple, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Berkshire Hathaway, Inc. Class B	4.4%
General Motors Co.	3.3%
Brookfield Corp.	3.2%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
Amazon.com, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	26.2%
Financials	22.1%
Industrials	14.1%
Consumer Discretionary	12.7%
Communication Services	5.1%
Consumer Staples	4.3%
Utilities	4.1%
Health Care	4.1%
Materials	3.1%
Energy	2.5%
Short-Term Investments	1.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0162 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NMULX

Neuberger

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2026

Class A: NMUAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.26%

How did the Fund perform last year?

The Fund generated strong performance for the year. U.S. equities were supported by AI trends, moderating tariff headwinds, and robust corporate earnings growth. The Fund generated positive total returns in 8 of 10 sectors (the Fund had no Real Estate exposure), with 7 sectors achieving double-digit gains. The Materials sector detracted. Several non-benchmark holdings were among the top performers, which we believe demonstrated the benefit of the Fund's active approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Consumer Discretionary, Industrials, and IT sectors

  Select holdings within the Energy and Materials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $30,633	S&P 500® Index $41,793
8/31/16	$9,425	$10,000
8/31/17	$11,298	$11,623
8/31/18	$13,413	$13,909
8/31/19	$13,753	$14,315
8/31/20	$15,105	$17,455
8/31/21	$20,496	$22,895
8/31/22	$17,438	$20,325
8/31/23	$19,596	$23,566
8/31/24	$24,525	$29,960
8/31/25	$27,383	$34,718
8/31/26	$30,633	$41,793

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	11.87%	8.37%	12.51%
Class A (including sales charge)	5.40%	7.09%	11.85%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$251,038,500
Number of Portfolio Holdings	47
Portfolio Turnover Rate	40%
Total Investment Advisory Fees Paid	$811,136

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	6.6%
Microsoft Corp.	5.8%
Apple, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Berkshire Hathaway, Inc. Class B	4.4%
General Motors Co.	3.3%
Brookfield Corp.	3.2%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
Amazon.com, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	26.2%
Financials	22.1%
Industrials	14.1%
Consumer Discretionary	12.7%
Communication Services	5.1%
Consumer Staples	4.3%
Utilities	4.1%
Health Care	4.1%
Materials	3.1%
Energy	2.5%
Short-Term Investments	1.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0159 10/26

Annual Shareholder Report

August 31, 2026

Class A: NMUAX

Neuberger

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2026

Class C: NMUCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.00%

How did the Fund perform last year?

The Fund generated strong performance for the year. U.S. equities were supported by AI trends, moderating tariff headwinds, and robust corporate earnings growth. The Fund generated positive total returns in 8 of 10 sectors (the Fund had no Real Estate exposure), with 7 sectors achieving double-digit gains. The Materials sector detracted. Several non-benchmark holdings were among the top performers, which we believe demonstrated the benefit of the Fund's active approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Consumer Discretionary, Industrials, and IT sectors

  Select holdings within the Energy and Materials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $30,168	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,895	$11,623
8/31/18	$14,016	$13,909
8/31/19	$14,265	$14,315
8/31/20	$15,555	$17,455
8/31/21	$20,946	$22,895
8/31/22	$17,682	$20,325
8/31/23	$19,738	$23,566
8/31/24	$24,514	$29,960
8/31/25	$27,185	$34,718
8/31/26	$30,168	$41,793

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	10.97%	7.57%	11.67%
Class C (including sales charge)	9.97%	7.57%	11.67%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$251,038,500
Number of Portfolio Holdings	47
Portfolio Turnover Rate	40%
Total Investment Advisory Fees Paid	$811,136

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	6.6%
Microsoft Corp.	5.8%
Apple, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Berkshire Hathaway, Inc. Class B	4.4%
General Motors Co.	3.3%
Brookfield Corp.	3.2%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
Amazon.com, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	26.2%
Financials	22.1%
Industrials	14.1%
Consumer Discretionary	12.7%
Communication Services	5.1%
Consumer Staples	4.3%
Utilities	4.1%
Health Care	4.1%
Materials	3.1%
Energy	2.5%
Short-Term Investments	1.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0161 10/26

Annual Shareholder Report

August 31, 2026

Class C: NMUCX

Neuberger

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2026

Class E: NMUEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$14	0.13%

How did the Fund perform last year?

The Fund generated strong performance for the year. U.S. equities were supported by AI trends, moderating tariff headwinds, and robust corporate earnings growth. The Fund generated positive total returns in 8 of 10 sectors (the Fund had no Real Estate exposure), with 7 sectors achieving double-digit gains. The Materials sector detracted. Several non-benchmark holdings were among the top performers, which we believe demonstrated the benefit of the Fund's active approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Consumer Discretionary, Industrials, and IT sectors

  Select holdings within the Energy and Materials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $34,893	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$12,027	$11,623
8/31/18	$14,330	$13,909
8/31/19	$14,748	$14,315
8/31/20	$16,257	$17,455
8/31/21	$22,148	$22,895
8/31/22	$18,982	$20,325
8/31/23	$21,584	$23,566
8/31/24	$27,320	$29,960
8/31/25	$30,860	$34,718
8/31/26	$34,893	$41,793

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	13.07%	9.52%	13.31%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$251,038,500
Number of Portfolio Holdings	47
Portfolio Turnover Rate	40%
Total Investment Advisory Fees Paid	$811,136

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	6.6%
Microsoft Corp.	5.8%
Apple, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Berkshire Hathaway, Inc. Class B	4.4%
General Motors Co.	3.3%
Brookfield Corp.	3.2%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
Amazon.com, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	26.2%
Financials	22.1%
Industrials	14.1%
Consumer Discretionary	12.7%
Communication Services	5.1%
Consumer Staples	4.3%
Utilities	4.1%
Health Care	4.1%
Materials	3.1%
Energy	2.5%
Short-Term Investments	1.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0160 10/26

Annual Shareholder Report

August 31, 2026

Class E: NMUEX

Neuberger

Quality Equity Fund

Annual Shareholder Report

August 31, 2026

Investor Class: NBSRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.82%

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $38,424	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,354	$11,623
8/31/18	$13,438	$13,909
8/31/19	$13,076	$14,315
8/31/20	$15,183	$17,455
8/31/21	$20,413	$22,895
8/31/22	$17,617	$20,325
8/31/23	$20,214	$23,566
8/31/24	$26,600	$29,960
8/31/25	$30,593	$34,718
8/31/26	$38,424	$41,793

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	25.60%	13.49%	14.41%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0197 10/26

Annual Shareholder Report

August 31, 2026

Investor Class: NBSRX

Neuberger

Quality Equity Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NBSTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$113	1.00%

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $37,780	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,341	$11,623
8/31/18	$13,398	$13,909
8/31/19	$13,014	$14,315
8/31/20	$15,090	$17,455
8/31/21	$20,253	$22,895
8/31/22	$17,448	$20,325
8/31/23	$19,977	$23,566
8/31/24	$26,250	$29,960
8/31/25	$30,132	$34,718
8/31/26	$37,780	$41,793

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	25.38%	13.28%	14.22%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0198 10/26

Annual Shareholder Report

August 31, 2026

Trust Class: NBSTX

Neuberger

Quality Equity Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NBSLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.65%

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $3,912,200	S&P 500® Index $4,179,300
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,137,800	$1,162,300
8/31/18	$1,348,900	$1,390,900
8/31/19	$1,315,000	$1,431,500
8/31/20	$1,530,000	$1,745,500
8/31/21	$2,060,600	$2,289,500
8/31/22	$1,781,300	$2,032,500
8/31/23	$2,047,000	$2,356,600
8/31/24	$2,699,300	$2,996,000
8/31/25	$3,109,400	$3,471,800
8/31/26	$3,912,200	$4,179,300

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	25.82%	13.68%	14.62%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0203 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NBSLX

Neuberger

Quality Equity Fund

Annual Shareholder Report

August 31, 2026

Class A: NRAAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.01%

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $35,547	S&P 500® Index $41,793
8/31/16	$9,425	$10,000
8/31/17	$10,684	$11,623
8/31/18	$12,622	$13,909
8/31/19	$12,256	$14,315
8/31/20	$14,209	$17,455
8/31/21	$19,064	$22,895
8/31/22	$16,421	$20,325
8/31/23	$18,801	$23,566
8/31/24	$24,703	$29,960
8/31/25	$28,348	$34,718
8/31/26	$35,547	$41,793

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	25.39%	13.27%	14.20%
Class A (including sales charge)	18.17%	11.94%	13.52%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0199 10/26

Annual Shareholder Report

August 31, 2026

Class A: NRAAX

Neuberger

Quality Equity Fund

Annual Shareholder Report

August 31, 2026

Class C: NRACX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.76%

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $34,999	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,253	$11,623
8/31/18	$13,195	$13,909
8/31/19	$12,718	$14,315
8/31/20	$14,633	$17,455
8/31/21	$19,490	$22,895
8/31/22	$16,665	$20,325
8/31/23	$18,938	$23,566
8/31/24	$24,693	$29,960
8/31/25	$28,125	$34,718
8/31/26	$34,999	$41,793

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	24.44%	12.42%	13.35%
Class C (including sales charge)	23.44%	12.42%	13.35%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0202 10/26

Annual Shareholder Report

August 31, 2026

Class C: NRACX

Neuberger

Quality Equity Fund

Annual Shareholder Report

August 31, 2026

Class R3: NRARX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$143	1.27%

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $36,772	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,304	$11,623
8/31/18	$13,321	$13,909
8/31/19	$12,906	$14,315
8/31/20	$14,922	$17,455
8/31/21	$19,977	$22,895
8/31/22	$17,163	$20,325
8/31/23	$19,604	$23,566
8/31/24	$25,682	$29,960
8/31/25	$29,401	$34,718
8/31/26	$36,772	$41,793

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	25.07%	12.98%	13.91%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0200 10/26

Annual Shareholder Report

August 31, 2026

Class R3: NRARX

Neuberger

Quality Equity Fund

Annual Shareholder Report

August 31, 2026

Class R6: NRSRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.56%

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $39,476	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,384	$11,623
8/31/18	$13,507	$13,909
8/31/19	$13,178	$14,315
8/31/20	$15,350	$17,455
8/31/21	$20,695	$22,895
8/31/22	$17,907	$20,325
8/31/23	$20,599	$23,566
8/31/24	$27,183	$29,960
8/31/25	$31,341	$34,718
8/31/26	$39,476	$41,793

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	25.95%	13.79%	14.72%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0201 10/26

Annual Shareholder Report

August 31, 2026

Class R6: NRSRX

Neuberger

Quality Equity Fund

Annual Shareholder Report

August 31, 2026

Class E: NRAEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$5	0.04%

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $39,272	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,354	$11,623
8/31/18	$13,438	$13,909
8/31/19	$13,076	$14,315
8/31/20	$15,183	$17,455
8/31/21	$20,413	$22,895
8/31/22	$17,617	$20,325
8/31/23	$20,214	$23,566
8/31/24	$26,757	$29,960
8/31/25	$31,022	$34,718
8/31/26	$39,272	$41,793

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	26.59%	13.98%	14.66%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of December 6, 2023 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0204 10/26

Annual Shareholder Report

August 31, 2026

Class E: NRAEX

Neuberger

Real Estate Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NBRFX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$109	1.04%

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $17,427	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,289	$11,623	$10,185
8/31/18	$10,805	$13,909	$10,844
8/31/19	$13,097	$14,315	$12,533
8/31/20	$12,556	$17,455	$11,523
8/31/21	$16,839	$22,895	$15,682
8/31/22	$15,009	$20,325	$14,153
8/31/23	$13,505	$23,566	$13,061
8/31/24	$16,488	$29,960	$15,861
8/31/25	$15,854	$34,718	$15,640
8/31/26	$17,427	$41,793	$17,599

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	9.92%	0.69%	5.71%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0167 10/26

Annual Shareholder Report

August 31, 2026

Trust Class: NBRFX

Neuberger

Real Estate Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NBRIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.85%

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $1,775,300	S&P 500® Index $4,179,300	FTSE Nareit All Equity REITs Index $1,759,900
8/31/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,030,100	$1,162,300	$1,018,500
8/31/18	$1,084,500	$1,390,900	$1,084,400
8/31/19	$1,317,100	$1,431,500	$1,253,300
8/31/20	$1,264,700	$1,745,500	$1,152,300
8/31/21	$1,699,800	$2,289,500	$1,568,200
8/31/22	$1,516,900	$2,032,500	$1,415,300
8/31/23	$1,368,100	$2,356,600	$1,306,100
8/31/24	$1,674,400	$2,996,000	$1,586,100
8/31/25	$1,612,500	$3,471,800	$1,564,000
8/31/26	$1,775,300	$4,179,300	$1,759,900

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	10.10%	0.87%	5.91%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0173 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NBRIX

Neuberger

Real Estate Fund

Annual Shareholder Report

August 31, 2026

Class A: NREAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.21%

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $16,145	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$9,425	$10,000	$10,000
8/31/17	$9,674	$11,623	$10,185
8/31/18	$10,148	$13,909	$10,844
8/31/19	$12,281	$14,315	$12,533
8/31/20	$11,751	$17,455	$11,523
8/31/21	$15,734	$22,895	$15,682
8/31/22	$13,999	$20,325	$14,153
8/31/23	$12,573	$23,566	$13,061
8/31/24	$15,334	$29,960	$15,861
8/31/25	$14,713	$34,718	$15,640
8/31/26	$16,145	$41,793	$17,599

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	9.73%	0.52%	5.53%
Class A (including sales charge)	3.41%	(0.66)%	4.91%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0168 10/26

Annual Shareholder Report

August 31, 2026

Class A: NREAX

Neuberger

Real Estate Fund

Annual Shareholder Report

August 31, 2026

Class C: NRECX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.96%

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $15,892	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,189	$11,623	$10,185
8/31/18	$10,611	$13,909	$10,844
8/31/19	$12,745	$14,315	$12,533
8/31/20	$12,098	$17,455	$11,523
8/31/21	$16,084	$22,895	$15,682
8/31/22	$14,199	$20,325	$14,153
8/31/23	$12,661	$23,566	$13,061
8/31/24	$15,321	$29,960	$15,861
8/31/25	$14,596	$34,718	$15,640
8/31/26	$15,892	$41,793	$17,599

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	8.88%	(0.24)%	4.74%
Class C (including sales charge)	7.88%	(0.24)%	4.74%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0172 10/26

Annual Shareholder Report

August 31, 2026

Class C: NRECX

Neuberger

Real Estate Fund

Annual Shareholder Report

August 31, 2026

Class R3: NRERX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$153	1.46%

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $16,715	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,245	$11,623	$10,185
8/31/18	$10,714	$13,909	$10,844
8/31/19	$12,938	$14,315	$12,533
8/31/20	$12,345	$17,455	$11,523
8/31/21	$16,487	$22,895	$15,682
8/31/22	$14,635	$20,325	$14,153
8/31/23	$13,117	$23,566	$13,061
8/31/24	$15,943	$29,960	$15,861
8/31/25	$15,268	$34,718	$15,640
8/31/26	$16,715	$41,793	$17,599

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	9.48%	0.27%	5.27%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0170 10/26

Annual Shareholder Report

August 31, 2026

Class R3: NRERX

Neuberger

Real Estate Fund

Annual Shareholder Report

August 31, 2026

Class R6: NRREX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.75%

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $17,930	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,316	$11,623	$10,185
8/31/18	$10,869	$13,909	$10,844
8/31/19	$13,211	$14,315	$12,533
8/31/20	$12,700	$17,455	$11,523
8/31/21	$17,075	$22,895	$15,682
8/31/22	$15,261	$20,325	$14,153
8/31/23	$13,772	$23,566	$13,061
8/31/24	$16,866	$29,960	$15,861
8/31/25	$16,270	$34,718	$15,640
8/31/26	$17,930	$41,793	$17,599

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	10.20%	0.98%	6.01%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0171 10/26

Annual Shareholder Report

August 31, 2026

Class R6: NRREX

Neuberger

Real Estate Fund

Annual Shareholder Report

August 31, 2026

Class E: NREEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$9	0.09%

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $18,228	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,289	$11,623	$10,185
8/31/18	$10,805	$13,909	$10,844
8/31/19	$13,097	$14,315	$12,533
8/31/20	$12,556	$17,455	$11,523
8/31/21	$16,839	$22,895	$15,682
8/31/22	$15,095	$20,325	$14,153
8/31/23	$13,721	$23,566	$13,061
8/31/24	$16,914	$29,960	$15,861
8/31/25	$16,426	$34,718	$15,640
8/31/26	$18,228	$41,793	$17,599

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	10.97%	1.60%	6.19%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Trust Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0169 10/26

Annual Shareholder Report

August 31, 2026

Class E: NREEX

Neuberger

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Investor Class: NBMIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$110	1.02%

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $34,457	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,199	$11,606	$11,639	$11,491
8/31/18	$16,916	$13,956	$15,213	$14,416
8/31/19	$17,602	$14,139	$13,537	$12,557
8/31/20	$21,686	$17,171	$15,876	$13,313
8/31/21	$27,747	$22,845	$21,529	$19,581
8/31/22	$22,213	$19,810	$16,091	$16,079
8/31/23	$22,535	$22,734	$17,181	$16,827
8/31/24	$29,498	$28,677	$20,218	$19,935
8/31/25	$29,896	$33,220	$22,336	$21,563
8/31/26	$34,457	$39,898	$27,528	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	15.26%	4.43%	13.17%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0181 10/26

Annual Shareholder Report

August 31, 2026

Investor Class: NBMIX

Neuberger

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Trust Class: NBMOX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$134	1.25%

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $33,796	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,174	$11,606	$11,639	$11,491
8/31/18	$16,855	$13,956	$15,213	$14,416
8/31/19	$17,527	$14,139	$13,537	$12,557
8/31/20	$21,565	$17,171	$15,876	$13,313
8/31/21	$27,539	$22,845	$21,529	$19,581
8/31/22	$21,993	$19,810	$16,091	$16,079
8/31/23	$22,260	$22,734	$17,181	$16,827
8/31/24	$29,066	$28,677	$20,218	$19,935
8/31/25	$29,386	$33,220	$22,336	$21,563
8/31/26	$33,796	$39,898	$27,528	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	15.01%	4.18%	12.95%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0182 10/26

Annual Shareholder Report

August 31, 2026

Trust Class: NBMOX

Neuberger

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Advisor Class: NBMVX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$151	1.41%

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $33,289	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,158	$11,606	$11,639	$11,491
8/31/18	$16,809	$13,956	$15,213	$14,416
8/31/19	$17,450	$14,139	$13,537	$12,557
8/31/20	$21,438	$17,171	$15,876	$13,313
8/31/21	$27,335	$22,845	$21,529	$19,581
8/31/22	$21,795	$19,810	$16,091	$16,079
8/31/23	$22,032	$22,734	$17,181	$16,827
8/31/24	$28,722	$28,677	$20,218	$19,935
8/31/25	$28,993	$33,220	$22,336	$21,563
8/31/26	$33,289	$39,898	$27,528	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	14.82%	4.02%	12.78%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0188 10/26

Annual Shareholder Report

August 31, 2026

Advisor Class: NBMVX

Neuberger

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Institutional Class: NBSMX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.90%

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $3,511,800	Russell 3000® Index $3,989,800	Russell 2000® Growth Index $2,752,800	Russell 2000® Index $2,726,900
8/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,223,100	$1,160,600	$1,163,900	$1,149,100
8/31/18	$1,701,500	$1,395,600	$1,521,300	$1,441,600
8/31/19	$1,776,000	$1,413,900	$1,353,700	$1,255,700
8/31/20	$2,193,700	$1,717,100	$1,587,600	$1,331,300
8/31/21	$2,811,900	$2,284,500	$2,152,900	$1,958,100
8/31/22	$2,253,500	$1,981,000	$1,609,100	$1,607,900
8/31/23	$2,289,100	$2,273,400	$1,718,100	$1,682,700
8/31/24	$2,999,100	$2,867,700	$2,021,800	$1,993,500
8/31/25	$3,043,000	$3,322,000	$2,233,600	$2,156,300
8/31/26	$3,511,800	$3,989,800	$2,752,800	$2,726,900

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	15.40%	4.55%	13.38%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0187 10/26

Annual Shareholder Report

August 31, 2026

Institutional Class: NBSMX

Neuberger

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class A: NSNAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.27%

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $31,924	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$9,425	$10,000	$10,000	$10,000
8/31/17	$11,487	$11,606	$11,639	$11,491
8/31/18	$15,922	$13,956	$15,213	$14,416
8/31/19	$16,560	$14,139	$13,537	$12,557
8/31/20	$20,383	$17,171	$15,876	$13,313
8/31/21	$26,027	$22,845	$21,529	$19,581
8/31/22	$20,785	$19,810	$16,091	$16,079
8/31/23	$21,038	$22,734	$17,181	$16,827
8/31/24	$27,464	$28,677	$20,218	$19,935
8/31/25	$27,761	$33,220	$22,336	$21,563
8/31/26	$31,924	$39,898	$27,528	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	14.99%	4.17%	12.97%
Class A (including sales charge)	8.38%	2.94%	12.31%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0183 10/26

Annual Shareholder Report

August 31, 2026

Class A: NSNAX

Neuberger

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class C: NSNCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	2.01%

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $31,430	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,100	$11,606	$11,639	$11,491
8/31/18	$16,645	$13,956	$15,213	$14,416
8/31/19	$17,177	$14,139	$13,537	$12,557
8/31/20	$20,989	$17,171	$15,876	$13,313
8/31/21	$26,604	$22,845	$21,529	$19,581
8/31/22	$21,087	$19,810	$16,091	$16,079
8/31/23	$21,183	$22,734	$17,181	$16,827
8/31/24	$27,447	$28,677	$20,218	$19,935
8/31/25	$27,537	$33,220	$22,336	$21,563
8/31/26	$31,430	$39,898	$27,528	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	14.14%	3.39%	12.13%
Class C (including sales charge)	13.14%	3.39%	12.13%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0186 10/26

Annual Shareholder Report

August 31, 2026

Class C: NSNCX

Neuberger

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class R3: NSNRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$162	1.51%

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $33,045	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,158	$11,606	$11,639	$11,491
8/31/18	$16,813	$13,956	$15,213	$14,416
8/31/19	$17,441	$14,139	$13,537	$12,557
8/31/20	$21,416	$17,171	$15,876	$13,313
8/31/21	$27,280	$22,845	$21,529	$19,581
8/31/22	$21,728	$19,810	$16,091	$16,079
8/31/23	$21,942	$22,734	$17,181	$16,827
8/31/24	$28,573	$28,677	$20,218	$19,935
8/31/25	$28,809	$33,220	$22,336	$21,563
8/31/26	$33,045	$39,898	$27,528	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	14.70%	3.91%	12.70%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0184 10/26

Annual Shareholder Report

August 31, 2026

Class R3: NSNRX

Neuberger

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2026

Class R6: NSRSX

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.80%

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $35,189	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,199	$11,606	$11,639	$11,491
8/31/18	$16,916	$13,956	$15,213	$14,416
8/31/19	$17,673	$14,139	$13,537	$12,557
8/31/20	$21,854	$17,171	$15,876	$13,313
8/31/21	$28,036	$22,845	$21,529	$19,581
8/31/22	$22,492	$19,810	$16,091	$16,079
8/31/23	$22,870	$22,734	$17,181	$16,827
8/31/24	$29,995	$28,677	$20,218	$19,935
8/31/25	$30,462	$33,220	$22,336	$21,563
8/31/26	$35,189	$39,898	$27,528	$27,269

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	15.52%	4.65%	13.41%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of September 7, 2018 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0185 10/26

Annual Shareholder Report

August 31, 2026

Class R6: NSRSX

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Equity Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has four audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Ami G. Kaplan, Deborah C. McLean, and Franklyn E. Smith. Mr. Cosgrove, Ms. Kaplan, Ms. McLean and Mr. Smith are independent trustees as defined by Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.

(a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $824,000 and $786,300 for the fiscal period or years ended 2025 and 2026, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $255,500 and $132,027 for the fiscal period or years ended 2025 and 2026, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(e)  Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $255,500 and $132,027 for the fiscal period or years ended 2025 and 2026, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Equity Funds
Investor Class Shares • Trust Class Shares • Advisor Class Shares • Institutional Class Shares • Class A Shares • Class C Shares • Class R3 Shares • Class R6 Shares • Class E Shares
Emerging Markets Equity Fund
Equity Income Fund
Focus Fund
Genesis Fund
International Equity Fund
International Select Fund
Intrinsic Value Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Intrinsic Value Fund
Multi-Cap Opportunities Fund
Quality Equity Fund
Real Estate Fund
Small Cap Growth Fund
Annual Financial Statements and Other Information
August 31, 2026

The "Neuberger" name and logos, and the "Neuberger Berman Investment Advisers LLC" name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend August 31, 2026 (Unaudited)
Neuberger Berman Equity Funds
Counterparties:
SSB	= State Street Bank and Trust Company
Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
GDR	= Global Depositary Receipt
JSC	= Joint Stock Company
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Schedule of Investments Emerging Markets Equity Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 97.0%
Brazil 12.5%
1,149,075	Banco Bradesco SA	$3,812,102
3,000,507	CSN Mineracao SA	3,428,125
819,906	Petroleo Brasileiro SA - Petrobras	7,123,770
1,346,590	Sao Martinho SA	5,132,664
733,590	Telefonica Brasil SA	4,226,083
242,315	Vale SA ADR	3,656,533
		27,379,277
Chile 2.5%
107,009,166	Cia Sud Americana de Vapores SA	5,503,348
China 23.0%
184,446	Autohome, Inc. ADR(a)	4,046,745
387,500	Baidu, Inc. Class A*	4,755,724
5,251,000	China Construction Bank Corp. Class H	6,364,077
1,878,500	China Resources Land Ltd.	7,203,938
6,254,000	Kunlun Energy Co. Ltd.	6,167,472
73,033	PDD Holdings, Inc. ADR*	6,134,772
232,861	Qfin Holdings, Inc. ADR	2,016,576
95,400	Tencent Holdings Ltd.	5,513,361
2,828,000	Xinhua Winshare Publishing & Media Co. Ltd. Class H	2,828,559
1,402,700	Yangzijiang Shipbuilding Holdings Ltd.	5,341,097
		50,372,321
Hong Kong 5.1%
5,028,000	United Laboratories International Holdings Ltd.	5,288,783
903,700	VTech Holdings Ltd.	5,897,117
		11,185,900
Hungary 4.6%
238,618	Richter Gedeon Nyrt	9,962,901
Indonesia 3.5%
18,951,400	Bukit Asam Persero Tbk. PT	2,738,672
27,779,600	Perusahaan Gas Negara Persero Tbk. PT	2,399,254
17,185,700	Telkom Indonesia Persero Tbk. PT	2,522,316
		7,660,242
Kazakhstan 2.4%
157,277	Halyk Bank JSC GDR(b)	5,331,690
Number of Shares		Value
Kenya 1.7%
5,153,428	Equity Group Holdings PLC	$3,762,062
Korea 15.2%
9,672	Hyundai Mobis Co. Ltd.	3,204,919
318,109	iM Financial Group Co. Ltd.	4,297,702
27,814	KB Financial Group, Inc.	3,521,969
15,123	KCC Corp.	5,237,690
45,486	Kia Corp.	4,353,840
89,440	Orion Corp.	8,495,689
50,925	Shinhan Financial Group Co. Ltd.	4,052,121
		33,163,930
Mexico 8.6%
4,962,657	Becle SAB de CV(a)	4,245,418
524,628	El Puerto de Liverpool SAB de CV Class C1(a)	3,126,510
1,546,795	Megacable Holdings SAB de CV(a)	4,728,721
121,314	Ternium SA ADR	6,650,433
		18,751,082
Philippines 1.9%
2,282,419	BDO Unibank, Inc.	4,242,434
Portugal 2.2%
228,215	Jeronimo Martins SGPS SA	4,771,494
Slovenia 1.4%
57,960	Nova Ljubljanska Banka DD GDR(b)	3,039,652
South Africa 1.1%
822,982	Truworths International Ltd.(a)	2,338,053
Taiwan 1.7%
117,000	Asustek Computer, Inc.	3,684,604
Thailand 4.0%
1,164,100	Kasikornbank PCL	8,706,176
Turkey 1.9%
11,361,160	Anadolu Efes Biracilik Ve Malt Sanayii AS	4,199,815
United States 1.4%
1,894,500	Samsonite Group SA(b)	2,948,657
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)
Number of Shares		Value
Vietnam 2.3%
2,065,400	Vietnam Dairy Products JSC	$4,926,761

Total Common Stocks (Cost $206,341,381)		211,930,399
Preferred Stocks 1.2%
India 1.2%
217,973	Gupshup, Inc., Series F*#(c)(d) (Cost$4,983,996)	2,626,575

Short-Term Investments 5.4%
Investment Companies 5.4%
3,462,572	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(e)	3,462,572
Number of Shares		Value
Investment Companies – cont'd
8,430,015	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(e)(f)	$8,430,015
Total Short-Term Investments (Cost $11,892,587)		11,892,587
Total Investments 103.6% (Cost $223,217,964)		226,449,561
Liabilities Less Other Assets (3.6)%		(7,838,050)
Net Assets 100.0%		$218,611,511

*	Non-income producing security.
(a)
All or a portion of this security is on loan at August 31, 2026. Total value of all such securities at
August 31, 2026 amounted to $11,037,956, collateralized by cash collateral of $8,430,015 and non-cash (U.S. Treasury Securities) collateral of $3,220,487 for the Fund (see Note A of the Notes to
Financial Statements).

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at August 31, 2026 amounted to $11,319,999, which represents 5.2%
of net assets of the Fund.

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of August 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2026 amounted to $2,626,575, which represents 1.2% of net assets of the Fund.

(e)	Represents 7-day effective yield as of August 31, 2026.
(f)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)
#
This security is subject to restrictions on resale. Total value of all such securities at August 31, 2026 amounted to $2,626,575, which represents 1.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2026	Fair Value Percentage of Net Assets as of 8/31/2026
Gupshup, Inc. (Series F Preferred Shares)	7/16/2021	$4,983,996	$2,626,575	1.2%

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$47,129,985	21.6%
Food Products	18,555,114	8.5%
Pharmaceuticals	15,251,684	7.0%
Interactive Media & Services	14,315,830	6.5%
Metals & Mining	13,735,091	6.3%
Oil, Gas & Consumable Fuels	9,862,442	4.5%
Broadline Retail	9,261,282	4.2%
Gas Utilities	8,566,726	3.9%
Beverages	8,445,233	3.9%
Media	7,557,280	3.5%
Real Estate Management & Development	7,203,938	3.3%
Diversified Telecommunication Services	6,748,399	3.1%
Communications Equipment	5,897,117	2.7%
Marine Transportation	5,503,348	2.5%
Machinery	5,341,097	2.4%
Chemicals	5,237,690	2.4%
Consumer Staples Distribution & Retail	4,771,494	2.2%
Automobiles	4,353,840	2.0%
Technology Hardware, Storage & Peripherals	3,684,604	1.7%
Automobile Components	3,204,919	1.5%
Textiles, Apparel & Luxury Goods	2,948,657	1.3%
IT Services	2,626,575	1.2%
Specialty Retail	2,338,053	1.1%
Consumer Finance	2,016,576	0.9%
Short-Term Investments and Other Liabilities—Net	4,054,537	1.8%
	$218,611,511	100.0%
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Philippines	$—	$4,242,434	$—	$4,242,434
Vietnam	—	4,926,761	—	4,926,761
Other Common Stocks#	202,761,204	—	—	202,761,204
Total Common Stocks	202,761,204	9,169,195	—	211,930,399
Preferred Stocks#	—	—	2,626,575	2,626,575
Short-Term Investments	—	11,892,587	—	11,892,587
Total Investments	$202,761,204	$21,061,782	$2,626,575	$226,449,561

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2026
Investments in Securities:
Common Stocks(1)	$2,656	$—	$—	$347	$—	$—	$—	$(3,003)	$—	$—
Preferred Stocks(1)(2)	9,749	—	—	(125)	—	—	—	(6,997)	2,627	(933)
Total	$12,405	$—	$—	$222	$—	$—	$—	$(10,000)	$2,627	$(933)
(1) Transfers out of Level 3 were attributable to the availability of unadjusted quoted market prices in active markets following the issuer's IPO.
(2) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Stocks	$2,626,575	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.9x	2.9x	Increase
			Discount Rate	3.9%	3.9%	Decrease
			Term (Years)	0.9	0.9	Decrease
			Expected Volatility	55.0%	55.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 97.7%
Aerospace & Defense 4.4%
880,740	BAE Systems PLC	$24,163,721
63,315	RTX Corp.	13,152,425
930,300	Singapore Technologies Engineering Ltd.	7,897,048
		45,213,194
Banks 7.3%
388,340	Bank of America Corp.	24,053,780
86,930	JPMorgan Chase & Co.(a)	30,948,818
246,146	Wells Fargo & Co.	21,264,553
		76,267,151
Beverages 1.5%
170,605	Coca-Cola Co.	15,127,545
Capital Markets 7.0%
108,450	Ares Management Corp. Class A	15,526,787
59,665	CME Group, Inc.	17,034,357
14,971	Goldman Sachs Group, Inc.	15,358,749
115,561	Morgan Stanley	24,651,473
		72,571,366
Chemicals 1.9%
265,580	Nutrien Ltd.	20,059,257
Construction & Engineering 1.8%
311,700	Ferrovial NV	18,248,163
Construction Materials 1.8%
45,050	CRH PLC	4,247,765
76,965	Heidelberg Materials AG	14,728,428
		18,976,193
Containers & Packaging 1.7%
77,300	Packaging Corp. of America	18,083,562
Diversified Telecommunication Services 1.8%
5,197,600	Singapore Telecommunications Ltd.	18,564,318
Electrical Equipment 2.1%
144,010	Emerson Electric Co.	21,952,884
Energy Equipment & Services 2.3%
522,615	Noble Corp. PLC	23,951,446
Food Products 2.7%
94,053	Hershey Co.	16,573,079
Number of Shares		Value
Food Products – cont'd
190,940	Mondelez International, Inc. Class A	$11,851,646
		28,424,725
Gas Utilities 7.5%
267,914	MDU Resources Group, Inc.	5,336,847
318,125	National Fuel Gas Co.	26,423,463
300,901	Southwest Gas Holdings, Inc.	26,578,585
503,131	UGI Corp.	19,345,387
		77,684,282
Ground Transportation 1.4%
48,000	Union Pacific Corp.	14,432,160
Health Care Equipment & Supplies 1.9%
78,170	Abbott Laboratories	8,626,841
239,180	Siemens Healthineers AG(b)	10,871,073
		19,497,914
Health Care Providers & Services 0.9%
683,845	Sonic Healthcare Ltd.	9,599,946
Health Care REITs 2.4%
510,800	Healthpeak Properties, Inc.	10,634,856
153,735	Ventas, Inc.	14,016,020
		24,650,876
Hotels, Restaurants & Leisure 3.1%
106,000	Darden Restaurants, Inc.	22,711,560
35,795	McDonald's Corp.	9,433,414
		32,144,974
Household Products 0.6%
45,864	Procter & Gamble Co.	6,655,784
Industrial REITs 1.1%
169,700	Terreno Realty Corp.	11,235,837
Insurance 2.7%
123,680	American International Group, Inc.	9,444,205
35,745	Progressive Corp.	7,795,269
119,650	Unum Group	11,153,773
		28,393,247
IT Services 0.8%
35,886	International Business Machines Corp.	8,392,659
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)
Number of Shares		Value
Media 1.0%
877,235	Informa PLC	$10,578,902
Metals & Mining 5.0%
93,729	Agnico Eagle Mines Ltd.	19,037,297
41,578	Southern Copper Corp.	8,684,384
286,775	Valterra Platinum Ltd.	24,518,895
		52,240,576
Multi-Utilities 4.8%
1,954,533	Algonquin Power & Utilities Corp.	11,062,657
603,010	CenterPoint Energy, Inc.	23,879,196
188,345	Sempra	15,387,786
		50,329,639
Oil, Gas & Consumable Fuels 6.5%
121,865	ExxonMobil Holdings Corp.	19,614,172
359,915	Pembina Pipeline Corp.	17,527,861
170,910	Suncor Energy, Inc.	11,420,206
28,820	Targa Resources Corp.	8,462,993
138,205	Williams Cos., Inc.	10,372,285
		67,397,517
Passenger Airlines 1.0%
1,474,955	Qantas Airways Ltd.	9,956,493
Pharmaceuticals 6.2%
163,050	AstraZeneca PLC	26,435,296
112,605	Merck & Co., Inc.	16,638,515
406,221	Roche Holding AG ADR	21,814,068
		64,887,879
Professional Services 0.8%
66,360	Paychex, Inc.	8,450,282
Residential REITs 2.0%
725,130	Invitation Homes, Inc.	21,130,288
Retail REITs 2.7%
963,816	Brixmor Property Group, Inc.	27,844,644
Number of Shares		Value
Semiconductors & Semiconductor Equipment 4.2%
44,382	Analog Devices, Inc.	$16,072,498
106,630	Texas Instruments, Inc.	27,820,833
		43,893,331
Software 1.1%
22,250	Microsoft Corp.	11,287,203
Specialty Retail 2.3%
19,770	Home Depot, Inc.	6,481,199
263,099	Industria de Diseno Textil SA	17,724,945
		24,206,144
Textiles, Apparel & Luxury Goods 0.5%
122,700	NIKE, Inc. Class B	4,792,662
Tobacco 0.9%
50,641	Philip Morris International, Inc.	9,485,059

Total Common Stocks (Cost $703,350,042)		1,016,608,102

Short-Term Investments 1.3%
Investment Companies 1.3%
14,038,372	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(c) (Cost $14,038,372)	14,038,372
Total Investments 99.0% (Cost $717,388,414)		1,030,646,474
Other Assets Less Liabilities 1.0%(d)		10,384,477
Net Assets 100.0%		$1,041,030,951

(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at August 31, 2026 amounted to $10,871,073, which represents 1.0%
of net assets of the Fund.

(c)	Represents 7-day effective yield as of August 31, 2026.
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)
(d)	Includes the impact of the Fund’s open positions in derivatives at August 31, 2026.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$753,777,375	72.4%
Canada	79,107,278	7.6%
United Kingdom	61,177,919	5.9%
Singapore	26,461,366	2.5%
Germany	25,599,501	2.5%
South Africa	24,518,895	2.4%
Australia	19,556,439	1.9%
Spain	17,724,945	1.7%
Mexico	8,684,384	0.8%
Short-Term Investments and Other Assets—Net	24,422,849	2.3%
	$1,041,030,951	100.0%
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At August 31, 2026, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Aerospace & Defense
RTX Corp.	100	$(2,077,300)	$240	9/18/2026	$(600)
Capital Markets
Goldman Sachs Group, Inc.	20	(2,051,800)	1,280	9/18/2026	(1,080)(a)(b)
Electrical Equipment
Emerson Electric Co.	150	(2,286,600)	195	12/18/2026	(27,000)
Emerson Electric Co.	150	(2,286,600)	200	12/18/2026	(12,375)
					(39,375)
Ground Transportation
Union Pacific Corp.	75	(2,255,025)	360	10/16/2026	(6,938)(a)(b)
Insurance
Unum Group	250	(2,330,500)	100	9/18/2026	(31,250)
Unum Group	250	(2,330,500)	105	10/16/2026	(36,250)
					(67,500)
Metals & Mining
Southern Copper Corp.	75	(1,566,525)	260	10/16/2026	(19,312)
Southern Copper Corp.	75	(1,566,525)	270	10/16/2026	(10,875)
					(30,187)
Pharmaceuticals
Merck & Co., Inc.	150	(2,216,400)	180	10/16/2026	(2,925)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	50	(1,304,550)	400	9/18/2026	(500)
Tobacco
Philip Morris International, Inc.	50	(936,500)	210	9/18/2026	(1,125)
Philip Morris International, Inc.	50	(936,500)	220	9/18/2026	(625)
					(1,750)

Total calls					$(150,855)
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Communications Equipment
Cisco Systems, Inc.	250	$(2,762,250)	$105	9/18/2026	$(19,000)
Cisco Systems, Inc.	250	(2,762,250)	100	10/16/2026	(27,625)
Cisco Systems, Inc.	250	(2,762,250)	95	11/20/2026	(47,500)
					(94,125)
Diversified Telecommunication Services
AT&T, Inc.	1,000	(2,589,000)	19	10/16/2026	(4,500)
AT&T, Inc.	1,000	(2,589,000)	20	10/16/2026	(6,000)
					(10,500)
IT Services
International Business Machines Corp.	150	(3,508,050)	150	9/18/2026	(3,975)
Metals & Mining
Agnico Eagle Mines Ltd.	150	(3,046,650)	120	9/18/2026	(3,450)(a)(b)
Agnico Eagle Mines Ltd.	150	(3,046,650)	110	10/16/2026	0(a)(b)
					(3,450)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	100	(2,609,100)	210	9/18/2026	(1,650)
Texas Instruments, Inc.	100	(2,609,100)	200	10/16/2026	(7,100)
					(8,750)
Textiles, Apparel & Luxury Goods
NIKE, Inc.	500	(1,953,000)	35	9/18/2026	(5,000)
NIKE, Inc.	500	(1,953,000)	35	10/16/2026	(40,250)
NIKE, Inc.	500	(1,953,000)	32.5	11/20/2026	(33,500)
					(78,750)
Total puts					$(199,550)
Total options written (premium received $646,878)					$(350,405)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of August 31, 2026 in accordance with procedures approved by the valuation designee.
For the year ended August 31, 2026, the average market value for the months where the Fund had options written outstanding was $(166,930). At August 31, 2026, the Fund had securities pledged in the amount of $18,940,264 to cover collateral requirements for options written.
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#
Aerospace & Defense	$21,049,473	$24,163,721	$—	$45,213,194
Media	—	10,578,902	—	10,578,902
Other Common Stocks	960,816,006	—	—	960,816,006
Total Common Stocks	981,865,479	34,742,623	—	1,016,608,102
Short-Term Investments	—	14,038,372	—	14,038,372
Total Investments	$981,865,479	$48,780,995	$—	$1,030,646,474

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of August 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(338,937)	$—	$(11,468)	$(350,405)
Total	$(338,937)	$—	$(11,468)	$(350,405)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2026
Other Financial Instruments
Written Option Contracts(1)	$(13)	$—	$42	$53	$—	$(93)	$—	$—	$(11)	$62
Total	$(13)	$—	$42	$53	$—	$(93)	$—	$—	$(11)	$62
(1) At August 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Focus Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 94.1%
Aerospace & Defense 0.7%
42,000	Space Exploration Technologies Corp. Class A*	$6,034,980
Automobile Components 1.8%
180,908	Continental AG	14,986,728
Automobiles 1.0%
419,300	Toyota Motor Corp.	8,283,636
Banks 15.5%
139,423	Bank of America Corp.	8,635,861
2,774,191	Barclays PLC	18,398,444
52,534	Citigroup, Inc.	6,914,525
1,522,200	Mitsubishi UFJ Financial Group, Inc.	35,065,390
32,959	PNC Financial Services Group, Inc.	7,897,965
652,259	Standard Chartered PLC	18,943,018
314,159	UniCredit SpA	30,703,630
		126,558,833
Broadline Retail 4.6%
145,674	Amazon.com, Inc.*	37,841,735
Commercial Services & Supplies 1.0%
55,076	HD Hyundai Marine Solution Co. Ltd. Class C	8,350,336
Construction Materials 1.6%
149,690	Holcim AG*	13,155,165
Consumer Staples Distribution & Retail 1.3%
106,585	Performance Food Group Co.*	10,570,034
Electric Utilities 2.1%
139,540	American Electric Power Co., Inc.	17,083,882
Electrical Equipment 4.7%
244,200	Contemporary Amperex Technology Co. Ltd. Class H	18,676,894
393,600	Fujikura Ltd.	13,561,029
39,097	Siemens Energy AG	6,456,835
		38,694,758
Food Products 1.5%
164,152	Danone SA	12,256,310
Ground Transportation 1.4%
224,115	CSX Corp.	11,320,049
Number of Shares		Value
Health Care Providers & Services 3.0%
144,801	CVS Health Corp.	$13,598,262
29,067	UnitedHealth Group, Inc.	11,318,980
		24,917,242
Hotels, Restaurants & Leisure 0.1%
27,400	Jersey Mike's Subs, Inc. Class A*	587,730
Insurance 1.0%
25,209	Aon PLC Class A	8,105,198
Interactive Media & Services 3.1%
39,511	Alphabet, Inc. Class C	13,252,384
20,408	Meta Platforms, Inc. Class A	11,680,315
		24,932,699
IT Services 3.4%
84,132	Snowflake, Inc.*	27,883,869
Machinery 6.0%
30,688	Deere & Co.	20,097,878
509,600	Mitsubishi Heavy Industries Ltd.	12,405,849
17,037	Parker-Hannifin Corp.	16,686,719
		49,190,446
Media 1.0%
98,435	EchoStar Corp. Class A*	8,508,721
Metals & Mining 0.9%
35,756	Agnico Eagle Mines Ltd.	7,262,400
Multi-Utilities 2.0%
407,073	CenterPoint Energy, Inc.	16,120,091
Oil, Gas & Consumable Fuels 6.8%
114,379	DT Midstream, Inc.	14,985,936
423,968	Eni SpA	11,476,776
150,337	Shell PLC ADR	13,748,319
172,814	TotalEnergies SE	15,161,289
		55,372,320
Pharmaceuticals 4.2%
10,272	Eli Lilly & Co.	11,881,931
52,089	Roche Holding AG	22,733,963
		34,615,894
Semiconductors & Semiconductor Equipment 13.6%
43,441	Analog Devices, Inc.	15,731,724
171,122	Intel Corp.*	15,317,130
41,900	Kioxia Holdings Corp.*	13,111,618
107,387	Lam Research Corp.	32,376,107
See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
157,211	NVIDIA Corp.	$34,709,044
		111,245,623
Software 3.4%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,050,908
3,732	Constellation Software, Inc.	8,451,750
31,621	Databricks, Inc. Class C*#(a)(b)	8,000,113
20,400	Microsoft Corp.	10,348,716
		27,851,487
Technology Hardware, Storage & Peripherals 7.6%
75,186	Apple, Inc.	23,822,685
161,180	Samsung Electronics Co. Ltd.	30,620,196
16,458	Western Digital Corp.	7,415,152
		61,858,033
Trading Companies & Distributors 0.8%
206,200	Mitsui & Co. Ltd.	6,465,451

Total Common Stocks (Cost $608,877,541)		770,053,650
Preferred Stocks 0.5%
Aerospace & Defense 0.1%
10,877	Anduril Industries, Inc., Series H*#(a)(b)	749,997
IT Services 0.1%
106,691	Druva, Inc., Series 5*#(a)(b)	1,043,438
Number of Shares		Value
Software 0.0%‡
63,363	Videoamp, Inc., Series F1*#(a)(b)	$199,999
Specialty Retail 0.3%
1,000	Fabletics LLC, Series G*#(a)(b)	1,929,231

Total Preferred Stocks (Cost $3,749,992)		3,922,665

Warrants 0.0%‡
Software 0.0%‡
10,268	Constellation Software, Inc. Expires 3/31/2040*(a)(b) (Cost $0)	1

Short-Term Investments 5.1%
Investment Companies 5.1%
41,720,229	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(c) (Cost $41,720,229)	41,720,229
Total Investments 99.7% (Cost $654,347,762)		815,696,545
Other Assets Less Liabilities 0.3%		2,464,633
Net Assets 100.0%		$818,161,178

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of August 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2026 amounted to $12,973,687, which represents 1.6% of net assets of the Fund.

(c)	Represents 7-day effective yield as of August 31, 2026.
See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)
#
This security is subject to restrictions on resale. Total value of all such securities at August 31, 2026 amounted to $12,973,686, which represents 1.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2026	Fair Value Percentage of Net Assets as of 8/31/2026
Anduril Industries, Inc.	4/28/2026	$749,997	$749,997	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,050,908	0.1%
Databricks, Inc. Class C	8/12/2026	8,000,113	8,000,113	1.0%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	1,043,438	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,929,231	0.3%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	199,999	0.0%
Total		$12,750,104	$12,973,686	1.6%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$447,449,608	54.7%
Japan	88,892,973	10.9%
Italy	42,180,406	5.1%
France	40,572,764	4.9%
Korea	38,970,532	4.8%
United Kingdom	37,341,462	4.6%
Switzerland	22,733,963	2.8%
Germany	21,443,563	2.6%
China	18,676,894	2.3%
Canada	15,714,151	1.9%
Short-Term Investments and Other Assets—Net	44,184,862	5.4%
	$818,161,178	100.0%
See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Banks	$89,217,371	$37,341,462	$—	$126,558,833
Software	18,800,466	—	9,051,021	27,851,487
Other Common Stocks#	615,643,330	—	—	615,643,330
Total Common Stocks	723,661,167	37,341,462	9,051,021	770,053,650
Preferred Stocks#	—	—	3,922,665	3,922,665
Warrants#	—	—	1	1
Short-Term Investments	—	41,720,229	—	41,720,229
Total Investments	$723,661,167	$79,061,691	$12,973,687	$815,696,545

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2026
Investments in Securities:
Common Stocks(1)	$1,051	$—	$—	$—	$8,000	$—	$—	$—	$9,051	$—
Preferred Stocks(1)	3,361	—	—	(188)	750	—	—	—	3,923	(188)
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$4,412	$—	$—	$(188)	$8,750	$—	$—	$—	$12,974	$(188)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$9,051,021	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	9.0x	9.0x	Increase
			Discount Rate	4.1%	4.1%	Decrease
			Term (Years)	1.3	1.3	Decrease
			Expected Volatility	70.0%	70.0%	Decrease
			Transaction Price	$253.00	$253.00	Increase
See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)
Preferred Stocks	$3,922,665	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.3x - 6.0x	2.9x	Increase
			Discount Rate	4.1% - 15.0%	11.2%	Decrease
			Term (Years)	0.37 - 1.1	0.6	Decrease
			Expected Volatility	60.0%	60.0%	Decrease
			Transaction Price	$68.95	$68.95	Increase
		Scenario-Based Approach (PWERM/ Enterprise Value Waterfall)	Probability of funding	80.0%	80.0%	Decrease
		Scenario-Based Approach (PWERM/ Enterprise Value Waterfall)	Enterprise value	$623 million	$623 million	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At August 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Genesis Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 99.7%
Aerospace & Defense 0.9%
298,120	VSE Corp.	$62,211,682
Banks 10.6%
4,698,448	Columbia Financial, Inc.	54,595,966
1,749,002	Community Financial System, Inc.	109,749,875
2,559,964	First Financial Bankshares, Inc.	85,067,604
1,892,084	Glacier Bancorp, Inc.	87,622,410
1,226,369	Lakeland Financial Corp.	72,466,144
1,533,526	Prosperity Bancshares, Inc.	109,739,121
947,197	Stock Yards Bancorp, Inc.	75,027,474
744,371	UMB Financial Corp.	105,425,265
1,980,389	United Community Banks, Inc.	68,996,753
		768,690,612
Biotechnology 0.9%
598,806	Halozyme Therapeutics, Inc.*	63,766,851
Broadline Retail 0.8%
806,683	Ollie's Bargain Outlet Holdings, Inc.*	60,840,032
Building Products 3.3%
376,189	Armstrong World Industries, Inc.	64,922,698
158,200	CSW Industrials, Inc.	48,875,890
669,365	Fortune Brands Innovations, Inc.	29,672,950
3,969,746	Hayward Holdings, Inc.*	55,774,931
230,255	Simpson Manufacturing Co., Inc.	42,046,866
		241,293,335
Capital Markets 2.0%
641,642	Houlihan Lokey, Inc.	85,524,462
539,251	SEI Investments Co.	59,846,076
		145,370,538
Chemicals 1.6%
626,482	Element Solutions, Inc.	22,265,170
890,027	HB Fuller Co.	48,906,984
1,559,781	Perimeter Solutions, Inc.*	47,573,320
		118,745,474
Commercial Services & Supplies 2.1%
906,904	Brady Corp. Class A	82,210,848
Number of Shares		Value
Commercial Services & Supplies – cont'd
783,844	Casella Waste Systems, Inc. Class A*	$72,309,609
		154,520,457
Construction & Engineering 1.7%
256,335	Valmont Industries, Inc.	120,390,296
Construction Materials 1.8%
431,749	Eagle Materials, Inc.	83,871,561
744,127	Knife River Corp.*	46,656,763
		130,528,324
Containers & Packaging 1.8%
829,593	AptarGroup, Inc.	109,191,031
572,367	Myers Industries, Inc.	18,367,257
		127,558,288
Distributors 0.7%
269,091	Pool Corp.	50,190,853
Diversified Consumer Services 0.8%
774,708	Bright Horizons Family Solutions, Inc.*	57,467,839
Electric Utilities 0.9%
498,483	IDACORP, Inc.	67,873,445
Electronic Equipment, Instruments & Components 4.0%
197,746	Advanced Energy Industries, Inc.	54,747,957
273,259	Badger Meter, Inc.	37,018,397
1,836,748	Knowles Corp.*	62,780,047
238,248	Littelfuse, Inc.	98,201,060
2,372,839	Mirion Technologies, Inc.*	35,758,684
		288,506,145
Energy Equipment & Services 3.9%
2,132,750	Archrock, Inc.	67,224,280
1,743,592	Oceaneering International, Inc.*	90,248,322
1,359,129	Tidewater, Inc.*	126,562,092
		284,034,694
Financial Services 1.6%
667,386	Jack Henry & Associates, Inc.	112,060,783
Gas Utilities 2.9%
633,902	Chesapeake Utilities Corp.	84,651,273
198,136	National Fuel Gas Co.	16,457,176
2,758,420	UGI Corp.	106,061,249
		207,169,698
See Notes to Financial Statements

Schedule of Investments Genesis Fund^  (cont’d)
Number of Shares		Value
Ground Transportation 0.8%
168,361	Saia, Inc.*	$59,790,042
Health Care Equipment & Supplies 6.6%
2,527,500	Envista Holdings Corp.*	68,596,350
1,203,785	Haemonetics Corp.*	124,074,120
783,689	Merit Medical Systems, Inc.*	71,049,245
7,493,851	Neogen Corp.*	86,628,917
340,503	Teleflex, Inc.	48,368,451
259,728	UFP Technologies, Inc.*	77,385,958
		476,103,041
Health Care Providers & Services 1.1%
1,284,323	Concentra Group Holdings Parent, Inc.	43,333,058
487,339	U.S. Physical Therapy, Inc.	37,885,734
		81,218,792
Hotels, Restaurants & Leisure 2.2%
313,852	Brinker International, Inc.*	71,715,182
425,976	Texas Roadhouse, Inc.	83,320,906
		155,036,088
Industrial REITs 0.3%
328,015	Terreno Realty Corp.	21,717,873
Insurance 6.1%
5,179,892	Hagerty, Inc. Class A*	68,892,564
788,225	RLI Corp.	50,028,641
2,121,858	Ryan Specialty Holdings, Inc.	89,499,970
1,366,722	Stewart Information Services Corp.	93,825,465
65,658	White Mountains Insurance Group Ltd.	138,013,773
		440,260,413
Leisure Products 0.4%
362,829	Acushnet Holdings Corp.	31,344,797
Life Sciences Tools & Services 3.4%
144,747	Bio-Rad Laboratories, Inc. Class A*	55,889,712
936,579	Revvity, Inc.	120,509,620
3,052,168	Stevanato Group SpA(a)	65,407,960
		241,807,292
Machinery 11.6%
1,457,989	Atmus Filtration Technologies, Inc.	68,860,820
301,123	Crane Co.	61,751,294
2,532,022	Enerpac Tool Group Corp.	94,495,061
Number of Shares		Value
Machinery – cont'd
894,906	Esab Corp.	$67,458,014
136,484	ESCO Technologies, Inc.	37,264,227
582,807	Federal Signal Corp.	68,188,419
3,805,974	Gates Industrial Corp. Ltd.*	97,356,815
165,755	Kadant, Inc.	49,583,951
513,464	Lindsay Corp.(a)	59,002,148
754,679	Midera Food Processing, Inc.*	35,379,352
684,341	Miller Industries, Inc.(a)	38,336,783
283,587	SPX Technologies, Inc.*	55,795,742
208,702	Standex International Corp.	60,452,621
128,678	Watts Water Technologies, Inc. Class A	47,063,978
		840,989,225
Marine Transportation 1.3%
644,695	Kirby Corp.*	91,456,433
Media 2.1%
1,613,980	John Wiley & Sons, Inc. Class A	84,556,412
377,274	Nexstar Media Group, Inc.	68,712,914
		153,269,326
Oil, Gas & Consumable Fuels 2.6%
2,832,382	CNX Resources Corp.*	103,042,057
1,847,991	Viper Energy, Inc. Class A	82,771,517
		185,813,574
Pharmaceuticals 0.8%
203,730	Ligand Pharmaceuticals, Inc.*	57,879,693
Real Estate Management & Development 2.1%
735,163	Colliers International Group, Inc.	74,001,508
581,550	FirstService Corp.	81,033,177
		155,034,685
Semiconductors & Semiconductor Equipment 2.4%
438,387	Lattice Semiconductor Corp.*	50,563,556
269,374	MKS, Inc.	69,024,394
1,039,408	Power Integrations, Inc.	53,404,783
		172,992,733
Software 7.2%
260,240	Appfolio, Inc. Class A*	60,950,810
1,050,707	BlackLine, Inc.*	34,904,487
11,477,335	CCC Intelligent Solutions Holdings, Inc.*	85,620,919
23,031	Fair Isaac Corp.*	26,421,394
See Notes to Financial Statements

Schedule of Investments Genesis Fund^  (cont’d)
Number of Shares		Value
Software – cont'd
489,963	Manhattan Associates, Inc.*	$109,354,842
1,130,263	SPS Commerce, Inc.*	96,524,460
278,433	Tyler Technologies, Inc.*	103,638,331
		517,415,243
Specialty Retail 1.5%
1,655,800	Valvoline, Inc.*	53,084,948
162,271	Winmark Corp.	53,990,807
		107,075,755
Trading Companies & Distributors 2.6%
1,263,690	Core & Main, Inc. Class A*	54,288,123
284,247	DXP Enterprises, Inc.*	53,361,689
433,646	SiteOne Landscape Supply, Inc.*	42,727,140
429,375	Transcat, Inc.*	37,136,644
		187,513,596
Water Utilities 2.3%
1,235,336	American States Water Co.	110,303,151
1,002,183	Middlesex Water Co.(a)	58,126,614
		168,429,765

Total Common Stocks (Cost $5,593,415,672)		7,206,367,712
Number of Shares		Value

Short-Term Investments 0.7%
Investment Companies 0.7%
6,706,653	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(b)	$6,706,653
46,187,984	State Street Institutional Treasury Plus Money Market Fund Premier Class, 3.68%(b)	46,187,984
Total Short-Term Investments (Cost $52,894,637)		52,894,637
Total Investments 100.4% (Cost $5,646,310,309)		7,259,262,349
Liabilities Less Other Assets (0.4)%		(31,816,289)
Net Assets 100.0%		$7,227,446,060

*	Non-income producing security.
(a)	Affiliated company (see Note F of the Notes to Financial Statements).
(b)	Represents 7-day effective yield as of August 31, 2026.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$7,206,367,712	$—	$—	$7,206,367,712
Short-Term Investments	—	52,894,637	—	52,894,637
Total Investments	$7,206,367,712	$52,894,637	$—	$7,259,262,349

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments International Equity Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 98.6%
Austria 3.0%
60,072	BAWAG Group AG(a)	$12,545,833
127,349	Erste Group Bank AG	17,942,958
		30,488,791
Belgium 2.2%
276,620	Anheuser-Busch InBev SA	21,938,897
Canada 1.9%
162,949	Barrick Mining Corp.	7,305,004
93,338	Kinaxis, Inc.*	11,926,279
		19,231,283
Congo 0.5%
592,617	Ivanhoe Mines Ltd. Class A*(b)	5,178,103
Czech Republic 0.6%
289,574	CSG NV*(b)	6,098,108
Denmark 1.2%
59,277	DSV AS	12,503,947
France 6.3%
64,166	Airbus SE	14,700,688
161,942	Danone SA	12,091,302
22,104	L'Oreal SA	9,877,130
94,092	Societe Generale SA	7,940,101
128,486	SPIE SA(b)	6,498,033
131,991	STMicroelectronics NV	6,618,029
20,470	Thales SA	5,794,435
		63,519,718
Germany 12.8%
47,526	adidas AG	8,357,855
245,376	Bayer AG	13,977,202
25,384	Deutsche Boerse AG	8,491,614
24,819	Heidelberg Materials AG	4,749,495
118,000	Hensoldt AG	11,746,285
120,023	Infineon Technologies AG	7,847,538
280,695	RWE AG	19,119,052
37,395	SAP SE ADR	8,260,181
54,680	Siemens AG	18,139,463
117,393	Siemens Energy AG	19,387,349
82,902	Symrise AG	8,878,378
		128,954,412
Hong Kong 1.2%
1,267,800	AIA Group Ltd.	12,332,764
Number of Shares		Value
Ireland 1.1%
520,491	Bank of Ireland Group PLC	$11,477,876
Italy 5.4%
265,582	Avio SpA(a)(b)	9,075,677
1,067,143	Enel SpA	11,677,701
426,606	Intercos SpA(b)	6,947,246
1,004,800	Saipem SpA(b)	5,327,925
214,733	UniCredit SpA	20,986,451
		54,015,000
Japan 19.8%
59,400	Advantest Corp.	12,526,986
243,300	Daifuku Co. Ltd.	8,839,519
11,500	Disco Corp.	4,183,912
330,600	Furukawa Electric Co. Ltd.	8,319,324
87,600	Ibiden Co. Ltd.	11,216,638
716,900	Japan Post Bank Co. Ltd.	15,280,404
15,500	Keyence Corp.	8,117,246
26,400	Kioxia Holdings Corp.*	8,261,258
225,400	Kiyo Bank Ltd.	7,181,759
25,100	Meiko Electronics Co. Ltd.	3,118,842
439,000	Mitsubishi Heavy Industries Ltd.	10,687,142
241,800	Mizuho Financial Group, Inc.	13,051,902
186,300	Murata Manufacturing Co. Ltd.	8,386,124
1,411,300	Pan Pacific International Holdings Corp.	7,129,384
346,800	Renesas Electronics Corp.	7,363,666
1,053,100	Resona Holdings, Inc.	16,678,203
104,100	Sinfonia Technology Co. Ltd.	8,171,606
733,100	Sumitomo Electric Industries Ltd.	10,192,270
252,400	Taiheiyo Cement Corp.	6,699,067
215,800	Tokio Marine Holdings, Inc.	10,411,084
36,200	Tokyo Electron Ltd.	12,789,534
		198,605,870
Korea 1.1%
56,794	Samsung Electronics Co. Ltd.	10,789,449
Luxembourg 0.8%
93,831	Eurofins Scientific SE	7,906,087
Netherlands 5.5%
288,356	ABN AMRO Bank NV(a)(b)	13,970,337
6,374	ASM International NV	5,982,203
18,743	ASML Holding NV	31,607,024
See Notes to Financial Statements

Schedule of Investments International Equity Fund^  (cont’d)
Number of Shares		Value
Netherlands – cont'd
15,066	BE Semiconductor Industries NV	$3,421,231
		54,980,795
Spain 4.0%
1,600,535	Banco Santander SA	23,543,650
279,703	Cellnex Telecom SA(a)	8,603,057
337,916	Fluidra SA(b)	7,630,319
		39,777,026
Switzerland 3.6%
47,517	Galderma Group AG*	9,869,616
2,359,905	International Workplace Group PLC	5,996,596
47,367	Roche Holding AG	20,673,072
		36,539,284
Taiwan 0.6%
13,343	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,541,615
United Kingdom 23.8%
215,609	Anglo American PLC	12,222,971
125,878	AstraZeneca PLC	20,293,798
435,966	BAE Systems PLC	11,961,034
1,500,298	Barclays PLC	9,949,982
2,077,691	BP PLC	14,861,293
464,610	British American Tobacco PLC	25,815,489
395,877	Compass Group PLC	12,047,299
3,801,925	Convatec Group PLC(a)	11,606,451
236,899	Experian PLC	9,643,655
1,813,944	Haleon PLC	9,035,354
1,373,694	NatWest Group PLC	12,490,393
356,652	RELX PLC	12,797,120
2,052,623	Rentokil Initial PLC	9,650,279
Number of Shares		Value
United Kingdom – cont'd
885,879	Shawbrook Group PLC*(a)	$3,793,159
529,868	Shell PLC	24,276,551
5,462,948	SigmaRoc PLC*	9,238,290
403,164	St. James's Place PLC	6,359,627
524,019	Standard Chartered PLC	15,218,650
211,621	Subsea 7 SA	7,809,169
		239,070,564
United States 3.2%
458,392	JBS NV Class A	6,160,788
33,016	Royal Gold, Inc.	8,632,694
293,067	SLB Ltd.	17,613,327
		32,406,809
Total Common Stocks (Cost $852,547,032)		991,356,398

Short-Term Investments 2.1%
Investment Companies 2.1%
6,863,789	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(c)	6,863,789
14,879,514	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(c)(d)	14,879,514
Total Short-Term Investments (Cost $21,743,303)		21,743,303
Total Investments 100.7% (Cost $874,290,335)		1,013,099,701
Liabilities Less Other Assets (0.7)%		(7,386,195)
Net Assets 100.0%		$1,005,713,506

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at August 31, 2026 amounted to $59,594,514, which represents 5.9%
of net assets of the Fund.

See Notes to Financial Statements

Schedule of Investments International Equity Fund^  (cont’d)
(b)
All or a portion of this security is on loan at August 31, 2026. Total value of all such securities at
August 31, 2026 amounted to $15,356,079, collateralized by cash collateral of $14,879,514 and non-cash (U.S. Treasury Securities) collateral of $1,220,104 for the Fund (see Note A of the Notes to
Financial Statements).

(c)	Represents 7-day effective yield as of August 31, 2026.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments International Equity Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$202,051,658	20.1%
Semiconductors & Semiconductor Equipment	106,142,996	10.5%
Pharmaceuticals	73,849,042	7.3%
Aerospace & Defense	59,376,227	5.9%
Oil, Gas & Consumable Fuels	39,137,844	3.9%
Electrical Equipment	35,878,279	3.6%
Metals & Mining	33,338,772	3.3%
Electronic Equipment, Instruments & Components	30,838,850	3.1%
Energy Equipment & Services	30,750,421	3.1%
Machinery	27,156,980	2.7%
Tobacco	25,815,489	2.6%
Insurance	22,743,848	2.3%
Professional Services	22,440,775	2.2%
Beverages	21,938,897	2.2%
Construction Materials	20,686,852	2.1%
Software	20,186,460	2.0%
Independent Power and Renewable Electricity Producers	19,119,052	1.9%
Food Products	18,252,090	1.8%
Industrial Conglomerates	18,139,463	1.8%
Personal Care Products	16,824,376	1.7%
Commercial Services & Supplies	16,148,312	1.6%
Capital Markets	14,851,241	1.5%
Air Freight & Logistics	12,503,947	1.2%
Hotels, Restaurants & Leisure	12,047,299	1.2%
Electric Utilities	11,677,701	1.2%
Health Care Equipment & Supplies	11,606,451	1.1%
Technology Hardware, Storage & Peripherals	10,789,449	1.1%
Automobile Components	10,192,270	1.0%
Chemicals	8,878,378	0.9%
Diversified Telecommunication Services	8,603,057	0.8%
Textiles, Apparel & Luxury Goods	8,357,855	0.8%
Life Sciences Tools & Services	7,906,087	0.8%
Broadline Retail	7,129,384	0.7%
Real Estate Management & Development	5,996,596	0.6%
Short-Term Investments and Other Liabilities—Net	14,357,108	1.4%
	$1,005,713,506	100.0%
See Notes to Financial Statements

Schedule of Investments International Equity Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Switzerland	$30,542,688	$5,996,596	$—	$36,539,284
United Kingdom	11,602,328	227,468,236	—	239,070,564
Other Common Stocks#	715,746,550	—	—	715,746,550
Total Common Stocks	757,891,566	233,464,832	—	991,356,398
Short-Term Investments	—	21,743,303	—	21,743,303
Total Investments	$757,891,566	$255,208,135	$—	$1,013,099,701

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments International Select Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 97.8%
Austria 3.1%
15,372	BAWAG Group AG(a)	$3,210,390
33,945	Erste Group Bank AG	4,782,713
		7,993,103
Belgium 2.3%
73,940	Anheuser-Busch InBev SA	5,864,225
Canada 1.9%
41,103	Barrick Mining Corp.	1,842,648
23,728	Kinaxis, Inc.*	3,031,849
		4,874,497
Congo 0.5%
150,630	Ivanhoe Mines Ltd. Class A*(b)	1,316,158
Czech Republic 0.6%
74,493	CSG NV*(b)	1,568,740
Denmark 1.3%
15,658	DSV AS	3,302,914
France 8.1%
18,016	Airbus SE	4,127,538
55,587	AXA SA	2,782,840
40,613	Danone SA	3,032,345
8,509	L'Oreal SA	3,802,230
24,147	Societe Generale SA	2,037,683
32,885	SPIE SA(b)	1,663,122
33,873	STMicroelectronics NV	1,698,392
5,191	Thales SA	1,469,414
		20,613,564
Germany 14.0%
12,043	adidas AG	2,117,865
62,223	Bayer AG	3,544,371
6,477	Deutsche Boerse AG	2,166,726
9,595	Heidelberg Materials AG	1,836,150
29,469	Hensoldt AG	2,933,485
30,415	Infineon Technologies AG	1,988,643
71,348	RWE AG	4,859,745
9,535	SAP SE ADR	2,106,186
18,601	Siemens AG	6,170,668
29,435	Siemens Energy AG	4,861,164
28,821	Symrise AG	3,086,581
		35,671,584
Hong Kong 1.2%
318,000	AIA Group Ltd.	3,093,405
Number of Shares		Value
Ireland 1.2%
134,706	Bank of Ireland Group PLC	$2,970,539
Italy 3.8%
274,617	Enel SpA	3,005,122
258,472	Saipem SpA(b)	1,370,541
54,968	UniCredit SpA	5,372,175
		9,747,838
Japan 19.1%
14,800	Advantest Corp.	3,121,202
46,700	Daifuku Co. Ltd.	1,696,694
2,900	Disco Corp.	1,055,073
82,600	Furukawa Electric Co. Ltd.	2,078,573
22,600	Ibiden Co. Ltd.	2,893,790
212,600	Japan Post Bank Co. Ltd.	4,531,474
4,000	Keyence Corp.	2,094,773
6,700	Kioxia Holdings Corp.*	2,096,607
6,400	Meiko Electronics Co. Ltd.	795,243
133,700	Mitsubishi Heavy Industries Ltd.	3,254,831
60,600	Mizuho Financial Group, Inc.	3,271,072
47,900	Murata Manufacturing Co. Ltd.	2,156,175
358,800	Pan Pacific International Holdings Corp.	1,812,530
87,000	Renesas Electronics Corp.	1,847,286
357,000	Resona Holdings, Inc.	5,653,897
183,800	Sumitomo Electric Industries Ltd.	2,555,366
65,000	Taiheiyo Cement Corp.	1,725,196
55,600	Tokio Marine Holdings, Inc.	2,682,374
9,400	Tokyo Electron Ltd.	3,321,039
		48,643,195
Korea 1.5%
19,346	Samsung Electronics Co. Ltd.	3,675,259
Luxembourg 0.8%
23,774	Eurofins Scientific SE	2,003,169
Netherlands 5.5%
73,002	ABN AMRO Bank NV(a)(b)	3,536,817
1,616	ASM International NV	1,516,668
4,752	ASML Holding NV	8,013,476
3,821	BE Semiconductor Industries NV	867,684
		13,934,645
Spain 3.3%
411,568	Banco Santander SA	6,054,109
71,358	Cellnex Telecom SA(a)	2,194,817
		8,248,926
See Notes to Financial Statements

Schedule of Investments International Select Fund^  (cont’d)
Number of Shares		Value
Switzerland 3.1%
12,071	Galderma Group AG*	$2,507,232
12,209	Roche Holding AG	5,328,552
		7,835,784
Taiwan 0.6%
3,345	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,389,245
United Kingdom 22.7%
55,404	Anglo American PLC	3,140,878
31,527	AstraZeneca PLC	5,082,719
126,042	BAE Systems PLC	3,458,051
437,371	Barclays PLC	2,900,646
533,951	BP PLC	3,819,241
119,529	British American Tobacco PLC	6,641,483
100,559	Compass Group PLC	3,060,204
969,476	Convatec Group PLC(a)	2,959,600
68,812	Experian PLC	2,801,190
440,623	Haleon PLC	2,194,767
437,257	NatWest Group PLC	3,975,785
91,741	RELX PLC	3,291,782
520,073	Rentokil Initial PLC	2,445,091
134,207	Shell PLC	6,148,858
132,869	Standard Chartered PLC	3,858,804
54,378	Subsea 7 SA	2,006,639
		57,785,738
Number of Shares		Value
United States 3.2%
116,945	JBS NV Class A	$1,571,741
8,170	Royal Gold, Inc.	2,136,210
74,229	SLB Ltd.	4,461,163
		8,169,114
Total Common Stocks (Cost $216,067,609)		248,701,642

Short-Term Investments 3.2%
Investment Companies 3.2%
3,505,636	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(c)	3,505,636
4,561,122	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(c)(d)	4,561,122
Total Short-Term Investments (Cost $8,066,758)		8,066,758
Total Investments 101.0% (Cost $224,134,367)		256,768,400
Liabilities Less Other Assets (1.0)%		(2,578,269)
Net Assets 100.0%		$254,190,131

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at August 31, 2026 amounted to $11,901,624, which represents 4.7%
of net assets of the Fund.

(b)
All or a portion of this security is on loan at August 31, 2026. Total value of all such securities at
August 31, 2026 amounted to $5,822,315, collateralized by cash collateral of $4,561,122 and non-cash
(U.S. Treasury Securities) collateral of $1,609,380 for the Fund (see Note A of the Notes to Financial
Statements).

(c)	Represents 7-day effective yield as of August 31, 2026.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments International Select Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$52,156,104	20.5%
Semiconductors & Semiconductor Equipment	26,915,315	10.6%
Pharmaceuticals	18,657,641	7.3%
Aerospace & Defense	13,557,228	5.3%
Oil, Gas & Consumable Fuels	9,968,099	3.9%
Insurance	8,558,619	3.4%
Metals & Mining	8,435,894	3.3%
Electronic Equipment, Instruments & Components	7,939,981	3.1%
Energy Equipment & Services	7,838,343	3.1%
Electrical Equipment	6,939,737	2.7%
Tobacco	6,641,483	2.6%
Industrial Conglomerates	6,170,668	2.4%
Professional Services	6,092,972	2.4%
Beverages	5,864,225	2.3%
Software	5,138,035	2.0%
Machinery	4,951,525	2.0%
Independent Power and Renewable Electricity Producers	4,859,745	1.9%
Food Products	4,604,086	1.8%
Commercial Services & Supplies	4,108,213	1.6%
Personal Care Products	3,802,230	1.5%
Technology Hardware, Storage & Peripherals	3,675,259	1.5%
Construction Materials	3,561,346	1.4%
Air Freight & Logistics	3,302,914	1.3%
Chemicals	3,086,581	1.2%
Hotels, Restaurants & Leisure	3,060,204	1.2%
Electric Utilities	3,005,122	1.2%
Health Care Equipment & Supplies	2,959,600	1.2%
Automobile Components	2,555,366	1.0%
Diversified Telecommunication Services	2,194,817	0.9%
Capital Markets	2,166,726	0.9%
Textiles, Apparel & Luxury Goods	2,117,865	0.8%
Life Sciences Tools & Services	2,003,169	0.8%
Broadline Retail	1,812,530	0.7%
Short-Term Investments and Other Liabilities—Net	5,488,489	2.2%
	$254,190,131	100.0%
See Notes to Financial Statements

Schedule of Investments International Select Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
United Kingdom	$2,006,639	$55,779,099	$—	$57,785,738
Other Common Stocks#	190,915,904	—	—	190,915,904
Total Common Stocks	192,922,543	55,779,099	—	248,701,642
Short-Term Investments	—	8,066,758	—	8,066,758
Total Investments	$192,922,543	$63,845,857	$—	$256,768,400

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 99.7%
Aerospace & Defense 1.2%
199,804	Mercury Systems, Inc.*	$17,448,883
Automobile Components 0.9%
106,532	Lear Corp.	13,315,435
Banks 4.8%
740,575	Banc of California, Inc.	13,789,506
127,976	Glacier Bancorp, Inc.	5,926,569
1,600,185	Huntington Bancshares, Inc.	26,699,087
231,739	Texas Capital Bancshares, Inc.	22,520,396
		68,935,558
Beverages 0.4%
28,474	Boston Beer Co., Inc. Class A*	5,062,962
Building Products 2.0%
152,415	Fortune Brands Innovations, Inc.	6,756,557
1,116,379	Resideo Technologies, Inc.*	21,613,097
		28,369,654
Chemicals 1.2%
312,116	HB Fuller Co.	17,150,774
Commercial Services & Supplies 4.0%
47,840	Clean Harbors, Inc.*	15,081,560
558,364	Enviri Corp.*	12,440,350
836,343	OPENLANE, Inc.*	29,773,811
		57,295,721
Communications Equipment 4.7%
33,720	Ciena Corp.*	12,908,016
4,179,246	Ribbon Communications, Inc.*(a)	8,316,700
689,248	Viasat, Inc.*	46,365,713
		67,590,429
Construction & Engineering 2.1%
112,098	Arcosa, Inc.	16,287,840
467,459	Centuri Holdings, Inc.*	9,540,838
57,211	Primoris Services Corp.	4,125,485
		29,954,163
Consumer Finance 0.8%
115,096	Bread Financial Holdings, Inc.	12,024,079
Containers & Packaging 1.7%
139,957	Avery Dennison Corp.	24,367,913
Number of Shares		Value
Electric Utilities 1.5%
439,216	Portland General Electric Co.	$21,460,094
Electrical Equipment 1.0%
761,525	Babcock & Wilcox Enterprises, Inc.*	5,741,899
44,441	Bloom Energy Corp. Class A*	9,168,178
		14,910,077
Electronic Equipment, Instruments & Components 7.3%
558,189	ADI Global Distribution, Inc.*	12,207,593
48,605	Coherent Corp.*	13,503,927
3,294,176	Innoviz Technologies Ltd.*	1,138,138
230,650	IPG Photonics Corp.*	17,547,852
130,911	Itron, Inc.*	12,699,676
213,859	nLight, Inc.*	9,039,820
66,446	OSI Systems, Inc.*	13,814,788
65,565	Rogers Corp.*	8,232,997
27,828	Teledyne Technologies, Inc.*	17,057,173
		105,241,964
Energy Equipment & Services 3.5%
213,964	Innovex International, Inc.*	6,562,276
661,532	Patterson-UTI Energy, Inc.	8,361,764
278,222	TechnipFMC PLC	21,743,049
2,022,544	TETRA Technologies, Inc.*	13,955,554
		50,622,643
Entertainment 1.9%
2,145,822	Lionsgate Studios Corp.*	24,312,163
119,246	Starz Entertainment Corp.*	3,157,038
		27,469,201
Financial Services 0.3%
287,896	Klarna Group PLC*	4,229,192
Food Products 1.3%
682,073	Hain Celestial Group, Inc.*	508,417
917,163	Magnum Ice Cream Co. NV*	18,728,469
		19,236,886
Gas Utilities 3.3%
119,958	Atmos Energy Corp.	19,928,622
360,946	New Jersey Resources Corp.	19,252,860
216,962	UGI Corp.	8,342,189
		47,523,671
Health Care Equipment & Supplies 7.6%
1,405,478	Accuray, Inc.*	369,641
244,152	AtriCure, Inc.*	11,804,749
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^  (cont’d)
Number of Shares		Value
Health Care Equipment & Supplies – cont'd
80,899	CONMED Corp.	$4,032,815
646,511	CytoSorbents Corp.*	220,460
894,291	Dentsply Sirona, Inc.	9,989,231
364,147	Haemonetics Corp.*	37,532,631
559,680	Integra LifeSciences Holdings Corp.*	9,469,786
736,645	Neogen Corp.*	8,515,616
1,102,709	OraSure Technologies, Inc.*	3,958,725
868,781	QuidelOrtho Corp.*	12,536,510
584,657	Varex Imaging Corp.*	10,810,308
		109,240,472
Health Care Providers & Services 1.1%
546,420	Acadia Healthcare Co., Inc.*	15,059,335
Hotels, Restaurants & Leisure 1.9%
2,062,985	Brightstar Lottery PLC	23,249,841
103,445	United Parks & Resorts, Inc.*	4,138,834
		27,388,675
Household Durables 1.6%
250,257	Somnigroup International, Inc.	16,204,141
168,815	Whirlpool Corp.	6,894,404
		23,098,545
Independent Power and Renewable Electricity Producers 3.0%
324,043	Ormat Technologies, Inc.	33,052,386
70,140	Vistra Corp.	9,635,132
		42,687,518
Insurance 0.4%
150,643	Ryan Specialty Holdings, Inc.	6,354,122
IT Services 1.6%
949,585	Kyndryl Holdings, Inc.*	12,771,918
1,515,058	Unisys Corp.*	4,090,657
67,196	Wix.com Ltd.*	5,930,047
		22,792,622
Life Sciences Tools & Services 2.6%
264,246	Azenta, Inc.*	8,627,632
38,191	Bio-Rad Laboratories, Inc. Class A*	14,746,309
47,525	Charles River Laboratories International, Inc.*	13,698,606
1,036,344	Standard BioTools, Inc.*	682,640
		37,755,187
Number of Shares		Value
Machinery 2.8%
111,586	Albany International Corp. Class A	$6,185,212
169,989	Helios Technologies, Inc.	12,412,597
1,037,719	Hillman Solutions Corp.*	7,990,436
1,678,730	Stratasys Ltd.*	13,010,158
		39,598,403
Media 1.5%
923,152	Criteo SA*	16,293,633
378,104	Trade Desk, Inc. Class A*	5,187,587
		21,481,220
Metals & Mining 1.0%
1,226,883	Cleveland-Cliffs, Inc.*	14,170,499
Multi-Utilities 1.5%
312,477	Northwestern Energy Group, Inc.	21,610,909
Oil, Gas & Consumable Fuels 2.6%
457,682	CNX Resources Corp.*	16,650,471
429,316	Devon Energy Corp.	20,826,119
		37,476,590
Pharmaceuticals 1.1%
940,108	Amneal Pharmaceuticals, Inc.*	16,423,687
Professional Services 3.2%
90,118	Alight, Inc. Class A	1,289,588
3,603,747	Conduent, Inc.*	6,198,445
1,020,868	KBR, Inc.	38,282,550
		45,770,583
Semiconductors & Semiconductor Equipment 6.5%
279,359	CEVA, Inc.*	7,556,661
1,670,090	indie Semiconductor, Inc. Class A*	6,204,384
49,520	MACOM Technology Solutions Holdings, Inc.*	13,064,862
191,600	Rambus, Inc.*	16,609,804
48,619	Semtech Corp.*	6,464,382
972,173	Veeco Instruments, Inc.*	43,067,264
		92,967,357
Software 11.5%
921,383	Adeia, Inc.	23,246,493
1,419,945	Cognyte Software Ltd.*	12,580,713
705,942	Gitlab, Inc. Class A*	32,854,541
115,292	Monday.com Ltd.*	11,660,633
1,870,238	NCR Voyix Corp.*	15,672,595
416,566	OneSpan, Inc.	6,881,670
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^  (cont’d)
Number of Shares		Value
Software – cont'd
401,906	Radware Ltd.*	$11,607,045
767,395	UiPath, Inc. Class A*	14,327,265
742,920	Varonis Systems, Inc.*	32,517,608
738,376	Xperi, Inc.*	4,385,953
		165,734,516
Specialty Retail 0.3%
295,873	Caleres, Inc.	3,603,733
Technology Hardware, Storage & Peripherals 1.3%
776,645	Quantum Corp.*	18,895,773
Textiles, Apparel & Luxury Goods 0.4%
1,016,736	Under Armour, Inc. Class C*	5,012,508
Trading Companies & Distributors 2.3%
226,232	AerCap Holdings NV	33,016,298

Total Common Stocks (Cost $968,652,699)		1,432,347,851
Rights 0.0%‡
Food Products 0.0%‡
169,122	Contra TreeHouse Foods, Inc., CVR*(b) (Cost $326,405)	295,963
Warrants 0.0%‡
Communications Equipment 0.0%‡
1,511,444	Ribbon Communications, Inc. Expires 3/30/2027*(a)(c)	84,810
Number of Shares		Value
Health Care Equipment & Supplies 0.0%‡
131,579	CytoSorbents Corp.*(c)	$0

Total Warrants (Cost $2,464,258)		84,810

Short-Term Investments 0.2%
Investment Companies 0.2%
2,456,016	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(d) (Cost $2,456,016)	2,456,016
Total Investments 99.9% (Cost $973,899,378)		1,435,184,640
Other Assets Less Liabilities 0.1%		1,015,298
Net Assets 100.0%		$1,436,199,938

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of August 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2026 amounted to $84,810, which represents
0.0% of net assets of the Fund.

(d)	Represents 7-day effective yield as of August 31, 2026.
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$1,432,347,851	$—	$—	$1,432,347,851
Rights#	—	—	295,963	295,963
Warrants#	—	84,810	—	84,810
Short-Term Investments	—	2,456,016	—	2,456,016
Total Investments	$1,432,347,851	$2,540,826	$295,963	$1,435,184,640

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2026
Investments in Securities:
Rights(1)	$—	$—	$—	$(30)	$326	$—	$—	$—	$296	$(30)
Total	$—	$—	$—	$(30)	$326	$—	$—	$—	$296	$(30)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer.
The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 98.6%
Aerospace & Defense 2.1%
36,173	Boeing Co.*	$7,516,026
122,216	General Electric Co.	41,029,133
53,339	Space Exploration Technologies Corp. Class A*	7,664,281
		56,209,440
Automobiles 1.5%
105,818	Tesla, Inc.*	38,935,733
Banks 0.4%
74,146	Citigroup, Inc.	9,759,097
Biotechnology 1.1%
110,026	AbbVie, Inc.	28,212,867
Broadline Retail 4.0%
408,311	Amazon.com, Inc.*	106,066,949
Capital Markets 2.5%
754,007	Brookfield Asset Management Ltd. Class A	38,831,360
72,297	Morgan Stanley	15,422,396
24,990	S&P Global, Inc.	10,891,642
		65,145,398
Commercial Services & Supplies 0.5%
60,545	Waste Management, Inc.	13,254,511
Consumer Staples Distribution & Retail 1.5%
30,339	Costco Wholesale Corp.	28,636,679
105,553	Walmart, Inc.	11,069,343
		39,706,022
Electric Utilities 0.9%
279,280	NextEra Energy, Inc.	22,995,915
Electrical Equipment 2.0%
17,983	GE Vernova, Inc.	16,158,265
248,016	nVent Electric PLC	37,388,412
		53,546,677
Electronic Equipment, Instruments & Components 2.0%
333,478	Amphenol Corp. Class A	52,872,937
Entertainment 2.3%
101,020	Live Nation Entertainment, Inc.*	18,172,488
524,609	Netflix, Inc.*	42,519,559
		60,692,047
Financial Services 4.3%
89,626	MasterCard, Inc. Class A	52,817,498
154,849	Visa, Inc. Class A	58,745,065
		111,562,563
Number of Shares		Value
Ground Transportation 0.6%
51,133	Union Pacific Corp.	$15,374,159
Health Care Technology 0.3%
289,221	Waystar Holding Corp.*	7,571,806
Hotels, Restaurants & Leisure 0.5%
216,901	Jersey Mike's Subs, Inc. Class A*	4,652,526
10,399	Marriott International, Inc. Class A	3,553,962
19,399	McDonald's Corp.	5,112,413
		13,318,901
Interactive Media & Services 13.9%
689,457	Alphabet, Inc. Class A	233,967,233
225,384	Meta Platforms, Inc. Class A	128,996,279
		362,963,512
IT Services 1.6%
61,798	Cloudflare, Inc. Class A*	18,855,188
164,178	Shopify, Inc. Class A*	24,194,912
		43,050,100
Machinery 2.9%
45,944	Caterpillar, Inc.	36,638,962
24,056	Deere & Co.	15,754,515
111,477	ITT, Inc.	22,327,728
		74,721,205
Multi-Utilities 0.9%
580,604	CenterPoint Energy, Inc.	22,991,918
Oil, Gas & Consumable Fuels 0.6%
219,149	Williams Cos., Inc.	16,447,132
Pharmaceuticals 4.7%
71,909	Eli Lilly & Co.	83,179,298
113,078	Johnson & Johnson	30,061,786
71,091	Merck & Co., Inc.	10,504,406
		123,745,490
Semiconductors & Semiconductor Equipment 24.4%
12,412	Advanced Micro Devices, Inc.*	5,842,577
48,583	ASML Holding NV	82,397,254
342,802	Broadcom, Inc.	126,953,293
71,165	Micron Technology, Inc.	68,228,020
1,288,744	NVIDIA Corp.	284,528,900
169,692	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	70,476,481
		638,426,525
Software 9.1%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,050,908
4,688	Canva, Inc.*#(a)(b)	6,570,560
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)
Number of Shares		Value
Software – cont'd
153,570	Crowdstrike Holdings, Inc. Class A*	$35,474,670
19,763	Databricks, Inc. Class C*#(a)(b)	5,000,039
275,404	Microsoft Corp.	139,709,695
50,366	Salesforce, Inc.	12,971,260
85,392	ServiceNow, Inc.*	12,637,162
106,995	Superhuman Platform, Inc.*#(a)(b)	1,401,634
54,201	Synopsys, Inc.*	23,826,218
		238,642,146
Specialized REITs 0.3%
7,680	Equinix, Inc.	8,038,810
Specialty Retail 8.3%
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	127,327,845
139,337	Home Depot, Inc.	45,678,849
191,527	O'Reilly Automotive, Inc.*	17,007,597
212,292	TJX Cos., Inc.	28,428,022
		218,442,313
Technology Hardware, Storage & Peripherals 5.4%
326,271	Apple, Inc.	103,378,966
24,652	Sandisk Corp.*	38,622,289
		142,001,255

Total Common Stocks (Cost $1,414,030,110)		2,584,695,428
Preferred Stocks 1.3%
Entertainment 0.0%‡
8,256	A24 Films LLC#(a)(b)(c)	1,259,536
IT Services 0.3%
287,787	Druva, Inc., Series 4*#(a)(b)	2,236,105
461,441	Druva, Inc., Series 5*#(a)(b)	4,512,893
		6,748,998
Software 0.4%
10	Databricks, Inc., Series B*#(a)(b)	2,530
801	Databricks, Inc., Series C*#(a)(b)	202,653
16,466	Databricks, Inc., Series D*#(a)(b)	4,165,898
Number of Shares		Value
Software – cont'd
6,358	Databricks, Inc., Series E*#(a)(b)	$1,608,574
3,258	Databricks, Inc., Series F*#(a)(b)	824,274
39	Databricks, Inc., Series G*#(a)(b)	9,867
95	Databricks, Inc., Series H*#(a)(b)	24,035
12,228	Databricks, Inc., Series K*#(a)(b)	3,093,684
90,310	Signifyd, Inc., Series Seed*#(a)(b)	33,415
39,343	Signifyd, Inc., Series A*#(a)(b)	16,524
33,179	Superhuman Platform, Inc., Series 3*#(a)(b)	849,382
82,373	Videoamp, Inc., Series F1*#(a)(b)	260,002
		11,090,838
Specialty Retail 0.6%
7,000	Fabletics LLC, Series G*#(a)(b)	13,504,610
5,623	Savage X Fenty, Series C1*#(a)(b)	13,525
72,983	Savage X Fenty, Series D*#(a)(b)	862,783
		14,380,918

Total Preferred Stocks (Cost $25,438,452)		33,480,290

Short-Term Investments 0.0%‡
Investment Companies 0.0%‡
1,124,436	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(d) (Cost $1,124,436)	1,124,436
Total Investments 99.9% (Cost $1,440,592,998)		2,619,300,154
Other Assets Less Liabilities 0.1%		1,784,217
Net Assets 100.0%		$2,621,084,371

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)
(b)
Security fair valued as of August 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2026 amounted to $174,831,276, which represents 6.7% of net assets of the Fund.

(c)	Security represented in Units.
(d)	Represents 7-day effective yield as of August 31, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at August 31, 2026 amounted to $174,831,276, which represents 6.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2026	Fair Value Percentage of Net Assets as of 8/31/2026
A24 Films LLC	2/25/2022	$940,028	$1,259,536	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,050,908	0.0%
Canva, Inc.	3/19/2024	5,000,507	6,570,560	0.3%
Databricks, Inc. Class C	8/12/2026	5,000,039	5,000,039	0.2%
Databricks, Inc. (Series B Preferred Shares)	3/12/2025	925	2,530	0.0%
Databricks, Inc. (Series C Preferred Shares)	3/12/2025	74,092	202,653	0.0%
Databricks, Inc. (Series D Preferred Shares)	3/12/2025	1,523,105	4,165,898	0.2%
Databricks, Inc. (Series E Preferred Shares)	3/12/2025	588,115	1,608,574	0.1%
Databricks, Inc. (Series F Preferred Shares)	3/12/2025	301,365	824,274	0.0%
Databricks, Inc. (Series G Preferred Shares)	3/12/2025	3,608	9,867	0.0%
Databricks, Inc. (Series H Preferred Shares)	3/12/2025	8,787	24,035	0.0%
Databricks, Inc. (Series K Preferred Shares)	9/8/2025	1,834,200	3,093,684	0.1%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,236,105	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,512,893	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	13,504,610	0.5%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,872	127,327,845	4.9%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	1,000,028	13,525	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	169,715	862,783	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,732	16,524	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	33,415	0.0%
Superhuman Platform, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,401,634	0.1%
Superhuman Platform, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	849,382	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	260,002	0.0%
Total		$62,262,411	$174,831,276	6.7%
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)
Derivative Instruments
Purchased option contracts ("options purchased")
At August 31, 2026, the Fund did not have any outstanding options purchased.
Written option contracts ("options written")
At August 31, 2026, the Fund did not have any outstanding options written.
For the year ended August 31, 2026, the average market value for the months where the Fund had options purchased and options written outstanding was $98,000 and $(190,500), respectively.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$224,619,005	$—	$14,023,141	$238,642,146
Specialty Retail	91,114,468	—	127,327,845	218,442,313
Other Common Stocks#	2,127,610,969	—	—	2,127,610,969
Total Common Stocks	2,443,344,442	—	141,350,986	2,584,695,428
Preferred Stocks#	—	—	33,480,290	33,480,290
Short-Term Investments	—	1,124,436	—	1,124,436
Total Investments	$2,443,344,442	$1,124,436	$174,831,276	$2,619,300,154

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2026
Investments in Securities:
Common Stocks(1)(2)	$96,174	$—	$—	$40,177	$5,000	$—	$—	$—	$141,351	$40,177
Preferred Stocks(2)	23,761	—	—	6,626	1,834	—	—	—	32,221	6,626
Preferred Units(2)	1,209	—	—	50	—	—	—	—	1,259	50
Total	$121,144	$—	$—	$46,853	$6,834	$—	$—	$—	$174,831	$46,853
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer.
The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$141,350,987	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.5x -9.3x	2.9x	Increase
			Enterprise value/ EBITDA multiple (EV/EBITDA)	15.7x	15.7x	Increase
			Discount Rate	4.1%	4.1%	Decrease
			Term (Years)	1.3	1.3	Decrease
			Expected Volatility	70.0%	70.0%	Decrease
			Transaction Price	$13.10 - $253.00	$200.47	Increase
Preferred Stocks	32,220,754	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.1x - 8.8x	3.0x	Increase
			Discount Rate	4.1% - 15.0%	10.8%	Decrease
			Term (Years)	0.4 - 2.5	0.8	Decrease
			Expected Volatility	10.0% - 60.0%	57.5%	Decrease
			Transaction Price	$13.10 - $253.00	$234.10	Increase
		Scenario-Based Approach (PWERM/ Enterprise Value Waterfall)	Probability of funding	80.0%	80.0%	Decrease
		Scenario-Based Approach (PWERM/ Enterprise Value Waterfall)	Enterprise value	$623 million	$623 million	Increase
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)
Preferred Units	$1,259,535	Market Approach	Enterprise value/ Revenue multiple (EV/Revenue)	3.1x	3.1x	Increase
			Discount Rate	4.0%	4.0%	Decrease
			Term (Years)	0.8	0.8	Decrease
			Expected Volatility	35.0%	35.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Financial Statements

Schedule of Investments Large Cap Value Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 96.8%
Aerospace & Defense 2.2%
1,096,808	Boeing Co.*	$227,894,766
Air Freight & Logistics 0.8%
271,213	FedEx Corp.	88,795,136
Banks 10.5%
2,032,366	Bank of America Corp.	125,884,750
1,548,394	Citizens Financial Group, Inc.	106,637,895
2,873,515	Fifth Third Bancorp	154,508,902
893,312	JPMorgan Chase & Co.	318,036,938
532,274	M&T Bank Corp.	124,520,180
657,481	PNC Financial Services Group, Inc.	157,552,172
1,277,311	Wells Fargo & Co.	110,346,897
		1,097,487,734
Biotechnology 4.2%
426,946	AbbVie, Inc.	109,477,494
353,445	Amgen, Inc.	151,938,937
624,198	Gilead Sciences, Inc.	91,345,135
162,314	Vertex Pharmaceuticals, Inc.*	88,383,219
		441,144,785
Broadline Retail 4.5%
1,813,079	Amazon.com, Inc.*	470,983,532
Capital Markets 4.1%
1,842,667	Charles Schwab Corp.	202,361,690
376,945	CME Group, Inc.	107,617,797
534,359	Morgan Stanley	113,989,462
		423,968,949
Chemicals 2.1%
380,298	Corteva, Inc.	32,184,620
2,838,278	Dow, Inc.	86,624,244
196,248	Linde PLC	96,079,096
		214,887,960
Communications Equipment 2.1%
1,940,078	Cisco Systems, Inc.	214,359,218
Consumer Finance 1.0%
503,442	Capital One Financial Corp.	107,993,343
Consumer Staples Distribution & Retail 0.5%
506,557	Walmart, Inc.	53,122,633
Electric Utilities 1.2%
1,531,503	NextEra Energy, Inc.	126,103,957
Electrical Equipment 1.9%
193,411	Emerson Electric Co.	29,483,573
Number of Shares		Value
Electrical Equipment – cont'd
401,286	Rockwell Automation, Inc.	$170,317,817
		199,801,390
Energy Equipment & Services 2.3%
2,254,400	Halliburton Co.	83,074,640
2,657,813	SLB Ltd.	159,734,561
		242,809,201
Entertainment 1.1%
1,022,109	Walt Disney Co.	109,927,823
Food Products 0.8%
1,428,388	Mondelez International, Inc. Class A	88,660,043
Ground Transportation 2.9%
2,932,317	CSX Corp.	148,111,332
513,185	Union Pacific Corp.	154,299,334
		302,410,666
Health Care Equipment & Supplies 2.8%
749,920	Abbott Laboratories	82,761,171
2,289,707	Edwards Lifesciences Corp.*	207,790,910
		290,552,081
Health Care Providers & Services 3.5%
188,763	Elevance Health, Inc.	74,097,028
204,544	Humana, Inc.	78,387,397
537,605	UnitedHealth Group, Inc.	209,348,763
		361,833,188
Hotel & Resort REITs 0.3%
1,605,014	Host Hotels & Resorts, Inc.	35,197,957
Hotels, Restaurants & Leisure 0.8%
952,624	Wynn Resorts Ltd.	86,955,519
Household Products 2.0%
1,488,082	Church & Dwight Co., Inc.	148,480,822
643,539	Colgate-Palmolive Co.	57,802,673
		206,283,495
Industrial Conglomerates 0.4%
234,036	3M Co.	40,214,406
Industrial REITs 1.6%
1,211,058	Prologis, Inc.	169,451,235
Insurance 1.1%
345,846	Aflac, Inc.	40,066,259
735,385	MetLife, Inc.	69,986,591
		110,052,850
IT Services 1.1%
346,816	Snowflake, Inc.*	114,945,227
See Notes to Financial Statements

Schedule of Investments Large Cap Value Fund^  (cont’d)
Number of Shares		Value
Machinery 3.5%
76,821	Caterpillar, Inc.	$61,262,443
255,216	Cummins, Inc.	144,043,910
124,910	Deere & Co.	81,804,808
993,714	Ingersoll Rand, Inc.	76,565,664
		363,676,825
Materials 0.5%
149,443	Sherwin-Williams Co.	50,632,783
Metals & Mining 9.8%
1,866,091	BHP Group Ltd. ADR(a)	175,263,267
3,453,713	Freeport-McMoRan, Inc.	261,584,223
1,482,648	Rio Tinto PLC ADR	151,971,420
1,793,565	Southern Copper Corp.(a)	374,621,830
246,084	Steel Dynamics, Inc.	57,244,060
		1,020,684,800
Oil, Gas & Consumable Fuels 8.3%
942,853	Chevron Corp.	194,359,717
2,509,669	ExxonMobil Holdings Corp.	403,931,226
808,869	Phillips 66	199,450,918
838,400	Williams Cos., Inc.	62,921,920
		860,663,781
Pharmaceuticals 4.9%
1,117,503	Johnson & Johnson	297,088,173
1,117,458	Merck & Co., Inc.	165,115,594
1,563,439	Pfizer, Inc.	44,495,474
		506,699,241
Residential REITs 0.5%
198,163	Essex Property Trust, Inc.	56,072,202
Retail REITs 0.6%
955,585	Realty Income Corp.	58,558,249
Semiconductors & Semiconductor Equipment 2.5%
2,206,558	Intel Corp.*	197,509,007
61,043	Micron Technology, Inc.	58,523,755
		256,032,762
Software 4.1%
717,986	Microsoft Corp.	364,227,118
102,193	Salesforce, Inc.	26,318,785
253,414	ServiceNow, Inc.*	37,502,738
		428,048,641
Number of Shares		Value
Specialized REITs 0.5%
168,066	Public Storage	$51,594,581
Technology Hardware, Storage & Peripherals 2.3%
341,001	Apple, Inc.	108,046,167
293,739	Dell Technologies, Inc. Class C	133,947,921
		241,994,088
Textiles, Apparel & Luxury Goods 1.6%
4,314,319	NIKE, Inc. Class B	168,517,300
Tobacco 1.2%
665,663	Philip Morris International, Inc.	124,678,680
Trading Companies & Distributors 0.7%
55,689	W.W. Grainger, Inc.	72,924,189

Total Common Stocks (Cost $7,565,571,683)		10,086,615,216

Short-Term Investments 2.9%
Investment Companies 2.9%
291,359,418	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(b)	291,359,418
9,224,779	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(b)(c)	9,224,779
Total Short-Term Investments (Cost $300,584,197)		300,584,197
Total Investments 99.7% (Cost $7,866,155,880)		10,387,199,413
Other Assets Less Liabilities 0.3%		32,408,642
Net Assets 100.0%		$10,419,608,055

*	Non-income producing security.
(a)
All or a portion of this security is on loan at August 31, 2026. Total value of all such securities at
August 31, 2026 amounted to $8,942,919, collateralized by cash collateral of $9,224,779 for the Fund
(see Note A of the Notes to Financial Statements).

(b)	Represents 7-day effective yield as of August 31, 2026.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments Large Cap Value Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$10,086,615,216	$—	$—	$10,086,615,216
Short-Term Investments	—	300,584,197	—	300,584,197
Total Investments	$10,086,615,216	$300,584,197	$—	$10,387,199,413

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 95.9%
Aerospace & Defense 7.0%
138,100	ATI, Inc.*	$28,200,020
68,400	Axon Enterprise, Inc.*	38,752,704
26,230	Curtiss-Wright Corp.	15,279,762
88,132	FTAI Aviation Ltd.	16,753,893
81,311	HEICO Corp.	26,926,138
399,930	Rocket Lab Corp.*	25,563,525
		151,476,042
Banks 0.8%
237,671	Citizens Financial Group, Inc.	16,368,402
Biotechnology 6.7%
40,387	Alnylam Pharmaceuticals, Inc.*	9,720,747
76,268	Ascendis Pharma AS*	20,061,535
292,573	Bridgebio Pharma, Inc.*	22,408,166
189,150	Insmed, Inc.*	23,042,253
305,660	Ionis Pharmaceuticals, Inc.*	18,449,637
118,216	Natera, Inc.*	38,060,823
36,729	Praxis Precision Medicines, Inc.*	12,866,169
		144,609,330
Capital Markets 4.9%
233,483	Bank of New York Mellon Corp.	37,656,138
544,838	Robinhood Markets, Inc. Class A*	57,104,471
209,177	TPG, Inc.	11,320,659
		106,081,268
Communications Equipment 4.2%
29,084	Ciena Corp.*	11,133,355
61,793	Lumentum Holdings, Inc.*	56,525,765
614,575	Viavi Solutions, Inc.*	22,302,927
		89,962,047
Construction & Engineering 3.7%
365,524	API Group Corp.*	14,346,817
25,125	Comfort Systems USA, Inc.	38,833,703
17,782	Quanta Services, Inc.	10,795,274
34,000	Sterling Infrastructure, Inc.*	15,982,380
		79,958,174
Consumer Staples Distribution & Retail 2.9%
50,249	Casey's General Stores, Inc.	37,797,801
241,080	U.S. Foods Holding Corp.*	25,274,827
		63,072,628
Diversified Telecommunication Services 0.6%
234,086	AST SpaceMobile, Inc.*(a)	13,834,483
Number of Shares		Value
Electrical Equipment 2.4%
88,191	AMETEK, Inc.	$20,739,877
56,068	Generac Holdings, Inc.*	10,393,886
138,600	nVent Electric PLC	20,893,950
		52,027,713
Electronic Equipment, Instruments & Components 4.0%
50,203	Advanced Energy Industries, Inc.	13,899,202
53,519	Celestica, Inc.*	16,023,589
62,560	Coherent Corp.*	17,381,045
85,160	Keysight Technologies, Inc.*	27,481,132
87,670	TTM Technologies, Inc.*	10,425,716
		85,210,684
Energy Equipment & Services 0.8%
228,963	TechnipFMC PLC	17,893,458
Entertainment 1.6%
189,222	Live Nation Entertainment, Inc.*	34,039,146
Financial Services 2.3%
510,274	Affirm Holdings, Inc.*	37,989,899
132,907	Block, Inc.*	10,901,032
		48,890,931
Ground Transportation 1.3%
140,052	XPO, Inc.*	27,168,687
Health Care Equipment & Supplies 3.4%
403,750	Dexcom, Inc.*	36,765,475
64,068	IDEXX Laboratories, Inc.*	35,666,015
		72,431,490
Health Care Providers & Services 0.6%
171,684	RadNet, Inc.*	13,017,081
Hotels, Restaurants & Leisure 9.1%
291,184	Cava Group, Inc.*	19,145,348
162,253	Darden Restaurants, Inc.	34,764,328
112,067	Expedia Group, Inc.	35,538,687
94,805	Hilton Worldwide Holdings, Inc.	29,984,925
448,800	Life Time Group Holdings, Inc.*	18,858,576
127,573	Royal Caribbean Cruises Ltd.	34,283,968
262,500	Viking Holdings Ltd.*	22,611,750
		195,187,582
IT Services 9.8%
229,244	Cloudflare, Inc. Class A*	69,944,637
196,330	DigitalOcean Holdings, Inc.*	21,731,768
63,367	MongoDB, Inc.*	28,728,697
239,826	Snowflake, Inc.*	79,485,531
See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^  (cont’d)
Number of Shares		Value
IT Services – cont'd
48,237	Twilio, Inc. Class A*	$11,366,084
		211,256,717
Life Sciences Tools & Services 1.1%
55,253	Waters Corp.*	22,909,551
Metals & Mining 1.5%
285,500	Anglogold Ashanti PLC	32,067,360
Oil, Gas & Consumable Fuels 4.4%
93,100	Marathon Petroleum Corp.	34,756,092
203,181	Targa Resources Corp.	59,664,101
		94,420,193
Pharmaceuticals 0.8%
92,350	Axsome Therapeutics, Inc.*	18,333,322
Semiconductors & Semiconductor Equipment 10.7%
127,386	Credo Technology Group Holding Ltd.*	28,813,439
201,226	FormFactor, Inc.*	20,245,348
135,920	Lattice Semiconductor Corp.*	15,677,013
102,419	MACOM Technology Solutions Holdings, Inc.*	27,021,205
436,027	Microchip Technology, Inc.	32,026,183
8,589	Monolithic Power Systems, Inc.	10,888,877
81,414	Silicon Motion Technology Corp. ADR	20,096,232
52,094	SiTime Corp.*	29,454,989
127,823	Teradyne, Inc.	44,716,320
		228,939,606
Software 3.7%
104,195	Atlassian Corp. Class A*	20,231,543
248,268	Datadog, Inc. Class A*	58,849,447
		79,080,990
Specialty Retail 1.5%
57,924	Burlington Stores, Inc.*	15,046,338
Number of Shares		Value
Specialty Retail – cont'd
71,647	Ross Stores, Inc.	$16,374,206
		31,420,544
Textiles, Apparel & Luxury Goods 0.7%
125,536	Tapestry, Inc.	15,489,887
Trading Companies & Distributors 5.4%
951,110	Fastenal Co.	46,899,234
25,406	United Rentals, Inc.	26,371,428
32,000	W.W. Grainger, Inc.	41,903,680
		115,174,342
Total Common Stocks (Cost $2,090,993,590)		2,060,321,658
Exchange-Traded Funds 3.3%
511,949	iShares Russell Mid-Cap Growth ETF(a) (Cost $72,616,740)	71,908,357

Short-Term Investments 1.1%
Investment Companies 1.1%
18,523,465	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(b)	18,523,465
4,929,633	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(b)(c)	4,929,633
Total Short-Term Investments (Cost $23,453,098)		23,453,098
Total Investments 100.3% (Cost $2,187,063,428)		2,155,683,113
Liabilities Less Other Assets (0.3)%		(7,122,040)
Net Assets 100.0%		$2,148,561,073

*	Non-income producing security.
(a)
All or a portion of this security is on loan at August 31, 2026. Total value of all such securities at
August 31, 2026 amounted to $14,288,095, collateralized by cash collateral of $4,929,633 and non-cash (U.S. Treasury Securities) collateral of $9,693,686 for the Fund (see Note A of the Notes to
Financial Statements).

(b)	Represents 7-day effective yield as of August 31, 2026.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$2,060,321,658	$—	$—	$2,060,321,658
Exchange-Traded Funds	71,908,357	—	—	71,908,357
Short-Term Investments	—	23,453,098	—	23,453,098
Total Investments	$2,132,230,015	$23,453,098	$—	$2,155,683,113

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 99.1%
Aerospace & Defense 3.1%
5,169	Honeywell Aerospace, Inc.*	$817,271
3,224	L3Harris Technologies, Inc.	858,390
		1,675,661
Automobile Components 1.1%
14,061	Aptiv PLC*	629,370
Automobiles 1.5%
9,531	General Motors Co.	822,716
Banks 3.4%
63,001	Huntington Bancshares, Inc.	1,051,172
15,927	Truist Financial Corp.	789,660
		1,840,832
Building Products 4.0%
10,717	Fortune Brands Innovations, Inc.	475,084
30,694	Resideo Technologies, Inc.*	594,236
24,074	Trex Co., Inc.*	1,097,293
		2,166,613
Communications Equipment 2.9%
1,818	Ciena Corp.*	695,931
12,945	Viasat, Inc.*	870,810
		1,566,741
Construction & Engineering 0.9%
25,302	Centuri Holdings, Inc.*	516,414
Consumer Finance 0.9%
4,522	Bread Financial Holdings, Inc.	472,413
Consumer Staples Distribution & Retail 1.1%
4,644	Dollar Tree, Inc.*	587,884
Containers & Packaging 1.1%
3,521	Avery Dennison Corp.	613,041
Electric Utilities 3.1%
6,421	American Electric Power Co., Inc.	786,123
19,743	FirstEnergy Corp.	905,414
		1,691,537
Electronic Equipment, Instruments & Components 7.6%
15,347	ADI Global Distribution, Inc.*	335,639
3,364	Coherent Corp.*	934,620
11,360	IPG Photonics Corp.*	864,269
8,290	Itron, Inc.*	804,213
1,963	Teledyne Technologies, Inc.*	1,203,221
		4,141,962
Energy Equipment & Services 1.7%
14,727	Baker Hughes Co.	935,901
Entertainment 1.8%
84,723	Lionsgate Studios Corp.*	959,912
Number of Shares		Value
Financial Services 0.6%
21,186	Klarna Group PLC*	$311,222
Food Products 2.3%
62,540	Magnum Ice Cream Co. NV*	1,277,067
Health Care Equipment & Supplies 2.5%
9,840	Haemonetics Corp.*	1,014,209
3,299	Zimmer Biomet Holdings, Inc.	330,032
		1,344,241
Health Care Providers & Services 1.3%
794	McKesson Corp.	702,944
Hotels, Restaurants & Leisure 2.3%
67,867	Brightstar Lottery PLC	764,861
12,680	United Parks & Resorts, Inc.*	507,327
		1,272,188
Household Durables 1.0%
8,042	Somnigroup International, Inc.	520,719
Independent Power and Renewable Electricity Producers 2.6%
6,462	Ormat Technologies, Inc.	659,124
5,543	Vistra Corp.	761,442
		1,420,566
Insurance 4.6%
5,302	Globe Life, Inc.	915,497
37,801	Ryan Specialty Holdings, Inc.	1,594,446
		2,509,943
IT Services 2.3%
14,140	Wix.com Ltd.*	1,247,855
Life Sciences Tools & Services 6.9%
3,036	Bio-Rad Laboratories, Inc. Class A*	1,172,260
14,994	Bruker Corp.	869,802
6,478	IQVIA Holdings, Inc.*	1,691,989
		3,734,051
Machinery 2.8%
44,393	Gates Industrial Corp. Ltd.*	1,135,573
3,682	Middleby Corp.*	408,113
		1,543,686
Media 0.9%
34,931	Trade Desk, Inc. Class A*	479,253
Multi-Utilities 1.8%
24,159	CenterPoint Energy, Inc.	956,696
Oil, Gas & Consumable Fuels 3.6%
12,847	Devon Energy Corp.	623,208
17,618	Williams Cos., Inc.	1,322,231
		1,945,439
See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^  (cont’d)
Number of Shares		Value
Professional Services 4.5%
24,115	Alight, Inc. Class A	$345,086
14,937	Concentrix Corp.	449,604
307,259	Conduent, Inc.*	528,485
29,769	KBR, Inc.	1,116,337
		2,439,512
Real Estate Management & Development 2.2%
39,809	Compass, Inc. Class A*	420,383
2,118	Jones Lang LaSalle, Inc.*	774,913
		1,195,296
Retail REITs 1.5%
11,244	Regency Centers Corp.	840,714
Semiconductors & Semiconductor Equipment 6.4%
12,517	Enphase Energy, Inc.*	455,869
15,202	Intel Corp.*	1,360,731
2,627	MACOM Technology Solutions Holdings, Inc.*	693,081
6,207	Rambus, Inc.*	538,085
9,562	Veeco Instruments, Inc.*	423,597
		3,471,363
Software 11.3%
3,140	Adobe, Inc.*	919,361
26,184	Gitlab, Inc. Class A*	1,218,603
8,139	Monday.com Ltd.*	823,178
58,404	UiPath, Inc. Class A*	1,090,403
26,854	Varonis Systems, Inc.*	1,175,399
Number of Shares		Value
Software – cont'd
9,801	Zoom Communications, Inc.*	$947,561
		6,174,505
Specialty Retail 0.8%
5,514	Best Buy Co., Inc.	441,947
Textiles, Apparel & Luxury Goods 0.7%
74,367	Under Armour, Inc. Class C*	366,629
Trading Companies & Distributors 2.0%
7,457	AerCap Holdings NV	1,088,275

Total Common Stocks (Cost $43,074,797)		53,905,108

Short-Term Investments 0.4%
Investment Companies 0.4%
230,109	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(a) (Cost $230,109)	230,109
Total Investments 99.5% (Cost $43,304,906)		54,135,217
Other Assets Less Liabilities 0.5%		293,389
Net Assets 100.0%		$54,428,606

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2026.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$53,905,108	$—	$—	$53,905,108
Short-Term Investments	—	230,109	—	230,109
Total Investments	$53,905,108	$230,109	$—	$54,135,217

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 98.4%
Aerospace & Defense 1.5%
18,000	RTX Corp.	$3,739,140
Automobiles 3.3%
97,000	General Motors Co.	8,373,040
Banks 2.7%
19,000	JPMorgan Chase & Co.	6,764,380
Broadline Retail 2.6%
25,000	Amazon.com, Inc.*	6,494,250
Building Products 1.1%
6,500	Trane Technologies PLC	2,888,600
Capital Markets 9.4%
197,000	Brookfield Corp.	8,120,340
31,000	Intercontinental Exchange, Inc.	4,981,700
28,000	Morgan Stanley	5,972,960
47,000	Nasdaq, Inc.	4,634,670
		23,709,670
Chemicals 1.8%
9,000	Linde PLC	4,406,220
Communications Equipment 2.2%
11,300	Motorola Solutions, Inc.	5,483,890
Construction Materials 1.4%
18,000	Eagle Materials, Inc.	3,496,680
Consumer Staples Distribution & Retail 3.5%
27,000	BJ's Wholesale Club Holdings, Inc.*	2,447,550
59,700	U.S. Foods Holding Corp.*	6,258,948
		8,706,498
Electric Utilities 4.1%
62,000	Alliant Energy Corp.	4,214,760
55,000	FirstEnergy Corp.	2,522,300
44,000	NextEra Energy, Inc.	3,622,960
		10,360,020
Electrical Equipment 2.9%
28,000	nVent Electric PLC	4,221,000
7,500	Rockwell Automation, Inc.	3,183,225
		7,404,225
Financial Services 7.8%
31,000	Apollo Global Management, Inc.	4,233,980
22,000	Berkshire Hathaway, Inc. Class B*	11,088,660
11,500	Visa, Inc. Class A	4,362,755
		19,685,395
Number of Shares		Value
Food Products 0.8%
37,000	Lamb Weston Holdings, Inc.	$2,017,610
Ground Transportation 2.3%
19,500	Union Pacific Corp.	5,863,065
Health Care Providers & Services 1.7%
10,000	HCA Healthcare, Inc.	4,144,500
Hotels, Restaurants & Leisure 3.9%
107,000	Aramark	6,025,170
14,000	McDonald's Corp.	3,689,560
		9,714,730
Insurance 2.2%
16,000	Chubb Ltd.	5,417,600
Interactive Media & Services 5.1%
38,000	Alphabet, Inc. Class C	12,745,580
Life Sciences Tools & Services 0.4%
4,500	Danaher Corp.	961,020
Machinery 6.2%
36,000	Allison Transmission Holdings, Inc.	4,525,560
4,600	Caterpillar, Inc.	3,668,362
7,000	Nordson Corp.	2,252,040
18,000	Westinghouse Air Brake Technologies Corp.	5,146,740
		15,592,702
Oil, Gas & Consumable Fuels 2.5%
34,000	DT Midstream, Inc.	4,454,680
34,000	EQT Corp.	1,842,120
		6,296,800
Pharmaceuticals 2.1%
4,500	Eli Lilly & Co.	5,205,285
Semiconductors & Semiconductor Equipment 12.2%
1,876	ASML Holding NV	3,181,715
19,500	Broadcom, Inc.	7,221,630
75,000	NVIDIA Corp.	16,558,500
9,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,737,880
		30,699,725
Software 6.6%
28,500	Microsoft Corp.	14,457,765
14,500	Oracle Corp.	2,162,240
		16,620,005
Specialty Retail 2.9%
19,500	Lowe's Cos., Inc.	3,991,650
25,000	TJX Cos., Inc.	3,347,750
		7,339,400
See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 5.2%
41,000	Apple, Inc.	$12,990,850

Total Common Stocks (Cost $168,050,759)		247,120,880

Short-Term Investments 1.7%
Investment Companies 1.7%
4,225,906	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(a) (Cost $4,225,906)	4,225,906
Total Investments 100.1% (Cost $172,276,665)		251,346,786
Liabilities Less Other Assets (0.1)%		(308,286)
Net Assets 100.0%		$251,038,500

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2026.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$247,120,880	$—	$—	$247,120,880
Short-Term Investments	—	4,225,906	—	4,225,906
Total Investments	$247,120,880	$4,225,906	$—	$251,346,786

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Quality Equity Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 97.3%
Aerospace & Defense 7.9%
871,031	Space Exploration Technologies Corp. Class A*	$125,158,444
1,739,379	Space Exploration Technologies Corp.*#(a)	249,931,369
		375,089,813
Banks 1.6%
517,585	Bank of America Corp.	32,059,215
119,972	JPMorgan Chase & Co.	42,712,431
		74,771,646
Broadline Retail 9.0%
1,644,098	Amazon.com, Inc.*	427,087,337
Building Products 0.9%
101,170	Trane Technologies PLC	44,959,948
Capital Markets 4.6%
2,258,620	Interactive Brokers Group, Inc. Class A	219,741,140
Communications Equipment 2.5%
603,249	Arista Networks, Inc.*	118,049,797
Consumer Finance 1.4%
301,238	Capital One Financial Corp.	64,618,563
Financial Services 7.0%
147	Berkshire Hathaway, Inc. Class A*	111,227,551
402,617	Berkshire Hathaway, Inc. Class B*	202,931,047
34,416	MasterCard, Inc. Class A	20,281,693
		334,440,291
Ground Transportation 0.8%
782,517	CSX Corp.	39,524,934
Health Care Equipment & Supplies 0.4%
112,062	Becton Dickinson & Co.	21,079,983
Health Care Providers & Services 8.5%
579,386	Cencora, Inc.	187,489,309
309,938	Cigna Group	85,567,683
738,864	DaVita, Inc.*	130,047,453
		403,104,445
Hotels, Restaurants & Leisure 0.9%
1,343,194	Compass Group PLC	40,875,979
Household Products 0.7%
345,636	Colgate-Palmolive Co.	31,045,026
Number of Shares		Value
Insurance 2.2%
126,521	Chubb Ltd.	$42,840,011
28,460	Markel Group, Inc.*	51,310,819
49,744	Progressive Corp.	10,848,171
		104,999,001
Interactive Media & Services 9.8%
187,500	Alphabet, Inc. Class C	62,889,375
1,196,692	Alphabet, Inc. Class A	406,097,430
		468,986,805
IT Services 1.8%
436,624	GoDaddy, Inc. Class A*	42,736,757
3,211,950	Kyndryl Holdings, Inc.*	43,200,728
		85,937,485
Life Sciences Tools & Services 2.6%
297,010	Waters Corp.*	123,149,256
Machinery 0.4%
277,124	Otis Worldwide Corp.	19,711,830
Materials 0.2%
29,261	Sherwin-Williams Co.	9,913,919
Oil, Gas & Consumable Fuels 0.8%
785,292	Devon Energy Corp.	38,094,515
Pharmaceuticals 0.6%
65,955	Roche Holding AG	28,785,704
Semiconductors & Semiconductor Equipment 19.8%
516,449	Applied Materials, Inc.	236,735,057
2,131,675	NVIDIA Corp.	470,631,207
2,940,000	Taiwan Semiconductor Manufacturing Co. Ltd.	222,895,782
49,433	Texas Instruments, Inc.	12,897,564
		943,159,610
Software 4.4%
15,592	Intuit, Inc.	5,602,206
397,510	Microsoft Corp.	201,652,848
		207,255,054
Specialty Retail 1.2%
96,129	Home Depot, Inc.	31,513,970
184,696	TJX Cos., Inc.	24,732,641
		56,246,611
Technology Hardware, Storage & Peripherals 4.9%
743,739	Apple, Inc.	235,653,702
Trading Companies & Distributors 2.4%
88,097	United Rentals, Inc.	91,444,686
17,787	W.W. Grainger, Inc.	23,291,899
		114,736,585
Total Common Stocks (Cost $3,150,843,994)		4,631,018,979
See Notes to Financial Statements

Schedule of Investments Quality Equity Fund^  (cont’d)
Number of Shares		Value
Exchange-Traded Funds 2.4%
81,199	Vanguard Morningstar Growth ETF	$7,165,000
287,996	Vanguard Morningstar Total Stock Market ETF	108,905,687

Total Exchange-Traded Funds (Cost $112,029,945)		116,070,687
Principal Amount
Short-Term Investments 0.3%
Certificates of Deposit 0.0%‡
$100,000	Carver Federal Savings Bank, 3.92%, due 9/23/2026	100,000
250,000	Self Help Credit Union, 0.10%, due 11/16/2026	250,000
250,000	Self Help Federal Credit Union, 0.10%, due 9/1/2026	250,000
		600,000
Number of Shares		Value
Investment Companies 0.3%
11,885,627	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(b)	$11,885,627
Total Short-Term Investments (Cost $12,485,627)		12,485,627
Total Investments 100.0% (Cost $3,275,359,566)		4,759,575,293
Other Assets Less Liabilities 0.0%‡		813,186
Net Assets 100.0%		$4,760,388,479

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
The shares are subject to a lock-up agreement that permits partial releases prior to the final expiration date of December 9, 2026. Fair value as of August 31, 2026, is based on the unadjusted market price of the issuer's publicly traded common stock. As of August 31, 2026, the total fair value of unadjusted securities subject to contractual sale restrictions is $249,931,369, which represents 5.3% of net assets of the Fund. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse. The restriction is set to expire on the date shown in the table.

Security	Shares	Lock-up period	Expiration of Restriction
Space Exploration Technologies Corp.	1,739,379	100 days	12/9/2026

(b)	Represents 7-day effective yield as of August 31, 2026.
See Notes to Financial Statements

Schedule of Investments Quality Equity Fund^  (cont’d)
#
This security is subject to restrictions on resale. Total value of all such securities at August 31, 2026 amounted to $249,931,369, which represents 5.3% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2026	Fair Value Percentage of Net Assets as of 8/31/2026
Space Exploration Technologies Corp.	8/18/2023-11/7/2023	$28,177,940	$249,931,369	5.3%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Hotels, Restaurants & Leisure	$—	$40,875,979	$—	$40,875,979
Other Common Stocks#	4,590,143,000	—	—	4,590,143,000
Total Common Stocks	4,590,143,000	40,875,979	—	4,631,018,979
Exchange-Traded Funds	116,070,687	—	—	116,070,687
Short-Term Investments	—	12,485,627	—	12,485,627
Total Investments	$4,706,213,687	$53,361,606	$—	$4,759,575,293

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2026
Investments in Securities:
Common Stocks(1)	$56,272	$—	$—	$(34,772)	$—	$—	$—	$(21,500)	$—	$—
Preferred Stocks(1)	44,755	—	—	(27,655)	—	—	—	(17,100)	—	—
Total	$101,027	$—	$—	$(62,427)	$—	$—	$—	$(38,600)	$—	$—
(1) Transfers out of Level 3 were attributable to the availability of unadjusted quoted market prices in active markets following the issuer's IPO.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Real Estate Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 98.5%
Apartments 8.5%
43,689	Essex Property Trust, Inc.	$12,362,239
342,920	GO Residential Real Estate Investment Trust(a)	2,770,794
262,528	UDR, Inc.	9,700,410
343,764	Vivmark Residential	22,392,787
		47,226,230
Capital Markets 1.7%
224,702	Brookfield Corp.	9,262,216
Data Centers 14.9%
137,454	Digital Realty Trust, Inc.	25,510,088
41,818	Equinix, Inc.	43,771,737
119,637	Iron Mountain, Inc.	13,800,128
		83,081,953
Free Standing 5.9%
128,628	Agree Realty Corp.	9,293,373
264,143	Essential Properties Realty Trust, Inc.	7,924,290
255,337	Realty Income Corp.	15,647,051
		32,864,714
Gaming 1.2%
154,861	Gaming & Leisure Properties, Inc.	6,515,002
Health Care 17.7%
208,588	American Healthcare REIT, Inc.	11,516,143
433,867	Healthcare Realty Trust, Inc.	8,260,828
116,440	Ventas, Inc.	10,615,835
288,302	Welltower, Inc.	68,108,464
		98,501,270
Industrial 12.2%
78,993	EastGroup Properties, Inc.	15,759,103
370,064	Prologis, Inc.	51,779,355
		67,538,458
Manufactured Homes 1.8%
157,721	Equity LifeStyle Properties, Inc.	10,007,398
Office 1.9%
409,860	Hudson Pacific Properties, Inc.*	5,151,940
100,373	SL Green Realty Corp.	5,618,881
		10,770,821
Number of Shares		Value
Regional Malls 6.5%
315,410	Macerich Co.	$7,449,984
135,696	Simon Property Group, Inc.	28,810,975
		36,260,959
Self Storage 4.9%
111,226	Extra Space Storage, Inc.	15,693,989
36,857	Public Storage	11,314,730
		27,008,719
Shopping Centers 3.9%
288,761	Acadia Realty Trust	5,910,938
207,813	InvenTrust Properties Corp.	6,714,438
122,586	Regency Centers Corp.	9,165,755
		21,791,131
Single Family Homes 4.3%
269,947	American Homes 4 Rent Class A	8,989,235
512,221	Invitation Homes, Inc.	14,926,120
		23,915,355
Software & Services 1.0%
273,930	Csquare, Inc.*	5,316,981
Telecommunications 12.1%
205,014	American Tower Corp.	36,020,960
192,495	Crown Castle, Inc.	14,656,569
86,890	SBA Communications Corp.	16,479,558
		67,157,087
Total Common Stocks (Cost $526,705,400)		547,218,294

Short-Term Investments 1.6%
Investment Companies 1.6%
8,966,494	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(b) (Cost $8,966,494)	8,966,494
Total Investments 100.1% (Cost $535,671,894)		556,184,788
Liabilities Less Other Assets (0.1)%		(658,158)
Net Assets 100.0%		$555,526,630

*	Non-income producing security.
See Notes to Financial Statements

Schedule of Investments Real Estate Fund^  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at August 31, 2026 amounted to $2,770,794, which represents 0.5% of net assets of the Fund.

(b)	Represents 7-day effective yield as of August 31, 2026.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$547,218,294	$—	$—	$547,218,294
Short-Term Investments	—	8,966,494	—	8,966,494
Total Investments	$547,218,294	$8,966,494	$—	$556,184,788

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 94.6%
Aerospace & Defense 2.9%
68,941	AAR Corp.*	$8,913,382
26,669	Moog, Inc. Class A	9,907,534
		18,820,916
Banks 3.3%
119,223	Glacier Bancorp, Inc.	5,521,217
431,582	Valley National Bancorp	5,886,778
66,993	Wintrust Financial Corp.	10,073,068
		21,481,063
Biotechnology 17.6%
127,171	ACADIA Pharmaceuticals, Inc.*	3,676,514
101,693	Alkermes PLC*	4,778,554
24,978	Ascendis Pharma AS*	6,570,213
108,487	Bridgebio Pharma, Inc.*	8,309,019
222,829	Cogent Biosciences, Inc.*	7,799,015
61,428	Dianthus Therapeutics, Inc.*	6,487,411
158,271	Dyne Therapeutics, Inc.*	4,024,832
21,397	Krystal Biotech, Inc.*	7,689,226
75,882	Mirum Pharmaceuticals, Inc.*	7,440,230
39,602	Oruka Therapeutics, Inc.*	3,667,937
32,946	Palvella Therapeutics, Inc.*	5,027,230
23,469	Praxis Precision Medicines, Inc.*	8,221,191
50,670	Protagonist Therapeutics, Inc.*	7,486,493
42,197	Rhythm Pharmaceuticals, Inc.*	4,478,368
64,994	Spyre Therapeutics, Inc.*	5,805,914
87,966	Travere Therapeutics, Inc.*	5,830,386
56,484	Twist Bioscience Corp.*	7,851,276
131,623	Xenon Pharmaceuticals, Inc.*	7,926,337
		113,070,146
Building Products 1.0%
135,631	Zurn Elkay Water Solutions Corp. Class C	6,483,162
Capital Markets 2.0%
67,977	StepStone Group, Inc. Class A	3,552,478
133,711	StoneX Group, Inc.*	9,156,529
		12,709,007
Chemicals 1.1%
14,018	Hawkins, Inc.	1,685,945
41,260	Sensient Technologies Corp.	5,567,624
		7,253,569
Commercial Services & Supplies 1.1%
22,089	Clean Harbors, Inc.*	6,963,557
Number of Shares		Value
Communications Equipment 1.2%
220,411	Viavi Solutions, Inc.*	$7,998,715
Construction & Engineering 1.5%
111,665	API Group Corp.*	4,382,851
17,909	MYR Group, Inc.*	5,219,041
		9,601,892
Consumer Finance 3.7%
21,188	Dave, Inc.*	7,617,510
73,998	FirstCash Holdings, Inc.	15,870,351
		23,487,861
Consumer Staples Distribution & Retail 2.2%
71,088	Chefs' Warehouse, Inc.*	7,995,267
37,800	PriceSmart, Inc.	6,426,378
		14,421,645
Diversified Consumer Services 1.2%
305,144	OneSpaWorld Holdings Ltd.	7,576,726
Diversified Telecommunication Services 1.3%
173,776	Bandwidth, Inc. Class A*	8,415,972
Electrical Equipment 1.9%
49,546	EnerSys	9,109,528
16,792	Generac Holdings, Inc.*	3,112,901
		12,222,429
Electronic Equipment, Instruments & Components 0.7%
111,149	nLight, Inc.*	4,698,268
Energy Equipment & Services 2.7%
52,842	Cactus, Inc. Class A	3,715,850
119,000	Kodiak Gas Services, Inc.	6,993,630
70,037	Oceaneering International, Inc.*	3,625,115
55,813	Solaris Energy Infrastructure, Inc.	2,833,626
		17,168,221
Financial Services 2.5%
56,808	Jackson Financial, Inc. Class A	7,579,892
306,487	Remitly Global, Inc.*	8,195,462
		15,775,354
Health Care Equipment & Supplies 1.9%
38,369	Glaukos Corp.*	6,889,537
43,922	IRhythm Holdings, Inc.*	5,224,083
		12,113,620
Health Care Providers & Services 5.1%
586,951	AdaptHealth Corp.*	3,281,056
206,429	BrightSpring Health Services, Inc.*	12,055,453
192,309	Brookdale Senior Living, Inc.*	2,267,323
See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^  (cont’d)
Number of Shares		Value
Health Care Providers & Services – cont'd
90,865	Hims & Hers Health, Inc.*(a)	$2,687,787
101,755	PACS Group, Inc.*	4,305,254
105,457	RadNet, Inc.*	7,995,750
		32,592,623
Hotels, Restaurants & Leisure 6.0%
61,746	Cheesecake Factory, Inc.	6,760,570
46,500	Hyatt Hotels Corp. Class A	7,764,105
261,669	Life Time Group Holdings, Inc.*	10,995,331
49,700	Marriott Vacations Worldwide Corp.	5,181,722
99,725	Red Rock Resorts, Inc. Class A	5,600,556
99,000	Rush Street Interactive, Inc.*	2,550,240
		38,852,524
Household Durables 1.0%
11,000	Cavco Industries, Inc.*	6,150,430
Insurance 0.7%
124,807	Ethos Technologies, Inc. Class A*(a)	4,534,238
IT Services 1.0%
58,323	DigitalOcean Holdings, Inc.*	6,455,773
Life Sciences Tools & Services 0.8%
77,313	10X Genomics, Inc. Class A*	4,828,197
Machinery 4.3%
27,976	Enpro, Inc.	8,287,051
22,971	ESCO Technologies, Inc.	6,271,772
77,762	Mueller Industries, Inc.	4,853,126
23,100	Watts Water Technologies, Inc. Class A	8,448,825
		27,860,774
Metals & Mining 1.7%
30,603	Century Aluminum Co.*	1,400,699
93,600	Coeur Mining, Inc.	1,945,008
124,031	Constellium SE*	3,278,139
59,581	ERO Copper Corp.*	2,212,243
9,800	Materion Corp.	2,313,584
		11,149,673
Oil, Gas & Consumable Fuels 2.2%
75,498	DT Midstream, Inc.	9,891,748
161,600	Magnolia Oil & Gas Corp. Class A	4,338,960
		14,230,708
Pharmaceuticals 4.1%
30,213	Axsome Therapeutics, Inc.*	5,997,885
89,906	Definium Therapeutics, Inc.*	3,571,066
100,314	Edgewise Therapeutics, Inc.*	4,190,116
91,473	Enliven Therapeutics, Inc.*	5,295,372
Number of Shares		Value
Pharmaceuticals – cont'd
84,999	Rapport Therapeutics, Inc.*	$4,136,901
76,979	Septerna, Inc.*	2,936,749
		26,128,089
Semiconductors & Semiconductor Equipment 7.3%
32,096	Aehr Test Systems*	2,544,250
52,439	AXT, Inc.*	3,178,328
47,312	FormFactor, Inc.*	4,760,060
12,890	Lattice Semiconductor Corp.*	1,486,733
18,276	MACOM Technology Solutions Holdings, Inc.*	4,821,757
159,792	MaxLinear, Inc.*	9,573,139
118,307	Penguin Solutions, Inc.*	5,806,508
32,347	Silicon Motion Technology Corp. ADR	7,984,533
11,475	SiTime Corp.*	6,488,194
		46,643,502
Software 7.9%
51,454	Agilysys, Inc.*	5,989,760
154,974	JFrog Ltd.*	15,508,248
25,057	Qualys, Inc.*	4,664,110
79,399	ServiceTitan, Inc. Class A*	7,784,278
131,660	Tenable Holdings, Inc.*	5,022,829
118,654	Varonis Systems, Inc.*	5,193,486
209,351	Zeta Global Holdings Corp. Class A*	6,483,600
		50,646,311
Specialty Retail 0.2%
5,711	Burlington Stores, Inc.*	1,483,489
Trading Companies & Distributors 2.5%
21,471	Applied Industrial Technologies, Inc.	6,956,174
117,519	Rush Enterprises, Inc. Class A	9,028,985
		15,985,159
Total Common Stocks (Cost $601,799,251)		607,803,613
Exchange-Traded Funds 2.0%
34,258	iShares Russell 2000 Growth ETF(a) (Cost $13,137,508)	12,914,924

Short-Term Investments 3.5%
Investment Companies 3.5%
20,920,630	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(b)	20,920,630
See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^  (cont’d)
Number of Shares		Value
Investment Companies – cont'd
1,905,360	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(b)(c)	$1,905,360
Total Short-Term Investments (Cost $22,825,990)		22,825,990
Total Investments 100.1% (Cost $637,762,749)		643,544,527
Liabilities Less Other Assets (0.1)%		(875,508)
Net Assets 100.0%		$642,669,019

*	Non-income producing security.
(a)
All or a portion of this security is on loan at August 31, 2026. Total value of all such securities at
August 31, 2026 amounted to $14,872,623, collateralized by cash collateral of $1,905,360 and non-cash (U.S. Treasury Securities) collateral of $13,372,785 for the Fund (see Note A of the Notes to
Financial Statements).

(b)	Represents 7-day effective yield as of August 31, 2026.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$607,803,613	$—	$—	$607,803,613
Exchange-Traded Funds	12,914,924	—	—	12,914,924
Short-Term Investments	—	22,825,990	—	22,825,990
Total Investments	$620,718,537	$22,825,990	$—	$643,544,527

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statements of Assets and Liabilities
Neuberger Berman Equity Funds

	Emerging Markets Equity Fund	Equity Income Fund	Focus Fund
	August 31, 2026	August 31, 2026	August 31, 2026
Assets
Investments in securities, at value*† (Notes A & F)— see Schedule of Investments:
Unaffiliated issuers(a)	$226,449,561	$1,030,646,474	$815,696,545
Affiliated issuers(b)	—	—	—
	226,449,561	1,030,646,474	815,696,545
Cash	—	—	—
Foreign currency(c)	366,001	186,396	1,778,035
Dividends and interest receivable	578,064	2,142,688	1,670,938
Receivable for securities sold	—	9,418,512	—
Receivable from Management—net (Note B)	39,005	—	—
Receivable for Fund shares sold	31,659	112,214	52,536
Receivable for securities lending income (Note A)	27,763	—	3,136
Prepaid expenses and other assets	30,551	61,105	62,778
Total Assets	227,522,604	1,042,567,389	819,263,968
Liabilities
Deferred tax liability—net (Note A)	—	—	—
Payable to investment manager—net (Note B)	143,171	437,476	366,992
Option contracts written, at value(d) (Note A)	—	350,405	—
Payable for securities purchased	—	—	—
Payable for Fund shares redeemed	182,014	395,317	331,395
Payable to administrator—net (Note B)	—	213,790	187,947
Payable to trustees	10,221	10,221	10,221
Payable for audit fees	59,591	61,871	59,350
Payable for custodian and accounting fees	31,892	20,342	24,186
Payable for shareholder reports	9,075	14,775	17,675
Payable for shareholder servicing fees	22,502	4,846	75,091
Payable for cash collateral on loaned securities (Note A)	8,430,015	—	—
Other accrued expenses and payables	22,612	27,395	29,933
Total Liabilities	8,911,093	1,536,438	1,102,790
Net Assets	$218,611,511	$1,041,030,951	$818,161,178

Net Assets consist of:
Paid-in capital	$209,043,098	$722,886,688	$585,510,244
Total distributable earnings/(losses)	9,568,413	318,144,263	232,650,934
Net Assets	$218,611,511	$1,041,030,951	$818,161,178
Net Assets
Investor Class	$—	$—	$749,278,093
Trust Class	—	—	31,526,769
Advisor Class	—	—	1,381,673
Institutional Class	191,024,161	800,450,179	31,939,051
Class A	15,755,770	162,067,962	3,871,437
Class C	1,650,492	35,779,101	164,155
Class R3	998,886	1,043,118	—
Class R6	9,182,202	—	—
Class E	—	41,690,591	—

See Notes to Financial Statements

Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund	Large Cap Growth Fund**
August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026

$7,038,388,844	$1,013,099,701	$256,768,400	$1,435,184,640	$2,619,300,154
220,873,505	—	—	—	—
7,259,262,349	1,013,099,701	256,768,400	1,435,184,640	2,619,300,154
—	5,864	1,461	—	—
—	2,189,556	854,225	—	321,197
2,927,286	6,641,111	1,350,088	1,173,949	1,564,002
1,504,028	—	—	—	4,673,346
—	—	—	—	—
1,361,942	28,307	45,002	1,524,097	746,260
—	10,298	1,525	—	—
226,811	65,859	59,515	72,755	117,135
7,265,282,416	1,022,040,696	259,080,216	1,437,955,441	2,626,722,094

—	—	—	—	66,170
4,144,644	551,898	119,697	917,887	1,030,623
—	—	—	—	—
8,021,204	—	—	—	2,266,381
24,136,317	606,017	82,031	477,853	1,311,638
963,722	117,099	1,429	215,657	559,642
10,221	10,221	10,221	10,221	10,221
64,060	61,869	59,670	54,460	76,410
97,754	35,606	15,736	21,514	36,876
110,283	22,175	13,475	25,805	28,675
211,869	12,278	2,099	6,821	210,250
—	14,879,514	4,561,122	—	—
76,282	30,513	24,605	25,285	40,837
37,836,356	16,327,190	4,890,085	1,755,503	5,637,723
$7,227,446,060	$1,005,713,506	$254,190,131	$1,436,199,938	$2,621,084,371

$4,330,292,895	$755,911,527	$199,795,335	$794,671,920	$1,226,113,696
2,897,153,165	249,801,979	54,394,796	641,528,018	1,394,970,675
$7,227,446,060	$1,005,713,506	$254,190,131	$1,436,199,938	$2,621,084,371

$1,356,327,199	$75,764,314	$—	$—	$2,046,565,648
742,878,811	19,119,027	5,870,989	—	45,416,139
66,435,842	—	—	—	286,162
1,689,125,418	833,670,955	212,466,717	1,290,755,407	464,024,333
—	10,522,624	4,035,429	48,330,370	30,291,174
—	1,749,167	510,007	20,694,106	12,850,791
—	—	1,324,847	—	1,393,840
3,245,636,016	25,535,483	29,982,142	76,420,055	20,256,284
127,042,774	39,351,936	—	—	—

Statements of Assets and Liabilities  (cont’d)
Neuberger Berman Equity Funds

	Emerging Markets Equity Fund	Equity Income Fund	Focus Fund
	August 31, 2026	August 31, 2026	August 31, 2026
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	—	—	20,844,886
Trust Class	—	—	877,619
Advisor Class	—	—	38,535
Institutional Class	6,585,227	47,439,967	887,748
Class A	544,671	9,659,222	107,883
Class C	58,991	2,146,504	4,604
Class R3	35,044	62,226	—
Class R6	316,535	—	—
Class E	—	2,469,349	—
Net Asset Value, offering and redemption price per share
Investor Class	$—	$—	$35.95
Trust Class	—	—	35.92
Advisor Class	—	—	35.86
Institutional Class	29.01	16.87	35.98
Class R3	28.50	16.76	—
Class R6	29.01	—	—
Class E	—	16.88	—
Net Asset Value and redemption price per share
Class A	$28.93	$16.78	$35.89
Offering Price per share
Class A‡	$30.69	$17.80	$38.08
Net Asset Value and offering price per share
Class C^	$27.98	$16.67	$35.66
†Securities on loan, at value:
Unaffiliated issuers	$11,037,956	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$223,217,964	$717,388,414	$654,347,762
(b) Affiliated issuers	$—	$—	$—
Total cost of investments	$223,217,964	$717,388,414	$654,347,762
(c) Total cost of foreign currency	$592,241	$185,843	$1,790,727
(d) Premium received from option contracts written	$—	$646,878	$—

(e)	Updated to reflect the effect of a reverse stock split that occurred after the close of business on September 11, 2026. See Note I of the Notes to Financial Statements.
**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See Notes to Financial Statements

Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund	Large Cap Growth Fund**
August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026

22,015,851 (e)	5,024,701	—	—	64,166,394
12,059,929 (e)	1,265,439	360,185	—	1,427,332
1,078,965 (e)	—	—	—	9,031
27,389,820	55,193,038	13,066,032	44,271,804	14,524,460
—	694,066	250,017	1,658,747 (e)	952,153
—	117,018	32,689	710,926 (e)	407,332
—	—	83,210	—	43,948
52,667,760	1,691,442	1,842,944	2,621,166 (e)	633,347
2,059,537 (e)	2,599,889	—	—	—

$61.61 (e)	$15.08	$—	$—	$31.89
61.60 (e)	15.11	16.30	—	31.82
61.57 (e)	—	—	—	31.69
61.67	15.10	16.26	29.16	31.95
—	—	15.92	—	31.72
61.62	15.10	16.27	29.16 (e)	31.98
61.69 (e)	15.14	—	—	—

$—	$15.16	$16.14	$29.14 (e)	$31.81

$—	$16.08	$17.12	$30.92 (e)	$33.75

$—	$14.95	$15.60	$29.11 (e)	$31.55

$—	$15,356,079	$5,822,315	$—	$—

$5,435,964,718	$874,290,335	$224,134,367	$973,899,378	$1,440,592,998
$210,345,591	$—	$—	$—	$—
$5,646,310,309	$874,290,335	$224,134,367	$973,899,378	$1,440,592,998
$—	$2,199,634	$857,836	$—	$324,484
$—	$—	$—	$—	$—

Statements of Assets and Liabilities  (cont’d)
Neuberger Berman Equity Funds

	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Intrinsic Value Fund
	August 31, 2026	August 31, 2026	August 31, 2026
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$10,387,199,413	$2,155,683,113	$54,135,217
Foreign currency(b)	—	—	—
Dividends and interest receivable	22,085,695	622,133	55,839
Receivable for securities sold	63,003,654	—	316,234
Receivable from Management—net (Note B)	—	—	17,788
Receivable for Fund shares sold	3,416,251	1,003,592	668
Receivable for securities lending income (Note A)	9,726	10,817	—
Prepaid expenses and other assets	368,553	127,388	56,578
Total Assets	10,476,083,292	2,157,447,043	54,582,324
Liabilities
Payable to investment manager—net (Note B)	3,610,445	900,456	25,887
Payable for securities purchased	35,241,640	—	—
Payable for Fund shares redeemed	6,002,023	2,507,508	27,042
Payable to administrator—net (Note B)	1,785,255	293,176	—
Payable to trustees	10,221	10,221	10,221
Payable for audit fees	59,770	56,460	48,260
Payable for custodian and accounting fees	120,560	31,880	8,107
Payable for shareholder reports	131,175	40,169	12,257
Payable for shareholder servicing fees	192,147	79,852	5,982
Payable for cash collateral on loaned securities (Note A)	9,224,779	4,929,633	—
Other accrued expenses and payables	97,222	36,615	15,962
Total Liabilities	56,475,237	8,885,970	153,718
Net Assets	$10,419,608,055	$2,148,561,073	$54,428,606

Net Assets consist of:
Paid-in capital	$6,529,992,480	$2,004,691,887	$34,597,390
Total distributable earnings/(losses)	3,889,615,575	143,869,186	19,831,216
Net Assets	$10,419,608,055	$2,148,561,073	$54,428,606
Net Assets
Investor Class	$1,880,368,527	$505,490,531	$29,456,557
Trust Class	93,520,769	22,848,334	6,542,216
Advisor Class	136,375,743	3,663,518	—
Institutional Class	6,882,002,597	754,303,212	15,731,987
Class A	227,857,570	30,439,330	1,613,219
Class C	227,474,612	4,357,243	702,792
Class R3	9,750,465	14,151,652	370,674
Class R6	692,702,933	813,307,253	11,161
Class E	269,554,839	—	—

See Notes to Financial Statements

Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund
August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026

$251,346,786	$4,759,575,293	$556,184,788	$643,544,527
—	371	—	—
196,728	3,383,923	465,826	130,476
—	—	—	—
—	—	—	—
25,043	2,645,099	318,418	2,021,519
—	—	—	5,066
20,343	924,919	63,428	91,559
251,588,900	4,766,529,605	557,032,460	645,793,147

69,447	1,765,190	380,760	459,803
—	—	555,692	219,771
352,787	3,100,418	422,655	382,413
32,972	941,919	6,180	14,180
10,221	10,221	10,221	10,221
49,880	60,060	57,910	52,360
8,132	83,350	16,018	14,597
6,351	22,027	24,069	19,240
1,801	102,189	10,616	25,005
—	—	—	1,905,360
18,809	55,752	21,709	21,178
550,400	6,141,126	1,505,830	3,124,128
$251,038,500	$4,760,388,479	$555,526,630	$642,669,019

$171,206,947	$3,274,316,610	$547,319,496	$543,911,022
79,831,553	1,486,071,869	8,207,134	98,757,997
$251,038,500	$4,760,388,479	$555,526,630	$642,669,019

$—	$500,103,898	$—	$72,464,541
—	134,873,751	60,405,153	3,778,863
—	—	—	1,486,155
96,547,958	3,154,636,485	319,954,020	382,356,468
28,677,063	542,003,884	44,501,184	21,350,294
6,915,507	103,743,770	4,526,597	5,893,956
—	20,617,228	11,059,668	16,330,061
—	224,423,618	97,027,517	139,008,681
118,897,972	79,985,845	18,052,491	—

Statements of Assets and Liabilities  (cont’d)
Neuberger Berman Equity Funds

	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Intrinsic Value Fund
	August 31, 2026	August 31, 2026	August 31, 2026
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	29,835,576	34,201,067	973,236
Trust Class	1,480,829	1,548,016	216,609
Advisor Class	2,160,606	248,970	—
Institutional Class	109,130,537	50,947,965	520,521
Class A	3,610,350	2,065,242	53,376
Class C	3,615,562	298,233	23,964
Class R3	155,640	962,994	12,317
Class R6	10,987,112	54,875,595	369
Class E	4,260,217	—	—
Net Asset Value, offering and redemption price per share
Investor Class	$63.02	$14.78	$30.27
Trust Class	63.15	14.76	30.20
Advisor Class	63.12	14.71	—
Institutional Class	63.06	14.81	30.22
Class R3	62.65	14.70	30.09
Class R6	63.05	14.82	30.22
Class E	63.27	—	—
Net Asset Value and redemption price per share
Class A	$63.11	$14.74	$30.22
Offering Price per share
Class A‡	$66.96	$15.64	$32.06
Net Asset Value and offering price per share
Class C^	$62.92	$14.61	$29.33
†Securities on loan, at value:
Unaffiliated issuers	$8,942,919	$14,288,095	$—
*Cost of Investments:
(a) Unaffiliated issuers	$7,866,155,880	$2,187,063,428	$43,304,906
(b) Total cost of foreign currency	$—	$—	$—

(c)	Updated to reflect the effect of a reverse stock split that occurred after the close of business on September 11, 2026. See Note I of the Notes to Financial Statements.
‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See Notes to Financial Statements

Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund
August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026

—	7,714,837	—	1,311,194 (c)
—	2,081,335 (c)	4,026,708	68,396 (c)
—	—	—	26,905 (c)
7,654,858	48,657,285	21,239,971	6,917,309
2,278,946 (c)	8,364,159 (c)	2,966,179	386,441 (c)
550,114 (c)	1,602,525 (c)	300,154	106,785 (c)
—	318,282 (c)	738,969	295,664 (c)
—	3,460,018	6,445,450	2,514,541 (c)
9,433,448	1,232,778 (c)	1,199,001	—

$—	$64.82	$—	$55.26 (c)
—	64.81 (c)	15.00	55.25 (c)
—	—	—	55.23 (c)
12.61	64.83	15.06	55.28
—	64.78 (c)	14.97	55.23 (c)
—	64.86	15.05	55.28 (c)
12.60	64.88 (c)	15.06	—

$12.58 (c)	$64.80 (c)	$15.00	$55.25 (c)

$13.35 (c)	$68.76 (c)	$15.92	$58.62 (c)

$12.57 (c)	$64.73 (c)	$15.08	$55.20 (c)

$—	$—	$—	$14,872,623

$172,276,665	$3,275,359,566	$535,671,894	$637,762,749
$—	$373	$—	$—

Statements of Operations
Neuberger Berman Equity Funds

	Emerging Markets Equity Fund	Equity Income Fund	Focus Fund
	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026
Investment Income :
Income (Note A):
Dividend income—unaffiliated issuers	$8,877,219	$27,828,405	$11,362,733
Dividend income—affiliated issuers (Note F)	—	—	—
Interest income—unaffiliated issuers	250,763	576,903	1,397,033
Other income (Note A)	86	271,989	93,833
Income from securities loaned—net	81,191	—	20,995
Foreign taxes withheld	(1,145,321)	(876,631)	(693,812)
Total income	$8,063,938	$27,800,666	$12,180,782
Expenses:
Investment management fees (Note B)	1,932,017	5,188,953	4,202,685
Administration fees (Note B):
Investor Class	—	—	1,915,852
Trust Class	—	—	130,675
Advisor Class	—	—	5,202
Institutional Class	292,312	1,157,991	46,834
Class A	35,210	414,718	9,443
Class C	5,013	97,141	560
Class R3	2,427	2,523	—
Class R6	9,257	—	—
Distribution fees (Note B):
Trust Class	—	—	32,669
Advisor Class	—	—	3,251
Class A	33,855	398,767	9,080
Class C	19,284	373,619	2,156
Class R3	4,668	4,852	—
Shareholder servicing agent fees:
Investor Class	—	—	271,894
Trust Class	—	—	1,071
Advisor Class	—	—	886
Institutional Class	—	4,917	466
Class A	3,643	8,361	633
Class C	494	1,887	333
Class R3	586	274	—
Class R6	1,079	—	—
Class E	—	120	—
Audit fees	59,590	61,870	61,193
Custodian and accounting fees	203,347	142,616	120,369
Insurance	5,792	27,508	20,843
Legal fees	132,025	71,892	80,043
Registration and filing fees	85,393	82,267	105,691
Repayment to Management of expenses previously assumed by Management (Note B)	—	—	127
Shareholder reports	9,584	39,186	29,484
Trustees' fees and expenses	60,286	61,943	61,512
Interest	1,684	1,324	977
Miscellaneous and other fees (Note A)	132,093	146,252	59,082
Total expenses	3,029,639	8,288,981	7,173,011

See Notes to Financial Statements

Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund
For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026

$84,928,258	$19,583,263	$4,956,554	$10,454,514
2,633,710	—	—	—
4,150,219	370,774	138,055	315,926
5	36	12,555	5
—	165,225	28,982	—
(208,664)	(1,619,628)	(423,337)	—
$91,503,528	$18,499,670	$4,712,809	$10,770,445

53,898,128	8,636,425	1,392,492	9,927,360

3,631,807	196,847	—	—
3,115,451	77,650	23,065	—
269,211	—	—	—
2,839,065	1,318,918	315,917	1,769,646
—	27,512	12,072	116,216
—	5,534	1,284	48,494
—	—	3,333	—
1,914,036	19,556	15,327	45,932

—	—	5,766	—
168,257	—	—	—
—	26,454	11,607	111,746
—	21,283	4,939	186,514
—	—	6,410	—

616,701	53,113	—	—
4,679	1,207	5,339	—
3,751	—	—	—
11,706	4,470	1,553	9,872
—	1,304	716	5,456
—	645	375	994
—	—	449	—
14,865	1,058	258	3,288
120	121	—	—
64,060	61,870	59,670	55,513
609,427	233,964	94,141	167,144
249,358	30,931	6,396	30,632
72,184	72,126	71,892	71,892
166,534	105,924	205,343	79,081
—	—	—	—
344,251	40,435	22,361	46,342
74,305	62,187	60,320	62,517
202	14,265	6,549	8,602
304,418	63,486	28,258	61,694
68,372,516	11,077,285	2,355,832	12,808,935

Statements of Operations  (cont’d)
Neuberger Berman Equity Funds

	Emerging Markets Equity Fund	Equity Income Fund	Focus Fund
	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026
Expenses reimbursed by Management (Note B)	(493,169)	—	(446)
Fees waived (Note B)	(83,430)	(229,148)	—
Total net expenses	2,453,040	8,059,833	7,172,565
Net investment income/(loss)	$5,610,898	$19,740,833	$5,008,217

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	81,799,822 *	19,422,154	86,668,969
Transactions in investment securities of affiliated issuers	—	—	—
Redemption in-kind	—	100,043,629	67,101,520
Settlement of foreign currency transactions	(127,403)	42,453	83,328
Expiration or closing of option contracts written	—	1,101,706	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(44,294,210)**	7,895,440	(66,597,965)
Investment securities of affiliated issuers	—	—	—
Foreign currency translations	(8,314)	(2,360)	(36,490)
Option contracts written	—	263,943	—
Net gain/(loss) on investments	37,369,895	128,766,965	87,219,362
Net increase/(decrease) in net assets resulting from operations	$42,980,793	$148,507,798	$92,227,579

*	Net of foreign capital gains tax of $18,881 for Emerging Markets Equity.
**	Change in accrued foreign capital gains tax amounted to $1,172,264 for Emerging Markets Equity.
See Notes to Financial Statements

Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund
For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026
—	(183,012)	(291,716)	—
(905,248)	(1,878,993)	—	—
67,467,268	9,015,280	2,064,116	12,808,935
$24,036,260	$9,484,390	$2,648,693	$(2,038,490)

1,961,681,619	149,227,007	26,567,026	224,550,539
(3,367,003)	—	—	—
367,210,155	—	—	—
(7,004)	(333,996)	(47,070)	—
—	—	—	—

(1,610,101,391)	(47,077,807)	272,269	122,942,689
(40,927,857)	—	—	—
—	(66,819)	(15,905)	—
—	—	—	—
674,488,519	101,748,385	26,776,320	347,493,228
$698,524,779	$111,232,775	$29,425,013	$345,454,738

Statements of Operations  (cont’d)
Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026
Investment Income :
Income (Note A):
Dividend income—unaffiliated issuers	$16,122,713	$187,658,180	$8,065,080
Interest income—unaffiliated issuers	243,257	11,444,811	1,509,570
Other income (Note A)	324,570	—	—
Income from securities loaned—net	15,533	420,688	79,674
Foreign taxes withheld	(253,455)	(209,386)	(6,475)
Total income	$16,452,618	$199,314,293	$9,647,849
Expenses:
Investment management fees (Note B)	11,951,168	38,873,239	9,914,295
Administration fees (Note B):
Investor Class	5,212,300	4,380,190	1,434,142
Trust Class	191,066	357,497	96,854
Advisor Class	1,024	501,029	18,405
Institutional Class	685,179	9,032,999	908,648
Class A	78,717	520,271	87,686
Class C	41,296	550,831	13,142
Class R3	3,767	31,970	26,948
Class R6	9,799	321,943	431,082
Distribution fees (Note B):
Trust Class	47,767	89,374	—
Advisor Class	640	313,143	11,503
Class A	75,689	500,260	84,314
Class C	158,831	2,118,582	50,546
Class R3	7,244	61,482	51,824
Shareholder servicing agent fees:
Investor Class	709,759	607,132	270,567
Trust Class	1,324	1,988	1,000
Advisor Class	688	2,051	501
Institutional Class	2,629	16,734	6,463
Class A	3,236	11,031	4,445
Class C	591	10,100	552
Class R3	402	2,926	1,457
Class R6	1,107	9,238	12,706
Class E	—	120	—
Audit fees	71,263	60,823	57,250
Subsidiary Administration Fees	2,480	—	—
Custodian and accounting fees	219,249	664,102	185,418
Insurance	68,334	241,918	54,006
Legal fees	83,420	72,126	79,826
Registration and filing fees	160,629	241,320	161,849
Shareholder reports	66,320	258,836	130,035
Trustees' fees and expenses	65,340	73,872	64,149
Interest	8,377	—	2,143
Miscellaneous and other fees (Note A)	131,608	331,950	104,145
Total expenses	20,061,243	60,259,077	14,265,901

See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund
For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026

$671,130	$2,403,443	$19,117,477	$18,034,185	$2,032,335
9,786	88,465	2,910,093	352,103	656,591
1	—	536,949	26,390	—
—	—	—	—	203,039
392	(10,972)	(324,076)	(41,259)	—
$681,309	$2,480,936	$22,240,443	$18,371,419	$2,891,965

286,025	1,503,370	13,701,321	5,064,071	4,696,969

73,401	—	1,221,676	—	192,819
25,632	—	497,235	251,191	16,009
—	—	—	—	6,316
22,088	149,605	2,738,885	548,133	467,134
3,662	73,477	756,551	125,686	57,769
1,965	19,169	152,537	12,608	16,489
1,209	—	44,848	29,068	45,440
5	—	76,323	61,400	69,748

6,408	—	124,309	62,798	4,002
—	—	—	—	3,947
3,521	70,651	727,453	120,852	55,547
7,559	73,728	586,681	48,492	63,422
2,324	—	86,246	55,900	87,386

19,298	—	284,563	—	58,662
859	—	2,971	15,586	989
—	—	—	—	780
569	838	9,671	6,014	3,837
764	4,251	11,522	5,310	6,859
267	863	3,043	1,172	383
254	—	1,100	1,724	9,413
153	—	7,795	7,308	9,265
—	120	121	121	—
48,260	49,880	60,060	57,910	52,360
—	—	—	—	—
51,895	50,524	355,126	97,665	78,670
1,419	6,899	59,639	19,760	13,702
72,262	71,892	108,318	72,666	72,126
118,901	55,461	330,216	116,711	157,270
18,841	9,829	142,775	61,371	44,625
59,930	60,353	64,582	61,286	60,911
760	765	979	8,441	13,309
19,542	28,996	142,518	45,937	42,381
847,773	2,230,671	22,299,064	6,959,181	6,408,539

Statements of Operations  (cont’d)
Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026
Expenses reimbursed by Management (Note B)	(364)	—	—
Fees waived (Note B)	—	(965,364)	—
Total net expenses	20,060,879	59,293,713	14,265,901
Net investment income/(loss)	$(3,608,261)	$140,020,580	$(4,618,052)

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	319,487,676	1,524,061,955	272,453,927
Redemption in-kind	—	—	—
Settlement of foreign currency transactions	(4)	—	574
Expiration or closing of option contracts written	86,136	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(55,819,266)(a)	1,018,874,434	(386,737,638)
Foreign currency translations	(3,287)	—	—
Net gain/(loss) on investments	263,751,255	2,542,936,389	(114,283,137)
Net increase/(decrease) in net assets resulting from operations	$260,142,994	$2,682,956,969	$(118,901,189)

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
(a)	Net of $13,235 increase in Blocker deferred taxes (see Note A).
See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund
For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026
(334,134)	—	—	(1,256,711)	(970,292)
—	(692,234)	(272,525)	(141,139)	—
513,639	1,538,437	22,026,539	5,561,331	5,438,247
$167,670	$942,499	$213,904	$12,810,088	$(2,546,282)

10,873,627	6,030,966	4,511,827	24,340,915	115,865,986
—	39,297,048	190,710,324	—	—
—	—	33,128	—	—
—	—	—	—	—

(607,070)	(16,555,618)	505,661,943	24,215,755	(42,957,534)
—	—	(24,371)	—	—
10,266,557	28,772,396	700,892,851	48,556,670	72,908,452
$10,434,227	$29,714,895	$701,106,755	$61,366,758	$70,362,170

Statements of Changes in Net Assets
Neuberger Berman Equity Funds
	Emerging Markets Equity Fund		Equity Income Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$5,610,898	$1,294,750	$19,740,833	$19,388,731
Net realized gain/(loss) on investments	81,672,419	19,199,238	120,609,942	107,543,775
Change in net unrealized appreciation/(depreciation) of investments	(44,302,524)	17,436,681	8,157,023	(18,626,717)
Net increase/(decrease) in net assets resulting from operations	42,980,793	37,930,669	148,507,798	108,305,789
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	(44,960)	(227,378)	(24,575,880)	(47,824,823)
Class A	—	—	(4,559,272)	(9,993,077)
Class C	—	—	(799,451)	(2,410,781)
Class R3	—	—	(24,640)	(52,003)
Class R6	(11,275)	(39,667)	—	—
Class E	—	—	(1,781,795)	(2,949,046)
Total distributions to shareholders	(56,235)	(267,045)	(31,741,038)	(63,229,730)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	25,736,208	16,118,410	254,100,333	202,995,254
Class A	7,705,254	2,872,304	9,026,808	13,311,802
Class C	199,148	648,806	663,814	780,561
Class R3	447,501	71,481	334,096	262,193
Class R6	1,469,446	1,149,484	—	—
Class E	—	—	6,324,466	2,677,038
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	28,518	141,451	22,769,162	44,434,397
Class A	—	—	3,356,559	7,407,310
Class C	—	—	763,235	2,292,481
Class R3	—	—	24,640	52,004
Class R6	11,174	39,492	—	—
Class E	—	—	1,781,795	2,949,046

See Notes to Financial Statements

Focus Fund		Genesis Fund		International Equity Fund		International Select Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

$5,008,217	$2,028,381	$24,036,260	$20,670,773	$9,484,390	$13,582,206	$2,648,693	$2,658,960
153,853,817	99,080,225	2,325,517,767	1,564,584,967	148,893,011	73,452,363	26,519,956	9,212,465
(66,634,455)	30,329,974	(1,651,029,248)	(1,873,843,347)	(47,144,626)	(4,342,237)	256,364	3,850,285
92,227,579	131,438,580	698,524,779	(288,587,607)	111,232,775	82,692,332	29,425,013	15,721,710

(66,892,223)	(1,277,959)	(197,509,582)	(36,138,911)	(5,984,130)	(2,799,006)	—	—
(2,961,174)	(26,363)	(108,196,883)	(20,741,001)	(1,500,795)	(873,581)	(303,274)	(141,441)
(114,326)	(733)	(9,501,224)	(2,008,035)	—	—	—	—
(2,754,749)	(73,407)	(279,709,780)	(55,317,782)	(73,614,986)	(35,886,819)	(11,571,608)	(5,346,423)
(343,757)	(2,192)	—	—	(826,910)	(380,272)	(218,822)	(110,746)
(15,936)	(210)	—	—	(173,557)	(80,002)	(22,806)	(12,683)
—	—	—	—	—	—	(63,045)	(44,518)
—	—	(548,658,545)	(101,762,962)	(3,597,314)	(2,076,997)	(1,048,883)	(378,012)
—	—	(20,328,319)	(4,319,474)	(3,818,923)	(1,808,653)	—	—
(73,082,165)	(1,380,864)	(1,163,904,333)	(220,288,165)	(89,516,615)	(43,905,330)	(13,228,438)	(6,033,823)

3,041,529	2,146,341	45,817,478	81,868,849	1,238,569	2,002,282	—	—
186,864	303,310	34,661,678	58,590,008	295,803	1,663,405	145,294	354,096
218,974	179,825	4,194,329	10,141,534	—	—	—	—
134,698,655	42,663,253	891,648,282	1,208,438,416	59,325,125	128,879,002	26,403,945	71,689,538
788,678	529,386	—	—	1,795,413	2,287,074	1,305,556	3,579,525
91,842	11,358	—	—	136,184	421,845	38,982	38,708
—	—	—	—	—	—	141,331	485,429
—	—	601,689,409	407,937,575	6,469,186	10,606,634	25,344,590	20,142,979
—	—	7,382,350	11,052,689	3,573,949	5,057,989	—	—

61,086,807	1,162,907	190,673,942	34,925,102	5,741,097	2,618,201	—	—
2,947,486	26,255	106,909,489	20,511,834	1,468,782	742,523	289,152	134,086
113,845	733	9,343,440	1,972,572	—	—	—	—
2,711,392	72,209	253,566,722	49,955,352	57,338,684	28,449,873	11,246,687	5,248,075
335,949	2,085	—	—	654,859	289,139	114,828	57,919
13,822	192	—	—	140,813	65,362	19,481	11,414
—	—	—	—	—	—	63,045	44,518
—	—	540,299,542	100,282,675	3,597,314	2,076,996	1,046,850	373,646
—	—	20,328,319	4,319,475	3,818,923	1,808,654	—	—

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Emerging Markets Equity Fund		Equity Income Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Payments for shares redeemed:
Investor Class	$—	$—	$—	$—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	(47,556,026)	(46,775,146)	(295,904,006)	(258,402,465)
Class A	(5,082,600)	(12,765,145)	(22,439,089)	(32,920,670)
Class C	(908,243)	(421,920)	(8,116,664)	(11,196,280)
Class R3	(327,040)	(48,296)	(332,607)	(198,085)
Class R6	(13,441,532)	(1,514,319)	—	—
Class E	—	—	(16,494,828)	(2,464,051)
Net increase/(decrease) from Fund share transactions	(31,718,192)	(40,483,398)	(44,142,286)	(28,019,465)
Net Increase/(Decrease) in Net Assets	11,206,366	(2,819,774)	72,624,474	17,056,594
Net Assets:
Beginning of year	207,405,145	210,224,919	968,406,477	951,349,883
End of year	$218,611,511	$207,405,145	$1,041,030,951	$968,406,477
See Notes to Financial Statements

Focus Fund		Genesis Fund		International Equity Fund		International Select Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

$(61,691,060)	$(52,920,747)	$(358,511,959)	$(273,772,031)	$(8,588,987)	$(7,499,332)	$—	$—
(6,268,287)	(5,783,686)	(245,148,163)	(176,300,371)	(6,550,824)	(3,635,243)	(642,336)	(434,215)
(126,607)	(152,100)	(18,782,955)	(33,533,369)	—	—	—	—
(134,717,641)	(40,712,559)	(1,635,144,142)	(1,496,467,138)	(219,897,957)	(190,338,427)	(50,282,410)	(34,438,685)
(483,064)	(481,810)	—	—	(2,786,850)	(4,598,913)	(3,773,793)	(1,987,569)
(211,721)	(52,224)	—	—	(1,013,853)	(1,499,307)	(62,306)	(278,322)
—	—	—	—	—	—	(235,897)	(948,506)
—	—	(1,934,249,912)	(809,497,487)	(29,640,878)	(18,929,028)	(19,412,743)	(121,044)
—	—	(48,803,047)	(20,728,487)	(11,711,341)	(4,666,715)	—	—
2,737,463	(53,005,272)	(1,534,125,198)	(820,302,802)	(134,595,989)	(44,197,986)	(8,249,744)	63,951,592
21,882,877	77,052,444	(1,999,504,752)	(1,329,178,574)	(112,879,829)	(5,410,984)	7,946,831	73,639,479

796,278,301	719,225,857	9,226,950,812	10,556,129,386	1,118,593,335	1,124,004,319	246,243,300	172,603,821
$818,161,178	$796,278,301	$7,227,446,060	$9,226,950,812	$1,005,713,506	$1,118,593,335	$254,190,131	$246,243,300

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Intrinsic Value Fund		Large Cap Growth Fund**
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(2,038,490)	$3,321,826	$(3,608,261)	$(2,980,750)
Net realized gain/(loss) on investments	224,550,539	65,711,769	319,573,808	282,621,624
Change in net unrealized appreciation/(depreciation) of investments	122,942,689	39,278,554	(55,822,553)	141,303,079
Net increase/(decrease) in net assets resulting from operations	345,454,738	108,312,149	260,142,994	420,943,953
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	(226,884,029)	(109,141,216)
Trust Class	—	—	(5,460,433)	(2,744,727)
Advisor Class	—	—	(24,976)	(14,693)
Institutional Class	(44,996,625)	(9,891,389)	(51,924,807)	(30,462,550)
Class A	(1,759,090)	(390,104)	(3,572,352)	(1,632,872)
Class C	(743,571)	(164,757)	(1,967,948)	(1,428,671)
Class R3	—	—	(157,917)	(89,451)
Class R6	(3,473,425)	(989,636)	(2,295,678)	(5,041,160)
Class E	—	—	—	—
Total distributions to shareholders	(50,972,711)	(11,435,886)	(292,288,140)	(150,555,340)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	10,528,475	11,850,212
Trust Class	—	—	959,830	1,688,834
Advisor Class	—	—	80,105	15,121
Institutional Class	255,587,159	244,819,042	69,689,416	105,167,731
Class A	13,017,718	6,292,713	5,217,873	6,238,453
Class C	3,912,129	1,791,835	529,265	2,792,055
Class R3	—	—	147,811	197,310
Class R6	3,410,061	4,604,283	7,573,515	98,968,641
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	212,631,888	102,421,830
Trust Class	—	—	5,415,710	2,724,100
Advisor Class	—	—	24,975	14,693
Institutional Class	35,125,962	8,498,828	51,704,094	30,352,322
Class A	1,421,177	317,084	2,890,091	1,303,652
Class C	634,085	137,881	1,967,948	1,428,671
Class R3	—	—	156,358	88,694
Class R6	3,399,470	970,088	2,295,678	5,040,486
Class E	—	—	—	—

See Notes to Financial Statements

Large Cap Value Fund		Mid Cap Growth Fund		Mid Cap Intrinsic Value Fund		Multi-Cap Opportunities Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

$140,020,580	$145,903,979	$(4,618,052)	$(2,825,442)	$167,670	$458,141	$942,499	$1,083,759
1,524,061,955	646,005,056	272,454,501	371,051,039	10,873,627	4,550,636	45,328,014	55,518,742
1,018,874,434	(141,211,654)	(386,737,638)	25,561,890	(607,070)	(1,929,747)	(16,555,618)	(27,363,548)
2,682,956,969	650,697,381	(118,901,189)	393,787,487	10,434,227	3,079,030	29,714,895	29,238,953

(96,427,963)	(31,339,603)	(103,002,284)	(50,387,776)	(2,802,348)	(1,938,298)	—	—
(5,029,996)	(1,560,160)	(4,317,248)	(2,245,367)	(623,541)	(341,406)	—	—
(6,753,530)	(2,032,699)	(927,948)	(491,295)	—	—	—	—
(348,998,761)	(128,790,398)	(100,429,715)	(45,480,355)	(1,469,536)	(867,681)	(681,366)	(3,107,546)
(10,890,835)	(2,908,213)	(6,308,285)	(3,300,640)	(117,909)	(87,158)	(189,442)	(841,962)
(10,344,597)	(2,203,766)	(995,511)	(566,910)	(87,284)	(46,488)	(55,613)	(276,065)
(742,955)	(150,556)	(1,788,142)	(810,215)	(50,020)	(28,919)	—	—
(38,567,341)	(14,478,826)	(151,648,768)	(62,158,268)	(1,171)	(652)	—	—
(13,921,288)	(5,002,818)	—	—	—	—	(1,384,713)	(3,635,967)
(531,677,266)	(188,467,039)	(369,417,901)	(165,440,826)	(5,151,809)	(3,310,602)	(2,311,134)	(7,861,540)

32,176,295	16,389,036	5,699,207	4,502,463	541,884	294,132	—	—
7,138,472	5,981,558	5,496,997	5,390,582	39,150	133,831	—	—
9,103,702	9,431,581	620,788	2,239,289	—	—	—	—
1,336,474,536	951,409,148	433,083,173	123,414,624	802,191	789,150	62,109,929	58,675,483
38,492,580	43,889,182	9,157,836	8,945,177	324,535	171,714	2,351,938	3,655,164
15,810,729	12,921,023	326,235	460,066	27,474	58,804	173,032	330,097
3,006,542	3,931,586	8,488,628	3,061,620	26,257	36,031	—	—
129,133,942	93,214,766	268,460,923	240,441,582	10,000	—	—	—
15,167,969	5,659,092	—	—	—	—	2,598,249	4,966,196

92,272,263	29,874,993	97,526,369	47,705,939	2,541,019	1,809,889	—	—
5,002,997	1,499,398	4,293,048	2,229,413	611,948	335,044	—	—
6,288,437	1,917,911	724,218	405,126	—	—	—	—
306,123,954	113,049,277	99,474,300	45,017,955	1,464,664	864,983	505,328	2,380,421
7,792,969	1,954,642	5,242,271	2,840,767	94,822	74,857	162,983	765,995
8,271,103	1,765,171	983,749	561,250	87,284	46,488	54,963	265,234
734,813	148,694	1,738,326	781,886	50,019	28,333	—	—
35,666,564	12,814,944	145,998,440	59,232,626	—	—	—	—
13,921,287	5,002,818	—	—	—	—	1,384,713	3,635,966

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Intrinsic Value Fund		Large Cap Growth Fund**
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Payments for shares redeemed:
Investor Class	$—	$—	$(175,057,332)	$(138,238,826)
Trust Class	—	—	(9,715,147)	(8,196,327)
Advisor Class	—	—	(29,424)	(92,189)
Institutional Class	(283,887,317)	(416,369,530)	(118,420,356)	(296,339,974)
Class A	(14,706,052)	(14,669,332)	(6,538,763)	(7,577,338)
Class C	(3,693,890)	(4,455,462)	(9,182,953)	(9,107,851)
Class R3	—	—	(266,650)	(568,593)
Class R6	(58,906,746)	(22,929,825)	(7,613,429)	(83,180,521)
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	(44,686,244)	(190,992,395)	44,988,978	(173,008,814)
Net Increase/(Decrease) in Net Assets	249,795,783	(94,116,132)	12,843,832	97,379,799
Net Assets:
Beginning of year	1,186,404,155	1,280,520,287	2,608,240,539	2,510,860,740
End of year	$1,436,199,938	$1,186,404,155	$2,621,084,371	$2,608,240,539

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Large Cap Value Fund		Mid Cap Growth Fund		Mid Cap Intrinsic Value Fund		Multi-Cap Opportunities Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

$(152,689,018)	$(162,471,703)	$(57,813,944)	$(44,135,486)	$(6,308,219)	$(5,478,915)	$—	$—
(24,843,157)	(18,187,329)	(7,261,348)	(8,273,503)	(771,408)	(621,796)	—	—
(24,504,668)	(31,730,518)	(2,189,087)	(3,233,848)	—	—	—	—
(1,638,133,368)	(2,168,544,878)	(171,753,652)	(155,348,720)	(1,962,435)	(2,210,190)	(78,980,629)	(81,343,853)
(43,904,047)	(43,656,967)	(13,450,635)	(9,717,282)	(124,482)	(597,729)	(5,500,172)	(9,087,606)
(46,174,189)	(50,228,175)	(1,469,765)	(1,580,312)	(358,667)	(75,591)	(1,915,642)	(3,646,637)
(8,002,489)	(2,834,238)	(3,993,032)	(2,477,909)	(270,277)	(95,552)	—	—
(207,613,234)	(224,976,631)	(261,563,023)	(177,343,624)	(10,510)	—	—	—
(7,486,685)	(8,092,212)	—	—	—	—	(9,286,950)	(4,048,426)
(90,771,701)	(1,399,867,831)	567,820,022	145,119,681	(3,184,751)	(4,436,517)	(26,342,258)	(23,451,966)
2,060,508,002	(937,637,489)	79,500,932	373,466,342	2,097,667	(4,668,089)	1,061,503	(2,074,553)

8,359,100,053	9,296,737,542	2,069,060,141	1,695,593,799	52,330,939	56,999,028	249,976,997	252,051,550
$10,419,608,055	$8,359,100,053	$2,148,561,073	$2,069,060,141	$54,428,606	$52,330,939	$251,038,500	$249,976,997

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Quality Equity Fund		Real Estate Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$213,904	$703,953	$12,810,088	$14,103,575
Net realized gain/(loss) on investments	195,255,279	86,844,315	24,340,915	9,659,740
Change in net unrealized appreciation/(depreciation) of investments	505,637,572	152,525,420	24,215,755	(51,715,966)
Net increase/(decrease) in net assets resulting from operations	701,106,755	240,073,688	61,366,758	(27,952,651)
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	(10,678,013)	(24,225,903)	—	—
Trust Class	(2,852,352)	(7,753,674)	(1,101,290)	(1,503,801)
Advisor Class	—	—	—	—
Institutional Class	(25,385,779)	(37,868,029)	(7,140,801)	(8,218,249)
Class A	(3,891,816)	(7,954,924)	(768,961)	(922,806)
Class C	(876,073)	(2,194,886)	(38,072)	(57,137)
Class R3	(377,791)	(921,653)	(150,130)	(195,333)
Class R6	(3,231,457)	(6,686,398)	(2,576,463)	(3,323,383)
Class E	(1,360,966)	(1,868,876)	(472,076)	(522,031)
Tax return of capital:
Trust Class	—	—	—	(93,004)
Institutional Class	—	—	—	(452,971)
Class A	—	—	—	(61,588)
Class C	—	—	—	(7,420)
Class R3	—	—	—	(15,386)
Class R6	—	—	—	(174,300)
Class E	—	—	—	(20,874)
Total distributions to shareholders	(48,654,247)	(89,474,343)	(12,247,793)	(15,568,283)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	38,399,393	14,536,112	—	—
Trust Class	11,394,669	8,771,290	1,388,820	2,010,041
Advisor Class	—	—	—	—
Institutional Class	2,483,385,783	418,257,390	63,908,779	95,411,274
Class A	378,082,876	21,535,280	8,523,179	11,261,411
Class C	67,182,336	4,225,011	195,106	400,360
Class R3	6,547,535	2,734,497	1,781,572	1,336,949
Class R6	114,127,518	52,646,199	23,266,276	32,459,139
Class E	37,495,019	11,869,268	1,970,553	1,618,868
Proceeds from reinvestment of dividends and distributions:
Investor Class	10,323,918	23,413,579	—	—
Trust Class	2,837,254	7,704,584	1,085,521	1,578,573
Advisor Class	—	—	—	—
Institutional Class	23,184,240	32,809,169	6,698,499	8,165,871
Class A	3,408,347	6,937,483	560,680	780,866
Class C	803,952	2,017,420	35,349	58,169
Class R3	376,345	915,559	150,064	210,647
Class R6	3,155,783	6,544,319	2,531,580	3,452,488
Class E	1,360,966	1,868,877	472,076	542,905

See Notes to Financial Statements

Small Cap Growth Fund
Fiscal Year Ended	Fiscal Year Ended
August 31, 2026	August 31, 2025

$(2,546,282)	$(1,706,860)
115,865,986	36,971,882
(42,957,534)	(30,541,629)
70,362,170	4,723,393

(4,482,157)	(329,506)
(243,277)	(20,679)
(96,927)	(9,045)
(16,599,275)	(982,573)
(1,355,588)	(92,932)
(425,594)	(29,772)
(1,155,260)	(47,702)
(8,880,592)	(570,241)
—	—

—	—
—	—
—	—
—	—
—	—
—	—
—	—
(33,238,670)	(2,082,450)

925,977	3,920,973
99,540	161,130
38,514	496,155
246,095,272	115,570,832
3,525,229	5,291,351
421,401	1,659,013
4,361,328	8,781,708
53,197,509	78,902,810
—	—

4,341,107	319,711
229,227	19,660
96,927	9,046
16,585,191	981,790
1,300,087	89,304
424,115	29,628
1,151,412	47,359
8,878,616	570,110
—	—

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Quality Equity Fund		Real Estate Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Payments for shares redeemed:
Investor Class	$(81,168,343)	$(59,357,430)	$—	$—
Trust Class	(25,306,201)	(42,798,037)	(15,506,643)	(21,914,828)
Advisor Class	—	—	—	—
Institutional Class	(728,516,067)	(205,116,376)	(159,740,572)	(122,495,421)
Class A	(54,789,009)	(24,879,384)	(19,310,460)	(16,123,917)
Class C	(10,804,439)	(11,588,771)	(1,536,093)	(2,228,781)
Class R3	(5,704,730)	(6,129,406)	(3,734,908)	(3,825,712)
Class R6	(51,924,504)	(54,106,312)	(84,128,805)	(41,722,375)
Class E	(12,285,294)	(2,958,229)	(2,968,486)	(3,227,608)
Net increase/(decrease) from Fund share transactions	2,211,567,347	209,852,092	(174,357,913)	(52,251,081)
Net Increase/(Decrease) in Net Assets	2,864,019,855	360,451,437	(125,238,948)	(95,772,015)
Net Assets:
Beginning of year	1,896,368,624	1,535,917,187	680,765,578	776,537,593
End of year	$4,760,388,479	$1,896,368,624	$555,526,630	$680,765,578
See Notes to Financial Statements

Small Cap Growth Fund
Fiscal Year Ended	Fiscal Year Ended
August 31, 2026	August 31, 2025

$(5,618,965)	$(9,048,832)
(842,050)	(609,607)
(165,950)	(890,045)
(119,251,885)	(90,618,158)
(5,318,601)	(6,509,509)
(1,626,911)	(1,626,564)
(7,021,161)	(4,171,454)
(58,988,783)	(56,497,320)
—	—
142,837,146	46,879,091
179,960,646	49,520,034

462,708,373	413,188,339
$642,669,019	$462,708,373

Notes to Financial Statements Neuberger Berman Equity Fundsß
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Equity Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Emerging Markets Equity Fund ("Emerging Markets Equity"), Neuberger Equity Income Fund ("Equity Income"), Neuberger Focus Fund ("Focus"), Neuberger Genesis Fund ("Genesis"), Neuberger International Equity Fund ("International Equity"), Neuberger International Select Fund ("International Select"), Neuberger Intrinsic Value Fund ("Intrinsic Value"), Neuberger Large Cap Growth Fund ("Large Cap Growth"), Neuberger Large Cap Value Fund ("Large Cap Value"), Neuberger Mid Cap Growth Fund ("Mid Cap Growth"), Neuberger Mid Cap Intrinsic Value Fund ("Mid Cap Intrinsic Value"), Neuberger Multi-Cap Opportunities Fund ("Multi-Cap Opportunities"), Neuberger Quality Equity Fund ("Quality Equity"), Neuberger Real Estate Fund ("Real Estate"), and Neuberger Small Cap Growth Fund ("Small Cap Growth") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which (except Real Estate and Quality Equity) is diversified. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund (Multi-Cap Opportunities became diversified in December 2012). Nine Funds offer Investor Class shares, eleven offer Trust Class shares, six offer Advisor Class shares, fifteen offer Institutional Class shares, fourteen offer Class A shares, fourteen offer Class C shares, ten offer Class R3 shares, twelve offer Class R6 shares and seven offer Class E shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders. Prior to December 18, 2025, each Fund included "Neuberger Berman" in place of "Neuberger" in its name.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company ("RIC"), Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth expects to remain its sole member.
As of August 31, 2026, the value of Large Cap Growth's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$1,183,715	0.0%
ß
Notes to Consolidated Financial Statements for Large Cap Growth

2
Consolidation: The accompanying financial statements of Large Cap Growth present the consolidated accounts of Large Cap Growth and the Blocker. All intercompany accounts and transactions have been eliminated in consolidation.
3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks, warrants, rights, exchange-traded funds ("ETFs") and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed and maintains procedures to periodically evaluate prices and other information provided by independent pricing services, including assessing the reasonableness of valuations and monitoring pricing service performance.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities, including securities acquired via a private investment in public equity (PIPE) transaction, are generally valued at the market price of the issuer's common stock. Consistent with FASB Accounting Standards Update No. 2022-03, Fair Value Measurement, discounts related to contractual sale restrictions specific to a reporting entity are not applied in determining fair value. Restrictions that are attributes of the security itself and would apply to market participants generally may be considered in the valuation.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when market events or movements in relevant indices occurring after the close of a foreign market suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Funds and the Blocker are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.
5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member.
The amounts of such proceeds for the year ended August 31, 2026, were as follows:

Focus	$890
Genesis	569,082
Intrinsic Value	124,212
Large Cap Growth	1,999
Large Cap Value	7,587
Mid Cap Growth	$19,294
Mid Cap Intrinsic Value	8,109
Multi-Cap Opportunities	74,466
Quality Equity	347,316
Small Cap Growth	39,676
6
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
The Funds adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09") for the year ended August 31, 2026. The adoption of this standard affected only the financial statement disclosures and had no impact on the Funds' financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid by a Fund. For the year ended August 31, 2026, Management determined that the income taxes paid by each Fund were not significant.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at August 31, 2026 were as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity	$225,829,496	$23,675,761	$23,280,343	$395,418
Equity Income	717,209,229	317,530,399	3,796,128	313,734,271
Focus	654,432,623	183,819,895	22,555,961	161,263,934
Genesis	5,655,382,868	1,805,101,309	201,221,828	1,603,879,481
International Equity	881,641,374	188,462,121	57,013,872	131,448,249
International Select	226,345,799	44,311,247	13,892,257	30,418,990
Intrinsic Value	993,344,771	578,982,439	137,142,570	441,839,869
Large Cap Growth	1,450,407,483	1,205,324,917	36,445,481	1,168,879,436
Large Cap Value	7,879,497,512	2,584,158,405	76,456,504	2,507,701,901
Mid Cap Growth	2,211,435,946	149,007,961	204,760,794	(55,752,833)
Mid Cap Intrinsic Value	43,338,317	15,546,976	4,750,076	10,796,900

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Multi-Cap Opportunities	$172,457,448	$79,448,029	$558,691	$78,889,338
Quality Equity	3,277,966,036	1,540,918,547	59,309,290	1,481,609,257
Real Estate	540,035,686	57,866,605	41,717,503	16,149,102
Small Cap Growth	647,105,988	58,226,405	61,787,866	(3,561,461)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended August 31, 2026 the Funds recorded permanent reclassifications primarily related to one or more of the following: deemed distributions on shareholder redemptions, prior year true up adjustments, net operating losses written off, and gains (losses) & tax adjustments on securities redeemed in kind. For the year ended August 31, 2026, the Funds recorded the following permanent reclassifications:
	Paid-in Capital	Total Distributable Earnings/(Losses)
Emerging Markets Equity	$970,336	$(970,336)
Equity Income	119,229,371	(119,229,371)
Focus	87,207,512	(87,207,512)
Genesis	793,953,743	(793,953,743)
International Equity	15,710,414	(15,710,414)
International Select	2,794,471	(2,794,471)
Intrinsic Value	20,233,660	(20,233,660)
Large Cap Growth	7,942,059	(7,942,059)
Large Cap Value	101,227,546	(101,227,546)
Mid Cap Growth	34,180,201	(34,180,201)
Mid Cap Intrinsic Value	569,527	(569,527)
Multi-Cap Opportunities	45,532,162	(45,532,162)
Quality Equity	191,454,071	(191,454,071)
Real Estate	(265,054)	265,054
Small Cap Growth	17,390,119	(17,390,119)

The tax character of distributions paid during the years ended August 31, 2026, and August 31, 2025, was as follows:
	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2026	2025	2026	2025	2026	2025	2026	2025
Emerging Markets Equity	$56,235	$267,045	$—	$—	$—	$—	$56,235	$267,045
Equity Income	19,084,711	19,923,203	12,656,327	43,306,527	—	—	31,741,038	63,229,730
Focus	17,781,833	816,503	55,300,332	564,361	—	—	73,082,165	1,380,864
Genesis	31,279,629	3,835,130	1,132,624,704	216,453,035	—	—	1,163,904,333	220,288,165
International Equity	23,977,514	31,761,965	65,539,101	12,143,365	—	—	89,516,615	43,905,330
International Select	3,543,717	4,755,483	9,684,721	1,278,340	—	—	13,228,438	6,033,823
Intrinsic Value	518,920	—	50,453,791	11,435,886	—	—	50,972,711	11,435,886
Large Cap Growth	—	1,577,626	292,288,140	148,977,714	—	—	292,288,140	150,555,340
Large Cap Value	157,085,010	188,467,039	374,592,256	—	—	—	531,677,266	188,467,039
Mid Cap Growth	189,499,426	100,047,521	179,918,475	65,393,305	—	—	369,417,901	165,440,826
Mid Cap Intrinsic Value	476,515	374,638	4,675,294	2,935,964	—	—	5,151,809	3,310,602
Multi-Cap Opportunities	648,730	1,050,146	1,662,404	6,811,394	—	—	2,311,134	7,861,540
Quality Equity	778,614	1,439,913	47,875,633	88,034,430	—	—	48,654,247	89,474,343
Real Estate	12,247,793	14,742,740	—	—	—	825,543	12,247,793	15,568,283
Small Cap Growth	—	—	33,238,670	2,082,450	—	—	33,238,670	2,082,450

As of August 31, 2026, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Emerging Markets Equity	$6,813,391	$2,366,023	$388,999	$—	$—	$9,568,413
Equity Income	2,813,248	1,570,230	313,760,785	—	—	318,144,263
Focus	23,426,048	47,955,290	161,269,596	—	—	232,650,934
Genesis	10,125,676	1,283,148,008	1,603,879,481	—	—	2,897,153,165
International Equity	40,418,510	77,436,346	131,947,123	—	—	249,801,979
International Select	7,529,857	16,349,382	30,515,557	—	—	54,394,796
Intrinsic Value	16,239,765	183,448,384	441,839,869	—	—	641,528,018
Large Cap Growth	—	228,579,106	1,168,876,149	(2,484,580)	—	1,394,970,675
Large Cap Value	418,409,626	963,504,048	2,507,701,901	—	—	3,889,615,575
Mid Cap Growth	51,000,004	148,622,015	(55,752,833)	—	—	143,869,186
Mid Cap Intrinsic Value	798,815	8,235,500	10,796,901	—	—	19,831,216
Multi-Cap Opportunities	942,215	—	78,889,338	—	—	79,831,553
Quality Equity	4,188,044	—	1,481,883,825	—	—	1,486,071,869
Real Estate	827,349	—	16,149,102	(8,769,317)	—	8,207,134
Small Cap Growth	74,127,352	28,192,106	(3,561,461)	—	—	98,757,997

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales, tax adjustments related to other investments, and mark-to-market adjustments on passive foreign investment companies ("PFICs").
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2026, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
	Capital Loss Carryforwards
	Long-Term	Short-Term
Real Estate	$2,362,733	$6,406,584
During the year ended August 31, 2026, Emerging Markets Equity and Real Estate utilized capital loss carryforwards of $71,579,847 and $16,090,918, respectively.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the current tax rules, the Funds may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net PFIC mark to market losses) realized on investment transactions after October 31. For the year ended August 31, 2026, the Funds elected to defer the following late-year ordinary losses and post October capital losses:
	Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
Large Cap Growth	$2,484,580	$—
The Blocker is taxed as a corporation under the U.S. Internal Revenue Code. As of August 31, 2026, Large Cap Growth had a gross deferred tax asset of $54,726 resulting from deferred interest expense, capital losses and net operating losses in the Blocker and a gross deferred tax liability of $121,016 resulting from appreciation of the underlying holding. As of August 31, 2026, the Blocker has a net deferred tax liability of $66,170.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. For the year ended August 31, 2026, there were no outstanding balances of accrued capital gains taxes for the Funds.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds have filed tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Any income from these ECJ tax reclaims is included in the Statements of Operations in "Other income" and any costs incurred in pursuing these reclaims (which are excluded from contractual expense limitations) are recorded in "Miscellaneous and other fees". Any receivables for withholding tax reclaims are included in the Statements of Assets and Liabilities in "Prepaid expenses and other assets" and the costs incurred in pursuing these reclaims are recorded in "Other accrued expenses and payables". These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.
8
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date. However, Equity Income and Real Estate generally distribute net investment income, if any, at the end of each calendar quarter.
It is the policy of Funds that invest in real estate investment trusts ("REITs"), to pass through to their shareholders substantially all REIT distributions and other income they receive, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to these Funds until the following calendar year. At August 31, 2026, these Funds estimated these amounts for the period January 1, 2026 to August 31, 2026 within the financial statements because the 2026 information is not available from the REITs until after these Funds' fiscal year-end. All estimates are based upon REIT information sources available to these Funds together with actual IRS Forms 1099-DIV received to date. For the year ended August 31, 2026, the character of distributions, if any, paid to shareholders of these Funds disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of these Funds' distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after these Fund’s fiscal year-end. After calendar year-end, when these Funds learn the nature of the distributions paid by REITs during that year, distributions previously identified as income may be recharacterized as return of capital and/or capital gain. After all applicable REITs have informed these Funds of the actual breakdown of distributions paid to these Funds during their fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of these Funds' distributions as reported herein may differ from the final composition determined after calendar year-end and reported to these Funds shareholders on IRS Form 1099-DIV.
9
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
10
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
11
Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
12
Derivative instruments: Certain Funds' use of derivatives during the year ended August 31, 2026, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at August 31, 2026. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Options: Equity Income used options written to generate incremental returns. Large Cap Growth used options purchased to gain exposure more efficiently than through a direct purchase of the underlying security, to gain exposure to securities, markets, sectors or geographical areas and to manage or adjust the risk profile of the Fund or the risk of individual positions. Large Cap Growth used options written to enhance total return, to gain exposure more efficiently than through a direct purchase of the underlying security, to gain exposure to securities, markets, sectors or geographical areas and to manage or adjust the risk profile of the Fund or the risk of individual positions.

Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call and put options, a Fund's loss is limited to the amount of the option premium paid.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At August 31, 2026, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Income
Options written
Equity risk	—	$—	Option contracts written, at value	$(350,405)
The impact of the use of these derivative instruments on the Statements of Operations during the year ended August 31, 2026, was as follows:
Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Equity Income
Options written
Equity risk	$1,101,706	$263,943
Large Cap Growth
Options purchased
Equity risk	122,468	—
Options written
Equity risk	86,136	—

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Options purchased	Transactions in investment securities of unaffiliated issuers
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Options written	Option contracts written
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Emerging Markets Equity, Focus, Genesis, International Equity, International Select, Intrinsic Value, Large Cap Value, Mid Cap Growth, Mid Cap Intrinsic Value, Multi-Cap Opportunities, Quality Equity, Real Estate and Small Cap Growth did not hold any derivative instruments during the year ended August 31, 2026 that require additional disclosures pursuant to ASC 815.
13
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statements of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of August 31, 2026, the Funds listed below had outstanding loans of securities to certain approved brokers each with a value as follows:
Value of Securities Loaned
Emerging Markets Equity	$11,037,956
International Equity	15,356,079
International Select	5,822,315
Large Cap Value	8,942,919
Mid Cap Growth	14,288,095
Small Cap Growth	14,872,623

As of August 31, 2026, the Funds listed below had outstanding loans of securities to certain approved brokers for which each received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Emerging Markets Equity	$11,650,502	$—	$—	$—	$11,650,502
International Equity	16,099,618	—	—	—	16,099,618
International Select	6,170,502	—	—	—	6,170,502
Large Cap Value	9,224,779	—	—	—	9,224,779
Mid Cap Growth	14,623,319	—	—	—	14,623,319
Small Cap Growth	15,278,145	—	—	—	15,278,145

(a)	Amounts represent the payable for collateral received for loaned securities.
14
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Emerging Markets Equity, International Equity, International Select, Large Cap Value, Mid Cap Growth, and Small Cap Growth held one or more of these investments at August 31, 2026. The Funds’ securities lending assets at fair value are reported gross in the Statements of Assets and Liabilities. The following tables present securities lending assets by counterparty and net of the related collateral received by a Fund as of August 31, 2026.
Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Emerging Markets Equity
Securities lending	$11,037,956	$—
International Equity
Securities lending	$15,356,079	$—
International Select
Securities lending	$5,822,315	$—
Large Cap Value
Securities lending	$8,942,919	$—
Mid Cap Growth
Securities lending	$14,288,095	$—
Small Cap Growth
Securities lending	$14,872,623	$—

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Emerging Markets Equity
SSB	$11,037,956	$—	$(11,037,956)	$—	$—	$—	$—	$—
Total	$11,037,956	$—	$(11,037,956)	$—	$—	$—	$—	$—
International Equity
SSB	$15,356,079	$—	$(15,356,079)	$—	$—	$—	$—	$—
Total	$15,356,079	$—	$(15,356,079)	$—	$—	$—	$—	$—
International Select
SSB	$5,822,315	$—	$(5,822,315)	$—	$—	$—	$—	$—
Total	$5,822,315	$—	$(5,822,315)	$—	$—	$—	$—	$—
Large Cap Value
SSB	$8,942,919	$—	$(8,942,919)	$—	$—	$—	$—	$—
Total	$8,942,919	$—	$(8,942,919)	$—	$—	$—	$—	$—
Mid Cap Growth
SSB	$14,288,095	$—	$(14,288,095)	$—	$—	$—	$—	$—
Total	$14,288,095	$—	$(14,288,095)	$—	$—	$—	$—	$—
Small Cap Growth
SSB	$14,872,623	$—	$(14,872,623)	$—	$—	$—	$—	$—
Total	$14,872,623	$—	$(14,872,623)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of August 31, 2026, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of August 31, 2026.

15
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
16
In-kind redemption: In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/(loss) to paid-in capital. During the years ended August 31, 2026, and August 31, 2025, the following Funds had in-kind redemptions:
	For the Year Ended August 31, 2026				For the Year Ended August 31, 2025
Fund	Realized Net Gains/(Losses)	Total In-Kind Redemptions	Securities	Cash	Realized Net Gains/(Losses)	Total In-Kind Redemptions	Securities	Cash
Equity Income	$100,043,629	$177,439,531	$176,730,490	$709,041	$67,387,853	$121,746,268	$121,695,653	$50,615
Focus	67,101,520	129,775,537	128,276,283	1,499,254	19,380,092	36,485,370	36,485,132	238
Genesis	367,210,155	622,728,554	618,391,171	4,337,383	494,190,979	753,072,997	749,277,274	3,795,723
Large Cap Value	—	—	—	—	2,958,189	11,550,778	11,161,763	389,015
Multi-Cap Opportunities	39,297,048	49,466,402	49,460,650	5,752	38,643,654	48,205,016	48,200,101	4,915
Quality Equity	190,710,324	221,414,746	221,414,231	515	21,425,693	25,062,500	25,062,421	79

17
In-kind subscriptions: Under certain circumstances, and when considered to be in the best interest of a Fund, a Fund may accept portfolio securities rather than cash as payment for the purchase of Fund shares ("in-kind subscription"). The cost basis of contributed securities is equal to the market value of the securities, less any applicable foreign security taxes, on the date of contribution. During the year ended August 31, 2025, Genesis accepted $70,559,364 of in-kind subscriptions which is comprised of $69,850,194 in securities and $709,170 in cash.
18
Investments in Private Companies and Pre-IPO Investments: Investments in private companies, including pre-IPO shares, involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Such investments are generally less liquid, may be difficult to value, and may be subject to limited financial disclosure. Private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, making them more vulnerable to competitive pressures, market conditions, and economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. These companies may never complete an IPO, and a liquid market for their shares may never develop. If an IPO does occur, it may be risky and volatile and could cause the value of a Fund's investment to decrease significantly. Because private company securities are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts or at the prices it desires.
19
Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
20
Segment reporting: Each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Funds' CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund’s principal investment strategies disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund’s single segment, are consistent with that presented within each Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA monthly, an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:

First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Next $500 million	Next $1.5 billion	Next $10 billion	Thereafter
Emerging Markets Equity(a)(b)
0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Equity Income(c), Focus, International Select, Large Cap Growth, Large Cap Value(c), Mid Cap Growth, Mid Cap Intrinsic Value and Quality Equity(c)
0.55%	0.525%	0.50%	0.475%	0.45%	0.425%	0.425%	0.425%	0.40%	0.40%
Genesis(c)
0.85%	0.80%	0.75%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.60%
International Equity(a)(c)
0.85%	0.825%	0.80%	0.775%	0.75%	0.725%	0.725%	0.70%	0.70%	0.70%
Intrinsic Value and Small Cap Growth
0.85%	0.80%	0.75%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Multi-Cap Opportunities(c)
0.60%	0.575%	0.55%	0.525%	0.50%	0.475%	0.475%	0.475%	0.45%	0.45%
Real Estate(c)
0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
(a)
NBIA has voluntarily agreed to waive and/or reimburse its management fee for the below Funds. NBIA may, at its sole discretion, modify or terminate the voluntary waiver and/or reimbursement without notice to the Fund. Fees voluntarily waived and/or reimbursed are not subject to recovery by NBIA.

Fund	Percentage of Average Daily Net Assets Waived and/or Reimbursed	Effective Date(s)	Management Fees Waived for the Year Ended August 31, 2026
Emerging Markets Equity	0.10%	9/1/23-1/14/26	$83,430
International Equity	0.15%	11/21/22	$1,602,335
(b)
Prior to January 15, 2026, for investment management services, the Fund paid NBIA a fee at the annual rate of 1.000% of the first $250 million of the Fund’s average daily net assets, 0.975% of the next $250 million, 0.950% of the next $250 million, 0.925% of the next $250 million, 0.900% of the next $500 million, 0.875% of the next $2.5 billion, and 0.850% of average daily net assets in excess of $4 billion.
(c)
NBIA has contractually agreed to waive its Class E management fee for the below Funds. This undertaking lasts until August 31, 2027 and may not be terminated during its term without the consent of the Board. Management fees contractually waived are not subject to recovery by NBIA.
Fund	Annualized Percentage of Daily Average Net Assets Waived for Class E	Effective Date(s)	Management Fees Waived for the Year Ended August 31, 2026
Equity Income	0.51%	1/11/22	$ 229,148
Genesis	0.66%	1/11/22	$ 905,248
International Equity	0.66%	1/11/22	$ 276,658
Large Cap Value	0.42%	1/11/22	$ 965,364
Multi-Cap Opportunities	0.60%	1/11/22	$ 692,234
Quality Equity	0.46%	12/6/23	$ 272,525
Real Estate	0.80%	1/11/22	$ 141,139
Accordingly, for the year ended August 31, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund’s average daily net assets.
Effective Rate
Emerging Markets Equity	0.84%(a)
Equity Income	0.51%(b)
Focus	0.52%
Genesis	0.67%(c)
International Equity	0.81%(d)
International Select	0.55%
Intrinsic Value	0.74%
Large Cap Growth	0.46%
Large Cap Value	0.42%(e)
Mid Cap Growth	0.47%
Mid Cap Intrinsic Value	0.55%
Multi-Cap Opportunities	0.60%(f)
Quality Equity	0.46%(g)
Real Estate	0.80%(h)
Small Cap Growth	0.81%

(a)	After waivers, 0.80% annual effective net rate of the Fund’s average daily net assets.
(b)	After waivers, 0.49% annual effective net rate of the Fund’s average daily net assets.
(c)	After waivers, 0.66% annual effective net rate of the Fund’s average daily net assets.
(d)	After waivers, 0.63% annual effective net rate of the Fund’s average daily net assets.
(e)	After waivers, 0.41% annual effective net rate of the Fund’s average daily net assets.
(f)	After waivers, 0.32% annual effective net rate of the Fund’s average daily net assets.
(g)	After waivers, 0.45% annual effective net rate of the Fund’s average daily net assets.
(h)	After waivers, 0.78% annual effective net rate of the Fund’s average daily net assets.
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived".

Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA monthly, an annual administration fee equal to the following: 0.26% for each of Investor Class, Class A, Class C and Class R3; 0.40% for Trust Class and Advisor Class; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Investor Class of each of International Equity, Mid Cap Intrinsic Value and Small Cap Growth and the Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings apply to a Fund’s direct expenses and exclude interest, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the Blocker are included in the total expenses used to calculate the reimbursement, which Large Cap Growth has agreed to share with the Blocker. For the year ended August 31, 2026, the expenses of the Blocker amounted to $9,037.
At August 31, 2026, the Funds' contingent liabilities to NBIA under the contractual expense limitation agreements were as follows:
			Expenses Reimbursed in Year Ended August 31,
			2024	2025	2026
			Subject to Repayment until August 31,
Class	Contractual Expense Limitation(a)	Expiration	2027	2028	2029
Emerging Markets Equity Institutional Class	0.98%(b)(c)	8/31/29	$298,501	$218,130	$339,154
Emerging Markets Equity Class A	1.34%(b)(c)	8/31/29	46,856	37,378	33,372
Emerging Markets Equity Class C	2.09%(b)(c)	8/31/29	3,742	4,021	4,537
Emerging Markets Equity Class R3	1.59%(b)(c)	8/31/29	1,144	1,186	2,122
Emerging Markets Equity Class R6	0.88%(b)(c)	8/31/29	25,727	22,020	30,554
Equity Income Institutional Class	0.80%	8/31/29	—	—	—
Equity Income Class A	1.16%	8/31/29	—	—	—
Equity Income Class C	1.91%	8/31/29	—	—	—
Equity Income Class R3	1.41%	8/31/29	—	—	—
Focus Trust Class	1.50%	8/31/29	—	—	—
Focus Advisor Class	1.50%	8/31/29	—	—	—
Focus Institutional Class	0.75%	8/31/29	—	—	—
Focus Class A	1.11%	8/31/29	493	431	153
Focus Class C	1.86%	8/31/29	222	238	293
Genesis Trust Class	1.50%	8/31/29	—	—	—
Genesis Advisor Class	1.50%	8/31/29	—	—	—
Genesis Institutional Class	0.85%	8/31/29	—	—	—
Genesis Class R6	0.75%	8/31/29	—	—	—

			Expenses Reimbursed in Year Ended August 31,
			2024	2025	2026
			Subject to Repayment until August 31,
Class (cont’d)	Contractual Expense Limitation(a)	Expiration	2027	2028	2029
International Equity Investor Class	1.40%	8/31/29	$—	$—	$—
International Equity Trust Class	2.00%	8/31/29	—	—	—
International Equity Institutional Class	0.85%	8/31/29	163,216	183,646	170,826
International Equity Class A	1.21%	8/31/29	4,732	3,263	3,352
International Equity Class C	1.96%	8/31/29	1,232	1,253	1,028
International Equity Class R6	0.75%	8/31/29	11,837	10,229	7,806
International Select Trust Class	1.15%	8/31/29	11,304	12,421	11,756
International Select Institutional Class	0.80%	8/31/29	230,593	243,082	235,878
International Select Class A	1.16%	8/31/29	6,724	7,059	5,809
International Select Class C	1.91%	8/31/29	1,445	1,057	925
International Select Class R3	1.41%	8/31/29	2,770	2,639	1,877
International Select Class R6	0.70%	8/31/29	340	19,993	35,471
Intrinsic Value Institutional Class	1.00%	8/31/29	—	—	—
Intrinsic Value Class A	1.36%	8/31/29	—	—	—
Intrinsic Value Class C	2.11%	8/31/29	—	—	—
Intrinsic Value Class R6	0.90%	8/31/29	—	—	—
Large Cap Growth Trust Class	1.50%	8/31/29	—	—	—
Large Cap Growth Advisor Class	1.50%	8/31/29	—	—	—
Large Cap Growth Institutional Class	0.75%	8/31/29	—	—	—
Large Cap Growth Class A	1.11%	8/31/29	—	—	—
Large Cap Growth Class C	1.86%	8/31/29	—	—	—
Large Cap Growth Class R3	1.36%	8/31/29	—	—	—
Large Cap Growth Class R6	0.55%(b)(d)	12/31/26	—	—	364
Large Cap Value Trust Class	1.50%	8/31/29	—	—	—
Large Cap Value Advisor Class	1.50%	8/31/29	—	—	—
Large Cap Value Institutional Class	0.70%	8/31/29	—	—	—
Large Cap Value Class A	1.11%	8/31/29	—	—	—
Large Cap Value Class C	1.86%	8/31/29	—	—	—
Large Cap Value Class R3	1.36%	8/31/29	—	—	—
Large Cap Value Class R6	0.60%	8/31/29	—	—	—
Mid Cap Growth Trust Class	1.50%	8/31/29	—	—	—
Mid Cap Growth Advisor Class	1.50%	8/31/29	—	—	—
Mid Cap Growth Institutional Class	0.75%	8/31/29	—	—	—
Mid Cap Growth Class A	1.11%	8/31/29	—	—	—
Mid Cap Growth Class C	1.86%	8/31/29	—	—	—
Mid Cap Growth Class R3	1.36%	8/31/29	—	—	—
Mid Cap Growth Class R6	0.65%	8/31/29	—	—	—
Mid Cap Intrinsic Value Investor Class	1.50%(c)	8/31/29	9,216	26,433	35,917
Mid Cap Intrinsic Value Trust Class	1.25%(c)	8/31/29	28,864	30,321	36,159

			Expenses Reimbursed in Year Ended August 31,
			2024	2025	2026
			Subject to Repayment until August 31,
Class (cont’d)	Contractual Expense Limitation(a)	Expiration	2027	2028	2029
Mid Cap Intrinsic Value Institutional Class	0.85%	8/31/29	$74,104	$75,545	$89,083
Mid Cap Intrinsic Value Class A	1.21%	8/31/29	7,860	8,711	9,293
Mid Cap Intrinsic Value Class C	1.96%	8/31/29	4,451	4,901	4,755
Mid Cap Intrinsic Value Class R3	1.46%	8/31/29	2,740	3,342	3,057
Mid Cap Intrinsic Value Class R6	0.75%	8/31/29	208	194	218
Multi-Cap Opportunities Institutional Class	1.00%	8/31/29	—	—	—
Multi-Cap Opportunities Class A	1.36%	8/31/29	—	—	—
Multi-Cap Opportunities Class C	2.11%	8/31/29	—	—	—
Quality Equity Trust Class	1.50%	8/31/29	—	—	—
Quality Equity Institutional Class	0.75%	8/31/29	—	—	—
Quality Equity Class A	1.11%	8/31/29	—	—	—
Quality Equity Class C	1.86%	8/31/29	—	—	—
Quality Equity Class R3	1.36%	8/31/29	—	—	—
Quality Equity Class R6	0.65%	8/31/29	—	—	—
Real Estate Trust Class	1.50%(c)	8/31/29	—	—	—
Real Estate Institutional Class	0.85%	8/31/29	684,581	687,909	670,557
Real Estate Class A	1.21%	8/31/29	101,881	98,776	93,313
Real Estate Class C	1.96%	8/31/29	14,353	12,679	9,999
Real Estate Class R3	1.46%	8/31/29	26,248	26,365	22,116
Real Estate Class R6	0.75%	8/31/29	266,615	271,667	230,227
Small Cap Growth Investor Class	1.30%(c)	8/31/29	15,927	—	—
Small Cap Growth Trust Class	1.40%(c)	8/31/29	3,497	2,714	1,135
Small Cap Growth Advisor Class	1.60%(c)	8/31/29	1,341	720	56
Small Cap Growth Institutional Class	0.90%	8/31/29	336,103	416,459	474,840
Small Cap Growth Class A	1.26%	8/31/29	46,373	45,778	41,081
Small Cap Growth Class C	2.01%	8/31/29	11,062	12,685	10,184
Small Cap Growth Class R3	1.51%	8/31/29	21,071	26,195	36,321
Small Cap Growth Class R6	0.80%	8/31/29	196,169	238,843	224,478

(a)	Expense limitation per annum of the respective class's average daily net assets.
(b)	Classes that have had changes to their respective limitations are noted below.

Class	Expense limitation	Prior to
Emerging Markets Equity Institutional Class	1.25%	01/15/26
Emerging Markets Equity Class A	1.50%	01/15/26
Emerging Markets Equity Class C	2.25%	01/15/26
Emerging Markets Equity Class R3	1.91%	01/15/26
Emerging Markets Equity Class R6	1.15%	01/15/26
Large Cap Growth Class R6	0.56%	12/18/25

(c)
In addition to the contractual undertaking described above, NBIA has voluntarily undertaken to waive fees and/or reimburse certain expenses so that their Operating Expenses, per annum of their respective average daily net assets, are limited to the percentages indicated below. Voluntary reimbursements are not subject to recovery by NBIA and are terminable or subject to modification by
NBIA, in its sole discretion, without notice to the Fund:

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Year Ended August 31, 2026
Emerging Markets Equity Institutional Class	1.15%	9/1/23-1/14/26	$70,616
Emerging Markets Equity Class A	1.40%	9/1/23-1/14/26	4,400
Emerging Markets Equity Class C	2.15%	9/1/23-1/14/26	785
Emerging Markets Equity Class R3	1.81%	9/1/23-1/14/26	310
Emerging Markets Equity Class R6	1.05%	9/1/23-1/14/26	7,319
Mid Cap Intrinsic Value Investor Class	0.96%	1/19/21	152,448
Mid Cap Intrinsic Value Trust Class	1.20%	1/19/21	3,204
Real Estate Trust Class	1.04%	12/16/11	230,499
Small Cap Growth Investor Class	1.01%	1/19/21	173,036
Small Cap Growth Trust Class	1.25%	1/19/21	6,003
Small Cap Growth Advisor Class	1.40%	1/27/21	3,158

(d)	Effective January 1, 2027, the expense limitation will be 0.65% until August 31, 2029.
Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended August 31, 2026, the following classes repaid NBIA under their respective contractual expense limitation agreements as follows:
Expenses Repaid to NBIA
Focus Institutional Class	$127
Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below, and bears the advertising and promotion expenses.
However, the Distributor receives fees from the Trust Class of each of Focus, International Select, Large Cap Growth, Large Cap Value, Mid Cap Intrinsic Value, Quality Equity, Real Estate and Small Cap Growth, and from the Advisor Class, Class A, Class C and Class R3 of each Fund that offers those classes under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these respective classes a fee at the annual rate of 0.10% of such Trust Class’s, 0.25% of such Advisor Class’s, 0.25% of such Class A’s, 1.00% of such Class C’s and 0.50% of such Class R3’s average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.
Class A shares of each Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
For the year ended August 31, 2026, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:
	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Emerging Markets Equity Class A	$930	$—	$—	$—
Emerging Markets Equity Class C	—	128	—	—
Equity Income Class A	4,099	—	—	—
Equity Income Class C	—	148	—	—
Focus Class A	2,033	—	—	—
Focus Class C	—	47	—	—
International Equity Class A	1,016	—	—	—
International Equity Class C	—	1,230	—	—
International Select Class A	118	—	—	—
International Select Class C	—	—	—	—
Intrinsic Value Class A	2,129	—	—	—
Intrinsic Value Class C	—	2,934	—	—
Large Cap Growth Class A	3,755	—	—	—
Large Cap Growth Class C	—	972	—	—
Large Cap Value Class A	13,391	—	—	—
Large Cap Value Class C	—	5,390	—	—
Mid Cap Growth Class A	1,569	—	—	—
Mid Cap Growth Class C	—	373	—	—
Mid Cap Intrinsic Value Class A	158	—	—	—
Mid Cap Intrinsic Value Class C	—	150	—	—
Multi-Cap Opportunities Class A	722	—	—	—
Multi-Cap Opportunities Class C	—	227	—	—
Quality Equity Class A	1,602,125	—	—	—
Quality Equity Class C	—	20,127	—	—
Real Estate Class A	627	—	—	—
Real Estate Class C	—	707	—	—
Small Cap Growth Class A	6,878	—	—	—
Small Cap Growth Class C	—	489	—	—

Note C—Securities Transactions:
During the year ended August 31, 2026, there were purchase and sale transactions of long-term securities (excluding written option contracts) as follows:

	Purchases	Sales
Emerging Markets Equity	$278,935,601	$306,669,842
Equity Income	396,449,401	278,138,002
Focus	615,331,435	558,741,581
Genesis	2,931,900,524	4,944,395,066
International Equity	890,100,416	1,102,551,607
International Select	220,051,801	236,735,463
Intrinsic Value	328,556,471	396,707,378
Large Cap Growth	1,011,031,085	1,264,959,569
	Purchases	Sales
Large Cap Value	$6,969,776,209	$7,520,259,606
Mid Cap Growth	4,959,255,124	4,754,715,066
Mid Cap Intrinsic Value	27,529,751	36,187,596
Multi-Cap Opportunities	119,232,254	99,782,670
Quality Equity	2,821,440,122	432,274,216
Real Estate	240,667,413	409,304,804
Small Cap Growth	1,588,885,665	1,503,641,812
During the year ended August 31, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:
Share activity for the years ended August 31, 2026, and August 31, 2025, was as follows:
	For the Year Ended August 31, 2026				For the Year Ended August 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Emerging Markets Equity
Institutional Class	921,340	1,119	(1,706,321)	(783,862)	778,180	7,097	(2,260,951)	(1,475,674)
Class A	280,019	—	(189,016)	91,003	135,591	—	(612,975)	(477,384)
Class C	7,438	—	(33,544)	(26,106)	29,823	—	(21,114)	8,709
Class R3	16,773	—	(12,042)	4,731	3,510	—	(2,289)	1,221
Class R6	52,081	439	(492,612)	(440,092)	55,838	1,985	(72,301)	(14,478)
Equity Income
Institutional Class	15,593,680	1,462,582	(18,297,536)	(1,241,274)	14,228,692	3,224,432	(18,204,449)	(751,325)
Class A	562,838	216,848	(1,402,388)	(622,702)	941,113	540,853	(2,330,700)	(848,734)
Class C	41,858	49,663	(512,396)	(420,875)	55,898	168,895	(794,593)	(569,800)
Class R3	20,959	1,592	(21,386)	1,165	18,878	3,802	(14,844)	7,836
Class E	390,773	114,603	(1,012,945)	(507,569)	191,901	213,461	(171,520)	233,842
Focus(a)
Investor Class	88,353	1,840,518	(1,786,906)	141,965	68,367	36,976	(1,684,038)	(1,578,695)
Trust Class	5,370	88,726	(179,904)	(85,808)	9,745	834	(183,471)	(172,892)
Advisor Class	6,252	3,428	(3,747)	5,933	5,730	24	(4,746)	1,008
Institutional Class	3,860,019	81,719	(3,883,281)	58,457	1,248,910	2,298	(1,175,550)	75,658
Class A	21,853	10,122	(14,239)	17,736	16,376	66	(15,239)	1,203
Class C	2,588	417	(5,888)	(2,883)	338	6	(1,714)	(1,370)
Genesis(b)
Investor Class	772,196	3,459,941	(6,074,810)	(1,842,673)	1,261,532	504,917	(4,281,688)	(2,515,239)
Trust Class	582,704	1,938,555	(4,107,645)	(1,586,386)	913,782	298,007	(2,743,209)	(1,531,420)
Advisor Class	71,262	169,198	(316,298)	(75,838)	160,787	29,271	(540,049)	(349,991)
Institutional Class	15,026,701	4,601,102	(27,694,962)	(8,067,159)	18,832,091	719,610	(23,351,967)	(3,800,266)
Class R6	10,471,762	9,818,273	(33,127,560)	(12,837,525)	6,204,805	1,445,620	(12,641,241)	(4,990,816)
Class E	125,567	370,886	(825,960)	(329,507)	163,215	62,124	(323,091)	(97,752)
International Equity
Investor Class	83,212	409,786	(583,839)	(90,841)	147,853	203,434	(547,874)	(196,587)
Trust Class	20,165	104,540	(442,457)	(317,752)	122,826	57,649	(263,228)	(82,753)
Institutional Class	4,045,456	4,089,778	(14,919,671)	(6,784,437)	9,184,202	2,208,841	(13,496,129)	(2,103,086)
Class A	122,550	46,411	(189,307)	(20,346)	164,119	22,327	(331,298)	(144,852)
Class C	9,372	10,072	(69,544)	(50,100)	30,292	5,083	(110,569)	(75,194)
Class R6	438,801	256,951	(2,001,982)	(1,306,230)	782,660	161,508	(1,422,527)	(478,359)
Class E	240,752	273,366	(787,012)	(272,894)	368,539	140,971	(342,835)	166,675
International Select
Trust Class	9,184	19,303	(41,305)	(12,818)	24,536	10,006	(30,959)	3,583
Institutional Class	1,707,111	754,811	(3,182,958)	(721,036)	4,861,668	393,409	(2,360,439)	2,894,638
Class A	84,672	7,743	(249,232)	(156,817)	244,552	4,368	(135,771)	113,149
Class C	2,555	1,352	(4,220)	(313)	3,139	883	(20,629)	(16,607)
Class R3	9,102	4,300	(15,878)	(2,476)	34,721	3,396	(65,706)	(27,589)
Class R6	1,603,858	70,258	(1,248,221)	425,895	1,387,120	28,031	(8,630)	1,406,521
Intrinsic Value(b)
Institutional Class	9,327,967	1,423,256	(10,498,410)	252,813	11,855,664	375,888	(20,272,598)	(8,041,046)
Class A	472,542	57,464	(546,684)	(16,678)	307,859	14,387	(724,369)	(402,123)
Class C	143,416	25,530	(138,456)	30,490	92,654	6,585	(228,482)	(129,243)
Class R6	125,176	137,809	(2,249,002)	(1,986,017)	217,180	42,585	(1,069,079)	(809,314)
Large Cap Growth(a)
Investor Class	340,340	7,239,765	(5,748,434)	1,831,671	397,598	3,376,880	(4,687,516)	(913,038)
Trust Class	30,654	184,585	(314,079)	(98,840)	59,525	89,694	(276,229)	(127,010)
Advisor Class	2,671	852	(979)	2,544	509	483	(2,965)	(1,973)
Institutional Class	2,289,752	1,759,256	(3,904,169)	144,839	3,581,420	1,001,796	(9,949,977)	(5,366,761)

	For the Year Ended August 31, 2026				For the Year Ended August 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class A	163,828	98,503	(218,950)	43,381	210,597	42,926	(263,378)	(9,855)
Class C	17,782	67,280	(298,934)	(213,872)	93,867	46,822	(313,072)	(172,383)
Class R3	4,807	5,336	(8,414)	1,729	6,432	2,915	(19,317)	(9,970)
Class R6	237,430	78,084	(248,675)	66,839	3,178,441	166,437	(3,032,584)	312,294
Large Cap Value
Investor Class	575,151	1,814,240	(2,775,043)	(385,652)	350,863	649,598	(3,460,148)	(2,459,687)
Trust Class	126,314	98,021	(445,133)	(220,798)	127,277	32,504	(385,922)	(226,141)
Advisor Class	161,413	123,158	(441,602)	(157,031)	199,451	41,549	(675,657)	(434,657)
Institutional Class	23,884,597	6,021,321	(29,895,035)	10,883	20,413,876	2,459,732	(46,446,305)	(23,572,697)
Class A	687,466	152,773	(790,316)	49,923	957,810	42,391	(929,144)	71,057
Class C	284,810	161,798	(838,172)	(391,564)	276,080	38,199	(1,070,624)	(756,345)
Class R3	56,249	14,485	(139,865)	(69,131)	83,983	3,236	(59,986)	27,233
Class R6	2,348,805	702,236	(3,769,116)	(718,075)	1,995,766	279,132	(4,815,996)	(2,541,098)
Class E	266,726	274,041	(133,900)	406,867	122,154	108,946	(171,138)	59,962
Mid Cap Growth(a)
Investor Class	344,568	6,571,858	(3,659,865)	3,256,561	252,067	2,612,592	(2,514,373)	350,286
Trust Class	373,059	289,484	(451,421)	211,122	311,434	122,029	(463,466)	(30,003)
Advisor Class	40,099	48,901	(137,511)	(48,511)	122,720	22,133	(180,134)	(35,281)
Institutional Class	27,301,692	6,698,685	(10,878,940)	23,121,437	7,027,566	2,467,170	(9,128,306)	366,430
Class A	547,101	353,753	(807,624)	93,230	487,626	155,362	(546,576)	96,412
Class C	18,670	66,605	(92,218)	(6,943)	25,668	30,544	(88,918)	(32,706)
Class R3	538,585	117,455	(246,073)	409,967	172,475	42,707	(140,552)	74,630
Class R6	16,952,946	9,831,586	(16,381,042)	10,403,490	13,766,369	3,248,965	(10,060,041)	6,955,293
Mid Cap Intrinsic Value
Investor Class	19,069	96,543	(225,856)	(110,244)	11,058	66,418	(211,224)	(133,748)
Trust Class	1,420	23,259	(26,820)	(2,141)	5,165	12,295	(23,570)	(6,110)
Institutional Class	28,152	55,775	(70,245)	13,682	29,837	31,801	(84,941)	(23,303)
Class A	12,140	3,601	(4,526)	11,215	6,631	2,747	(23,628)	(14,250)
Class C	1,006	3,399	(13,618)	(9,213)	2,308	1,739	(2,961)	1,086
Class R3	936	1,905	(9,548)	(6,707)	1,397	1,041	(3,534)	(1,096)
Class R6	369	—	(388)	(19)	—	—	—	—
Multi-Cap Opportunities(b)
Institutional Class	5,166,322	43,302	(6,570,058)	(1,360,434)	5,593,364	223,514	(7,687,272)	(1,870,394)
Class A	198,170	13,971	(468,143)	(256,002)	348,754	72,195	(864,772)	(443,823)
Class C	14,321	4,691	(161,589)	(142,577)	33,743	26,846	(373,433)	(312,844)
Class E	218,919	119,475	(776,769)	(438,375)	469,719	344,315	(391,424)	422,610
Quality Equity(b)
Investor Class	674,651	185,349	(1,375,704)	(515,704)	291,888	464,371	(1,197,917)	(441,658)
Trust Class	186,511	50,897	(436,735)	(199,327)	177,017	153,051	(851,306)	(521,238)
Institutional Class	41,886,302	416,683	(12,012,595)	30,290,390	8,511,634	652,399	(4,111,643)	5,052,390
Class A	6,312,578	61,136	(900,982)	5,472,732	433,807	138,142	(505,368)	66,581
Class C	1,125,936	14,358	(182,949)	957,345	89,549	41,916	(244,348)	(112,883)
Class R3	109,547	6,741	(96,564)	19,724	55,611	18,329	(127,414)	(53,474)
Class R6	1,864,500	56,738	(886,974)	1,034,264	1,047,031	130,158	(1,107,233)	69,956
Class E	641,196	24,548	(202,909)	462,835	234,403	37,125	(59,972)	211,556
Real Estate
Trust Class	98,299	77,814	(1,107,725)	(931,612)	142,777	109,523	(1,550,350)	(1,298,050)
Institutional Class	4,505,226	478,309	(10,975,610)	(5,992,075)	6,715,694	565,320	(8,613,946)	(1,332,932)
Class A	598,641	40,200	(1,349,846)	(711,005)	803,604	54,201	(1,144,388)	(286,583)
Class C	13,818	2,509	(108,063)	(91,736)	28,163	4,019	(156,053)	(123,871)
Class R3	125,940	10,761	(266,669)	(129,968)	94,758	14,660	(269,499)	(160,081)
Class R6	1,640,127	181,705	(5,868,716)	(4,046,884)	2,283,924	239,188	(2,935,845)	(412,733)
Class E	142,852	33,715	(206,868)	(30,301)	115,182	37,625	(231,075)	(78,268)
Small Cap Growth(b)
Investor Class	16,325	83,366	(101,958)	(2,267)	74,210	6,028	(191,083)	(110,845)
Trust Class	1,798	4,396	(15,229)	(9,035)	1,631	374	(13,138)	(11,133)

	For the Year Ended August 31, 2026				For the Year Ended August 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Advisor Class	693	1,858	(2,835)	(284)	9,166	173	(18,460)	(9,121)
Institutional Class	4,419,246	318,701	(2,152,507)	2,585,440	2,330,725	18,434	(1,878,076)	471,083
Class A	62,903	24,931	(94,668)	(6,834)	100,999	1,699	(131,944)	(29,246)
Class C	7,249	8,097	(29,601)	(14,255)	26,292	579	(34,658)	(7,787)
Class R3	79,301	22,048	(128,800)	(27,451)	196,543	909	(87,582)	109,870
Class R6	945,910	170,713	(1,068,888)	47,735	1,626,441	10,664	(1,182,250)	454,855

(a)
After the close of business on October 10, 2025, the Funds' applicable classes underwent a stock split or reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note G of the Notes to Financial Statements.

(b)
After the close of business on September 11, 2026, the Funds' applicable classes underwent a stock split or reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note I of the Notes to Financial Statements.

Note E—Line of Credit:
At August 31, 2026, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.00% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at August 31, 2026. During the year ended August 31, 2026, no Fund utilized the Credit Facility.
Note F—Investments in Affiliates(a):
	Value at August 31, 2025	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at August 31, 2026	Value at August 31, 2026
Genesis
Lindsay Corp.	$86,717,558	$477,332	$(14,570,704)	$(14,656,442)	$1,034,404	$831,068	513,464	$59,002,148
Middlesex Water Co.	18,528,427	35,452,933	—	4,145,254	—	1,082,843	1,002,183	58,126,614
Miller Industries, Inc.	28,609,920	180,145	—	9,546,718	—	559,316	684,341	38,336,783

	Value at August 31, 2025	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at August 31, 2026	Value at August 31, 2026
Stevanato Group SpA	$49,046,206	$25,787,136	$(6,595,035)	$(1,785,847)	$(1,044,500)	$160,483	3,052,168	$65,407,960
Total for affiliates held as of 8/31/26(b)	$182,902,111	$61,897,546	$(21,165,739)	$(2,750,317)	$(10,096)	$2,633,710		$220,873,505
AMERISAFE, Inc.	$52,900,899	$—	$(32,944,060)	$12,475,193	$(32,432,032)	$2,820,042	—	$—
CRA International, Inc.	75,683,044	347,517	(67,682,448)	(32,758,446)	24,410,333	470,369	—	—
Hagerty, Inc.	55,075,198	4,007,838	—	9,809,528	—	—*	5,179,892	68,892,564
Transcat, Inc.	43,002,800	—	(5,994,894)	(1,168,795)	1,297,533	—*	429,375	37,136,644
Winmark Corp.	92,631,631	531,740	(16,004,803)	(26,535,020)	3,367,259	2,657,920	162,271	53,990,807
Total for securities no longer affiliated as of 8/31/26(c)	$319,293,572	$4,887,095	$(122,626,205)	$(38,177,540)	$(3,356,907)	$5,948,331		$160,020,015
Total	$502,195,683	$66,784,641	$(143,791,944)	$(40,927,857)	$(3,367,003)	$8,582,041		$380,893,520

*	Non-income producing security.
(a)	Affiliated persons, as defined in the 1940 Act.
(b)	At August 31, 2026, these securities amounted to 3.06% of net assets of Genesis.
(c)	At August 31, 2026, the issuers of these securities were no longer affiliated with Genesis.
Note G—Stock Splits:
In 2025, the Board approved stock splits and reverse stock splits (collectively, the "2025 Stock Split") of the issued and outstanding shares of certain classes of Focus, Large Cap Growth and Mid Cap Growth (collectively, the "2025 Stock Split Funds"). The 2025 Stock Split was carried out in accordance with a stock split ratio calculated to result in net asset values per share that better aligned the share class prices of each of the 2025 Stock Split Funds.
After the close of business on October 10, 2025, the following classes of the 2025 Stock Split Funds underwent a stock split or reverse stock split as follows:

Fund Class	Stock Split Ratio (Old to New)
Focus Trust Class	1: 0.9927
Focus Advisor Class	1: 0.9845
Focus Institutional Class	1: 1.0045
Focus Class A	1: 0.9910
Focus Class C	1: 0.9374

Fund Class	Stock Split Ratio (Old to New)
Large Cap Growth Trust Class	1: 0.9914
Large Cap Growth Advisor Class	1: 0.9657
Large Cap Growth Institutional Class	1: 1.0037
Large Cap Growth Class A	1: 0.9888
Large Cap Growth Class C	1: 0.9301
Large Cap Growth Class R3	1: 0.9682
Large Cap Growth Class R6	1: 1.0048

Fund Class	Stock Split Ratio (Old to New)
Mid Cap Growth Trust Class	1: 0.9951
Mid Cap Growth Advisor Class	1: 0.9834
Mid Cap Growth Institutional Class	1: 1.0073
Mid Cap Growth Class A	1: 0.9899
Mid Cap Growth Class C	1: 0.9551
Mid Cap Growth Class R3	1: 0.9777
Mid Cap Growth Class R6	1: 1.0120

Note H—Recent Accounting Pronouncement:
In September 2026, the FASB issued Accounting Standards Update No. 2026-03 "Investment Companies with Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2026-03"). ASU 2026-03 amends the fair value measurement guidance under ASC 820, applicable to investment companies within the scope of ASC 946. Previously, a contractual sale restriction on an equity security was viewed as a characteristic of the reporting entity holding the equity security, rather than a characteristic of the equity security itself, and, therefore, was not considered in the fair value measurement of the equity security. Under ASU 2026-03, investment companies within the scope of ASC 946 are required to incorporate the effect of a contractual sale restriction into the fair value measurement of an equity security by applying a discount reflecting the amount market participants would demand as a result of the restriction, if considered material. This requirement does not apply to restrictions already reflected in the economics of another transaction (e.g., securities pledged as collateral for a borrowing). Additionally, the amendment also requires disclosure of the amount of the discount attributable to contractual sale restrictions included in the fair value measurement. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, including interim periods therein, with early adoption permitted on or after September 9, 2026. Management opted to early adopt in September 2026, which was subsequent to August 31, 2026, and therefore had no impact on these financial statements.
Note I—Subsequent Events:
As previously announced, the Board approved stock splits or reverse stock splits (collectively, the "2026 Stock Split") of the issued and outstanding shares of certain classes of Genesis, Intrinsic Value, Multi-Cap Opportunities, Quality Equity and Small Cap Growth (collectively, the "2026 Stock Split Funds"). The 2026 Stock Split was carried out in accordance with a stock split ratio calculated to result in net asset values per share that better aligned the share class prices of each of the 2026 Stock Split Funds.
After the close of business on September 11, 2026, the following classes of the 2026 Stock Split Funds underwent a stock split or reverse stock split as follows:

Fund Class	Stock Split Ratio (Old to New)
Genesis Investor Class	1:0.9953
Genesis Trust Class	1:0.9895
Genesis Advisor Class	1:0.9623
Genesis Class E	1:1.0062

Fund Class	Stock Split Ratio (Old to New)
Intrinsic Value Class A	1:0.9684
Intrinsic Value Class C	1:0.9067
Intrinsic Value Class R6	1:1.0090

Fund Class	Stock Split Ratio (Old to New)
Multi-Cap Opportunities Class A	1:0.9926
Multi-Cap Opportunities Class C	1:0.9131

Fund Class	Stock Split Ratio (Old to New)
Quality Equity Trust Class	1:0.9956
Quality Equity Class A	1:0.9930
Quality Equity Class C	1:0.9394
Quality Equity Class R3	1:0.9837
Quality Equity Class E	1:1.0045

Fund Class	Stock Split Ratio (Old to New)
Small Cap Growth Investor Class	1:0.9938
Small Cap Growth Trust Class	1:0.9808
Small Cap Growth Advisor Class	1:0.9726
Small Cap Growth Class A	1:0.9803
Small Cap Growth Class C	1:0.9403
Small Cap Growth Class R3	1:0.9668
Small Cap Growth Class R6	1:1.0056

Financial Highlights
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Emerging Markets Equity Fund
Institutional Class
8/31/2026	$23.86	$0.68	$4.48	$5.16	$(0.01)	$—	$—	$(0.01)
8/31/2025	$19.74	$0.14	$4.01	$4.15	$(0.03)	$—	$—	$(0.03)
8/31/2024	$17.11	$0.16	$2.70	$2.86	$(0.23)	$—	$—	$(0.23)
8/31/2023	$17.66	$0.20	$(0.68)	$(0.48)	$(0.07)	$—	$—	$(0.07)
8/31/2022	$23.55	$0.28	$(5.93)	$(5.65)	$(0.24)	$—	$—	$(0.24)

Class A
8/31/2026	$23.87	$0.63	$4.43	$5.06	$—	$—	$—	$—
8/31/2025	$19.76	$0.06	$4.05	$4.11	$—	$—	$—	$—
8/31/2024	$17.15	$0.15	$2.67	$2.82	$(0.21)	$—	$—	$(0.21)
8/31/2023	$17.70	$0.18	$(0.70)	$(0.52)	$(0.03)	$—	$—	$(0.03)
8/31/2022	$23.60	$0.22	$(5.95)	$(5.73)	$(0.17)	$—	$—	$(0.17)

Class C
8/31/2026	$23.26	$0.27	$4.45	$4.72	$—	$—	$—	$—
8/31/2025	$19.40	$(0.07)	$3.93	$3.86	$—	$—	$—	$—
8/31/2024	$16.84	$0.00	$2.65	$2.65	$(0.09)	$—	$—	$(0.09)
8/31/2023	$17.49	$0.02	$(0.67)	$(0.65)	$—	$—	$—	$—
8/31/2022	$23.43	$0.07	$(5.90)	$(5.83)	$(0.11)	$—	$—	$(0.11)

Class R3
8/31/2026	$23.59	$0.54	$4.37	$4.91	$—	$—	$—	$—
8/31/2025	$19.61	$0.01	$3.97	$3.98	$—	$—	$—	$—
8/31/2024	$17.04	$0.07	$2.66	$2.73	$(0.16)	$—	$—	$(0.16)
8/31/2023	$17.62	$0.10	$(0.68)	$(0.58)	$—	$—	$—	$—
8/31/2022	$23.56	$0.14	$(5.94)	$(5.80)	$(0.14)	$—	$—	$(0.14)

Class R6
8/31/2026	$23.85	$0.66	$4.51	$5.17	$(0.01)	$—	$—	$(0.01)
8/31/2025	$19.73	$0.17	$4.00	$4.17	$(0.05)	$—	$—	$(0.05)
8/31/2024	$17.11	$0.14	$2.73	$2.87	$(0.25)	$—	$—	$(0.25)
8/31/2023	$17.66	$0.22	$(0.68)	$(0.46)	$(0.09)	$—	$—	$(0.09)
8/31/2022	$23.56	$0.30	$(5.93)	$(5.63)	$(0.27)	$—	$—	$(0.27)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$29.01	21.61%	$191.0	1.29%	1.04%	2.47%	126%
$23.86	21.04%	$175.8	1.48%	1.15%	0.68%	67%
$19.74	16.95%	$174.6	1.47%	1.16%[e]	0.93%	111%
$17.11	(2.69)%	$453.5	1.34%	1.27%	1.20%	58%
$17.66	(24.20)%	$652.5	1.23%	1.23%	1.37%	39%

$28.93	21.20%	$15.8	1.67%	1.36%	2.31%	126%
$23.87	20.80%	$10.8	1.87%	1.40%	0.30%	67%
$19.76	16.63%	$18.4	1.85%	1.41%[e]	0.84%	111%
$17.15	(2.91)%	$19.3	1.70%	1.52%	1.05%	58%
$17.70	(24.42)%	$18.9	1.59%	1.50%	1.08%	39%

$27.98	20.29%	$1.7	2.43%	2.12%	1.01%	126%
$23.26	19.90%	$2.0	2.63%	2.15%	(0.34)%	67%
$19.40	15.80%	$1.5	2.59%	2.16%[e]	0.03%	111%
$16.84	(3.72)%	$1.9	2.44%	2.27%	0.14%	58%
$17.49	(24.97)%	$3.5	2.33%	2.25%	0.32%	39%

$28.50	20.81%	$1.0	1.96%	1.67%	1.99%	126%
$23.59	20.30%	$0.7	2.20%	1.81%	0.06%	67%
$19.61	16.15%	$0.6	2.22%	1.82%[e]	0.42%	111%
$17.04	(3.29)%	$0.6	2.08%	1.93%	0.59%	58%
$17.62	(24.73)%	$0.7	1.94%	1.91%	0.70%	39%

$29.01	21.71%	$9.2	1.19%	0.95%	2.39%	126%
$23.85	21.20%	$18.0	1.39%	1.05%	0.81%	67%
$19.73	17.02%	$15.2	1.31%	1.06%[e]	0.80%	111%
$17.11	(2.57)%	$114.9	1.22%	1.17%	1.31%	58%
$17.66	(24.13)%	$150.9	1.11%	1.11%	1.47%	39%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Equity Income Fund
Institutional Class
8/31/2026	$15.02	$0.32	$2.04	$2.36	$(0.31)	$(0.20)	$—	$(0.51)
8/31/2025	$14.33	$0.31 [g]	$1.36	$1.67	$(0.32)	$(0.66)	$—	$(0.98)
8/31/2024	$12.82	$0.29	$1.99	$2.28	$(0.27)	$(0.50)	$—	$(0.77)
8/31/2023	$13.50	$0.34	$(0.03)	$0.31	$(0.33)	$(0.66)	$—	$(0.99)
8/31/2022	$15.01	$0.34	$(0.27)	$0.07	$(0.33)	$(1.25)	$—	$(1.58)

Class A
8/31/2026	$14.94	$0.26	$2.04	$2.30	$(0.26)	$(0.20)	$—	$(0.46)
8/31/2025	$14.25	$0.25 [g]	$1.36	$1.61	$(0.26)	$(0.66)	$—	$(0.92)
8/31/2024	$12.76	$0.24	$1.97	$2.21	$(0.22)	$(0.50)	$—	$(0.72)
8/31/2023	$13.44	$0.29	$(0.03)	$0.26	$(0.28)	$(0.66)	$—	$(0.94)
8/31/2022	$14.95	$0.28	$(0.26)	$0.02	$(0.28)	$(1.25)	$—	$(1.53)

Class C
8/31/2026	$14.84	$0.14	$2.03	$2.17	$(0.14)	$(0.20)	$—	$(0.34)
8/31/2025	$14.16	$0.15 [g]	$1.35	$1.50	$(0.16)	$(0.66)	$—	$(0.82)
8/31/2024	$12.67	$0.14	$1.97	$2.11	$(0.12)	$(0.50)	$—	$(0.62)
8/31/2023	$13.35	$0.19	$(0.03)	$0.16	$(0.18)	$(0.66)	$—	$(0.84)
8/31/2022	$14.85	$0.17	$(0.25)	$(0.08)	$(0.17)	$(1.25)	$—	$(1.42)

Class R3
8/31/2026	$14.92	$0.22	$2.03	$2.25	$(0.21)	$(0.20)	$—	$(0.41)
8/31/2025	$14.24	$0.21 [g]	$1.36	$1.57	$(0.23)	$(0.66)	$—	$(0.89)
8/31/2024	$12.75	$0.21	$1.97	$2.18	$(0.19)	$(0.50)	$—	$(0.69)
8/31/2023	$13.44	$0.25	$(0.03)	$0.22	$(0.25)	$(0.66)	$—	$(0.91)
8/31/2022	$14.94	$0.24	$(0.26)	$(0.02)	$(0.23)	$(1.25)	$—	$(1.48)

Class E
8/31/2026	$15.03	$0.43	$2.04	$2.47	$(0.42)	$(0.20)	$—	$(0.62)
8/31/2025	$14.34	$0.40 [g]	$1.36	$1.76	$(0.41)	$(0.66)	$—	$(1.07)
8/31/2024	$12.83	$0.38	$1.99	$2.37	$(0.36)	$(0.50)	$—	$(0.86)
8/31/2023	$13.51	$0.43	$(0.03)	$0.40	$(0.42)	$(0.66)	$—	$(1.08)
Period from 1/11/2022[i] to 8/31/2022	$14.55	$0.29	$(1.11)	$(0.82)	$(0.22)	$—	$—	$(0.22)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$16.87	16.05%	$800.5	0.72%[f]	0.72%	2.02%	28%
$15.02	12.34%[h]	$731.1	0.72%	0.72%	2.14%[g]	31%
$14.33	18.67%	$708.2	0.73%	0.73%	2.24%	28%
$12.82	2.46%	$710.9	0.72%	0.72%	2.63%	30%
$13.50	0.12%	$834.8	0.71%	0.71%	2.35%	44%

$16.78	15.65%	$162.1	1.09%[f]	1.09%	1.65%	28%
$14.94	12.00%[h]	$153.6	1.09%	1.09%	1.79%[g]	31%
$14.25	18.17%	$158.6	1.09%	1.09%	1.88%	28%
$12.76	2.09%	$157.8	1.08%	1.08%	2.26%	30%
$13.44	(0.26)%	$170.7	1.07%	1.07%	1.98%	44%

$16.67	14.79%	$35.8	1.84%[f]	1.84%	0.90%	28%
$14.84	11.15%[h]	$38.1	1.84%	1.84%	1.03%[g]	31%
$14.16	17.38%	$44.4	1.84%	1.84%	1.13%	28%
$12.67	1.28%	$52.5	1.83%	1.83%	1.52%	30%
$13.35	(0.98)%	$67.5	1.82%	1.82%	1.22%	44%

$16.76	15.34%	$1.0	1.36%[f]	1.36%	1.38%	28%
$14.92	11.67%[h]	$0.9	1.37%	1.37%	1.51%[g]	31%
$14.24	17.90%	$0.8	1.37%	1.37%	1.62%	28%
$12.75	1.73%	$0.6	1.37%	1.37%	1.97%	30%
$13.44	(0.51)%	$0.5	1.38%	1.38%	1.66%	44%

$16.88	16.82%	$41.7	0.57%[f]	0.06%	2.67%	28%
$15.03	13.08%[h]	$44.7	0.57%	0.06%	2.81%[g]	31%
$14.34	19.46%	$39.3	0.58%	0.06%	2.91%	28%
$12.83	3.17%	$32.8	0.57%	0.06%	3.28%	30%
$13.51	(5.66)%[j]	$32.0	0.57%[k]	0.06%[k]	3.16%[k]	44%[l]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Focus Fund
Investor Class
8/31/2026	$35.19	$0.22	$3.82	$4.04	$(0.09)	$(3.19)	$—	$(3.28)
8/31/2025	$29.60	$0.09	$5.56	$5.65	$(0.04)	$(0.02)	$—	$(0.06)
8/31/2024	$23.56	$0.10	$6.09	$6.19	$(0.15)	$—	$—	$(0.15)
8/31/2023	$21.08	$0.09	$2.40	$2.49	$(0.01)	$—	$—	$(0.01)
8/31/2022	$35.97	$(0.00)	$(9.12)	$(9.12)	$—	$(5.77)	$—	$(5.77)

Trust Class
8/31/2026[m]	$35.19	$0.14	$3.82	$3.96	$(0.04)	$(3.19)	$—	$(3.23)
8/31/2025[m]	$29.62	$0.02	$5.57	$5.59	$—	$(0.02)	$—	$(0.02)
8/31/2024[m]	$23.57	$0.05	$6.10	$6.15	$(0.10)	$—	$—	$(0.10)
8/31/2023[m]	$21.12	$0.05	$2.40	$2.45	$—	$—	$—	$—
8/31/2022[m]	$36.14	$(0.06)	$(9.15)	$(9.21)	$—	$(5.81)	$—	$(5.81)

Advisor Class
8/31/2026[m]	$35.19	$0.07	$3.82	$3.89	$(0.03)	$(3.19)	$—	$(3.22)
8/31/2025[m]	$29.69	$(0.04)	$5.56	$5.52	$—	$(0.02)	$—	$(0.02)
8/31/2024[m]	$23.62	$(0.01)	$6.11	$6.10	$(0.03)	$—	$—	$(0.03)
8/31/2023[m]	$21.21	$0.01	$2.40	$2.41	$—	$—	$—	$—
8/31/2022[m]	$36.36	$(0.10)	$(9.19)	$(9.29)	$—	$(5.86)	$—	$(5.86)

Institutional Class
8/31/2026[m]	$35.20	$0.27	$3.83	$4.10	$(0.13)	$(3.19)	$—	$(3.32)
8/31/2025[m]	$29.59	$0.14	$5.56	$5.70	$(0.07)	$(0.02)	$—	$(0.09)
8/31/2024[m]	$23.54	$0.14	$6.09	$6.23	$(0.18)	$—	$—	$(0.18)
8/31/2023[m]	$21.08	$0.13	$2.38	$2.51	$(0.05)	$—	$—	$(0.05)
8/31/2022[m]	$35.89	$0.05	$(9.12)	$(9.07)	$—	$(5.74)	$—	$(5.74)

Class A
8/31/2026[m]	$35.19	$0.14	$3.82	$3.96	$(0.07)	$(3.19)	$—	$(3.26)
8/31/2025[m]	$29.63	$0.02	$5.56	$5.58	$—	$(0.02)	$—	$(0.02)
8/31/2024[m]	$23.58	$0.05	$6.10	$6.15	$(0.10)	$—	$—	$(0.10)
8/31/2023[m]	$21.13	$0.06	$2.39	$2.45	$—	$—	$—	$—
8/31/2022[m]	$36.17	$(0.06)	$(9.16)	$(9.22)	$—	$(5.82)	$—	$(5.82)

Class C
8/31/2026[m]	$35.17	$(0.14)	$3.82	$3.68	$—	$(3.19)	$—	$(3.19)
8/31/2025[m]	$29.83	$(0.22)	$5.59	$5.37	$—	$(0.03)	$—	$(0.03)
8/31/2024[m]	$23.83	$(0.15)	$6.15	$6.00	$—	$—	$—	$—
8/31/2023[m]	$21.52	$(0.11)	$2.42	$2.31	$—	$—	$—	$—
8/31/2022[m]	$37.31	$(0.29)	$(9.34)	$(9.63)	$—	$(6.16)	$—	$(6.16)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$35.95	12.27%	$749.3	0.89%[f]	0.89%	0.63%	73%
$35.19	19.11%	$728.6	0.90%[f]	0.90%	0.28%	79%
$29.60	26.38%	$659.4	0.91%	0.91%	0.38%	38%
$23.56	11.82%	$567.7	0.91%	0.91%	0.43%	78%
$21.08	(29.67)%	$553.0	0.89%	0.89%	(0.00)%	176%

$35.92	12.00%	$31.5	1.09%[f]	1.09%	0.41%	73%
$35.19	18.90%	$33.9	1.10%[f]	1.10%	0.07%	79%
$29.62	26.13%	$33.7	1.11%	1.11%	0.18%	38%
$23.57	11.59%	$30.5	1.11%	1.11%	0.22%	78%
$21.12	(29.82)%	$31.9	1.10%	1.10%	(0.21)%	176%

$35.86	11.79%	$1.4	1.31%[f]	1.31%	0.22%	73%
$35.19	18.60%	$1.1	1.32%[f]	1.32%	(0.14)%	79%
$29.69	25.87%	$0.9	1.34%	1.34%	(0.06)%	38%
$23.62	11.35%	$1.0	1.34%	1.34%	0.03%	78%
$21.21	(29.93)%	$1.0	1.25%	1.25%	(0.35)%	176%

$35.98	12.43%	$31.9	0.73%[f]	0.73%[n]	0.76%	73%
$35.20	19.32%	$29.2	0.75%[f]	0.75%[n]	0.44%	79%
$29.59	26.59%	$22.3	0.76%	0.75%	0.53%	38%
$23.54	11.96%	$18.7	0.76%	0.75%	0.58%	78%
$21.08	(29.57)%	$19.0	0.75%	0.75%	0.18%	176%

$35.89	12.01%	$3.9	1.12%[f]	1.11%	0.41%	73%
$35.19	18.86%	$3.2	1.13%[f]	1.11%	0.05%	79%
$29.63	26.12%	$2.6	1.13%	1.11%	0.18%	38%
$23.58	11.60%	$2.6	1.14%	1.11%	0.26%	78%
$21.13	(29.83)%	$2.1	1.13%	1.11%	(0.21)%	176%

$35.66	11.13%	$0.2	2.00%[f]	1.86%	(0.41)%	73%
$35.17	18.01%	$0.3	1.96%[f]	1.86%	(0.69)%	79%
$29.83	25.16%	$0.3	1.95%	1.86%	(0.57)%	38%
$23.83	10.76%	$0.2	1.95%	1.86%	(0.47)%	78%
$21.52	(30.35)%	$0.3	1.91%	1.86%	(1.01)%	176%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Genesis Fund
Investor Class
8/31/2026[o]	$64.97	$0.08	$5.36	$5.44	$(0.14)	$(8.66)	$—	$(8.80)
8/31/2025[o]	$68.07	$0.03	$(1.72)	$(1.69)	$—	$(1.41)	$—	$(1.41)
8/31/2024[o]	$61.04	$0.02	$8.86	$8.88	$(0.02)	$(1.83)	$—	$(1.85)
8/31/2023[o]	$61.77	$0.06	$5.24	$5.30	$—	$(6.03)	$—	$(6.03)
8/31/2022[o]	$80.56	$(0.08)	$(10.52)	$(10.60)	$—	$(8.19)	$—	$(8.19)

Trust Class
8/31/2026[o]	$64.98	$0.02	$5.37	$5.39	$(0.06)	$(8.71)	$—	$(8.77)
8/31/2025[o]	$68.17	$(0.03)	$(1.74)	$(1.77)	$—	$(1.42)	$—	$(1.42)
8/31/2024[o]	$61.16	$(0.04)	$8.90	$8.86	$(0.01)	$(1.84)	$—	$(1.85)
8/31/2023[o]	$61.98	$0.00	$5.25	$5.25	$—	$(6.07)	$—	$(6.07)
8/31/2022[o]	$80.92	$(0.14)	$(10.56)	$(10.70)	$—	$(8.24)	$—	$(8.24)

Advisor Class
8/31/2026[o]	$65.30	$(0.13)	$5.36	$5.23	$—	$(8.96)	$—	$(8.96)
8/31/2025[o]	$68.70	$(0.20)	$(1.74)	$(1.94)	$—	$(1.46)	$—	$(1.46)
8/31/2024[o]	$61.83	$(0.20)	$8.96	$8.76	$—	$(1.89)	$—	$(1.89)
8/31/2023[o]	$62.90	$(0.15)	$5.32	$5.17	$—	$(6.24)	$—	$(6.24)
8/31/2022[o]	$82.44	$(0.32)	$(10.75)	$(11.07)	$—	$(8.47)	$—	$(8.47)

Institutional Class
8/31/2026	$64.97	$0.18	$5.35	$5.53	$(0.21)	$(8.62)	$—	$(8.83)
8/31/2025	$67.96	$0.13	$(1.72)	$(1.59)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$60.91	$0.11	$8.85	$8.96	$(0.09)	$(1.82)	$—	$(1.91)
8/31/2023	$61.58	$0.15	$5.23	$5.38	$(0.05)	$(6.00)	$—	$(6.05)
8/31/2022	$80.18	$0.03	$(10.48)	$(10.45)	$—	$(8.15)	$—	$(8.15)

Class R6
8/31/2026	$64.97	$0.23	$5.35	$5.58	$(0.31)	$(8.62)	$—	$(8.93)
8/31/2025	$67.93	$0.20	$(1.72)	$(1.52)	$(0.04)	$(1.40)	$—	$(1.44)
8/31/2024	$60.90	$0.17	$8.85	$9.02	$(0.17)	$(1.82)	$—	$(1.99)
8/31/2023	$61.61	$0.21	$5.23	$5.44	$(0.15)	$(6.00)	$—	$(6.15)
8/31/2022	$80.14	$0.10	$(10.48)	$(10.38)	$—	$(8.15)	$—	$(8.15)

Class E
8/31/2026[o]	$65.05	$0.66	$5.35	$6.01	$(0.80)	$(8.57)	$—	$(9.37)
8/31/2025[o]	$67.82	$0.66	$(1.69)	$(1.03)	$(0.35)	$(1.39)	$—	$(1.74)
8/31/2024[o]	$60.77	$0.61	$8.84	$9.45	$(0.59)	$(1.81)	$—	$(2.40)
8/31/2023[o]	$61.51	$0.63	$5.19	$5.82	$(0.59)	$(5.97)	$—	$(6.56)
Period from 1/11/2022[i] to 8/31/2022[o]	$70.63	$0.35	$(9.47)	$(9.12)	$—	$—	$—	$—
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$61.61	9.98%	$1,356.3	0.99%	0.99%	0.14%	37%
$64.97	(2.63)%	$1,550.0	0.99%	0.99%	0.05%	23%
$68.07	14.95%	$1,794.5	0.99%	0.99%	0.03%	13%
$61.04	9.64%	$1,663.4	0.99%	0.99%	0.10%	17%
$61.77	(14.63)%	$1,664.6	0.99%	0.99%	(0.11)%	12%

$61.60	9.87%	$742.9	1.09%	1.09%	0.04%	37%
$64.98	(2.73)%	$886.8	1.08%	1.08%	(0.04)%	23%
$68.17	14.86%	$1,033.5	1.09%	1.09%	(0.07)%	13%
$61.16	9.52%	$1,036.4	1.09%	1.09%	0.00%	17%
$61.98	(14.71)%	$1,008.4	1.09%	1.09%	(0.21)%	12%

$61.57	9.58%	$66.4	1.34%	1.34%	(0.22)%	37%
$65.30	(2.97)%	$75.4	1.34%	1.34%	(0.30)%	23%
$68.70	14.55%	$102.5	1.34%	1.34%	(0.32)%	13%
$61.83	9.27%	$102.1	1.34%	1.34%	(0.25)%	17%
$62.90	(14.93)%	$108.6	1.34%	1.34%	(0.46)%	12%

$61.67	10.13%	$1,689.1	0.84%	0.84%	0.30%	37%
$64.97	(2.47)%	$2,303.6	0.83%	0.83%	0.20%	23%
$67.96	15.13%	$2,667.9	0.84%	0.84%	0.18%	13%
$60.91	9.82%	$2,533.4	0.84%	0.84%	0.25%	17%
$61.58	(14.50)%	$2,569.7	0.84%	0.84%	0.04%	12%

$61.62	10.24%	$3,245.6	0.74%	0.74%	0.39%	37%
$64.97	(2.37)%	$4,255.7	0.73%	0.73%	0.31%	23%
$67.93	15.24%	$4,789.0	0.74%	0.74%	0.28%	13%
$60.90	9.92%	$4,566.4	0.74%	0.74%	0.35%	17%
$61.61	(14.41)%	$4,463.8	0.74%	0.74%	0.14%	12%

$61.69	11.04%	$127.0	0.69%	0.02%	1.10%	37%
$65.05	(1.67)%	$155.4	0.68%	0.02%	1.02%	23%
$67.82	16.08%	$168.7	0.69%	0.03%	0.99%	13%
$60.77	10.70%	$146.3	0.69%	0.03%	1.06%	17%
$61.51	(12.92)%[j]	$134.0	0.70%[k]	0.03%[k]	0.86%[k]	12%[l]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Equity Fund
Investor Class
8/31/2026	$14.81	$0.10	$1.38	$1.48	$(0.16)	$(1.05)	$—	$(1.21)
8/31/2025	$14.32	$0.14	$0.89	$1.03	$(0.21)	$(0.33)	$—	$(0.54)
8/31/2024	$12.13	$0.22 [g]	$2.26	$2.48	$(0.24)	$(0.05)	$—	$(0.29)
8/31/2023	$11.13	$0.16	$1.42	$1.58	$(0.09)	$(0.49)	$—	$(0.58)
8/31/2022	$17.18	$0.15	$(4.43)	$(4.28)	$(0.14)	$(1.63)	$—	$(1.77)

Trust Class
8/31/2026	$14.81	$0.09	$1.38	$1.47	$(0.12)	$(1.05)	$—	$(1.17)
8/31/2025	$14.33	$0.13	$0.88	$1.01	$(0.20)	$(0.33)	$—	$(0.53)
8/31/2024	$12.13	$0.22 [g]	$2.25	$2.47	$(0.22)	$(0.05)	$—	$(0.27)
8/31/2023	$11.13	$0.15	$1.43	$1.58	$(0.09)	$(0.49)	$—	$(0.58)
8/31/2022	$17.18	$0.14	$(4.43)	$(4.29)	$(0.13)	$(1.63)	$—	$(1.76)

Institutional Class
8/31/2026	$14.83	$0.13	$1.38	$1.51	$(0.19)	$(1.05)	$—	$(1.24)
8/31/2025	$14.35	$0.17	$0.88	$1.05	$(0.24)	$(0.33)	$—	$(0.57)
8/31/2024	$12.16	$0.25 [g]	$2.26	$2.51	$(0.27)	$(0.05)	$—	$(0.32)
8/31/2023	$11.14	$0.19	$1.43	$1.62	$(0.11)	$(0.49)	$—	$(0.60)
8/31/2022	$17.20	$0.18	$(4.43)	$(4.25)	$(0.18)	$(1.63)	$—	$(1.81)

Class A
8/31/2026	$14.88	$0.08	$1.38	$1.46	$(0.13)	$(1.05)	$—	$(1.18)
8/31/2025	$14.38	$0.12	$0.89	$1.01	$(0.18)	$(0.33)	$—	$(0.51)
8/31/2024	$12.17	$0.20 [g]	$2.27	$2.47	$(0.21)	$(0.05)	$—	$(0.26)
8/31/2023	$11.17	$0.14	$1.43	$1.57	$(0.08)	$(0.49)	$—	$(0.57)
8/31/2022	$17.16	$0.13	$(4.44)	$(4.31)	$(0.05)	$(1.63)	$—	$(1.68)

Class C
8/31/2026	$14.69	$(0.04)	$1.38	$1.34	$(0.03)	$(1.05)	$—	$(1.08)
8/31/2025	$14.17	$0.01	$0.89	$0.90	$(0.05)	$(0.33)	$—	$(0.38)
8/31/2024	$11.95	$0.10 [g]	$2.24	$2.34	$(0.07)	$(0.05)	$—	$(0.12)
8/31/2023	$10.99	$0.05	$1.42	$1.47	$(0.02)	$(0.49)	$—	$(0.51)
8/31/2022	$17.00	$0.03	$(4.39)	$(4.36)	$(0.02)	$(1.63)	$—	$(1.65)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$15.08	10.59%	$75.8	1.20%	1.05%	0.71%	85%
$14.81	7.76%	$75.7	1.22%[f]	1.07%	1.04%	61%
$14.32	20.86%	$76.1	1.26%[f]	1.11%[p]	1.78%[g]	64%
$12.13	14.72%	$71.2	1.21%[f]	1.07%	1.41%	41%
$11.13	(27.43)%	$67.5	1.19%[f]	1.09%	1.09%	49%

$15.11	10.55%	$19.1	1.28%	1.13%	0.62%	85%
$14.81	7.63%	$23.4	1.28%[f]	1.13%	0.98%	61%
$14.33	20.81%	$23.9	1.32%[f]	1.17%[p]	1.71%[g]	64%
$12.13	14.66%	$22.2	1.28%[f]	1.14%	1.32%	41%
$11.13	(27.49)%	$21.8	1.26%[f]	1.16%	1.04%	49%

$15.10	10.80%	$833.7	1.02%	0.85%	0.88%	85%
$14.83	7.93%	$919.2	1.02%[f]	0.85%	1.26%	61%
$14.35	21.08%	$919.5	1.06%[f]	0.89%[p]	1.97%[g]	64%
$12.16	15.09%	$870.5	1.03%[f]	0.86%	1.59%	41%
$11.14	(27.29)%	$953.7	1.00%[f]	0.87%	1.30%	49%

$15.16	10.43%	$10.5	1.40%	1.21%	0.54%	85%
$14.88	7.54%	$10.6	1.39%[f]	1.21%	0.89%	61%
$14.38	20.73%	$12.4	1.45%[f]	1.26%[p]	1.61%[g]	64%
$12.17	14.56%	$11.8	1.41%[f]	1.22%	1.22%	41%
$11.17	(27.53)%	$11.1	1.37%[f]	1.23%	0.91%	49%

$14.95	9.64%	$1.7	2.16%	1.96%	(0.29)%	85%
$14.69	6.76%	$2.5	2.16%[f]	1.96%	0.06%	61%
$14.17	19.72%	$3.4	2.19%[f]	2.01%[p]	0.79%[g]	64%
$11.95	13.78%	$4.3	2.15%[f]	1.97%	0.45%	41%
$10.99	(28.09)%	$4.9	2.12%[f]	1.98%	0.21%	49%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Equity Fund (cont’d)
Class R6
8/31/2026	$14.82	$0.14	$1.39	$1.53	$(0.20)	$(1.05)	$—	$(1.25)
8/31/2025	$14.35	$0.18	$0.88	$1.06	$(0.26)	$(0.33)	$—	$(0.59)
8/31/2024	$12.18	$0.27 [g]	$2.25	$2.52	$(0.30)	$(0.05)	$—	$(0.35)
8/31/2023	$11.16	$0.21	$1.42	$1.63	$(0.12)	$(0.49)	$—	$(0.61)
8/31/2022	$17.22	$0.19	$(4.43)	$(4.24)	$(0.19)	$(1.63)	$—	$(1.82)

Class E
8/31/2026	$14.86	$0.25	$1.38	$1.63	$(0.30)	$(1.05)	$—	$(1.35)
8/31/2025	$14.39	$0.29	$0.86	$1.15	$(0.35)	$(0.33)	$—	$(0.68)
8/31/2024	$12.25	$0.36 [g]	$2.26	$2.62	$(0.43)	$(0.05)	$—	$(0.48)
8/31/2023	$11.20	$0.29	$1.43	$1.72	$(0.18)	$(0.49)	$—	$(0.67)
Period from 1/11/2022[i] to 8/31/2022	$14.79	$0.19	$(3.78)	$(3.59)	$—	$—	$—	$—

International Select Fund
Trust Class
8/31/2026	$15.33	$0.11	$1.70	$1.81	$(0.13)	$(0.71)	$—	$(0.84)
8/31/2025	$14.75	$0.14	$0.83	$0.97	$(0.13)	$(0.26)	$—	$(0.39)
8/31/2024	$12.63	$0.16	$2.29	$2.45	$(0.19)	$(0.14)	$—	$(0.33)
8/31/2023	$11.58	$0.16	$1.45	$1.61	$(0.10)	$(0.46)	$—	$(0.56)
8/31/2022	$17.62	$0.16	$(4.49)	$(4.33)	$(0.09)	$(1.62)	$—	$(1.71)

Institutional Class
8/31/2026	$15.30	$0.16	$1.69	$1.85	$(0.18)	$(0.71)	$—	$(0.89)
8/31/2025	$14.72	$0.19	$0.83	$1.02	$(0.18)	$(0.26)	$—	$(0.44)
8/31/2024	$12.60	$0.21	$2.28	$2.49	$(0.23)	$(0.14)	$—	$(0.37)
8/31/2023	$11.57	$0.20	$1.44	$1.64	$(0.15)	$(0.46)	$—	$(0.61)
8/31/2022	$17.60	$0.21	$(4.47)	$(4.26)	$(0.15)	$(1.62)	$—	$(1.77)

Class A
8/31/2026	$15.17	$0.08	$1.71	$1.79	$(0.11)	$(0.71)	$—	$(0.82)
8/31/2025	$14.60	$0.13	$0.83	$0.96	$(0.13)	$(0.26)	$—	$(0.39)
8/31/2024	$12.50	$0.16	$2.27	$2.43	$(0.19)	$(0.14)	$—	$(0.33)
8/31/2023	$11.47	$0.15	$1.44	$1.59	$(0.10)	$(0.46)	$—	$(0.56)
8/31/2022	$17.47	$0.16	$(4.44)	$(4.28)	$(0.10)	$(1.62)	$—	$(1.72)

Class C
8/31/2026	$14.71	$(0.01)	$1.62	$1.61	$(0.01)	$(0.71)	$—	$(0.72)
8/31/2025	$14.15	$0.01	$0.82	$0.83	$(0.01)	$(0.26)	$—	$(0.27)
8/31/2024	$12.13	$0.06	$2.20	$2.26	$(0.10)	$(0.14)	$—	$(0.24)
8/31/2023	$11.14	$0.06	$1.40	$1.46	$(0.01)	$(0.46)	$—	$(0.47)
8/31/2022	$17.09	$0.05	$(4.33)	$(4.28)	$(0.05)	$(1.62)	$—	$(1.67)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$15.10	10.98%	$25.5	0.92%	0.75%	0.95%	85%
$14.82	8.02%	$44.4	0.93%[f]	0.75%	1.33%	61%
$14.35	21.22%	$49.9	0.97%[f]	0.79%[p]	2.14%[g]	64%
$12.18	15.15%	$41.5	0.93%[f]	0.76%	1.80%	41%
$11.16	(27.18)%	$27.7	0.90%[f]	0.77%	1.29%	49%

$15.14	11.76%	$39.4	0.87%	0.06%	1.68%	85%
$14.86	8.75%	$42.7	0.87%[f]	0.07%	2.06%	61%
$14.39	22.09%	$38.9	0.91%[f]	0.10%[p]	2.81%[g]	64%
$12.25	15.97%	$32.2	0.88%[f]	0.07%	2.44%	41%
$11.20	(24.27)%[j]	$28.1	0.86%[f,k]	0.07%[k]	2.42%[k]	49%[l]

$16.30	12.26%	$5.9	1.36%[f]	1.16%	0.68%	88%
$15.33	6.94%	$5.7	1.39%[f]	1.15%	0.97%	58%
$14.75	19.82%	$5.5	1.38%[f]	1.15%[e]	1.24%	69%
$12.63	14.41%	$4.9	1.47%[f]	1.16%	1.29%	43%
$11.58	(26.93)%	$4.5	1.41%[f]	1.19%	1.11%	55%

$16.26	12.62%	$212.5	0.92%[f]	0.81%	1.02%	88%
$15.30	7.36%	$210.9	0.94%[f]	0.80%	1.32%	58%
$14.72	20.29%	$160.4	0.96%[f]	0.80%[e]	1.60%	69%
$12.60	14.68%	$137.5	0.98%[f]	0.81%	1.65%	43%
$11.57	(26.61)%	$119.9	1.00%[f]	0.84%	1.48%	55%

$16.14	12.25%	$4.0	1.29%[f]	1.17%	0.54%	88%
$15.17	6.94%	$6.2	1.31%[f]	1.16%	0.90%	58%
$14.60	19.88%	$4.3	1.34%[f]	1.16%[e]	1.21%	69%
$12.50	14.34%	$3.9	1.36%[f]	1.17%	1.28%	43%
$11.47	(26.89)%	$3.1	1.37%[f]	1.20%	1.10%	55%

$15.60	11.35%	$0.5	2.10%[f]	1.92%	(0.08)%	88%
$14.71	6.16%	$0.5	2.10%[f]	1.91%	0.06%	58%
$14.15	18.95%	$0.7	2.13%[f]	1.91%[e]	0.46%	69%
$12.13	13.49%	$0.7	2.16%[f]	1.92%	0.52%	43%
$11.14	(27.45)%	$0.5	2.15%[f]	1.95%	0.38%	55%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Select Fund (cont’d)
Class R3
8/31/2026	$14.97	$0.07	$1.65	$1.72	$(0.06)	$(0.71)	$—	$(0.77)
8/31/2025	$14.43	$0.10	$0.80	$0.90	$(0.10)	$(0.26)	$—	$(0.36)
8/31/2024	$12.36	$0.12	$2.25	$2.37	$(0.16)	$(0.14)	$—	$(0.30)
8/31/2023	$11.35	$0.12	$1.42	$1.54	$(0.07)	$(0.46)	$—	$(0.53)
8/31/2022	$17.32	$0.12	$(4.39)	$(4.27)	$(0.08)	$(1.62)	$—	$(1.70)

Class R6
8/31/2026	$15.30	$0.22	$1.65	$1.87	$(0.19)	$(0.71)	$—	$(0.90)
8/31/2025	$14.73	$0.22	$0.80	$1.02	$(0.19)	$(0.26)	$—	$(0.45)
8/31/2024	$12.61	$0.22	$2.28	$2.50	$(0.24)	$(0.14)	$—	$(0.38)
8/31/2023	$11.57	$0.21	$1.45	$1.66	$(0.16)	$(0.46)	$—	$(0.62)
8/31/2022	$17.61	$0.24	$(4.49)	$(4.25)	$(0.17)	$(1.62)	$—	$(1.79)

Intrinsic Value Fund
Institutional Class
8/31/2026	$23.27	$(0.03)	$6.96	$6.93	$(0.01)	$(1.03)	$—	$(1.04)
8/31/2025	$21.21	$0.06	$2.20	$2.26	$—	$(0.20)	$—	$(0.20)
8/31/2024	$19.43	$(0.03)	$1.86	$1.83	$—	$(0.05)	$—	$(0.05)
8/31/2023	$19.00	$(0.01)	$1.11	$1.10	$—	$(0.67)	$—	$(0.67)
8/31/2022	$24.01	$(0.08)	$(3.45)	$(3.53)	$—	$(1.48)	$—	$(1.48)

Class A
8/31/2026[o]	$23.36	$(0.13)	$6.97	$6.84	$—	$(1.06)	$—	$(1.06)
8/31/2025[o]	$21.38	$(0.01)	$2.20	$2.19	$—	$(0.21)	$—	$(0.21)
8/31/2024[o]	$19.65	$(0.10)	$1.88	$1.78	$—	$(0.05)	$—	$(0.05)
8/31/2023[o]	$19.31	$(0.08)	$1.11	$1.03	$—	$(0.69)	$—	$(0.69)
8/31/2022[o]	$24.51	$(0.17)	$(3.50)	$(3.67)	$—	$(1.53)	$—	$(1.53)

Class C
8/31/2026[o]	$23.57	$(0.34)	$7.02	$6.68	$—	$(1.14)	$—	$(1.14)
8/31/2025[o]	$21.74	$(0.17)	$2.22	$2.05	$—	$(0.22)	$—	$(0.22)
8/31/2024[o]	$20.14	$(0.26)	$1.92	$1.66	$—	$(0.06)	$—	$(0.06)
8/31/2023[o]	$19.96	$(0.23)	$1.15	$0.92	$—	$(0.74)	$—	$(0.74)
8/31/2022[o]	$25.58	$(0.33)	$(3.66)	$(3.99)	$—	$(1.63)	$—	$(1.63)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$15.92	11.95%	$1.3	1.56%[f]	1.42%	0.43%	88%
$14.97	6.61%	$1.3	1.58%[f]	1.41%	0.73%	58%
$14.43	19.57%	$1.6	1.60%[f]	1.41%[e]	0.97%	69%
$12.36	14.04%	$1.4	1.63%[f]	1.42%	1.03%	43%
$11.35	(27.06)%	$1.2	1.64%[f]	1.45%	0.87%	55%

$16.27	12.79%	$30.0	0.82%[f]	0.71%	1.39%	88%
$15.30	7.39%	$21.7	0.84%[f]	0.70%	1.52%	58%
$14.73	20.39%	$0.2	0.95%[f]	0.70%[e]	1.68%	69%
$12.61	14.90%	$0.1	0.96%[f]	0.71%	1.71%	43%
$11.57	(26.59)%	$0.2	0.89%[f]	0.73%	1.58%	55%

$29.16	30.60%	$1,290.8	0.94%	0.94%	(0.12)%	25%
$23.27	10.68%	$1,024.1	0.96%	0.96%	0.30%	12%
$21.21	9.44%	$1,104.2	0.95%	0.95%[e]	(0.16)%	21%
$19.43	6.12%	$1,351.6	0.95%	0.95%	(0.04)%	10%
$19.00	(15.58)%	$1,204.8	1.00%	1.00%[n]	(0.37)%	12%

$29.14	30.12%	$48.3	1.31%	1.31%	(0.47)%	25%
$23.36	10.26%	$39.1	1.33%	1.33%	(0.06)%	12%
$21.38	9.06%	$44.1	1.31%	1.31%[e]	(0.52)%	21%
$19.65	5.67%	$75.0	1.34%	1.34%[n]	(0.44)%	10%
$19.31	(15.90)%	$49.0	1.36%	1.36%[n]	(0.73)%	12%

$29.11	29.14%	$20.7	2.05%	2.05%	(1.25)%	25%
$23.57	9.45%	$16.0	2.07%	2.07%	(0.80)%	12%
$21.74	8.24%	$17.3	2.07%	2.07%[e]	(1.28)%	21%
$20.14	4.89%	$19.4	2.09%	2.09%[n]	(1.18)%	10%
$19.96	(16.52)%	$20.4	2.11%	2.11%[n]	(1.48)%	12%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Intrinsic Value Fund (cont’d)
Class R6
8/31/2026[o]	$23.25	$(0.05)	$7.00	$6.95	$(0.02)	$(1.02)	$—	$(1.04)
8/31/2025[o]	$21.17	$0.09	$2.19	$2.28	$—	$(0.20)	$—	$(0.20)
8/31/2024[o]	$19.38	$(0.02)	$1.86	$1.84	$—	$(0.05)	$—	$(0.05)
8/31/2023[o]	$18.92	$0.01	$1.11	$1.12	$—	$(0.66)	$—	$(0.66)
8/31/2022[o]	$23.88	$(0.05)	$(3.44)	$(3.49)	$—	$(1.47)	$—	$(1.47)

Large Cap Growth Fund
Investor Class
8/31/2026[q]	$32.45	$(0.05)	$3.18	$3.13	$—	$(3.69)	$—	$(3.69)
8/31/2025[q]	$28.97	$(0.04)	$5.28	$5.24	$(0.05)	$(1.71)	$—	$(1.76)
8/31/2024[q]	$24.23	$0.01	$5.80	$5.81	$(0.07)	$(1.00)	$—	$(1.07)
8/31/2023[q]	$21.86	$0.04	$3.60	$3.64	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[q]	$29.38	$0.03	$(4.60)	$(4.57)	$(0.02)	$(2.93)	$—	$(2.95)

Trust Class
8/31/2026[m,q]	$32.44	$(0.11)	$3.18	$3.07	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,q]	$29.02	$(0.10)	$5.27	$5.17	$(0.03)	$(1.72)	$—	$(1.75)
8/31/2024[m,q]	$24.30	$(0.04)	$5.81	$5.77	$(0.04)	$(1.01)	$—	$(1.05)
8/31/2023[m,q]	$21.97	$(0.00)	$3.61	$3.61	$(0.00)	$(1.28)	$—	$(1.28)
8/31/2022[m,q]	$29.56	$(0.02)	$(4.62)	$(4.64)	$(0.00)	$(2.95)	$—	$(2.95)

Advisor Class
8/31/2026[m,q]	$32.45	$(0.24)	$3.17	$2.93	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,q]	$29.17	$(0.22)	$5.30	$5.08	$(0.03)	$(1.77)	$—	$(1.80)
8/31/2024[m,q]	$24.53	$(0.16)	$5.86	$5.70	$—	$(1.06)	$—	$(1.06)
8/31/2023[m,q]	$22.29	$(0.09)	$3.65	$3.56	$(0.00)	$(1.32)	$—	$(1.32)
8/31/2022[m,q]	$30.08	$(0.07)	$(4.70)	$(4.77)	$—	$(3.02)	$—	$(3.02)

Institutional Class
8/31/2026[m,q]	$32.45	$(0.00)	$3.19	$3.19	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,q]	$28.94	$0.00	$5.27	$5.27	$(0.06)	$(1.70)	$—	$(1.76)
8/31/2024[m,q]	$24.22	$0.05	$5.80	$5.85	$(0.13)	$(1.00)	$—	$(1.13)
8/31/2023[m,q]	$21.81	$0.08	$3.60	$3.68	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[m,q]	$29.31	$0.07	$(4.60)	$(4.53)	$(0.05)	$(2.92)	$—	$(2.97)

Class A
8/31/2026[m,q]	$32.44	$(0.12)	$3.18	$3.06	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,q]	$29.03	$(0.11)	$5.27	$5.16	$(0.02)	$(1.73)	$—	$(1.75)
8/31/2024[m,q]	$24.31	$(0.04)	$5.81	$5.77	$(0.04)	$(1.01)	$—	$(1.05)
8/31/2023[m,q]	$21.99	$(0.00)	$3.60	$3.60	$(0.00)	$(1.28)	$—	$(1.28)
8/31/2022[m,q]	$29.60	$(0.02)	$(4.64)	$(4.66)	$—	$(2.95)	$—	$(2.95)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$29.16	30.71%	$76.4	0.84%	0.84%	(0.19)%	25%
$23.25	10.79%	$107.1	0.86%	0.86%	0.40%	12%
$21.17	9.54%	$114.8	0.86%	0.86%[e]	(0.08)%	21%
$19.38	6.25%	$104.5	0.85%	0.85%	0.06%	10%
$18.92	(15.49)%	$101.3	0.86%	0.86%	(0.23)%	12%

$31.89	10.62%	$2,046.6	0.79%[f]	0.79%[r]	(0.15)%[s]	39%
$32.45	18.50%	$2,022.5	0.80%	0.80%[r]	(0.14)%[s]	30%
$28.97	24.80%	$1,832.4	0.81%	0.81%[r]	0.05%[s]	30%
$24.23	18.03%	$1,565.1	0.83%	0.83%[r]	0.20%[s]	35%
$21.86	(17.16)%	$1,408.1	0.83%	0.83%[r]	0.11%[s]	32%

$31.82	10.43%	$45.4	1.00%[f]	1.00%[r]	(0.36)%[s]	39%
$32.44	18.22%	$49.5	1.00%	1.00%[r]	(0.34)%[s]	30%
$29.02	24.54%	$48.0	1.01%	1.01%[r]	(0.15)%[s]	30%
$24.30	17.82%	$40.8	1.03%	1.03%[r]	(0.00)%[s]	35%
$21.97	(17.31)%	$37.7	1.03%	1.03%[r]	(0.10)%[s]	32%

$31.69	9.95%	$0.3	1.42%[f]	1.42%[r]	(0.77)%[s]	39%
$32.45	17.82%	$0.2	1.40%	1.40%[r]	(0.73)%[s]	30%
$29.17	23.99%	$0.2	1.44%	1.44%[r]	(0.59)%[s]	30%
$24.53	17.30%	$0.2	1.34%	1.34%[r]	(0.43)%[s]	35%
$22.29	(17.45)%	$2.3	1.17%	1.17%[r]	(0.29)%[s]	32%

$31.95	10.82%	$464.0	0.65%[f]	0.65%[r]	(0.01)%[s]	39%
$32.45	18.64%	$466.6	0.65%	0.65%[r]	0.02%[s]	30%
$28.94	25.00%	$571.5	0.66%	0.66%[r]	0.20%[s]	30%
$24.22	18.24%	$415.8	0.68%	0.68%[r]	0.34%[s]	35%
$21.81	(17.06)%	$245.1	0.68%	0.68%[r]	0.28%[s]	32%

$31.81	10.38%	$30.3	1.02%[f]	1.02%[r]	(0.38)%[s]	39%
$32.44	18.23%	$29.5	1.02%	1.02%[r]	(0.36)%[s]	30%
$29.03	24.51%	$26.7	1.02%	1.02%[r]	(0.17)%[s]	30%
$24.31	17.80%	$23.4	1.05%	1.05%[r]	(0.01)%[s]	35%
$21.99	(17.33)%	$12.4	1.05%	1.05%[r]	(0.09)%[s]	32%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Growth Fund (cont’d)
Class C
8/31/2026[m,q]	$32.43	$(0.35)	$3.16	$2.81	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,q]	$29.32	$(0.33)	$5.30	$4.97	$(0.03)	$(1.83)	$—	$(1.86)
8/31/2024[m,q]	$24.76	$(0.25)	$5.91	$5.66	$—	$(1.10)	$—	$(1.10)
8/31/2023[m,q]	$22.61	$(0.17)	$3.69	$3.52	$(0.00)	$(1.37)	$—	$(1.37)
8/31/2022[m,q]	$30.76	$(0.21)	$(4.80)	$(5.01)	$—	$(3.14)	$—	$(3.14)

Class R3
8/31/2026[q]	$32.43	$(0.20)	$3.18	$2.98	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,q]	$29.13	$(0.19)	$5.28	$5.09	$(0.03)	$(1.76)	$—	$(1.79)
8/31/2024[m,q]	$24.46	$(0.11)	$5.83	$5.72	$(0.02)	$(1.03)	$—	$(1.05)
8/31/2023[m,q]	$22.20	$(0.06)	$3.63	$3.57	$(0.00)	$(1.31)	$—	$(1.31)
8/31/2022[m,q]	$30.00	$(0.10)	$(4.69)	$(4.79)	$—	$(3.01)	$—	$(3.01)

Class R6
8/31/2026[q]	$32.45	$0.03	$3.19	$3.22	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,q]	$28.95	$0.03	$5.28	$5.31	$(0.11)	$(1.70)	$—	$(1.81)
8/31/2024[m,q]	$24.22	$0.07	$5.80	$5.87	$(0.15)	$(0.99)	$—	$(1.14)
8/31/2023[m,q]	$21.80	$0.09	$3.59	$3.68	$(0.00)	$(1.26)	$—	$(1.26)
8/31/2022[m,q]	$29.28	$0.07	$(4.58)	$(4.51)	$(0.06)	$(2.91)	$—	$(2.97)

Large Cap Value Fund
Investor Class
8/31/2026	$50.12	$0.79	$15.38	$16.17	$(0.81)	$(2.46)	$—	$(3.27)
8/31/2025	$47.30	$0.76	$3.04	$3.80	$(0.98)	$—	$—	$(0.98)
8/31/2024	$42.37	$0.90	$5.04	$5.94	$(1.01)	$—	$—	$(1.01)
8/31/2023	$40.77	$0.86	$1.41	$2.27	$(0.67)	$—	$—	$(0.67)
8/31/2022	$44.85	$0.80	$(2.65)	$(1.85)	$(0.55)	$(1.68)	$—	$(2.23)

Trust Class
8/31/2026	$50.21	$0.68	$15.41	$16.09	$(0.69)	$(2.46)	$—	$(3.15)
8/31/2025	$47.34	$0.67	$3.05	$3.72	$(0.85)	$—	$—	$(0.85)
8/31/2024	$42.38	$0.81	$5.06	$5.87	$(0.91)	$—	$—	$(0.91)
8/31/2023	$40.78	$0.78	$1.41	$2.19	$(0.59)	$—	$—	$(0.59)
8/31/2022	$44.86	$0.72	$(2.65)	$(1.93)	$(0.47)	$(1.68)	$—	$(2.15)

Advisor Class
8/31/2026	$50.18	$0.59	$15.42	$16.01	$(0.61)	$(2.46)	$—	$(3.07)
8/31/2025	$47.33	$0.60	$3.04	$3.64	$(0.79)	$—	$—	$(0.79)
8/31/2024	$42.38	$0.75	$5.06	$5.81	$(0.86)	$—	$—	$(0.86)
8/31/2023	$40.78	$0.71	$1.41	$2.12	$(0.52)	$—	$—	$(0.52)
8/31/2022	$44.85	$0.64	$(2.64)	$(2.00)	$(0.39)	$(1.68)	$—	$(2.07)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$31.55	9.57%	$12.9	1.76%[f]	1.76%[r]	(1.13)%[s]	39%
$32.43	17.36%	$20.1	1.76%	1.76%[r]	(1.10)%[s]	30%
$29.32	23.62%	$23.3	1.77%	1.77%[r]	(0.93)%[s]	30%
$24.76	16.94%	$12.2	1.79%	1.79%[r]	(0.74)%[s]	35%
$22.61	(17.97)%	$3.4	1.80%	1.80%[r]	(0.85)%[s]	32%

$31.72	10.13%	$1.4	1.29%[f]	1.29%[r]	(0.65)%[s]	39%
$32.43	17.90%	$1.4	1.30%	1.30%[r]	(0.63)%[s]	30%
$29.13	24.18%	$1.5	1.28%	1.28%[r]	(0.42)%[s]	30%
$24.46	17.48%	$1.1	1.35%	1.35%[n,r]	(0.27)%[s]	35%
$22.20	(17.60)%	$0.4	1.36%	1.36%[n,r]	(0.41)%[s]	32%

$31.98	10.91%	$20.3	0.55%[f]	0.55%[r]	0.09%[s]	39%
$32.45	18.79%	$18.4	0.56%	0.56%[n,r]	0.09%[s]	30%
$28.95	25.09%	$7.4	0.60%	0.58%[r]	0.26%[s]	30%
$24.22	18.33%	$4.7	0.59%	0.59%[n,r]	0.40%[s]	35%
$21.80	(17.01)%	$0.2	0.66%	0.65%[r]	0.28%[s]	32%

$63.02	33.82%	$1,880.4	0.74%	0.74%	1.42%	78%
$50.12	8.23%	$1,514.8	0.74%	0.74%	1.62%	106%
$47.30	14.41%	$1,546.0	0.75%	0.75%	2.11%	81%
$42.37	5.56%	$1,570.7	0.75%	0.75%	2.02%	81%
$40.77	(4.38)%	$1,556.5	0.75%	0.75%	1.81%	82%

$63.15	33.53%	$93.5	0.94%	0.94%	1.22%	78%
$50.21	8.01%	$85.4	0.95%	0.95%	1.41%	106%
$47.34	14.18%	$91.3	0.95%	0.95%	1.91%	81%
$42.38	5.35%	$119.0	0.95%	0.95%	1.83%	81%
$40.78	(4.56)%	$117.2	0.96%	0.96%	1.61%	82%

$63.12	33.34%	$136.4	1.09%	1.09%	1.07%	78%
$50.18	7.85%	$116.3	1.10%	1.10%	1.27%	106%
$47.33	14.03%	$130.3	1.10%	1.10%	1.76%	81%
$42.38	5.19%	$134.6	1.10%	1.10%	1.67%	81%
$40.78	(4.70)%	$133.5	1.11%	1.11%	1.45%	82%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Value Fund (cont’d)
Institutional Class
8/31/2026	$50.14	$0.87	$15.38	$16.25	$(0.87)	$(2.46)	$—	$(3.33)
8/31/2025	$47.30	$0.83	$3.04	$3.87	$(1.03)	$—	$—	$(1.03)
8/31/2024	$42.35	$0.96	$5.05	$6.01	$(1.06)	$—	$—	$(1.06)
8/31/2023	$40.75	$0.93	$1.41	$2.34	$(0.74)	$—	$—	$(0.74)
8/31/2022	$44.84	$0.88	$(2.65)	$(1.77)	$(0.64)	$(1.68)	$—	$(2.32)

Class A
8/31/2026	$50.19	$0.67	$15.40	$16.07	$(0.69)	$(2.46)	$—	$(3.15)
8/31/2025	$47.32	$0.66	$3.05	$3.71	$(0.84)	$—	$—	$(0.84)
8/31/2024	$42.36	$0.80	$5.05	$5.85	$(0.89)	$—	$—	$(0.89)
8/31/2023	$40.76	$0.77	$1.41	$2.18	$(0.58)	$—	$—	$(0.58)
8/31/2022	$44.87	$0.71	$(2.65)	$(1.94)	$(0.49)	$(1.68)	$—	$(2.17)

Class C
8/31/2026	$50.02	$0.25	$15.39	$15.64	$(0.28)	$(2.46)	$—	$(2.74)
8/31/2025	$47.16	$0.31	$3.04	$3.35	$(0.49)	$—	$—	$(0.49)
8/31/2024	$42.20	$0.49	$5.05	$5.54	$(0.58)	$—	$—	$(0.58)
8/31/2023	$40.61	$0.46	$1.39	$1.85	$(0.26)	$—	$—	$(0.26)
8/31/2022	$44.90	$0.39	$(2.64)	$(2.25)	$(0.36)	$(1.68)	$—	$(2.04)

Class R3
8/31/2026	$49.91	$0.53	$15.30	$15.83	$(0.63)	$(2.46)	$—	$(3.09)
8/31/2025	$47.09	$0.53	$3.03	$3.56	$(0.74)	$—	$—	$(0.74)
8/31/2024	$42.23	$0.69	$5.03	$5.72	$(0.86)	$—	$—	$(0.86)
8/31/2023	$40.64	$0.67	$1.38	$2.05	$(0.46)	$—	$—	$(0.46)
8/31/2022	$44.88	$0.60	$(2.64)	$(2.04)	$(0.52)	$(1.68)	$—	$(2.20)

Class R6
8/31/2026	$50.13	$0.93	$15.37	$16.30	$(0.92)	$(2.46)	$—	$(3.38)
8/31/2025	$47.30	$0.87	$3.05	$3.92	$(1.09)	$—	$—	$(1.09)
8/31/2024	$42.40	$1.01	$5.04	$6.05	$(1.15)	$—	$—	$(1.15)
8/31/2023	$40.81	$0.98	$1.39	$2.37	$(0.78)	$—	$—	$(0.78)
8/31/2022	$44.89	$0.94	$(2.67)	$(1.73)	$(0.67)	$(1.68)	$—	$(2.35)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$63.06	34.01%	$6,882.0	0.59%	0.59%	1.57%	78%
$50.14	8.38%	$5,471.6	0.60%	0.60%	1.77%	106%
$47.30	14.60%	$6,276.2	0.60%	0.60%	2.26%	81%
$42.35	5.72%	$9,281.6	0.60%	0.60%	2.19%	81%
$40.75	(4.21)%	$7,555.8	0.61%	0.61%	2.00%	82%

$63.11	33.51%	$227.9	0.96%	0.96%	1.20%	78%
$50.19	8.00%	$178.7	0.96%	0.96%	1.41%	106%
$47.32	14.16%	$165.1	0.98%	0.98%	1.88%	81%
$42.36	5.32%	$215.3	0.98%	0.98%	1.80%	81%
$40.76	(4.58)%	$201.5	0.98%	0.98%	1.61%	82%

$62.92	32.53%	$227.5	1.71%	1.71%	0.46%	78%
$50.02	7.18%	$200.4	1.71%	1.71%	0.65%	106%
$47.16	13.33%	$224.6	1.72%	1.72%	1.15%	81%
$42.20	4.54%	$269.1	1.71%	1.71%	1.07%	81%
$40.61	(5.28)%	$222.8	1.72%	1.72%	0.90%	82%

$62.65	33.18%	$9.8	1.23%	1.23%	0.96%	78%
$49.91	7.69%	$11.2	1.24%	1.24%	1.14%	106%
$47.09	13.87%	$9.3	1.24%	1.24%	1.63%	81%
$42.23	5.04%	$11.4	1.24%	1.24%	1.57%	81%
$40.64	(4.82)%	$6.8	1.24%	1.24%	1.36%	82%

$63.05	34.15%	$692.7	0.49%	0.49%	1.68%	78%
$50.13	8.50%	$586.8	0.50%	0.50%	1.86%	106%
$47.30	14.72%	$673.9	0.51%	0.51%	2.38%	81%
$42.40	5.79%	$560.6	0.51%	0.51%	2.32%	81%
$40.81	(4.13)%	$342.4	0.51%	0.51%	2.14%	82%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Value Fund (cont’d)
Class E
8/31/2026	$50.30	$1.20	$15.40	$16.60	$(1.17)	$(2.46)	$—	$(3.63)
8/31/2025	$47.48	$1.10	$3.05	$4.15	$(1.33)	$—	$—	$(1.33)
8/31/2024	$42.54	$1.21	$5.06	$6.27	$(1.33)	$—	$—	$(1.33)
8/31/2023	$40.93	$1.17	$1.42	$2.59	$(0.98)	$—	$—	$(0.98)
Period from 1/11/2022[i] to 8/31/2022	$45.60	$0.73	$(5.40)	$(4.67)	$—	$—	$—	$—

Mid Cap Growth Fund
Investor Class
8/31/2026	$19.21	$(0.06)	$(0.98)	$(1.04)	$—	$(3.39)	$—	$(3.39)
8/31/2025	$16.99	$(0.05)	$3.95	$3.90	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.57	$(0.04)	$2.94	$2.90	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.62	$(0.01)	$0.60	$0.59	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.78	$(0.05)	$(4.98)	$(5.03)	$—	$(3.13)	$—	$(3.13)

Trust Class
8/31/2026[m]	$19.20	$(0.07)	$(0.98)	$(1.05)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$17.01	$(0.07)	$3.95	$3.88	$—	$(1.69)	$—	$(1.69)
8/31/2024[m]	$14.60	$(0.05)	$2.94	$2.89	$—	$(0.48)	$—	$(0.48)
8/31/2023[m]	$14.67	$(0.02)	$0.59	$0.57	$—	$(0.64)	$—	$(0.64)
8/31/2022[m]	$22.88	$(0.07)	$(4.99)	$(5.06)	$—	$(3.15)	$—	$(3.15)

Advisor Class
8/31/2026[m]	$19.20	$(0.12)	$(0.98)	$(1.10)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$17.06	$(0.11)	$3.96	$3.85	$—	$(1.71)	$—	$(1.71)
8/31/2024[m]	$14.69	$(0.09)	$2.95	$2.86	$—	$(0.49)	$—	$(0.49)
8/31/2023[m]	$14.80	$(0.06)	$0.60	$0.54	$—	$(0.65)	$—	$(0.65)
8/31/2022[m]	$23.14	$(0.11)	$(5.05)	$(5.16)	$—	$(3.18)	$—	$(3.18)

Institutional Class
8/31/2026[m]	$19.21	$(0.03)	$(0.98)	$(1.01)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$16.96	$(0.02)	$3.94	$3.92	$—	$(1.67)	$—	$(1.67)
8/31/2024[m]	$14.51	$(0.02)	$2.94	$2.92	$—	$(0.47)	$—	$(0.47)
8/31/2023[m]	$14.54	$0.01	$0.60	$0.61	$—	$(0.64)	$—	$(0.64)
8/31/2022[m]	$22.62	$(0.02)	$(4.95)	$(4.97)	$—	$(3.11)	$—	$(3.11)

Class A
8/31/2026[m]	$19.20	$(0.09)	$(0.98)	$(1.07)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$17.03	$(0.09)	$3.95	$3.86	$—	$(1.69)	$—	$(1.69)
8/31/2024[m]	$14.65	$(0.07)	$2.93	$2.86	$—	$(0.48)	$—	$(0.48)
8/31/2023[m]	$14.73	$(0.04)	$0.61	$0.57	$—	$(0.65)	$—	$(0.65)
8/31/2022[m]	$23.00	$(0.08)	$(5.03)	$(5.11)	$—	$(3.16)	$—	$(3.16)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$63.27	34.78%	$269.6	0.44%	0.02%	2.14%	78%
$50.30	9.00%	$193.8	0.45%	0.02%	2.34%	106%
$47.48	15.27%	$180.1	0.45%	0.03%	2.84%	81%
$42.54	6.32%	$158.8	0.45%	0.03%	2.75%	81%
$40.93	(10.24)%[j]	$146.1	0.46%[k]	0.04%[k]	2.62%[k]	82%[l]

$14.78	(5.51)%	$505.5	0.82%	0.82%	(0.37)%	231%
$19.21	23.45%	$594.4	0.83%	0.83%	(0.28)%	144%
$16.99	20.35%	$519.8	0.85%	0.85%	(0.26)%	97%
$14.57	4.41%	$466.2	0.85%	0.85%	(0.08)%	101%
$14.62	(24.92)%	$478.0	0.84%	0.84%	(0.27)%	58%

$14.76	(5.59)%	$22.8	0.92%	0.92%	(0.46)%	231%
$19.20	23.29%	$25.7	0.92%	0.92%	(0.38)%	144%
$17.01	20.27%	$23.2	0.94%	0.94%	(0.34)%	97%
$14.60	4.28%	$36.3	0.95%	0.95%	(0.17)%	101%
$14.67	(24.98)%	$53.4	0.93%	0.93%	(0.37)%	58%

$14.71	(5.87)%	$3.7	1.17%	1.17%	(0.72)%	231%
$19.20	23.00%	$5.7	1.18%	1.18%	(0.63)%	144%
$17.06	19.89%	$5.7	1.19%	1.19%	(0.61)%	97%
$14.69	4.08%	$6.8	1.20%	1.20%	(0.43)%	101%
$14.80	(25.19)%	$8.1	1.19%	1.19%	(0.62)%	58%

$14.81	(5.33)%	$754.3	0.66%	0.66%	(0.20)%	231%
$19.21	23.63%	$534.5	0.67%	0.67%	(0.12)%	144%
$16.96	20.56%	$465.6	0.68%	0.68%	(0.10)%	97%
$14.51	4.55%	$458.0	0.69%	0.69%	0.08%	101%
$14.54	(24.81)%	$469.7	0.69%	0.69%	(0.10)%	58%

$14.74	(5.71)%	$30.4	1.04%	1.04%	(0.58)%	231%
$19.20	23.20%	$37.9	1.04%	1.04%	(0.50)%	144%
$17.03	20.03%	$31.9	1.06%	1.06%	(0.47)%	97%
$14.65	4.21%	$27.3	1.06%	1.06%	(0.28)%	101%
$14.73	(25.08)%	$39.0	1.06%	1.06%	(0.47)%	58%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Growth Fund (cont’d)
Class C
8/31/2026[m]	$19.19	$(0.22)	$(0.97)	$(1.19)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$17.19	$(0.22)	$3.98	$3.76	$—	$(1.76)	$—	$(1.76)
8/31/2024[m]	$14.91	$(0.20)	$2.98	$2.78	$—	$(0.50)	$—	$(0.50)
8/31/2023[m]	$15.11	$(0.15)	$0.62	$0.47	$—	$(0.67)	$—	$(0.67)
8/31/2022[m]	$23.80	$(0.23)	$(5.18)	$(5.41)	$—	$(3.28)	$—	$(3.28)

Class R3
8/31/2026	$19.20	$(0.13)	$(0.98)	$(1.11)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$17.09	$(0.13)	$3.96	$3.83	$—	$(1.72)	$—	$(1.72)
8/31/2024[m]	$14.74	$(0.11)	$2.95	$2.84	$—	$(0.49)	$—	$(0.49)
8/31/2023[m]	$14.86	$(0.08)	$0.61	$0.53	$—	$(0.65)	$—	$(0.65)
8/31/2022[m]	$23.27	$(0.13)	$(5.08)	$(5.21)	$—	$(3.20)	$—	$(3.20)

Class R6
8/31/2026	$19.21	$(0.02)	$(0.98)	$(1.00)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$16.94	$(0.00)	$3.93	$3.93	$—	$(1.66)	$—	$(1.66)
8/31/2024[m]	$14.49	$0.00	$2.92	$2.92	$—	$(0.47)	$—	$(0.47)
8/31/2023[m]	$14.50	$0.03	$0.59	$0.62	$—	$(0.63)	$—	$(0.63)
8/31/2022[m]	$22.52	$(0.00)	$(4.93)	$(4.93)	$—	$(3.09)	$—	$(3.09)

Mid Cap Intrinsic Value Fund
Investor Class
8/31/2026	$27.51	$0.10	$5.61	$5.71	$(0.18)	$(2.77)	$—	$(2.95)
8/31/2025	$27.41	$0.23	$1.50	$1.73	$(0.17)	$(1.46)	$—	$(1.63)
8/31/2024	$24.35	$0.16	$3.39	$3.55	$(0.15)	$(0.34)	$—	$(0.49)
8/31/2023	$23.65	$0.24	$0.67	$0.91	$(0.21)	$—	$—	$(0.21)
8/31/2022	$24.69	$0.21	$(1.11)	$(0.90)	$(0.14)	$—	$—	$(0.14)

Trust Class
8/31/2026	$27.47	$0.03	$5.59	$5.62	$(0.12)	$(2.77)	$—	$(2.89)
8/31/2025	$27.37	$0.17	$1.49	$1.66	$(0.10)	$(1.46)	$—	$(1.56)
8/31/2024	$24.32	$0.10	$3.39	$3.49	$(0.10)	$(0.34)	$—	$(0.44)
8/31/2023	$23.61	$0.18	$0.68	$0.86	$(0.15)	$—	$—	$(0.15)
8/31/2022	$24.63	$0.15	$(1.11)	$(0.96)	$(0.06)	$—	$—	$(0.06)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$14.61	(6.42)%	$4.4	1.78%	1.78%	(1.33)%	231%
$19.19	22.30%	$5.9	1.80%	1.80%	(1.25)%	144%
$17.19	19.11%	$5.8	1.81%	1.81%	(1.22)%	97%
$14.91	3.47%	$6.0	1.81%	1.81%	(1.04)%	101%
$15.11	(25.67)%	$7.7	1.80%	1.80%	(1.24)%	58%

$14.70	(5.91)%	$14.2	1.29%	1.29%	(0.83)%	231%
$19.20	22.86%	$10.6	1.30%	1.30%	(0.75)%	144%
$17.09	19.73%	$8.2	1.31%	1.31%	(0.73)%	97%
$14.74	3.95%	$8.4	1.32%	1.32%	(0.55)%	101%
$14.86	(25.25)%	$9.9	1.31%	1.31%	(0.75)%	58%

$14.82	(5.26)%	$813.3	0.56%	0.56%	(0.10)%	231%
$19.21	23.73%	$854.4	0.57%	0.57%	(0.03)%	144%
$16.94	20.64%	$635.3	0.59%	0.59%	0.00%	97%
$14.49	4.68%	$541.9	0.60%	0.60%	0.18%	101%
$14.50	(24.71)%	$538.5	0.59%	0.59%	(0.01)%	58%

$30.27	22.36%	$29.5	1.63%	0.96%	0.35%	53%
$27.51	6.35%	$29.8	1.59%	0.96%	0.88%	16%
$27.41	14.78%	$33.4	1.53%	0.96%	0.63%	29%
$24.35	3.88%	$32.4	1.51%	0.96%	0.99%	15%
$23.65	(3.67)%	$32.7	1.45%	0.96%	0.85%	22%

$30.20	22.03%	$6.5	1.82%	1.20%	0.10%	53%
$27.47	6.10%	$6.0	1.77%	1.20%	0.65%	16%
$27.37	14.49%	$6.2	1.73%	1.20%	0.38%	29%
$24.32	3.66%	$6.0	1.70%	1.20%	0.75%	15%
$23.61	(3.90)%	$6.1	1.63%	1.20%	0.61%	22%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Intrinsic Value Fund (cont’d)
Institutional Class
8/31/2026	$27.49	$0.13	$5.59	$5.72	$(0.22)	$(2.77)	$—	$(2.99)
8/31/2025	$27.38	$0.26	$1.50	$1.76	$(0.19)	$(1.46)	$—	$(1.65)
8/31/2024	$24.33	$0.18	$3.39	$3.57	$(0.18)	$(0.34)	$—	$(0.52)
8/31/2023	$23.63	$0.26	$0.68	$0.94	$(0.24)	$—	$—	$(0.24)
8/31/2022	$24.65	$0.24	$(1.11)	$(0.87)	$(0.15)	$—	$—	$(0.15)

Class A
8/31/2026	$27.47	$0.02	$5.60	$5.62	$(0.10)	$(2.77)	$—	$(2.87)
8/31/2025	$27.37	$0.16	$1.50	$1.66	$(0.10)	$(1.46)	$—	$(1.56)
8/31/2024	$24.34	$0.09	$3.39	$3.48	$(0.11)	$(0.34)	$—	$(0.45)
8/31/2023	$23.62	$0.18	$0.68	$0.86	$(0.14)	$—	$—	$(0.14)
8/31/2022	$24.63	$0.15	$(1.10)	$(0.95)	$(0.06)	$—	$—	$(0.06)

Class C
8/31/2026	$26.81	$(0.17)	$5.44	$5.27	$—	$(2.75)	$—	$(2.75)
8/31/2025	$26.84	$(0.03)	$1.46	$1.43	$—	$(1.46)	$—	$(1.46)
8/31/2024	$23.95	$(0.09)	$3.32	$3.23	$—	$(0.34)	$—	$(0.34)
8/31/2023	$23.30	$(0.00)	$0.66	$0.66	$(0.01)	$—	$—	$(0.01)
8/31/2022	$24.43	$(0.04)	$(1.09)	$(1.13)	$—	$—	$—	$—

Class R3
8/31/2026	$27.39	$(0.03)	$5.56	$5.53	$(0.06)	$(2.77)	$—	$(2.83)
8/31/2025	$27.31	$0.10	$1.49	$1.59	$(0.05)	$(1.46)	$—	$(1.51)
8/31/2024	$24.26	$0.03	$3.38	$3.41	$(0.02)	$(0.34)	$—	$(0.36)
8/31/2023	$23.56	$0.12	$0.67	$0.79	$(0.09)	$—	$—	$(0.09)
8/31/2022	$24.59	$0.09	$(1.10)	$(1.01)	$(0.02)	$—	$—	$(0.02)

Class R6
8/31/2026	$27.49	$0.15	$5.60	$5.75	$(0.25)	$(2.77)	$—	$(3.02)
8/31/2025	$27.39	$0.29	$1.49	$1.78	$(0.22)	$(1.46)	$—	$(1.68)
8/31/2024	$24.34	$0.24	$3.35	$3.59	$(0.20)	$(0.34)	$—	$(0.54)
8/31/2023	$23.64	$0.29	$0.67	$0.96	$(0.26)	$—	$—	$(0.26)
8/31/2022	$24.65	$0.26	$(1.09)	$(0.83)	$(0.18)	$—	$—	$(0.18)

Multi-Cap Opportunities Fund
Institutional Class
8/31/2026	$11.31	$0.01	$1.37	$1.38	$(0.00)	$(0.08)	$—	$(0.08)
8/31/2025	$10.37	$0.02	$1.22	$1.24	$(0.01)	$(0.29)	$—	$(0.30)
8/31/2024	$10.17	$0.03	$2.16	$2.19	$(0.01)	$(1.98)	$—	$(1.99)
8/31/2023	$11.71	$0.03	$1.18	$1.21	$(0.04)	$(2.71)	$—	$(2.75)
8/31/2022	$18.55	$0.04	$(2.00)	$(1.96)	$(0.05)	$(4.83)	$—	$(4.88)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$30.22	22.44%	$15.7	1.46%	0.85%	0.45%	53%
$27.49	6.51%	$13.9	1.40%	0.85%	0.99%	16%
$27.38	14.88%	$14.5	1.36%	0.85%	0.70%	29%
$24.33	4.00%	$14.1	1.34%	0.85%	1.09%	15%
$23.63	(3.55)%	$13.1	1.28%	0.85%	0.97%	22%

$30.22	21.99%	$1.6	1.87%	1.21%	0.07%	53%
$27.47	6.11%	$1.2	1.82%	1.21%	0.61%	16%
$27.37	14.47%	$1.5	1.78%	1.21%	0.36%	29%
$24.34	3.65%	$1.2	1.75%	1.21%	0.75%	15%
$23.62	(3.88)%	$1.2	1.68%	1.21%	0.59%	22%

$29.33	21.13%	$0.7	2.59%	1.96%	(0.62)%	53%
$26.81	5.32%	$0.9	2.55%	1.96%	(0.11)%	16%
$26.84	13.61%	$0.9	2.51%	1.96%	(0.36)%	29%
$23.95	2.85%	$0.9	2.47%	1.96%	(0.00)%	15%
$23.30	(4.63)%	$0.9	2.42%	1.96%	(0.15)%	22%

$30.09	21.68%	$0.4	2.12%	1.46%	(0.12)%	53%
$27.39	5.86%	$0.5	2.11%	1.46%	0.39%	16%
$27.31	14.19%	$0.5	2.06%	1.46%	0.13%	29%
$24.26	3.36%	$0.4	2.01%	1.46%	0.52%	15%
$23.56	(4.11)%	$0.7	1.94%	1.46%	0.35%	22%

$30.22	22.56%	$0.0	2.76%	0.75%	0.54%	53%
$27.49	6.56%	$0.0	2.65%	0.75%	1.11%	16%
$27.39	14.98%	$0.0	1.72%	0.75%	0.95%	29%
$24.34	4.11%	$0.0	1.71%	0.75%	1.20%	15%
$23.64	(3.42)%	$0.0	1.55%	0.75%	1.06%	22%

$12.61	12.27%	$96.5	0.88%	0.88%	0.11%	40%
$11.31	12.15%	$102.0	0.88%	0.88%	0.21%	36%
$10.37	25.56%	$112.9	0.88%	0.88%	0.26%	25%
$10.17	12.81%	$126.8	0.87%	0.87%	0.30%	14%
$11.71	(14.66)%	$208.9	0.82%	0.82%	0.28%	16%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Multi-Cap Opportunities Fund (cont’d)
Class A
8/31/2026[o]	$11.32	$(0.03)	$1.37	$1.34	$—	$(0.08)	$—	$(0.08)
8/31/2025[o]	$10.42	$(0.02)	$1.21	$1.19	$—	$(0.29)	$—	$(0.29)
8/31/2024[o]	$10.24	$(0.01)	$2.18	$2.17	$—	$(1.99)	$—	$(1.99)
8/31/2023[o]	$11.80	$(0.01)	$1.19	$1.18	$(0.01)	$(2.73)	$—	$(2.74)
8/31/2022[o]	$18.69	$(0.01)	$(2.00)	$(2.01)	$(0.01)	$(4.87)	$—	$(4.88)

Class C
8/31/2026[o]	$11.41	$(0.13)	$1.38	$1.25	$—	$(0.09)	$—	$(0.09)
8/31/2025[o]	$10.59	$(0.10)	$1.24	$1.14	$—	$(0.32)	$—	$(0.32)
8/31/2024[o]	$10.61	$(0.09)	$2.24	$2.15	$—	$(2.17)	$—	$(2.17)
8/31/2023[o]	$12.43	$(0.09)	$1.24	$1.15	$—	$(2.97)	$—	$(2.97)
8/31/2022[o]	$19.96	$(0.12)	$(2.12)	$(2.24)	$—	$(5.29)	$—	$(5.29)

Class E
8/31/2026	$11.28	$0.10	$1.36	$1.46	$(0.06)	$(0.08)	$—	$(0.14)
8/31/2025	$10.35	$0.10	$1.21	$1.31	$(0.09)	$(0.29)	$—	$(0.38)
8/31/2024	$10.17	$0.10	$2.17	$2.27	$(0.11)	$(1.98)	$—	$(2.09)
8/31/2023	$11.76	$0.11	$1.18	$1.29	$(0.17)	$(2.71)	$—	$(2.88)
Period from 1/11/2022[i] to 8/31/2022	$13.99	$0.09	$(2.32)	$(2.23)	$—	$—	$—	$—

Quality Equity Fund
Investor Class
8/31/2026	$52.83	$(0.01)[g]	$13.32	$13.31	$—	$(1.32)	$—	$(1.32)
8/31/2025	$48.55	$(0.01)	$7.16	$7.15	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.54	$0.02	$11.90	$11.92	$(0.10)	$(3.81)	$—	$(3.91)
8/31/2023	$38.86	$0.14	$5.05	$5.19	$(0.01)	$(3.50)	$—	$(3.51)
8/31/2022	$49.85	$0.18	$(6.29)	$(6.11)	$(0.34)	$(4.54)	$—	$(4.88)

Trust Class
8/31/2026[o]	$52.91	$(0.12)[g]	$13.34	$13.22	$—	$(1.32)	$—	$(1.32)
8/31/2025[o]	$48.72	$(0.10)	$7.17	$7.07	$—	$(2.88)	$—	$(2.88)
8/31/2024[o]	$40.70	$(0.06)	$11.96	$11.90	$(0.05)	$(3.83)	$—	$(3.88)
8/31/2023[o]	$39.08	$0.07	$5.07	$5.14	$—	$(3.52)	$—	$(3.52)
8/31/2022[o]	$50.12	$0.10	$(6.33)	$(6.23)	$(0.25)	$(4.56)	$—	$(4.81)

Institutional Class
8/31/2026	$52.76	$0.05 [g]	$13.35	$13.40	$(0.01)	$(1.32)	$—	$(1.33)
8/31/2025	$48.46	$0.08	$7.14	$7.22	$(0.05)	$(2.87)	$—	$(2.92)
8/31/2024	$40.45	$0.10	$11.88	$11.98	$(0.16)	$(3.81)	$—	$(3.97)
8/31/2023	$38.79	$0.20	$5.04	$5.24	$(0.08)	$(3.50)	$—	$(3.58)
8/31/2022	$49.78	$0.25	$(6.27)	$(6.02)	$(0.43)	$(4.54)	$—	$(4.97)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$12.58	11.87%	$28.7	1.26%	1.26%	(0.27)%	40%
$11.32	11.65%	$28.7	1.25%	1.25%	(0.16)%	36%
$10.42	25.15%	$31.0	1.25%	1.25%	(0.11)%	25%
$10.24	12.37%	$33.3	1.25%	1.25%	(0.08)%	14%
$11.80	(14.92)%	$41.2	1.19%	1.19%	(0.06)%	16%

$12.57	10.97%	$6.9	2.00%	2.00%	(1.02)%	40%
$11.41	10.90%	$7.9	2.00%	2.00%	(0.90)%	36%
$10.59	24.19%	$10.4	2.00%	2.00%	(0.85)%	25%
$10.61	11.63%	$12.0	1.99%	1.99%	(0.82)%	14%
$12.43	(15.58)%	$15.6	1.94%	1.94%	(0.82)%	16%

$12.60	13.07%	$118.9	0.73%	0.13%	0.86%	40%
$11.28	12.96%	$111.4	0.73%	0.13%	0.96%	36%
$10.35	26.58%	$97.8	0.73%	0.13%	1.01%	25%
$10.17	13.70%	$81.4	0.72%	0.12%	1.05%	14%
$11.76	(15.94)%[j]	$71.6	0.69%[k]	0.10%[k]	1.11%[k]	16%[l]

$64.82	25.60%[h]	$500.1	0.82%	0.82%	(0.03)%[g]	15%
$52.83	15.01%	$434.8	0.86%	0.86%	(0.02)%	10%
$48.55	31.60%	$421.1	0.88%	0.88%	0.05%	8%
$40.54	14.74%	$354.8	0.87%	0.87%	0.36%	20%
$38.86	(13.70)%	$346.2	0.85%	0.85%	0.40%	14%

$64.81	25.38%[h]	$134.9	1.00%	1.00%	(0.21)%[g]	15%
$52.91	14.79%	$120.7	1.03%	1.03%	(0.19)%	10%
$48.72	31.40%	$136.4	1.06%	1.06%	(0.13)%	8%
$40.70	14.49%	$108.8	1.05%	1.05%	0.18%	20%
$39.08	(13.85)%	$108.5	1.03%	1.03%	0.22%	14%

$64.83	25.82%[h]	$3,154.6	0.65%	0.65%	0.08%[g]	15%
$52.76	15.19%	$969.0	0.68%	0.68%	0.16%	10%
$48.46	31.86%	$645.2	0.70%	0.70%	0.22%	8%
$40.45	14.92%	$561.9	0.70%	0.70%	0.53%	20%
$38.79	(13.55)%	$608.2	0.68%	0.68%	0.57%	14%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Quality Equity Fund (cont’d)
Class A
8/31/2026[o]	$52.91	$(0.18)[g]	$13.40	$13.22	$—	$(1.33)	$—	$(1.33)
8/31/2025[o]	$48.74	$(0.10)	$7.16	$7.06	$—	$(2.89)	$—	$(2.89)
8/31/2024[o]	$40.73	$(0.06)	$11.96	$11.90	$(0.05)	$(3.84)	$—	$(3.89)
8/31/2023[o]	$39.11	$0.06	$5.08	$5.14	$—	$(3.52)	$—	$(3.52)
8/31/2022[o]	$50.19	$0.09	$(6.33)	$(6.24)	$(0.27)	$(4.57)	$—	$(4.84)

Class C
8/31/2026[o]	$53.32	$(0.62)[g]	$13.43	$12.81	$—	$(1.40)	$—	$(1.40)
8/31/2025[o]	$49.61	$(0.48)	$7.25	$6.77	$—	$(3.06)	$—	$(3.06)
8/31/2024[o]	$41.84	$(0.39)	$12.22	$11.83	$—	$(4.06)	$—	$(4.06)
8/31/2023[o]	$40.57	$(0.22)	$5.22	$5.00	$—	$(3.73)	$—	$(3.73)
8/31/2022[o]	$52.36	$(0.26)	$(6.56)	$(6.82)	$—	$(4.97)	$—	$(4.97)

Class R3
8/31/2026[o]	$53.03	$(0.28)[g]	$13.37	$13.09	$—	$(1.34)	$—	$(1.34)
8/31/2025[o]	$48.99	$(0.23)	$7.19	$6.96	$—	$(2.92)	$—	$(2.92)
8/31/2024[o]	$41.01	$(0.17)	$12.02	$11.85	$—	$(3.87)	$—	$(3.87)
8/31/2023[o]	$39.48	$(0.03)	$5.12	$5.09	$—	$(3.56)	$—	$(3.56)
8/31/2022[o]	$50.65	$(0.02)	$(6.40)	$(6.42)	$—	$(4.75)	$—	$(4.75)

Class R6
8/31/2026	$52.78	$0.12 [g]	$13.35	$13.47	$(0.07)	$(1.32)	$—	$(1.39)
8/31/2025	$48.45	$0.12	$7.15	$7.27	$(0.07)	$(2.87)	$—	$(2.94)
8/31/2024	$40.45	$0.14	$11.87	$12.01	$(0.20)	$(3.81)	$—	$(4.01)
8/31/2023	$38.80	$0.24	$5.03	$5.27	$(0.12)	$(3.50)	$—	$(3.62)
8/31/2022	$49.79	$0.29	$(6.27)	$(5.98)	$(0.47)	$(4.54)	$—	$(5.01)

Class E
8/31/2026[o]	$52.81	$0.43 [g]	$13.33	$13.76	$(0.38)	$(1.31)	$—	$(1.69)
8/31/2025[o]	$48.37	$0.40	$7.15	$7.55	$(0.25)	$(2.86)	$—	$(3.11)
Period from 12/6/2023[i] to 8/31/2024[o]	$41.67	$0.27	$10.46	$10.73	$(0.24)	$(3.79)	$—	$(4.03)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$64.80	25.39%[h]	$542.0	1.01%	1.01%	(0.30)%[g]	15%
$52.91	14.76%	$153.0	1.05%	1.05%	(0.21)%	10%
$48.74	31.39%	$137.7	1.07%	1.07%	(0.15)%	8%
$40.73	14.49%	$144.8	1.06%	1.06%	0.17%	20%
$39.11	(13.86)%	$133.1	1.04%	1.04%	0.21%	14%

$64.73	24.44%[h]	$103.7	1.76%	1.76%	(1.04)%[g]	15%
$53.32	13.90%	$34.4	1.80%	1.80%	(0.96)%	10%
$49.61	30.39%	$37.3	1.82%	1.82%	(0.89)%	8%
$41.84	13.64%	$33.7	1.82%	1.82%	(0.58)%	20%
$40.57	(14.49)%	$36.4	1.79%	1.79%	(0.55)%	14%

$64.78	25.07%[h]	$20.6	1.27%	1.27%	(0.48)%[g]	15%
$53.03	14.48%	$15.8	1.30%	1.30%	(0.46)%	10%
$48.99	31.01%	$17.2	1.32%	1.32%	(0.39)%	8%
$41.01	14.22%	$16.0	1.32%	1.32%	(0.08)%	20%
$39.48	(14.08)%	$18.6	1.30%	1.30%	(0.05)%	14%

$64.86	25.95%[h]	$224.4	0.56%	0.56%	0.21%[g]	15%
$52.78	15.30%	$128.0	0.59%	0.59%	0.25%	10%
$48.45	31.96%	$114.1	0.61%	0.61%	0.32%	8%
$40.45	15.03%	$111.1	0.60%	0.60%	0.64%	20%
$38.80	(13.47)%	$174.4	0.58%	0.58%	0.66%	14%

$64.88	26.59%[h]	$80.0	0.50%	0.04%	0.72%[g]	15%
$52.81	15.94%	$40.7	0.53%	0.05%	0.80%	10%
$48.37	28.02%[j]	$27.0	0.57%[k]	0.08%[k]	0.84%[k]	8%[l]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Real Estate Fund
Trust Class
8/31/2026	$13.89	$0.26	$1.10	$1.36	$(0.25)	$—	$—	$(0.25)
8/31/2025	$14.73	$0.26	$(0.82)	$(0.56)	$(0.26)	$—	$(0.02)	$(0.28)
8/31/2024	$12.33	$0.29	$2.38	$2.67	$(0.27)	$—	$—	$(0.27)
8/31/2023	$15.47	$0.31	$(1.87)	$(1.56)	$(0.27)	$(1.31)	$—	$(1.58)
8/31/2022	$18.10	$0.14	$(2.01)	$(1.87)	$(0.16)	$(0.60)	$—	$(0.76)

Institutional Class
8/31/2026	$13.95	$0.29	$1.10	$1.39	$(0.28)	$—	$—	$(0.28)
8/31/2025	$14.80	$0.28	$(0.82)	$(0.54)	$(0.29)	$—	$(0.02)	$(0.31)
8/31/2024	$12.38	$0.31	$2.41	$2.72	$(0.30)	$—	$—	$(0.30)
8/31/2023	$15.52	$0.34	$(1.87)	$(1.53)	$(0.30)	$(1.31)	$—	$(1.61)
8/31/2022	$18.17	$0.17	$(2.03)	$(1.86)	$(0.19)	$(0.60)	$—	$(0.79)

Class A
8/31/2026	$13.89	$0.24	$1.09	$1.33	$(0.22)	$—	$—	$(0.22)
8/31/2025	$14.74	$0.23	$(0.82)	$(0.59)	$(0.24)	$—	$(0.02)	$(0.26)
8/31/2024	$12.33	$0.27	$2.39	$2.66	$(0.25)	$—	$—	$(0.25)
8/31/2023	$15.47	$0.28	$(1.86)	$(1.58)	$(0.25)	$(1.31)	$—	$(1.56)
8/31/2022	$18.10	$0.11	$(2.01)	$(1.90)	$(0.13)	$(0.60)	$—	$(0.73)

Class C
8/31/2026	$13.96	$0.13	$1.10	$1.23	$(0.11)	$—	$—	$(0.11)
8/31/2025	$14.80	$0.13	$(0.83)	$(0.70)	$(0.12)	$—	$(0.02)	$(0.14)
8/31/2024	$12.38	$0.17	$2.40	$2.57	$(0.15)	$—	$—	$(0.15)
8/31/2023	$15.51	$0.19	$(1.87)	$(1.68)	$(0.14)	$(1.31)	$—	$(1.45)
8/31/2022	$18.15	$(0.02)	$(2.02)	$(2.04)	$(0.00)	$(0.60)	$—	$(0.60)

Class R3
8/31/2026	$13.86	$0.20	$1.10	$1.30	$(0.19)	$—	$—	$(0.19)
8/31/2025	$14.70	$0.20	$(0.82)	$(0.62)	$(0.20)	$—	$(0.02)	$(0.22)
8/31/2024	$12.31	$0.23	$2.38	$2.61	$(0.22)	$—	$—	$(0.22)
8/31/2023	$15.44	$0.25	$(1.85)	$(1.60)	$(0.22)	$(1.31)	$—	$(1.53)
8/31/2022	$18.06	$0.06	$(2.00)	$(1.94)	$(0.08)	$(0.60)	$—	$(0.68)

Class R6
8/31/2026	$13.94	$0.31	$1.09	$1.40	$(0.29)	$—	$—	$(0.29)
8/31/2025	$14.78	$0.30	$(0.81)	$(0.51)	$(0.31)	$—	$(0.02)	$(0.33)
8/31/2024	$12.37	$0.32	$2.40	$2.72	$(0.31)	$—	$—	$(0.31)
8/31/2023	$15.52	$0.34	$(1.86)	$(1.52)	$(0.32)	$(1.31)	$—	$(1.63)
8/31/2022	$18.16	$0.19	$(2.02)	$(1.83)	$(0.21)	$(0.60)	$—	$(0.81)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$15.00	9.92%	$60.4	1.41%	1.04%	1.84%	39%
$13.89	(3.84)%	$68.9	1.39%	1.04%	1.80%	57%
$14.73	22.09%	$92.2	1.39%	1.04%	2.26%	53%
$12.33	(10.02)%	$92.1	1.39%	1.04%	2.35%	38%
$15.47	(10.87)%	$127.4	1.37%	1.04%	0.80%	37%

$15.06	10.10%	$320.0	1.04%	0.85%	2.04%	39%
$13.95	(3.70)%	$379.9	1.03%	0.85%	1.98%	57%
$14.80	22.39%	$422.6	1.03%	0.85%	2.45%	53%
$12.38	(9.81)%	$450.0	1.03%	0.85%	2.56%	38%
$15.52	(10.76)%	$738.1	1.01%	0.85%	0.99%	37%

$15.00	9.73%	$44.5	1.41%	1.21%	1.67%	39%
$13.89	(4.05)%	$51.1	1.40%	1.21%	1.62%	57%
$14.74	21.96%	$58.4	1.40%	1.21%	2.09%	53%
$12.33	(10.18)%	$58.8	1.40%	1.21%	2.16%	38%
$15.47	(11.02)%	$78.4	1.38%	1.21%	0.62%	37%

$15.08	8.88%	$4.5	2.17%	1.96%	0.94%	39%
$13.96	(4.73)%	$5.5	2.16%	1.96%	0.88%	57%
$14.80	21.01%	$7.6	2.16%	1.96%	1.34%	53%
$12.38	(10.84)%	$8.1	2.16%	1.96%	1.42%	38%
$15.51	(11.72)%	$10.6	2.14%	1.96%	(0.13)%	37%

$14.97	9.48%	$11.1	1.66%	1.46%	1.42%	39%
$13.86	(4.24)%	$12.0	1.66%	1.46%	1.38%	57%
$14.70	21.55%	$15.1	1.66%	1.46%	1.81%	53%
$12.31	(10.37)%	$13.7	1.66%	1.46%	1.92%	38%
$15.44	(11.23)%	$16.9	1.63%	1.46%	0.36%	37%

$15.05	10.20%	$97.0	0.94%	0.75%	2.20%	39%
$13.94	(3.53)%	$146.3	0.93%	0.75%	2.09%	57%
$14.78	22.46%	$161.2	0.93%	0.75%	2.53%	53%
$12.37	(9.76)%	$152.7	0.94%	0.75%	2.60%	38%
$15.52	(10.62)%	$146.9	0.92%	0.75%	1.10%	37%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Real Estate Fund (cont’d)
Class E
8/31/2026	$13.95	$0.40	$1.10	$1.50	$(0.39)	$—	$—	$(0.39)
8/31/2025	$14.79	$0.39	$(0.81)	$(0.42)	$(0.40)	$—	$(0.02)	$(0.42)
8/31/2024	$12.38	$0.41	$2.40	$2.81	$(0.40)	$—	$—	$(0.40)
8/31/2023	$15.53	$0.43	$(1.86)	$(1.43)	$(0.41)	$(1.31)	$—	$(1.72)
Period from 1/11/2022[i] to 8/31/2022	$18.24	$0.11	$(2.60)	$(2.49)	$(0.12)	$(0.10)	$—	$(0.22)

Small Cap Growth Fund
Investor Class
8/31/2026[o]	$51.15	$(0.28)	$7.86	$7.58	$—	$(3.47)	$—	$(3.47)
8/31/2025[o]	$50.68	$(0.22)	$0.92	$0.70	$—	$(0.23)	$—	$(0.23)
8/31/2024[o]	$38.72	$(0.22)	$12.18	$11.96	$—	$—	$—	$—
8/31/2023[o]	$38.17	$(0.18)	$0.73	$0.55	$—	$—	$—	$—
8/31/2022[o]	$57.06	$(0.28)	$(9.62)	$(9.90)	$—	$(8.99)	$(0.00)	$(8.99)

Trust Class
8/31/2026[o]	$51.28	$(0.42)	$7.91	$7.49	$—	$(3.52)	$—	$(3.52)
8/31/2025[o]	$50.95	$(0.35)	$0.91	$0.56	$—	$(0.23)	$—	$(0.23)
8/31/2024[o]	$39.02	$(0.33)	$12.26	$11.93	$—	$—	$—	$—
8/31/2023[o]	$38.55	$(0.28)	$0.75	$0.47	$—	$—	$—	$—
8/31/2022[o]	$57.79	$(0.40)	$(9.74)	$(10.14)	$—	$(9.10)	$(0.00)	$(9.10)

Advisor Class
8/31/2026[o]	$51.38	$(0.50)	$7.90	$7.40	$—	$(3.55)	$—	$(3.55)
8/31/2025[o]	$51.12	$(0.42)	$0.92	$0.50	$—	$(0.24)	$—	$(0.24)
8/31/2024[o]	$39.21	$(0.39)	$12.30	$11.91	$—	$—	$—	$—
8/31/2023[o]	$38.79	$(0.34)	$0.76	$0.42	$—	$—	$—	$—
8/31/2022[o]	$58.26	$(0.47)	$(9.82)	$(10.29)	$—	$(9.18)	$(0.00)	$(9.18)

Institutional Class
8/31/2026	$51.08	$(0.23)	$7.88	$7.65	$—	$(3.45)	$—	$(3.45)
8/31/2025	$50.56	$(0.17)	$0.92	$0.75	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.59	$(0.17)	$12.14	$11.97	$—	$—	$—	$—
8/31/2023	$37.99	$(0.14)	$0.74	$0.60	$—	$—	$—	$—
8/31/2022	$56.73	$(0.24)	$(9.57)	$(9.81)	$—	$(8.93)	$(0.00)	$(8.93)

Class A
8/31/2026[o]	$51.29	$(0.42)	$7.90	$7.48	$—	$(3.52)	$—	$(3.52)
8/31/2025[o]	$50.96	$(0.35)	$0.91	$0.56	$—	$(0.23)	$—	$(0.23)
8/31/2024[o]	$39.04	$(0.33)	$12.25	$11.92	$—	$—	$—	$—
8/31/2023[o]	$38.57	$(0.28)	$0.75	$0.47	$—	$—	$—	$—
8/31/2022[o]	$57.82	$(0.40)	$(9.74)	$(10.14)	$—	$(9.11)	$(0.00)	$(9.11)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$15.06	10.97%	$18.1	0.89%	0.09%	2.77%	39%
$13.95	(2.88)%	$17.1	0.88%	0.08%	2.76%	57%
$14.79	23.28%	$19.3	0.88%	0.08%	3.20%	53%
$12.38	(9.10)%	$16.1	0.88%	0.08%	3.30%	38%
$15.53	(13.67)%[j]	$19.0	0.88%[k]	0.08%[k]	1.00%[k]	37%[l]

$55.26	15.26%	$72.5	1.25%	1.02%	(0.51)%	272%
$51.15	1.35%	$67.2	1.30%	1.01%	(0.45)%	150%
$50.68	30.90%	$71.7	1.33%	1.01%	(0.52)%	131%
$38.72	1.45%	$59.7	1.32%	1.01%	(0.49)%	129%
$38.17	(19.94)%	$62.8	1.32%	1.01%	(0.63)%	121%

$55.25	15.01%	$3.8	1.43%	1.25%	(0.75)%	272%
$51.28	1.10%	$4.0	1.47%	1.25%	(0.69)%	150%
$50.95	30.57%	$4.4	1.50%	1.25%	(0.76)%	131%
$39.02	1.22%	$3.5	1.50%	1.25%	(0.73)%	129%
$38.55	(20.14)%	$3.9	1.49%	1.25%	(0.87)%	121%

$55.23	14.82%	$1.5	1.61%	1.41%	(0.90)%	272%
$51.38	0.94%	$1.4	1.65%	1.40%	(0.85)%	150%
$51.12	30.36%	$1.8	1.67%	1.40%	(0.91)%	131%
$39.21	1.09%	$1.9	1.67%	1.40%	(0.88)%	129%
$38.79	(20.26)%	$2.6	1.64%	1.40%	(1.02)%	121%

$55.28	15.40%	$382.4	1.06%	0.90%	(0.41)%	272%
$51.08	1.46%	$221.3	1.10%	0.90%	(0.34)%	150%
$50.56	31.02%	$195.2	1.12%	0.90%	(0.40)%	131%
$38.59	1.58%	$156.2	1.13%	0.90%	(0.38)%	129%
$37.99	(19.86)%	$146.5	1.13%	0.90%	(0.53)%	121%

$55.25	14.99%	$21.4	1.45%	1.27%	(0.76)%	272%
$51.29	1.08%	$20.2	1.50%	1.26%	(0.70)%	150%
$50.96	30.55%	$21.1	1.52%	1.26%	(0.77)%	131%
$39.04	1.22%	$16.9	1.53%	1.26%	(0.73)%	129%
$38.57	(20.14)%	$18.2	1.53%	1.26%	(0.88)%	121%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Small Cap Growth Fund (cont’d)
Class C
8/31/2026[o]	$51.75	$(0.85)	$7.97	$7.12	$—	$(3.67)	$—	$(3.67)
8/31/2025[o]	$51.81	$(0.72)	$0.90	$0.18	$—	$(0.24)	$—	$(0.24)
8/31/2024[o]	$39.99	$(0.66)	$12.48	$11.82	$—	$—	$—	$—
8/31/2023[o]	$39.81	$(0.57)	$0.75	$0.18	$—	$—	$—	$—
8/31/2022[o]	$60.17	$(0.78)	$(10.08)	$(10.86)	$—	$(9.50)	$(0.00)	$(9.50)

Class R3
8/31/2026[o]	$51.45	$(0.57)	$7.92	$7.35	$—	$(3.57)	$—	$(3.57)
8/31/2025[o]	$51.25	$(0.47)	$0.91	$0.44	$—	$(0.24)	$—	$(0.24)
8/31/2024[o]	$39.36	$(0.43)	$12.32	$11.89	$—	$—	$—	$—
8/31/2023[o]	$38.97	$(0.37)	$0.76	$0.39	$—	$—	$—	$—
8/31/2022[o]	$58.60	$(0.52)	$(9.87)	$(10.39)	$—	$(9.24)	$(0.00)	$(9.24)

Class R6
8/31/2026[o]	$51.01	$(0.17)	$7.87	$7.70	$—	$(3.43)	$—	$(3.43)
8/31/2025[o]	$50.45	$(0.12)	$0.91	$0.79	$—	$(0.23)	$—	$(0.23)
8/31/2024[o]	$38.46	$(0.13)	$12.12	$11.99	$—	$—	$—	$—
8/31/2023[o]	$37.83	$(0.10)	$0.73	$0.63	$—	$—	$—	$—
8/31/2022[o]	$56.42	$(0.18)	$(9.53)	$(9.71)	$—	$(8.88)	$(0.00)	$(8.88)
See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$55.20	14.14%	$5.9	2.18%	2.01%	(1.51)%	272%
$51.75	0.33%	$6.3	2.21%	2.01%	(1.45)%	150%
$51.81	29.57%	$6.3	2.24%	2.01%	(1.51)%	131%
$39.99	0.45%	$4.3	2.24%	2.01%	(1.49)%	129%
$39.81	(20.74)%	$4.2	2.25%	2.01%	(1.64)%	121%

$55.23	14.70%	$16.3	1.72%	1.51%	(1.01)%	272%
$51.45	0.83%	$16.6	1.73%	1.51%	(0.95)%	150%
$51.25	30.22%	$10.6	1.76%	1.51%	(1.02)%	131%
$39.36	0.98%	$8.4	1.76%	1.51%	(0.99)%	129%
$38.97	(20.35)%	$5.4	1.77%	1.51%	(1.13)%	121%

$55.28	15.52%	$139.0	0.97%	0.80%	(0.30)%	272%
$51.01	1.56%	$125.8	1.00%	0.80%	(0.23)%	150%
$50.45	31.15%	$102.1	1.03%	0.80%	(0.31)%	131%
$38.46	1.68%	$89.0	1.03%	0.80%	(0.27)%	129%
$37.83	(19.78)%	$77.7	1.05%	0.80%	(0.42)%	121%

Notes to Financial Highlights Equity Funds

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c
Except for the Fund classes listed below, the class action proceeds listed in Note A of the Notes to
Financial Statements, if any, had no impact on the Funds’ total returns for the year ended August 31,
2026. Had the Fund classes listed below not received class action proceeds in 2026, total return on per share NAV for the year ended August 31, 2026, would have been:

Quality Equity Investor Class	25.58%

Except for the Fund classes listed below, the class action proceeds received in 2025, 2024,
2023, and/or 2022, if any, had no impact on the Funds’ total returns for the years ended August 31,
2025, 2024, 2023, and/or 2022. Had the Fund classes listed below not received class action proceeds in 2025, 2024, 2023, and/or 2022, total return based on per share NAV for the years ended August 31,
2025, 2024, 2023, and/or 2022 would have been:

	Year Ended August 31,
	2025	2024	2023	2022
Mid Cap Intrinsic Value Investor Class	—	14.66%	3.80%	—
Mid Cap Intrinsic Value Trust Class	—	14.37%	3.57%	—
Mid Cap Intrinsic Value Institutional Class	—	14.76%	3.91%	—
Mid Cap Intrinsic Value Class A	—	14.39%	3.56%	—
Mid Cap Intrinsic Value Class C	—	13.53%	2.76%	—
Mid Cap Intrinsic Value Class R3	—	14.10%	3.23%	—
Mid Cap Intrinsic Value Class R6	—	14.68%	4.03%	—
Multi-Cap Opportunities Institutional Class	11.95%	25.44%	12.26%	(15.17)%
Multi-Cap Opportunities Class A	11.46%	—	11.93%	(15.43)%
Multi-Cap Opportunities Class C	10.68%	24.07%	11.17%	(16.11)%
Multi-Cap Opportunities Class E	12.86%	—	13.37%	(16.37)%
Quality Equity Investor Class	—	31.54%	—	—
Quality Equity Trust Class	—	31.35%	—	—
Quality Equity Institutional Class	—	31.81%	—	—
Quality Equity Class A	—	31.34%	—	—
Quality Equity Class C	—	30.33%	—	—
Quality Equity Class R3	—	30.95%	—	—
Quality Equity Class R6	—	31.91%	—	—

Notes to Financial Highlights Equity Funds   (cont’d)
	Year Ended August 31,
	2025	2024	2023	2022
Quality Equity Class E	—	27.96% (1)	—	—

(1) Not annualized.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by Emerging Markets Equity (2024), International Select (2024) and Intrinsic Value (2024)
and/or reimbursement of expenses and/or waiver of a portion of the investment management fee by
Management. Had Emerging Markets Equity, International Select and Intrinsic Value not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

Year Ended August 31,
2024
Emerging Markets Equity Institutional Class	1.15%
Emerging Markets Equity Class A	1.40%
Emerging Markets Equity Class C	2.15%
Emerging Markets Equity Class R3	1.81%
Emerging Markets Equity Class R6	1.05%
International Select Trust Class	1.15%
International Select Institutional Class	0.80%
International Select Class A	1.16%
International Select Class C	1.91%
International Select Class R3	1.41%
International Select Class R6	0.70%
Intrinsic Value Institutional Class	0.95%
Intrinsic Value Class A	1.31%
Intrinsic Value Class C	2.06%
Intrinsic Value Class R6	0.86%

f	ECJ tax reclaim expenses are included in these ratios on a non-annualized basis.
g	Includes ECJ tax reclaims. Without these, net investment income per share would have been:

	Year Ended August 31,
	2026	2025	2024
Equity Income Institutional Class	—	$0.29	—
Equity Income Class A	—	$0.23	—
Equity Income Class C	—	$0.13	—
Equity Income Class R3	—	$0.19	—
Equity Income Class E	—	$0.38	—
International Equity Investor Class	—	—	$0.18
International Equity Trust Class	—	—	$0.17
International Equity Institutional Class	—	—	$0.21
International Equity Class A	—	—	$0.16

Notes to Financial Highlights Equity Funds   (cont’d)
	Year Ended August 31,
	2026	2025	2024
International Equity Class C	—	—	$0.06
International Equity Class R6	—	—	$0.23
International Equity Class E	—	—	$0.31
Quality Equity Investor Class	$(0.02)	—	—
Quality Equity Trust Class	$(0.13)	—	—
Quality Equity Institutional Class	$0.03	—	—
Quality Equity Class A	$(0.19)	—	—
Quality Equity Class C	$(0.63)	—	—
Quality Equity Class R3	$(0.29)	—	—
Quality Equity Class R6	$0.12	—	—
Quality Equity Class E	$0.41	—	—

Includes ECJ tax reclaims. Without these, the ratio of net investment income to average net assets would have been:

Year Ended August 31,
	2026	2025	2024
Equity Income Institutional Class	—	2.01%	—
Equity Income Class A	—	1.65%	—
Equity Income Class C	—	0.90%	—
Equity Income Class R3	—	1.38%	—
Equity Income Class E	—	2.68%	—
International Equity Investor Class	—	—	1.43%
International Equity Trust Class	—	—	1.37%
International Equity Institutional Class	—	—	1.63%
International Equity Class A	—	—	1.27%
International Equity Class C	—	—	0.45%
International Equity Class R6	—	—	1.79%
International Equity Class E	—	—	2.47%
Quality Equity Investor Class	(0.04)%	—	—
Quality Equity Trust Class	(0.22)%	—	—
Quality Equity Institutional Class	0.06%	—	—
Quality Equity Class A	(0.32)%	—	—
Quality Equity Class C	(1.06)%	—	—
Quality Equity Class R3	(0.50)%	—	—
Quality Equity Class R6	0.20%	—	—
Quality Equity Class E	0.71%	—	—

Notes to Financial Highlights Equity Funds   (cont’d)

h	Had the Fund not received ECJ tax reclaim income, the total return based on per share NAV would have been:

Year Ended August 31,
	2026	2025	2024
Equity Income Institutional Class	—	12.19%	—
Equity Income Class A	—	11.85%	—
Equity Income Class C	—	11.00%	—
Equity Income Class R3	—	11.52%	—
Equity Income Class E	—	12.93%	—
International Equity Investor Class	—	—	20.44%
International Equity Trust Class	—	—	20.39%
International Equity Institutional Class	—	—	20.66%
International Equity Class A	—	—	20.31%
International Equity Class C	—	—	19.30%
International Equity Class R6	—	—	20.88%
International Equity Class E	—	—	21.75%
Quality Equity Investor Class	25.58%	—	—
Quality Equity Trust Class	25.36%	—	—
Quality Equity Institutional Class	25.80%	—	—
Quality Equity Class A	25.37%	—	—
Quality Equity Class C	24.42%	—	—
Quality Equity Class R6	25.93%	—	—
Quality Equity Class R3	25.05%	—	—
Quality Equity Class E	26.57%	—	—

i	The date investment operations commenced.
j	Not annualized.
k	Annualized.
l
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended August 31, 2024 for Quality Equity and for the year ended August 31, 2022, for Equity Income,
Genesis, International Equity, Large Cap Value, Multi-Cap Opportunities and Real Estate.

m
After the close of business on October 10, 2025, the Funds’ applicable classes underwent a stock split or reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

n
After repayment of expenses previously reimbursed and/or fees previously waived pursuant to the terms of the contractual expense limitation agreements by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended August 31,
	2026	2025	2023	2022
Focus Institutional Class	0.73%	0.74%	—	—
Intrinsic Value Institutional Class	—	—	—	0.96%

Notes to Financial Highlights Equity Funds   (cont’d)
	Year Ended August 31,
	2026	2025	2023	2022
Intrinsic Value Class A	—	—	1.32%	1.33%
Intrinsic Value Class C	—	—	2.06%	2.07%
Large Cap Growth Class R3	—	—	1.35%	1.34%
Large Cap Growth Class R6	—	0.55%	0.59%	—

o
After the close of business on September 11, 2026, the Funds’ applicable classes underwent a stock split or reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

p	Includes ECJ tax reclaims professional fees. Without these, the ratio of net expenses to average daily net assets would have been:

Year Ended August 31,
2024
International Equity Investor Class	1.07%
International Equity Trust Class	1.13%
International Equity Institutional Class	0.85%
International Equity Class A	1.21%
International Equity Class C	1.96%
International Equity Class R6	0.75%
International Equity Class E	0.06%

q	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
r
Represents the annualized ratio of net expenses to average daily net assets excluding deferred tax benefit/(expense). There was no impact to the annualized ratio of net expenses to average daily net assets including deferred tax benefit/(expense) for Investor Class, Trust Class, Advisor Class,
Institutional Class, Class A, Class C, Class R3 and Class R6 for the years ended August 31, 2026,
2025, 2024, 2023 and 2022.

s
Represents the annualized ratio of net investment income/(loss) to average daily net assets excluding deferred tax expense. The annualized ratio of net investment income/(loss) to average daily net assets including deferred tax expense would have been (0.16)% and (0.78)% for Investor Class and Advisor
Class, respectively, for the year ended August 31, 2026.  There was no impact to the annualized ratio of net investment income/(loss) to average daily net assets including deferred tax benefit/(expense) for
Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6 for the year ended August 31,
2026, and for Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3
and Class R6 for the years ended August 31, 2025, 2024, 2023 and 2022.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
Neuberger Berman Equity Funds and the Shareholders of:
Neuberger Emerging Markets Equity Fund
Neuberger Equity Income Fund
Neuberger Focus Fund
Neuberger Genesis Fund
Neuberger International Equity Fund
Neuberger International Select Fund
Neuberger Intrinsic Value Fund
Neuberger Large Cap Growth Fund
Neuberger Large Cap Value Fund
Neuberger Mid Cap Growth Fund
Neuberger Mid Cap Intrinsic Value Fund
Neuberger Multi-Cap Opportunities Fund
Neuberger Quality Equity Fund
Neuberger Real Estate Fund
Neuberger Small Cap Growth Fund
(Prior to December 18, 2025, each Fund included “Neuberger Berman” in place of “Neuberger” in its name.)
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Neuberger Large Cap Growth Fund (one of the series constituting the Neuberger Berman Equity Funds (the “Trust”)), including the consolidated schedule of investments, as of August 31, 2026, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”). We have audited the accompanying statements of assets and liabilities of Neuberger Emerging Markets Equity Fund, Neuberger Equity Income Fund, Neuberger Focus Fund, Neuberger Genesis Fund, Neuberger International Equity Fund, Neuberger International Select Fund, Neuberger Intrinsic Value Fund, Neuberger Large Cap Value Fund, Neuberger Mid Cap Growth Fund, Neuberger Mid Cap Intrinsic Value Fund, Neuberger Multi-Cap Opportunities Fund, Neuberger Quality Equity Fund, Neuberger Real Estate Fund, and Neuberger Small Cap Growth Fund (collectively, together with Neuberger Large Cap Growth Fund, referred to as the “Funds”) (fourteen of the series constituting the Trust), including the schedules of investments, as of August 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds (fifteen of the series constituting

Neuberger Berman Equity Funds) at August 31, 2026, and the results, or the consolidated results, of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting Neuberger Berman Equity Funds	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Emerging Markets Equity Fund
Neuberger Equity Income Fund
Neuberger Focus Fund
Neuberger Genesis Fund
Neuberger International Equity Fund
Neuberger International Select Fund
Neuberger Intrinsic Value Fund
Neuberger Large Cap Growth Fund
Neuberger Large Cap Value Fund
Neuberger Mid Cap Growth Fund
Neuberger Mid Cap Intrinsic Value Fund
Neuberger Multi-Cap Opportunities Fund
Neuberger Quality Equity Fund
Neuberger Real Estate Fund
Neuberger Small Cap Growth Fund
	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the five years in the period ended August 31, 2026
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
October 27, 2026

Directory (Unaudited)
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Investor, Trust, Advisor & Institutional Class Shareholders address correspondence to:
Neuberger Funds
PO Box 219189
Kansas City, MO 64121-9189
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
For Class A, Class C, Class R3 and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Unaudited)
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies (Unaudited)
During the period covered by this report, there were no matters submitted to the Funds' shareholders through the solicitation of proxies or otherwise.

Notice to Shareholders (Unaudited)
For the fiscal year ended August 31, 2026, each Fund makes the following designation, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as Capital Gains Distributions and Qualified Dividend Income. Complete information regarding each Fund’s Qualified Dividend Income distributions during the calendar year 2026 will be reported in conjunction with Form 1099-DIV.
Fund	Capital Gains Distributions	Qualified Dividend Income
Emerging Markets Equity	$970,333	$8,877,219
Equity Income	31,625,516	27,705,869
Focus	75,667,364	11,362,733
Genesis	1,560,303,987	87,561,968
International Equity	81,249,515	19,583,263
International Select	12,479,192	4,956,555
Intrinsic Value	74,360,529	20,110,969
Large Cap Growth	303,963,322	16,069,295
Large Cap Value	475,819,802	187,288,970
Mid Cap Growth	214,098,676	7,533,131
Mid Cap Intrinsic Value	5,244,821	641,363
Multi-Cap Opportunities	7,815,543	2,403,443
Quality Equity	48,254,893	19,117,477
Real Estate	—	561,474
Small Cap Growth	50,628,789	2,032,335

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Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.neuberger.com
H0599 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There was nothing to report with respect to this item.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  November 5, 2026

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  November 5, 2026